UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Fl. Woodland Hills, CA		91367-4901
(Address of principal executive offices)		(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments.

SEASONS SERIES TRUST MULTI-MANAGED GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2016 — (unaudited)

Security Description	Shares/ Principal Amount(13)	Value (Note 1)
COMMON STOCKS — 73.1%
Aerospace/Defense — 1.4%
General Dynamics Corp.	1,805	$311,651
Northrop Grumman Corp.	948	220,486
Teledyne Technologies, Inc.†	1,624	199,752
		731,889
Aerospace/Defense-Equipment — 0.2%
AAR Corp.	575	19,004
Curtiss-Wright Corp.	475	46,721
Moog, Inc., Class A†	450	29,556
		95,281
Airlines — 0.8%
Alaska Air Group, Inc.	800	70,984
United Continental Holdings, Inc.†	4,939	359,954
		430,938
Apparel Manufacturers — 0.4%
Carter’s, Inc.	2,252	194,550
Applications Software — 3.4%
Bazaarvoice, Inc.†	11,450	55,532
Microsoft Corp.	20,755	1,289,716
MINDBODY, Inc., Class A†	1,125	23,963
Progress Software Corp.	1,425	45,500
salesforce.com, Inc.†	5,693	389,743
		1,804,454
Athletic Footwear — 0.6%
NIKE, Inc., Class B	5,935	301,676
Auto-Truck Trailers — 0.0%
Wabash National Corp.	375	5,933
Auto/Truck Parts & Equipment-Original — 0.7%
American Axle & Manufacturing Holdings, Inc.†	275	5,308
Dana, Inc.	1,775	33,689
Delphi Automotive PLC	3,658	246,366
Tenneco, Inc.†	1,200	74,964
		360,327
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,975	66,459
Banks-Commercial — 2.1%
1st Source Corp.	375	16,748
BancFirst Corp.	575	53,504
BancorpSouth, Inc.	1,550	48,127
Capital Bank Financial Corp., Class A	1,225	48,081
Cathay General Bancorp, Class B	600	22,818
Central Pacific Financial Corp.	2,125	66,767
Central Valley Community Bancorp	150	2,994
Chemical Financial Corp.	250	13,543
Citizens & Northern Corp.	150	3,930
City Holding Co.	400	27,040
CVB Financial Corp.	2,525	57,898
East West Bancorp, Inc.	24	1,220
FCB Financial Holdings, Inc., Class A†	3,025	144,292
First Commonwealth Financial Corp.	2,650	37,577
First Community Bancshares, Inc.	175	5,275
First Financial Bancorp	425	12,091
First Hawaiian, Inc.	550	19,151
First Interstate BancSystem, Inc., Class A	425	18,084
Fulton Financial Corp.	650	12,220
Great Western Bancorp, Inc.	200	8,718
Guaranty Bancorp	250	6,050
Hope Bancorp, Inc.	1,244	27,231
IBERIABANK Corp.	371	31,071
Independent Bank Corp.	575	12,478
Independent Bank Corp./Rockland Trust Co.	75	5,284
MainSource Financial Group, Inc.	175	6,020
OFG Bancorp	1,450	18,995
PacWest Bancorp	425	23,137
Sierra Bancorp	175	4,653
Simmons First National Corp., Class A	250	15,538
Southside Bancshares, Inc.	107	4,031
Southwest Bancorp, Inc.	125	3,625
Suffolk Bancorp	525	22,481
TCF Financial Corp.	1,575	30,854
Trustmark Corp.	525	18,716
UMB Financial Corp.	375	28,920
Union Bankshares Corp.	1,991	71,158
Webster Financial Corp.	350	18,998
West Bancorporation, Inc.	450	11,115
Westamerica Bancorporation	1,600	100,688
		1,081,121
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	925	28,860
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	150	4,784
Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	10,334	428,448
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	525	33,232
Building & Construction Products-Misc. — 0.1%
Forterra, Inc.†	375	8,123
Gibraltar Industries, Inc.†	900	37,485
Ply Gem Holdings, Inc.†	1,125	18,281
		63,889
Building & Construction-Misc. — 0.0%
MYR Group, Inc.†	528	19,895
Building Products-Cement — 0.7%
Continental Building Products, Inc.†	1,475	34,072
Vulcan Materials Co.	2,540	317,881
		351,953
Building-Heavy Construction — 0.1%
MasTec, Inc.†	775	29,644
Building-Residential/Commercial — 0.0%
UCP, Inc., Class A†	275	3,314
Cable/Satellite TV — 1.2%
Comcast Corp., Class A	9,486	655,008
Casino Hotels — 0.0%
Boyd Gaming Corp.†	275	5,547
Casino Services — 0.0%
Scientific Games Corp., Class A†	450	6,300
Cellular Telecom — 0.5%
T-Mobile US, Inc.†	4,555	261,958

1

Chemicals-Diversified — 0.0%
Koppers Holdings, Inc.†	475	19,143
Chemicals-Fibers — 0.1%
Rayonier Advanced Materials, Inc.	3,175	49,085
Chemicals-Specialty — 0.2%
Minerals Technologies, Inc.	800	61,800
OMNOVA Solutions, Inc.†	1,825	18,250
		80,050
Commercial Services — 1.6%
Aramark	8,892	317,622
CoStar Group, Inc.†	867	163,421
HMS Holdings Corp.†	1,575	28,602
Medifast, Inc.	100	4,163
Nielsen Holdings PLC	4,139	173,631
ServiceMaster Global Holdings, Inc.†	4,511	169,929
		857,368
Commercial Services-Finance — 0.5%
Equifax, Inc.	778	91,983
Euronet Worldwide, Inc.†	175	12,675
EVERTEC, Inc.	250	4,438
MarketAxess Holdings, Inc.	325	47,749
S&P Global, Inc.	1,143	122,918
		279,763
Computer Aided Design — 0.6%
Aspen Technology, Inc.†	2,150	117,562
Cadence Design Systems, Inc.†	8,627	217,573
		335,135
Computer Data Security — 0.0%
Qualys, Inc.†	325	10,286
Computer Services — 0.7%
Amdocs, Ltd.	3,412	198,749
Barracuda Networks, Inc.†	950	20,358
Convergys Corp.	1,200	29,472
Science Applications International Corp.	300	25,440
Tessera Holding Corp.	400	17,680
Unisys Corp.†	4,525	67,649
		359,348
Computer Software — 0.2%
SS&C Technologies Holdings, Inc.	4,471	127,871
Computers — 1.4%
Apple, Inc.	6,224	720,864
Nutanix, Inc., Class A†	925	24,568
		745,432
Consulting Services — 0.6%
Franklin Covey Co.†	750	15,113
Huron Consulting Group, Inc.†	2,150	108,897
Verisk Analytics, Inc.†	2,288	185,717
		309,727
Containers-Paper/Plastic — 0.6%
Graphic Packaging Holding Co.	4,770	59,530
Sealed Air Corp.	5,524	250,458
		309,988
Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	1,797	117,596
elf Beauty, Inc.†	225	6,511
Estee Lauder Cos., Inc., Class A	3,314	253,488
		377,595
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	3,107	132,141
Data Processing/Management — 0.2%
CSG Systems International, Inc.	1,250	60,500
Fair Isaac Corp.	550	65,571
		126,071
Diagnostic Kits — 0.1%
Quidel Corp.†	1,800	38,556
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	150	10,913
Distribution/Wholesale — 0.3%
Essendant, Inc.	425	8,883
Fastenal Co.	2,337	109,792
Titan Machinery, Inc.†	1,975	28,776
		147,451
Diversified Manufacturing Operations — 0.9%
A.O. Smith Corp.	3,303	156,397
Actuant Corp., Class A	1,825	47,359
Illinois Tool Works, Inc.	2,229	272,963
		476,719
Drug Delivery Systems — 0.0%
Heron Therapeutics, Inc.†	350	4,585
Revance Therapeutics, Inc.†	500	10,350
		14,935
E-Commerce/Products — 1.7%
Amazon.com, Inc.†	1,198	898,344
E-Commerce/Services — 0.6%
Priceline Group, Inc.†	187	274,153
RetailMeNot, Inc.†	2,000	18,600
		292,753
E-Marketing/Info — 0.0%
Liquidity Services, Inc.†	625	6,094
Electric Products-Misc. — 0.5%
AMETEK, Inc.	4,884	237,362
Graham Corp.	250	5,538
		242,900
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	575	17,423
Electric-Generation — 0.0%
Atlantic Power Corp.†	9,775	24,437
Electric-Integrated — 0.2%
Avista Corp.	175	6,998
El Paso Electric Co.	725	33,713
NorthWestern Corp.	200	11,374
PNM Resources, Inc.	550	18,865
Portland General Electric Co.	1,300	56,329
		127,279

2

Electronic Components-Misc. — 0.6%
Bel Fuse, Inc., Class B	675	20,858
Benchmark Electronics, Inc.†	1,550	47,275
Flex, Ltd.†	10,177	146,243
Sanmina Corp.†	950	34,818
Stoneridge, Inc.†	2,350	41,571
Vishay Intertechnology, Inc.	2,350	38,070
		328,835
Electronic Components-Semiconductors — 1.0%
Alpha & Omega Semiconductor, Ltd.†	2,250	47,858
Intersil Corp., Class A	1,300	28,990
InvenSense, Inc.†	9,250	118,307
Silicon Laboratories, Inc.†	125	8,125
Synaptics, Inc.†	1,275	68,314
Texas Instruments, Inc.	3,716	271,157
		542,751
Electronic Connectors — 0.8%
Amphenol Corp., Class A	5,984	402,125
Electronic Design Automation — 0.1%
Mentor Graphics Corp.	1,850	68,246
Electronic Forms — 0.9%
Adobe Systems, Inc.†	4,337	446,494
Electronic Measurement Instruments — 0.3%
National Instruments Corp.	4,811	148,275
Electronic Parts Distribution — 0.0%
Tech Data Corp.†	150	12,702
Energy-Alternate Sources — 0.3%
Renewable Energy Group, Inc.†	1,625	15,763
REX American Resources Corp.†	1,350	133,312
		149,075
Engineering/R&D Services — 0.3%
EMCOR Group, Inc.	1,575	111,447
VSE Corp.	725	28,159
		139,606
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	2,300	51,198
Enterprise Software/Service — 0.9%
Blackline, Inc.†	100	2,763
Coupa Software, Inc.†	575	14,381
Manhattan Associates, Inc.†	300	15,909
Tyler Technologies, Inc.†	1,524	217,581
Ultimate Software Group, Inc.†	1,180	215,173
Xactly Corp.†	375	4,125
		469,932
Entertainment Software — 0.8%
Activision Blizzard, Inc.	8,467	305,743
Take-Two Interactive Software, Inc.†	2,750	135,548
		441,291
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	75	16,313
Finance-Consumer Loans — 0.4%
Nelnet, Inc., Class A	500	25,375
Regional Management Corp.†	125	3,285
Synchrony Financial	4,604	166,987
		195,647
Finance-Credit Card — 1.9%
MasterCard, Inc., Class A	4,224	436,128
Visa, Inc., Class A	7,054	550,353
		986,481
Finance-Investment Banker/Broker — 0.5%
Cowen Group, Inc., Class A†	162	2,511
Houlihan Lokey, Inc.	75	2,334
KCG Holdings, Inc., Class A†	1,225	16,231
Stifel Financial Corp.†	350	17,483
TD Ameritrade Holding Corp.	5,595	243,942
		282,501
Finance-Other Services — 0.5%
Intercontinental Exchange, Inc.	3,265	184,211
WageWorks, Inc.†	750	54,375
		238,586
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	3,675	39,322
MGIC Investment Corp.†	1,600	16,304
NMI Holdings, Inc., Class A†	750	7,988
		63,614
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	150	6,008
Food-Confectionery — 0.6%
Hershey Co.	2,918	301,809
Food-Dairy Products — 0.1%
Dean Foods Co.	1,850	40,293
Food-Flour & Grain — 0.1%
Post Holdings, Inc.†	350	28,136
Food-Misc./Diversified — 0.2%
Darling Ingredients, Inc.†	6,475	83,592
Food-Retail — 0.5%
Ingles Markets, Inc., Class A	650	31,265
Kroger Co.	6,589	227,386
		258,651
Food-Wholesale/Distribution — 0.6%
Sysco Corp.	5,279	292,298
Footwear & Related Apparel — 0.0%
Iconix Brand Group, Inc.†	1,550	14,477
Gas-Distribution — 0.1%
Southwest Gas Corp.	375	28,732
Spire, Inc.	425	27,434
		56,166
Golf — 0.0%
Acushnet Holdings Corp.†	325	6,406
Home Furnishings — 0.1%
Leggett & Platt, Inc.	600	29,328
Select Comfort Corp.†	1,525	34,495
		63,823

3

Hotels/Motels — 0.4%
Hilton Worldwide Holdings, Inc.	6,421	174,651
La Quinta Holdings, Inc.†	2,075	29,486
		204,137
Housewares — 0.1%
NACCO Industries, Inc., Class A	425	38,484
Human Resources — 0.3%
Barrett Business Services, Inc.	1,500	96,150
Cross Country Healthcare, Inc.†	3,550	55,415
Insperity, Inc.	250	17,738
TriNet Group, Inc.†	200	5,124
		174,427
Independent Power Producers — 0.1%
Dynegy, Inc.†	3,700	31,302
Ormat Technologies, Inc.	400	21,448
		52,750
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	125	4,138
Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	2,454	352,934
Instruments-Controls — 0.5%
Sensata Technologies Holding NV†	6,231	242,697
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	475	10,707
CNO Financial Group, Inc.	2,150	41,172
Primerica, Inc.	625	43,219
		95,098
Insurance-Multi-line — 0.0%
Kemper Corp.	500	22,150
Insurance-Property/Casualty — 0.4%
Ambac Financial Group, Inc.†	125	2,813
First American Financial Corp.	400	14,652
Global Indemnity, Ltd.†	150	5,731
Navigators Group, Inc.	325	38,269
ProAssurance Corp.	500	28,100
Progressive Corp.	2,751	97,660
Stewart Information Services Corp.	100	4,608
Universal Insurance Holdings, Inc.	175	4,970
		196,803
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	175	9,625
Internet Application Software — 0.0%
Intralinks Holdings, Inc.†	725	9,802
Internet Content-Entertainment — 1.4%
Facebook, Inc., Class A†	6,351	730,683
Internet Content-Information/News — 0.0%
DHI Group, Inc.†	1,225	7,656
Internet Security — 0.0%
VASCO Data Security International, Inc.†	825	11,261
Zix Corp.†	1,550	7,657
		18,918
Investment Companies — 0.1%
Acacia Research Corp.†	4,550	29,575
Investment Management/Advisor Services — 0.1%
Federated Investors, Inc., Class B	225	6,363
Virtus Investment Partners, Inc.	125	14,756
Waddell & Reed Financial, Inc., Class A	200	3,902
		25,021
Lasers-System/Components — 0.0%
Coherent, Inc.†	125	17,173
Leisure Games — 0.0%
Intrawest Resorts Holdings, Inc.†	150	2,678
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	175	5,471
Machinery-Construction & Mining — 0.0%
Joy Global, Inc.	125	3,500
Machinery-General Industrial — 0.7%
Applied Industrial Technologies, Inc.	525	31,185
DXP Enterprises, Inc.†	1,075	37,346
Kadant, Inc.	500	30,600
Roper Technologies, Inc.	1,428	261,438
		360,569
Medical Information Systems — 0.6%
athenahealth, Inc.†	2,846	299,314
Medical Instruments — 0.6%
Boston Scientific Corp.†	12,313	266,330
Halyard Health, Inc.†	1,100	40,678
		307,008
Medical Products — 0.2%
Orthofix International NV†	1,250	45,225
Surmodics, Inc.†	1,300	33,020
Wright Medical Group NV†	1,725	39,640
		117,885
Medical-Biomedical/Gene — 3.4%
Aduro Biotech, Inc.†	100	1,140
Alder Biopharmaceuticals, Inc.†	4,835	100,568
AMAG Pharmaceuticals, Inc.†	650	22,620
Amgen, Inc.	3,251	475,329
Ardelyx, Inc.†	200	2,840
Arrowhead Pharmaceuticals, Inc.†	2,275	3,526
Audentes Therapeutics, Inc.†	150	2,741
Bellicum Pharmaceuticals, Inc.†	800	10,896
Biogen, Inc.†	1,175	333,206
Blueprint Medicines Corp.†	250	7,012
Cambrex Corp.†	175	9,441
Celgene Corp.†	3,518	407,208
Dimension Therapeutics, Inc.†	300	1,305
Edge Therapeutics, Inc.†	675	8,437
Exelixis, Inc.†	1,000	14,910
FibroGen, Inc.†	575	12,305
Five Prime Therapeutics, Inc.†	275	13,780
Halozyme Therapeutics, Inc.†	825	8,151
Idera Pharmaceuticals, Inc.†	1,225	1,838
Infinity Pharmaceuticals, Inc.†	1,275	1,721

4

Karyopharm Therapeutics, Inc.†	1,000	9,400
Kite Pharma, Inc.†	250	11,210
Lexicon Pharmaceuticals, Inc.†	1,000	13,830
Prothena Corp. PLC†	500	24,595
PTC Therapeutics, Inc.†	2,025	22,093
Puma Biotechnology, Inc.†	225	6,908
Regeneron Pharmaceuticals, Inc.†	596	218,786
Sage Therapeutics, Inc.†	375	19,147
Selecta Biosciences, Inc.†	625	10,719
Spark Therapeutics, Inc.†	125	6,238
Tokai Pharmaceuticals, Inc.†	550	538
Trius Therapeutics, Inc. CVR†(1)(12)	3,700	0
Ultragenyx Pharmaceutical, Inc.†	300	21,093
Versartis, Inc.†	350	5,215
		1,808,746
Medical-Drugs — 4.3%
ACADIA Pharmaceuticals, Inc.†	625	18,025
Adamas Pharmaceuticals, Inc.†	625	10,563
Aimmune Therapeutics, Inc.†	1,000	20,450
Allergan PLC†	1,941	407,629
Amicus Therapeutics, Inc.†	3,800	18,886
Bristol-Myers Squibb Co.	7,590	443,560
Chimerix, Inc.†	250	1,150
Clovis Oncology, Inc.†	525	23,320
Coherus Biosciences, Inc.†	500	14,075
Eli Lilly & Co.	6,082	447,331
Global Blood Therapeutics, Inc.†	600	8,670
Horizon Pharma PLC†	475	7,686
Immune Design Corp.†	900	4,950
Ironwood Pharmaceuticals, Inc.†	13,896	212,470
Mallinckrodt PLC†	3,993	198,931
Ophthotech Corp.†	275	1,328
Pacira Pharmaceuticals, Inc.†	525	16,957
Pfizer, Inc.	9,820	318,954
Prestige Brands Holdings, Inc.†	225	11,723
Ra Pharmaceuticals, Inc.†	225	3,418
Radius Health, Inc.†	350	13,310
Reata Pharmaceuticals, Inc., Class A†	400	8,732
Synergy Pharmaceuticals, Inc.†	4,325	26,339
TESARO, Inc.†	100	13,448
		2,251,905
Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	675	12,434
AveXis, Inc.†	200	9,546
		21,980
Medical-HMO — 0.9%
Aetna, Inc.	2,866	355,413
Molina Healthcare, Inc.†	450	24,417
Triple-S Management Corp., Class B†	2,000	41,400
WellCare Health Plans, Inc.†	225	30,843
		452,073
Medical-Hospitals — 0.7%
Quorum Health Corp.†	5,175	37,622
Surgical Care Affiliates, Inc.†	600	27,762
Universal Health Services, Inc., Class B	2,815	299,460
		364,844
Medical-Nursing Homes — 0.0%
Genesis Healthcare, Inc.†	625	2,656
Medical-Outpatient/Home Medical — 0.1%
Civitas Solutions, Inc.†	1,675	33,332
Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	1,475	52,053
Metal Processors & Fabrication — 0.3%
Rexnord Corp.†	8,037	157,445
Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	525	12,721
Worthington Industries, Inc.	1,225	58,114
		70,835
Networking Products — 0.1%
Black Box Corp.	900	13,725
NETGEAR, Inc.†	825	44,839
		58,564
Office Furnishings-Original — 0.0%
Interface, Inc.	461	8,552
Office Supplies & Forms — 0.2%
ACCO Brands Corp.†	9,100	118,755
Oil & Gas Drilling — 0.0%
Parker Drilling Co.†	2,250	5,850
Seadrill, Ltd.†	2,025	6,905
		12,755
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp.	1,667	116,240
Antero Resources Corp.†	1,575	37,249
Bill Barrett Corp.†	7,600	53,124
Denbury Resources, Inc.†	9,475	34,868
EP Energy Corp., Class A†	4,958	32,475
Sanchez Energy Corp.†	2,325	20,995
Unit Corp.†	875	23,511
		318,462
Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	100	3,965
Western Refining, Inc.	275	10,409
		14,374
Oil-Field Services — 0.4%
Archrock, Inc.	450	5,940
Halliburton Co.	857	46,355
MRC Global, Inc.†	2,700	54,702
NOW, Inc.†	850	17,399
Pioneer Energy Services Corp.†	1,875	12,844
SEACOR Holdings, Inc.†	775	55,242
		192,482
Paper & Related Products — 0.0%
Domtar Corp.	275	10,733
Pharmacy Services — 0.1%
Diplomat Pharmacy, Inc.†	6,006	75,676

5

Physicians Practice Management — 0.2%
Healthways, Inc.†	4,650	105,787
Pollution Control — 0.0%
CECO Environmental Corp.	1,050	14,648
Poultry — 0.1%
Pilgrim’s Pride Corp.	1,175	22,313
Sanderson Farms, Inc.	150	14,136
		36,449
Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	1,325	72,544
Powell Industries, Inc.	525	20,475
		93,019
Printing-Commercial — 0.2%
Deluxe Corp.	750	53,707
Ennis, Inc.	2,125	36,869
		90,576
Protection/Safety — 0.0%
Landauer, Inc.	475	22,848
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	1,800	19,530
Racetracks — 0.0%
Speedway Motorsports, Inc.	600	13,002
Real Estate Investment Trusts — 2.7%
American Assets Trust, Inc.	675	29,079
American Tower Corp.	4,531	478,836
Armada Hoffler Properties, Inc.	100	1,457
Ashford Hospitality Trust, Inc.	2,375	18,430
Capstead Mtg. Corp.	4,275	43,562
CBL & Associates Properties, Inc.	725	8,338
CoreSite Realty Corp.	1,325	105,165
CubeSmart	475	12,716
CyrusOne, Inc.	150	6,710
CYS Investments, Inc.	10,550	81,551
DCT Industrial Trust, Inc.	575	27,531
DiamondRock Hospitality Co.	725	8,359
EastGroup Properties, Inc.	325	23,998
EPR Properties	25	1,794
Equity LifeStyle Properties, Inc.	175	12,618
Equity One, Inc.	150	4,604
First Industrial Realty Trust, Inc.	350	9,818
Franklin Street Properties Corp.	625	8,100
Gladstone Commercial Corp.	150	3,015
Government Properties Income Trust	675	12,869
Gramercy Property Trust	900	8,262
Hersha Hospitality Trust	1,250	26,875
Highwoods Properties, Inc.	275	14,028
Hospitality Properties Trust	725	23,011
LTC Properties, Inc.	1,150	54,027
Mack-Cali Realty Corp.	650	18,863
Mid-America Apartment Communities, Inc.	205	20,074
Monogram Residential Trust, Inc.	625	6,763
National Retail Properties, Inc.	100	4,420
Pennsylvania Real Estate Investment Trust	375	7,110
Potlatch Corp.	1,000	41,650
PS Business Parks, Inc.	125	14,565
Ramco-Gershenson Properties Trust	1,325	21,968
RLJ Lodging Trust	3,450	84,490
Saul Centers, Inc.	350	23,313
Silver Bay Realty Trust Corp.	150	2,571
Simon Property Group, Inc.	794	141,070
Summit Hotel Properties, Inc.	225	3,607
Taubman Centers, Inc.	250	18,482
		1,433,699
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	1,213	122,562
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	225	10,096
Forestar Group, Inc.†	2,900	38,570
St. Joe Co.†	150	2,850
		51,516
Recreational Vehicles — 0.4%
Polaris Industries, Inc.	2,222	183,071
Rental Auto/Equipment — 0.0%
Aaron’s, Inc.	400	12,796
Research & Development — 0.0%
INC Research Holdings, Inc., Class A†	450	23,670
Respiratory Products — 0.1%
Inogen, Inc.†	750	50,377
Retail-Apparel/Shoe — 0.7%
Abercrombie & Fitch Co., Class A	700	8,400
Children’s Place, Inc.	1,300	131,235
L Brands, Inc.	3,151	207,462
		347,097
Retail-Auto Parts — 0.4%
AutoZone, Inc.†	298	235,357
Retail-Building Products — 0.7%
Lowe’s Cos., Inc.	5,185	368,757
Retail-Catalog Shopping — 0.3%
Liberty Interactive Corp. QVC Group, Class A†	6,532	130,509
Retail-Discount — 1.2%
Big Lots, Inc.	975	48,955
Costco Wholesale Corp.	2,276	364,410
Dollar Tree, Inc.†	2,822	217,802
		631,167
Retail-Gardening Products — 0.4%
Tractor Supply Co.	2,484	188,312
Retail-Hair Salons — 0.1%
Regis Corp.†	2,750	39,930
Retail-Home Furnishings — 0.1%
Pier 1 Imports, Inc.	6,975	59,566
Retail-Jewelry — 0.0%
Movado Group, Inc.	675	19,406
Retail-Misc./Diversified — 0.0%
FirstCash, Inc.	328	15,416

6

Retail-Office Supplies — 0.0%
Office Depot, Inc.	2,500	11,300
Retail-Pawn Shops — 0.1%
EZCORP, Inc., Class A†	3,200	34,080
Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	125	7,836
Retail-Restaurants — 1.5%
Bloomin’ Brands, Inc.	3,975	71,669
DineEquity, Inc.	75	5,775
Dunkin’ Brands Group, Inc.	4,309	225,964
Ruby Tuesday, Inc.†	1,975	6,379
Sonic Corp.	2,725	72,240
Starbucks Corp.	6,884	382,200
		764,227
Retail-Vitamins & Nutrition Supplements — 0.1%
GNC Holdings, Inc., Class A	3,325	36,708
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	3,000	116,550
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	225	3,217
Trinseo SA	950	56,335
		59,552
Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	4,225	121,046
Savings & Loans/Thrifts — 0.5%
BankFinancial Corp.	125	1,853
Beneficial Bancorp, Inc.	2,742	50,453
Capitol Federal Financial, Inc.	150	2,469
Charter Financial Corp.	450	7,501
First Defiance Financial Corp.	150	7,611
Flushing Financial Corp.	525	15,430
Investors Bancorp, Inc.	1,700	23,715
Meridian Bancorp, Inc.	3,875	73,237
Northfield Bancorp, Inc.	3,675	73,390
		255,659
Schools — 0.1%
K12, Inc.†	125	2,145
Strayer Education, Inc.†	375	30,236
		32,381
Security Services — 0.0%
Ascent Capital Group, Inc., Class A†	1,175	19,106
Semiconductor Components-Integrated Circuits — 0.1%
Integrated Device Technology, Inc.†	2,125	50,065
MaxLinear, Inc., Class A†	825	17,985
		68,050
Semiconductor Equipment — 0.1%
Cohu, Inc.	2,225	30,927
Xcerra Corp.†	3,900	29,796
		60,723
Steel-Producers — 0.1%
AK Steel Holding Corp.†	2,325	23,738
Carpenter Technology Corp.	375	13,564
Commercial Metals Co.	350	7,623
Ryerson Holding Corp.†	150	2,002
		46,927
Telecom Services — 0.1%
EarthLink Holdings Corp.	5,200	29,328
West Corp.	1,400	34,664
		63,992
Telecommunication Equipment — 0.5%
CommScope Holding Co., Inc.†	4,478	166,582
Plantronics, Inc.	1,300	71,188
		237,770
Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	815	18,215
General Communication, Inc., Class A†	175	3,404
Windstream Holdings, Inc.	6,700	49,111
		70,730
Television — 0.1%
ION Media Networks, Inc.†(1)(11)(12)	2	1,070
Sinclair Broadcast Group, Inc., Class A	2,000	66,700
		67,770
Therapeutics — 0.2%
Axsome Therapeutics, Inc.†	875	5,906
Cara Therapeutics, Inc.†	575	5,342
Flexion Therapeutics, Inc.†	650	12,363
Neurocrine Biosciences, Inc.†	675	26,122
Portola Pharmaceuticals, Inc.†	325	7,293
Proteostasis Therapeutics, Inc.†	950	11,647
Seres Therapeutics, Inc.†	275	2,722
Xencor, Inc.†	1,000	26,320
Zafgen, Inc.†	75	239
		97,954
Tobacco — 1.3%
Alliance One International, Inc.†	275	5,280
Altria Group, Inc.	9,059	612,570
Universal Corp.	750	47,812
		665,662
Toys — 0.3%
JAKKS Pacific, Inc.†	2,800	14,420
Mattel, Inc.	5,801	159,818
		174,238
Transactional Software — 0.1%
ACI Worldwide, Inc.†	1,650	29,947
Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	200	10,430
Transport-Rail — 0.7%
CSX Corp.	10,256	368,498
Transport-Services — 0.1%
Matson, Inc.	1,925	68,126
Transport-Truck — 0.2%
ArcBest Corp.	825	22,811
Swift Transportation Co.†	1,575	38,367
USA Truck, Inc.†	1,925	16,767
		77,945

7

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	1,000	15,050
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	125	6,018
Water — 0.1%
American States Water Co.	1,550	70,618
Web Hosting/Design — 0.1%
Web.com Group, Inc.†	2,050	43,357
Web Portals/ISP — 2.9%
Alphabet, Inc., Class C†	1,953	1,507,364
Wireless Equipment — 0.3%
InterDigital, Inc.	1,225	111,904
Quantenna Communications, Inc.†	1,225	22,209
Ubiquiti Networks, Inc.†	675	39,015
		173,128
Total Common Stocks (cost $32,992,913)		38,564,125
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Diversified Banking Institutions — 0.5%
Societe Generale SA FRS 8.25% due 11/29/2018(2)	270,000	280,816
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(1)(12)	6,000	1
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	25,000	36,619
Total Preferred Securities/Capital Securities (cost $322,959)		317,436
ASSET BACKED SECURITIES — 7.5%
Diversified Financial Services — 7.5%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.93% due 01/25/2037(3)	15,769	14,448
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	5,000	5,031
Anchorage Capital CLO, Ltd. FRS Series 2016-9A, Class A 2.46% due 01/15/2029*(4)	250,915	250,909
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.31% due 07/18/2027*(4)	255,000	255,805
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.16% due 10/25/2034(12)	2,662	2,527
Avery Point VI CLO, Ltd. FRS Series 2015-6A, Class A 2.33% due 08/05/2027*(4)	265,000	265,471
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.75% due 02/10/2051(5)	24,038	24,371
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(5)	100,000	101,199
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.07% due 02/25/2036(3)	38,553	35,248
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(5)	20,959	21,322
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	2,917	2,824
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	15,000	15,014
CFCRE Commercial Mtg. Trust Series 2016-C3, Class A3 3.87% due 01/10/2048(5)	39,000	40,556
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(5)	39,000	40,672
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(5)	20,000	21,050
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.14% due 12/10/2049(5)	8,183	8,346
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.04% due 03/25/2036(3)	24,726	22,620
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	26,923	27,363
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(5)	35,000	35,245
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(5)	45,267	46,567
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(5)	43,000	44,911
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(5)	100,000	108,216
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.09% due 12/10/2049(5)	22,303	22,736
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	11,064	9,827

8

Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(3)	739	650
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.88% due 06/15/2057(5)(6)	332,930	16,716
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	14,550	14,840
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	11,219	11,231
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.97% due 05/25/2035(3)	40,063	37,496
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	28,244	28,256
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	50,000	50,132
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	15,000	14,999
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	7,000	7,005
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(5)	46,000	48,055
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(5)	40,000	42,476
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.86% due 03/25/2037(12)	67,163	35,838
GSR Mtg. Loan Trust VRS Series 2005-AR2, Class 1A2 3.13% due 04/25/2035(3)	13,440	12,859
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.23% due 03/25/2047(3)	8,109	7,310
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.29% due 01/25/2036(3)	16,962	15,762
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	45,000	43,715
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	30,000	30,002
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.30% due 05/25/2035(3)	19,427	17,466
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.71% due 02/12/2049(5)	14,281	14,367
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(5)	22,439	22,851
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(5)	41,000	41,230
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(5)	39,000	40,226
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(5)	25,000	26,086
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(5)	60,000	63,720
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(5)	13,981	14,077
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.11% due 04/15/2041(5)	26,483	27,455
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 2.16% due 10/23/2025*(4)	250,000	250,306
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 2.30% due 07/25/2026*(4)	270,000	270,111
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.03% due 12/25/2034(3)	10,235	10,200
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(5)	19,277	19,661
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.15% due 12/15/2047(5)(6)	98,668	5,482
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28, Class A4 3.54% due 01/15/2049(5)	39,000	39,811
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(5)	37,082	37,165
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(5)	17,937	18,201
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	13,032	11,210

9

MortgageIT Trust FRS Series 2005-4, Class A1 1.04% due 10/25/2035(3)	50,004	45,755
Nomura Asset Acceptance Corp Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.90% due 06/25/2036(3)	38,908	29,081
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)	8,629	8,406
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	100,000	99,589
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	100,000	101,950
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.86% due 02/25/2037(12)	10,456	6,309
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(7)(12)	61,908	30,620
RFMSI Series Trust VRS Series 2005-SA3, Class 1A 3.27% due 08/25/2035(3)	34,587	25,497
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(3)	1,322	1,302
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	5,692	5,697
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	22,258	22,352
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.89% due 05/25/2037(12)	29,130	22,385
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 2.98% due 02/20/2047(3)	33,125	28,281
Shackleton 2015-VIII CLO, Ltd. FRS Series 2015-8A, Class A1 2.39% due 10/20/2027*(4)	270,000	270,398
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.01% due 11/25/2036(12)	50,000	35,859
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.25% due 04/20/2027*(4)	265,000	264,868
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.10% due 11/25/2046(3)	35,057	31,474
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	30,000	31,430
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 2.91% due 03/25/2035(3)	22,265	22,445
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.04% due 11/25/2034(3)	1,406	1,406
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.07% due 01/25/2035(3)	31,271	31,222
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 3.07% due 10/25/2036(3)	14,670	13,902
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	35,000	37,115
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	36,000	38,401
Total Asset Backed Securities (cost $3,964,045)		3,974,989
U.S. CORPORATE BONDS & NOTES — 7.8%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	10,000	10,084
Lockheed Martin Corp.
Senior Notes
4.70% due 05/15/2046	5,000	5,439
		15,523
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	5,000	4,887
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	15,000	15,544
		20,431
Applications Software — 0.1%
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	20,000	19,398
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	10,000	9,447
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	15,000	14,122
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	10,000	9,445
		52,412

10

Auto-Cars/Light Trucks — 0.3%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	10,000	10,105
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	10,000	12,550
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	6,000	6,000
General Motors Co. Senior Notes 6.60% due 04/01/2036	20,000	22,860
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	25,000	25,027
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	30,000	30,548
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	40,000	40,759
		147,849
Banks-Super Regional — 0.3%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	25,000	25,083
PNC Funding Corp. Sub. Notes 5.63% due 02/01/2017	25,000	25,076
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	10,000	9,524
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	20,000	19,141
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	35,000	35,949
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	20,000	22,661
		137,434
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	10,000	10,050
Brewery — 0.5%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	15,000	15,021
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	5,000	5,031
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	80,000	81,419
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	50,000	50,759
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	25,000	26,297
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	25,000	27,022
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	10,000	9,842
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	15,000	13,491
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	5,000	4,662
		233,544
Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	20,000	21,300
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	5,000	5,138
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	15,000	15,787
		20,925
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	9,000	9,945
Building-Heavy Construction — 0.1%
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	25,000	25,092
Building-Residential/Commercial — 0.1%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	15,000	15,300
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	5,000	5,063
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,412
		25,775
Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	11,000	11,385

11

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	5,000	5,100
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	10,000	10,202
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	30,000	31,351
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	25,000	26,348
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	47,000	54,336
Comcast Corp. Company Guar. Notes 1.63% due 01/15/2022	5,000	4,793
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	30,000	29,786
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	15,000	13,100
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	15,610
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	5,000	5,363
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	5,000	4,870
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	23,000	22,557
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,980
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	15,435
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	6,000	6,510
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	15,000	13,585
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	10,000	10,664
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	15,000	16,014
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	40,000	45,078
		346,067
Casino Hotels — 0.0%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.38% due 03/15/2022	15,000	15,375
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	15,000	16,275
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	5,000	5,512
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	10,000	10,300
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	10,000	10,225
		42,312
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	10,000	10,075
Computers — 0.1%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	13,240
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 3.48% due 06/01/2019*	10,000	10,208
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	5,000	6,156
		29,604
Containers-Paper/Plastic — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	15,000	15,319
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	10,000	10,375

12

Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 4.75% due 08/01/2026*	5,000	4,975
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	15,000	14,743
Diversified Banking Institutions — 1.5%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	25,000	25,035
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	25,000	24,178
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	15,000	14,897
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	20,000	20,013
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	50,000	50,701
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	15,000	15,716
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	10,000	10,290
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	15,000	14,343
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	40,000	40,634
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	11,000	11,595
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	45,000	49,455
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	10,000	10,010
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	40,000	40,173
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	10,000	10,046
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	20,000	21,033
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	37,000	40,144
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	9,000	10,878
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	15,000	18,593
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	15,000	17,877
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	28,000	34,576
JPMorgan Chase & Co. FRS Senior Notes 2.11% due 10/24/2023	10,000	10,200
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	10,000	9,815
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	40,000	39,633
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	10,000	9,784
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	34,384
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	15,000	15,411
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	10,000	10,698
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	10,000	10,784
Morgan Stanley Senior Notes 1.88% due 01/05/2018	30,000	30,045
Morgan Stanley Senior Notes 2.65% due 01/27/2020	50,000	50,235
Morgan Stanley Senior Notes 3.13% due 07/27/2026	25,000	23,884
Morgan Stanley Senior Notes 3.70% due 10/23/2024	20,000	20,238
Morgan Stanley Senior Notes 3.88% due 01/27/2026	10,000	10,101
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	10,000	9,899
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	5,000	5,124
Morgan Stanley Senior Notes 4.75% due 03/22/2017	22,000	22,166

13

Morgan Stanley Sub. Notes 4.88% due 11/01/2022	5,000	5,359
		797,947
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046*	5,000	5,042
Electric-Integrated — 0.3%
AES Corp. Senior Notes 4.88% due 05/15/2023	4,000	3,951
AES Corp. Senior Notes 5.50% due 03/15/2024	15,000	15,263
AES Corp. Senior Notes 8.00% due 06/01/2020	10,000	11,625
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	10,000	9,362
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	10,000	9,834
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	15,000	13,347
Exelon Corp. Senior Notes 2.85% due 06/15/2020	20,000	20,213
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	15,000	15,507
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	5,000	4,984
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	20,000	25,930
Southern Co. Senior Notes 1.85% due 07/01/2019	10,000	9,969
Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	4,935
Southern Co. Senior Notes 4.40% due 07/01/2046	5,000	4,946
		149,866
Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 4.10% due 05/19/2046	7,000	6,938
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021*	10,000	9,866
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	30,000	29,316
Finance-Commercial — 0.0%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	20,000	21,100
Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 6.63% due 07/26/2021	5,000	5,288
Navient Corp. Senior Notes 7.25% due 09/25/2023	25,000	25,688
Navient Corp. Senior Notes 8.45% due 06/15/2018	25,000	26,937
Synchrony Financial Senior Notes 2.60% due 01/15/2019	20,000	20,101
		78,014
Finance-Credit Card — 0.1%
Visa, Inc. Senior Notes 2.80% due 12/14/2022	10,000	10,056
Visa, Inc. Senior Notes 4.30% due 12/14/2045	20,000	21,110
		31,166
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	10,000	10,582
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(12)	7,000	403
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(12)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(12)	10,000	1
		10,987
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	15,000	15,135
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	5,000	4,967

14

National Rural Utilities Cooperative Finance Corp. Senior Notes 1.50% due 11/01/2019	45,000	44,623
		64,725
Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018	5,000	5,001
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	10,000	10,095
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	5,000	4,705
		19,801
Food-Retail — 0.0%
Kroger Co. Senior Notes 1.50% due 09/30/2019	5,000	4,924
Kroger Co. Senior Notes 2.65% due 10/15/2026	10,000	9,291
		14,215
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	15,000	14,840
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	10,000	10,175
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	10,000	10,225
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	20,000	20,475
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Senior Sec. Notes 7.88% due 02/15/2021*	15,000	16,275
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,085
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026*	10,000	9,950
		12,035
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	5,000	5,034
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	5,000	4,994
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	15,000	22,517
Internet Content-Entertainment — 0.0%
Netflix, Inc. Company Guar. Notes 4.38% due 11/15/2026*	5,000	4,850
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	5,000	5,100
Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 11/06/2020	10,000	10,263
Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	5,000	5,056
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	10,000	10,579
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	5,000	5,407
		21,042
Medical Products — 0.1%
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	35,000	35,008
Medical-Biomedical/Gene — 0.0%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	5,000	4,895
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	5,000	5,104
		9,999
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	5,000	4,757
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	25,000	24,894
		29,651

15

Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	5,000	4,925
Aetna, Inc. Senior Notes 4.25% due 06/15/2036	5,000	5,013
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	25,000	25,164
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	15,000	15,983
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	25,000	24,925
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	15,000	15,455
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	10,000	10,352
		101,817
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	5,000	4,638
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	10,000	10,275
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	4,000	4,250
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	15,000	16,410
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	5,000	5,062
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	10,000	10,100
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	15,000	15,712
		66,447
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	10,000	10,022
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	5,000	5,175
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.55% due 11/14/2024	10,000	9,375
Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	25,000	29,369
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	12,000	14,676
		44,045
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	10,000	9,950
Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	25,000	24,727
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	15,000	14,968
		39,695
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	15,000	14,725
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	5,000	4,698
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	5,000	5,361
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	10,000	12,334
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	16,642
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	5,000	5,181
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	20,000	22,080
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	5,000	5,047
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	35,000	34,778
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	10,000	10,465
Hess Corp. Senior Notes 4.30% due 04/01/2027	10,000	9,954

16

Hess Corp. Senior Notes 5.80% due 04/01/2047	15,000	15,567
Hess Corp. Senior Notes 6.00% due 01/15/2040	10,000	10,316
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	20,000	23,596
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	10,000	10,013
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	10,000	9,563
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	25,000	26,489
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,850
		241,659
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	17,000	16,286
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	5,000	4,983
		21,269
Paper & Related Products — 0.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	3,000	2,940
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	10,000	9,900
		12,840
Pipelines — 0.5%
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,619
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	23,000	25,645
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	15,000	14,753
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	15,000	15,459
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	5,000	5,122
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	20,000	19,798
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	5,000	5,483
MPLX LP Company Guar. Notes 4.50% due 07/15/2023	3,000	3,047
MPLX LP Company Guar. Notes 4.88% due 12/01/2024	5,000	5,149
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	5,000	4,839
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	15,000	14,180
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	15,000	15,083
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	10,000	10,144
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	15,000	15,221
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	5,000	5,500
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	10,000	10,077
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019	10,000	10,575
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	4,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	10,000	10,600
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	15,000	14,600
Williams Partners LP Senior Notes 3.60% due 03/15/2022	25,000	25,132
Williams Partners LP Senior Notes 4.00% due 11/15/2021	5,000	5,132

17

Williams Partners LP Senior Notes 4.30% due 03/04/2024	10,000	10,098
Williams Partners LP Senior Notes 5.25% due 03/15/2020	10,000	10,684
		270,065
Real Estate Investment Trusts — 0.1%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	30,000	30,658
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	10,000	9,867
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	10,000	9,815
HCP, Inc. Senior Notes 4.20% due 03/01/2024	5,000	5,089
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	10,000	9,845
		65,274
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	30,000	30,871
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	15,000	14,762
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	10,000	12,670
United Rentals North America, Inc. Sec. Notes 4.63% due 07/15/2023	5,000	5,100
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	5,000	5,100
		37,632
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	5,000	4,954
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	10,000	9,875
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	13,000	11,379
Lowe’s Cos., Inc. Senior Notes 2.50% due 04/15/2026	25,000	23,742
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	15,000	14,002
		49,123
Retail-Drug Store — 0.2%
CVS Health Corp. Senior Notes 2.13% due 06/01/2021	5,000	4,903
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	25,000	25,365
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	9,284
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	20,000	22,289
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	4,198	4,700
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	7,863	8,982
Walgreens Boots Alliance, Inc. Senior Notes 2.60% due 06/01/2021	5,000	4,969
		80,492
Retail-Restaurants — 0.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	5,000	5,075
Semiconductor Equipment — 0.0%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	10,000	9,946
Steel-Producers — 0.0%
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	5,000	5,363
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	5,000	5,113
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 1.75% due 01/15/2018	25,000	25,015
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	5,000	5,043
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	10,000	10,251

18

AT&T, Inc. Senior Notes 4.35% due 06/15/2045	2,000	1,782
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	10,000	9,662
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	35,000	33,160
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	37,000	35,414
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	23,000	21,599
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	10,000	10,133
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	7,000	6,963
		159,022
Television — 0.1%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	5,000	5,085
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	20,000	20,525
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	10,000	10,582
		36,192
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	10,000	10,012
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	5,000	4,615
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	12,000	12,296
		26,923
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	10,000	9,623
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	10,000	9,364
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	5,000	5,178
Ryder System, Inc. Senior Notes 2.65% due 03/02/2020	10,000	10,059
		24,601
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	5,012
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	36,000	38,632
		43,644
Total U.S. Corporate Bonds & Notes (cost $4,062,178)		4,116,673
FOREIGN CORPORATE BONDS & NOTES — 1.2%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	10,000	10,813
Banks-Commercial — 0.1%
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	20,000	20,546
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	19,000	20,370
		40,916
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	10,000	10,350
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	5,000	4,810
Methanex Corp. Senior Notes 5.65% due 12/01/2044	5,000	4,386
		9,196
Diversified Banking Institutions — 0.2%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	25,000	25,859
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	50,000	54,035
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	5,000	5,317
		85,211

19

Diversified Minerals — 0.0%
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	10,000	11,525
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	15,000	15,177
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021*	5,000	4,833
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,000	2,160
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	15,000	14,490
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	30,000	29,476
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	20,000	19,133
		63,099
Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	50,000	50,289
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	35,000	35,485
Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	10,000	10,072
Mylan NV Company Guar. Notes 3.15% due 06/15/2021*	10,000	9,814
Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	10,000	10,098
		115,758
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	5,000	5,149
Oil Companies-Exploration & Production — 0.0%
Encana Corp. Senior Notes 3.90% due 11/15/2021	5,000	5,036
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	5,340
		10,376
Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 2.11% due 09/16/2021	5,000	4,906
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	10,000	10,058
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	15,000	14,726
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	30,000	29,003
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	10,000	9,525
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*	15,000	15,975
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*	21,000	19,841
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	15,000	14,988
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	15,000	15,195
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	15,000	14,307
		148,524
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	10,000	10,150
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	10,000	9,800
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	15,000	16,425
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	40,000	40,214
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	10,000	12,551

20

Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	10,000	10,550
Total Foreign Corporate Bonds & Notes (cost $634,570)		632,777
MUNICIPAL BONDS & NOTES — 0.3%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	20,000	25,034
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(12)	75,000	29,813
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(12)	25,000	9,938
State of California General Obligation Bonds 7.55% due 04/01/2039	45,000	66,584
State of California General Obligation Bonds 7.63% due 03/01/2040	5,000	7,398
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	15,000	15,521
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	15,000	16,540
Total Municipal Bonds & Notes (cost $171,291)		170,828
U.S. GOVERNMENT AGENCIES — 10.3%
Federal Home Loan Mtg. Corp. — 2.5%
2.49% due 02/01/2037 FRS	1,779	1,858
2.50% due 01/01/2028	4,299	4,313
2.50% due 04/01/2028	12,438	12,478
3.00% due 10/01/2042	10,008	10,004
3.00% due 11/01/2042	5,704	5,702
3.00% due 02/01/2043	17,448	17,441
3.00% due 08/01/2043	86,312	86,144
3.00% due January TBA	500,000	496,487
3.50% due 03/01/2042	3,488	3,593
3.50% due 09/01/2043	37,549	38,659
3.50% due January TBA	300,000	307,183
4.00% due 09/01/2040	6,801	7,179
4.00% due January TBA	200,000	210,066
4.50% due 01/01/2039	782	841
5.00% due 07/01/2021	16,975	17,467
5.50% due 07/01/2034	4,075	4,581
6.00% due 08/01/2036	3,868	4,370
6.50% due 05/01/2029	702	797
7.50% due 08/01/2023	57	58
7.50% due 04/01/2028	762	898
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2013-K502, Class B
2.49% due 03/25/2045*(5)	20,000	20,036
Series 2014-K503, Class B
3.00% due 10/25/2047*(5)	20,000	20,009
Series 2012-K706, Class B
4.17% due 11/25/2044*(5)	20,000	20,595
Series 2010-K8, Class B
5.25% due 09/25/2043*(5)	25,000	26,866
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD
2.00% due 01/15/2041(3)	942	937
Series 1577, Class PK
6.50% due 09/15/2023(3)	1,833	1,978
Series 1226, Class Z
7.75% due 03/15/2022(3)	298	313
		1,320,853
Federal National Mtg. Assoc. — 6.8%
2.50% due January TBA	700,000	701,107
2.50% due 02/01/2043	81,181	77,649
2.64% due 03/01/2027	24,203	23,594
2.75% due 05/01/2037 FRS	2,715	2,850
2.78% due 03/01/2027	21,000	20,658
2.97% due 06/01/2027	35,000	34,974
2.97% due 06/01/2030	40,000	38,963
3.00% due 01/01/2028	8,202	8,424
3.00% due January TBA	500,000	513,086
3.09% due 10/01/2040 FRS	2,632	2,786
3.13% due 02/01/2027	45,000	45,260
3.50% due 08/01/2026	12,299	12,830
3.50% due 09/01/2026	11,818	12,343
3.50% due 10/01/2028	15,144	15,867
3.50% due January TBA	1,100,000	1,127,414
4.00% due 11/01/2025	2,276	2,404
4.00% due 09/01/2040	5,590	5,885
4.00% due 11/01/2040	1,767	1,864
4.00% due 12/01/2040	22,360	23,598
4.00% due 10/01/2041	7,040	7,433
4.00% due 11/01/2041	8,524	9,003
4.00% due 01/01/2042	8,736	9,188
4.00% due 12/01/2043	21,197	22,467
4.00% due January TBA	200,000	210,262

21

4.50% due 11/01/2022		6,817	7,088
4.50% due 01/01/2039		2,286	2,458
4.50% due 06/01/2039		22,419	24,113
4.50% due 09/01/2039		4,572	4,925
4.50% due 09/01/2040		8,657	9,312
4.50% due 05/01/2041		4,121	4,433
4.50% due January TBA		200,000	215,117
5.00% due 06/01/2019		296	305
5.00% due 05/01/2035		790	863
5.00% due 06/01/2040		37,629	41,140
5.00% due 07/01/2040		8,251	9,008
5.00% due January TBA		100,000	108,937
5.50% due 11/01/2020		2,733	2,854
5.50% due 04/01/2021		42,025	44,590
5.50% due 12/01/2029		1,377	1,529
5.50% due 06/01/2035		92,588	103,827
5.50% due 08/01/2037		13,976	15,641
5.50% due 06/01/2038		7,069	7,911
6.00% due 06/01/2017		148	149
6.00% due 12/01/2033		6,276	7,216
6.00% due 05/01/2034		485	555
6.00% due 06/01/2040		179	203
6.50% due 08/01/2017		222	223
6.50% due 10/01/2037		199	225
7.00% due 06/01/2037		6,256	7,011
Fannie Mae Connecticut Avenue Securities FRS Series 2016-C07, Class 2M2 5.11% due 04/25/2029(3)		20,143	20,718
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(3)		8,875	8,815
			3,579,075
Government National Mtg. Assoc. — 1.0%
3.50% due January TBA		100,000	103,951
4.00% due 09/15/2041		233,522	249,844
4.50% due 06/15/2041		81,264	87,966
6.00% due 11/15/2031		46,836	53,117
7.00% due 05/15/2033		7,156	8,441
8.50% due 11/15/2017		8	8
9.00% due 11/15/2021		90	99
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50% due 09/16/2035(3)		150	174
Series 2005-74, Class HC
7.50% due 09/16/2035(3)		2,037	2,346
			505,946
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018		6,000	6,052
Total U.S. Government Agencies (cost $5,387,211)			5,411,926
U.S. GOVERNMENT TREASURIES — 3.0%
United States Treasury Bonds — 0.5%
2.88% due 08/15/2045(8)(10)		196,000	188,612
3.00% due 05/15/2045		16,000	15,784
3.00% due 11/15/2045		46,000	45,371
			249,767
United States Treasury Notes — 2.5%
0.13% due 07/15/2024 TIPS(9)		361,390	355,027
0.25% due 01/15/2025 TIPS(9)		342,901	337,238
1.13% due 09/30/2021		147,000	141,792
1.25% due 10/31/2021		211,000	204,604
1.50% due 08/15/2026		312,000	286,955
			1,325,616
Total U.S. Government Treasuries (cost $1,617,205)			1,575,383
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Central Bank — 0.1%
Bank of Thailand Notes 1.49% due 02/23/2018	THB	1,275,000	35,523
Sovereign — 0.5%
Brazil Notas do Tesouro Nacional Series F Notes zero coupon due 01/01/2023	BRL	47,000	13,586
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2017(9)	BRL	256,955	79,498
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		25,000	22,500
Republic of Argentina Senior Notes 2.26% due 12/31/2038(7)	EUR	40,506	23,728
Republic of Colombia Bonds 4.25% due 05/17/2017(9)	COP	121,225,650	40,912
Russian Federation FRS Bonds 11.70% due 01/29/2020	RUB	1,683,000	28,306
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	512,800	23,472
United Mexican States Senior Notes 5.75% due 10/12/2110		20,000	18,450
			250,452
Total Foreign Government Obligations (cost $295,891)			285,975
Total Long-Term Investment Securities (cost $49,448,263)			55,050,112

22

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Foreign Government Obligations — 0.5%
Government of Japan Bills (0.32)% due 01/11/2017	JPY	20,000,000	171,122
Government of Romania Bills 0.55% due 08/28/2017	RON	40,000	9,225
Government of Romania Bills 0.56% due 08/28/2017	RON	70,000	16,143
Government of Romania Bills 0.58% due 06/26/2017	RON	230,000	53,114
			249,604
Time Deposits — 0.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 01/03/17	150,000		150,000
Total Short-Term Investment Securities (cost $424,697)			399,604
REPURCHASE AGREEMENTS — 2.3%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/31/2016, to be repurchased 01/03/2017 in the amount of $215,000 and collateralized by $210,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $221,803	215,000		215,000
Bank of America Securities LLC
Joint Repurchase Agreement(14)	225,000		225,000
Barclays Capital, Inc.
Joint Repurchase Agreement(14)	250,000		250,000
BNP Paribas SA
Joint Repurchase Agreement(14)	145,000		145,000
Deutsche Bank AG
Joint Repurchase Agreement(14)	355,000		355,000
RBS Securities, Inc.
Joint Repurchase Agreement(14)	40,000		40,000
Total Repurchase Agreements (cost $1,230,000)			1,230,000
TOTAL INVESTMENTS (cost $51,102,960)(15)	107.5%		56,679,716
Liabilities in excess of other assets	(7.5)		(3,950,855)
NET ASSETS	100.0%		$52,728,861

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2016, the aggregate value of these securities was $3,108,012 representing 5.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)	Collateralized Loan Obligation
(5)	Commercial Mortgage Backed Security
(6)	Interest Only
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as December 31, 2016.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(9)	Principal amount of security is adjusted for inflation.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2016, the Multi-Managed Growth Portfolio held the following restricted securities:

Restricted Table
					Value	% of
	Acquistion		Acquistion		Per	Net
Description	Date	Shares	Cost	Value	Share	Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	2	$0	$1,070	534.93	0.00%

(12)	Illiquid security. At December 31, 2016, the aggregate value of these securities was $174,765 representing 0.3% of net assets.
(13)	Denominated in United States dollars unless otherwise indicated.
(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	See Note 4 for cost of investments on a tax basis.

23

BRL —   Brazilian Real

CLO —  Collateralized Loan Obligation

COP —  Colombian Peso

CVR — Contingent Value Rights

DAC — Designated Activity Company

EUR — Euro Currency

JPY — Japanese Yen

MXN — Mexican Peso

RON —  Romanian Leu

REMIC  —  Real Estate Mortgage Investment Conduit

RUB —  Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS —  Treasury Inflation Protected Securities

THB —  Thailand Baht

FRS  —  Floating Rate Security

VRS —  Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2016	(Depreciation)

4	Long	Australia 10 Year Treasury Bonds	March 2017	$367,079	$368,742	$1,663
2	Long	Russell 2000 Mini Index	March 2017	137,772	135,690	(2,082)
16	Short	U.S. Treasury 10 Year Notes	March 2017	1,998,273	1,988,500	9,773
2	Short	U.S. Treasury 10 Year Ultra Bonds	March 2017	269,367	268,125	1,242
17	Long	U.S. Treasury 5 Year Notes	March 2017	2,003,078	2,000,289	(2,789)
2	Long	U.S. Treasury Long Bonds	March 2017	300,353	301,312	959
1	Long	U.S. Treasury Ultra Bonds	March 2017	161,459	160,250	(1,209)
						$7,557

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	RUB	1,791,000	USD	27,202	03/15/2017	$—	$(1,529)
	TRY	16,000	USD	4,903	03/15/2017	436	—
	USD	12,027	TRY	42,000	03/15/2017	—	(300)
						436	(1,829)
BNP Paribas SA	RON	40,000	USD	10,198	08/28/2017	879	—
	TRY	16,000	USD	4,911	03/15/2017	444	—
						1,323	—
Citibank N.A.	JPY	20,000,000	USD	193,190	01/11/2017	21,978	—
	RON	230,000	USD	57,422	06/26/2017	3,879	—
						25,857	—
Goldman Sachs International	BRL	46,000	USD	13,531	03/15/2017	—	(331)
	USD	12,062	TRY	43,000	03/15/2017	—	(56)
						—	(387)
HSBC Bank USA, Inc.	TRY	32,000	USD	9,759	03/15/2017	824	—

JPMorgan Chase Bank	MXN	508,000	USD	25,320	03/15/2017	1,041	—
	RON	70,000	USD	17,866	08/28/2017	1,558	—
	THB	1,285,000	USD	36,085	03/15/2017	214	—
	TRY	21,000	USD	6,298	03/15/2017	434	—
						3,247	—
Morgan Stanley and Co., Inc.	EUR	24,000	USD	25,646	03/15/2017	294	—

Royal Bank of Canada	USD	9,130	MXN	190,000	03/15/2017	—	(49)

State Street Bank and Trust Co.	BRL	260,000	USD	75,321	03/15/2017	—	(3,032)
	COP	124,300,000	USD	40,842	03/15/2017	—	(62)
						—	(3,094)
Net Unrealized Appreciation (Depreciation)						$31,981	$(5,359)

BRL — Brazilian Real

COP — Columbian Peso

EUR — Euro Currency

JPY — Japanese Yen

MXN — Mexican Peso

RON — Romanian Leu

RUB — Russian Ruble

THB — Thailand Baht

TRY — Turkish Lira

USD — United States Dollar

24

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	75	11/14/2026	1 Year USD- Federal Funds - H.15-OIS-COMPOUND	1.63%	$—	$935

Over the Counter Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
INR	1,870	09/12/2021	6.26%	6 Month INR-MIBOR-OIS-COMPOUND	$—	$35

INR — Indian Rupee

OIS — Overnight Index Swap

MIBOR — Mumbai Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$1,808,746	$—	$0	$1,808,746
Television	66,700	—	1,070	67,770
Other Industries	36,687,609	—	—	36,687,609
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries		317,435	—	317,435
Asset Backed Securities	—	3,974,989	—	3,974,989
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	10,985	2	10,987
Other Industries	—	4,105,686	—	4,105,686
Foreign Corporate Bonds & Notes	—	632,777	—	632,777
Municipal Bond & Notes	—	170,828	—	170,828
U.S. Government Agencies	—	5,411,926	—	5,411,926
U.S. Government Treasuries	—	1,575,383	—	1,575,383
Foreign Government Obligations	—	285,975	—	285,975
Short-Term Investment Securities	—	399,604	—	399,604
Repurchase Agreements	—	1,230,000	—	1,230,000
Total Investments at Value	$38,563,055	$18,115,588	$1,073	$56,679,716

Other Financial Instruments:†
Futures Contracts	$13,637	$—	$—	$13,637
Forward Foreign Currency Contracts	—	31,981	—	31,981
Centrally Cleared Interest Rate Swap Contracts	—	935	—	935
Over the Counter Interest Rate Swap Contracts	—	35	—	35
Total Other Financial Instruments	$13,637	$32,951	$—	$46,588

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$6,080	$—	$—	$6,080
Forward Foreign Currency Contracts	—	5,359	—	5,359
Total Other Financial Instruments	$6,080	$5,359	$—	$11,439

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

25

SEASONS SERIES TRUST MULTI-MANAGED MODERATE GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2016 — (unaudited)

Security Description	Shares/ Principal Amount(14)	Value (Note 1)
COMMON STOCKS — 57.7%
Aerospace/Defense — 1.0%
General Dynamics Corp.	2,328	$401,953
Northrop Grumman Corp.	1,223	284,445
Teledyne Technologies, Inc.†	2,071	254,733
		941,131
Aerospace/Defense-Equipment — 0.2%
AAR Corp.	875	28,919
Curtiss-Wright Corp.	725	71,311
Moog, Inc., Class A†	650	42,692
		142,922
Airlines — 0.6%
Alaska Air Group, Inc.	1,200	106,476
United Continental Holdings, Inc.†	6,372	464,391
		570,867
Apparel Manufacturers — 0.3%
Carter’s, Inc.	2,905	250,963
Applications Software — 2.6%
Bazaarvoice, Inc.†	17,150	83,177
Microsoft Corp.	26,610	1,653,545
MINDBODY, Inc., Class A†	1,675	35,678
Progress Software Corp.	2,150	68,650
salesforce.com, Inc.†	7,303	499,963
		2,341,013
Athletic Footwear — 0.4%
NIKE, Inc., Class B	7,688	390,781
Auto-Truck Trailers — 0.0%
Wabash National Corp.	550	8,701
Auto/Truck Parts & Equipment-Original — 0.6%
American Axle & Manufacturing Holdings, Inc.†	400	7,720
Dana, Inc.	2,675	50,772
Delphi Automotive PLC	4,775	321,596
Tenneco, Inc.†	1,775	110,884
		490,972
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	3,050	102,632
Banks-Commercial — 1.8%
1st Source Corp.	560	25,010
BancFirst Corp.	875	81,419
BancorpSouth, Inc.	2,325	72,191
Capital Bank Financial Corp., Class A	1,825	71,631
Cathay General Bancorp, Class B	925	35,178
Central Pacific Financial Corp.	3,275	102,900
Central Valley Community Bancorp	225	4,491
Chemical Financial Corp.	350	18,959
Citizens & Northern Corp.	250	6,550
City Holding Co.	575	38,870
CVB Financial Corp.	3,775	86,561
East West Bancorp, Inc.	43	2,186
FCB Financial Holdings, Inc., Class A†	4,550	217,035
First Commonwealth Financial Corp.	4,100	58,138
First Community Bancshares, Inc.	250	7,535
First Financial Bancorp	650	18,493
First Hawaiian, Inc.	850	29,597
First Interstate BancSystem, Inc., Class A	650	27,657
Fulton Financial Corp.	975	18,330
Great Western Bancorp, Inc.	325	14,167
Guaranty Bancorp	375	9,075
Hope Bancorp, Inc.	1,858	40,672
IBERIABANK Corp.	559	46,816
Independent Bank Corp.	775	16,818
Independent Bank Corp./Rockland Trust Co.	125	8,806
MainSource Financial Group, Inc.	275	9,460
OFG Bancorp	2,250	29,475
PacWest Bancorp	625	34,025
Sierra Bancorp	275	7,312
Simmons First National Corp., Class A	375	23,306
Southside Bancshares, Inc.	173	6,517
Southwest Bancorp, Inc.	200	5,800
Suffolk Bancorp	797	34,128
TCF Financial Corp.	2,350	46,036
Trustmark Corp.	800	28,520
UMB Financial Corp.	575	44,344
Union Bankshares Corp.	3,084	110,222
Webster Financial Corp.	525	28,497
West Bancorporation, Inc.	650	16,055
Westamerica Bancorporation	2,475	155,752
		1,638,534
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	1,400	43,680
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	205	6,537
Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	13,315	552,040
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	825	52,223
Building & Construction Products-Misc. — 0.1%
Forterra, Inc.†	550	11,913
Gibraltar Industries, Inc.†	1,350	56,227
Ply Gem Holdings, Inc.†	1,675	27,219
		95,359
Building & Construction-Misc. — 0.0%
MYR Group, Inc.†	897	33,799
Building Products-Cement — 0.5%
Continental Building Products, Inc.†	2,200	50,820
Vulcan Materials Co.	3,308	413,996
		464,816
Building-Heavy Construction — 0.1%
MasTec, Inc.†	1,175	44,944
Building-Residential/Commercial — 0.0%
UCP, Inc., Class A†	400	4,820
Cable/Satellite TV — 0.9%
Comcast Corp., Class A	12,189	841,650
Casino Hotels — 0.0%
Boyd Gaming Corp.†	400	8,068
Casino Services — 0.0%
Scientific Games Corp., Class A†	650	9,100
Cellular Telecom — 0.4%
T-Mobile US, Inc.†	5,918	340,344
Chemicals-Diversified — 0.0%
Koppers Holdings, Inc.†	700	28,210

1

Chemicals-Fibers — 0.1%
Rayonier Advanced Materials, Inc.	4,750	73,435
Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	1,175	90,769
OMNOVA Solutions, Inc.†	2,725	27,250
		118,019
Commercial Services — 1.2%
Aramark	11,230	401,136
CoStar Group, Inc.†	1,127	212,428
HMS Holdings Corp.†	2,375	43,130
Medifast, Inc.	150	6,244
Nielsen Holdings PLC	5,319	223,132
ServiceMaster Global Holdings, Inc.†	5,507	207,449
		1,093,519
Commercial Services-Finance — 0.4%
Equifax, Inc.	1,035	122,368
Euronet Worldwide, Inc.†	275	19,918
EVERTEC, Inc.	350	6,213
MarketAxess Holdings, Inc.	500	73,460
S&P Global, Inc.	1,463	157,331
		379,290
Computer Aided Design — 0.5%
Aspen Technology, Inc.†	3,200	174,976
Cadence Design Systems, Inc.†	11,419	287,987
		462,963
Computer Data Security — 0.0%
Qualys, Inc.†	475	15,034
Computer Services — 0.6%
Amdocs, Ltd.	4,597	267,775
Barracuda Networks, Inc.†	1,425	30,538
Convergys Corp.	1,800	44,208
Science Applications International Corp.	450	38,160
Tessera Holding Corp.	600	26,520
Unisys Corp.†	6,775	101,286
		508,487
Computer Software — 0.2%
SS&C Technologies Holdings, Inc.	5,511	157,615
Computers — 1.1%
Apple, Inc.	8,089	936,868
Nutanix, Inc., Class A†	1,400	37,184
		974,052
Consulting Services — 0.5%
Franklin Covey Co.†	1,125	22,669
Huron Consulting Group, Inc.†	3,200	162,080
Verisk Analytics, Inc.†	2,869	232,876
		417,625
Containers-Paper/Plastic — 0.5%
Graphic Packaging Holding Co.	7,150	89,232
Sealed Air Corp.	7,192	326,085
		415,317
Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	2,325	152,148
elf Beauty, Inc.†	325	9,405
Estee Lauder Cos., Inc., Class A	4,257	325,618
		487,171
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	4,020	170,971
Data Processing/Management — 0.2%
CSG Systems International, Inc.	1,900	91,960
Fair Isaac Corp.	850	101,337
		193,297
Diagnostic Kits — 0.1%
Quidel Corp.†	2,700	57,834
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	200	14,550
Distribution/Wholesale — 0.2%
Essendant, Inc.	650	13,585
Fastenal Co.	3,015	141,644
Titan Machinery, Inc.†	3,075	44,803
		200,032
Diversified Manufacturing Operations — 0.7%
A.O. Smith Corp.	4,077	193,046
Actuant Corp., Class A	2,725	70,714
Illinois Tool Works, Inc.	2,895	354,521
		618,281
Drug Delivery Systems — 0.0%
Heron Therapeutics, Inc.†	525	6,878
Revance Therapeutics, Inc.†	775	16,042
		22,920
E-Commerce/Products — 1.3%
Amazon.com, Inc.†	1,531	1,148,051
E-Commerce/Services — 0.4%
Priceline Group, Inc.†	241	353,320
RetailMeNot, Inc.†	3,000	27,900
		381,220
E-Marketing/Info — 0.0%
Liquidity Services, Inc.†	950	9,263
Electric Products-Misc. — 0.4%
AMETEK, Inc.	6,349	308,562
Graham Corp.	375	8,306
		316,868
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	850	25,755
Electric-Generation — 0.0%
Atlantic Power Corp.†	14,800	37,000
Electric-Integrated — 0.2%
Avista Corp.	275	10,997
El Paso Electric Co.	1,100	51,150
NorthWestern Corp.	300	17,061
PNM Resources, Inc.	825	28,298
Portland General Electric Co.	1,950	84,493
		191,999
Electronic Components-Misc. — 0.5%
Bel Fuse, Inc., Class B	1,050	32,445

2

Benchmark Electronics, Inc.†	2,325	70,912
Flex, Ltd.†	13,137	188,779
Sanmina Corp.†	1,425	52,226
Stoneridge, Inc.†	3,550	62,800
Vishay Intertechnology, Inc.	3,500	56,700
		463,862
Electronic Components-Semiconductors — 0.9%
Alpha & Omega Semiconductor, Ltd.†	3,375	71,786
Intersil Corp., Class A	1,950	43,485
InvenSense, Inc.†	13,850	177,142
Silicon Laboratories, Inc.†	200	13,000
Synaptics, Inc.†	1,900	101,802
Texas Instruments, Inc.	4,860	354,634
		761,849
Electronic Connectors — 0.6%
Amphenol Corp., Class A	7,728	519,322
Electronic Design Automation — 0.1%
Mentor Graphics Corp.	2,775	102,370
Electronic Forms — 0.6%
Adobe Systems, Inc.†	5,563	572,711
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	6,166	190,036
Electronic Parts Distribution — 0.0%
Tech Data Corp.†	250	21,170
Energy-Alternate Sources — 0.3%
Renewable Energy Group, Inc.†	2,450	23,765
REX American Resources Corp.†	2,025	199,969
		223,734
Engineering/R&D Services — 0.2%
EMCOR Group, Inc.	2,350	166,286
VSE Corp.	1,125	43,695
		209,981
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	3,450	76,797
Enterprise Software/Service — 0.7%
Blackline, Inc.†	175	4,835
Coupa Software, Inc.†	850	21,259
Manhattan Associates, Inc.†	475	25,189
Tyler Technologies, Inc.†	1,973	281,685
Ultimate Software Group, Inc.†	1,533	279,543
Xactly Corp.†	575	6,325
		618,836
Entertainment Software — 0.7%
Activision Blizzard, Inc.	10,997	397,102
Take-Two Interactive Software, Inc.†	4,125	203,321
		600,423
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	100	21,751
Finance-Consumer Loans — 0.3%
Nelnet, Inc., Class A	775	39,331
Regional Management Corp.†	200	5,256
Synchrony Financial	5,923	214,827
		259,414
Finance-Credit Card — 1.4%
MasterCard, Inc., Class A	5,314	548,671
Visa, Inc., Class A	9,075	708,031
		1,256,702
Finance-Investment Banker/Broker — 0.4%
Cowen Group, Inc., Class A†	231	3,580
Houlihan Lokey, Inc.	125	3,890
KCG Holdings, Inc., Class A†	1,825	24,181
Stifel Financial Corp.†	525	26,224
TD Ameritrade Holding Corp.	7,226	315,054
		372,929
Finance-Other Services — 0.4%
Intercontinental Exchange, Inc.	4,330	244,299
WageWorks, Inc.†	1,125	81,562
		325,861
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	5,525	59,117
MGIC Investment Corp.†	2,400	24,456
NMI Holdings, Inc., Class A†	1,100	11,715
		95,288
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	225	9,011
Food-Confectionery — 0.4%
Hershey Co.	3,752	388,069
Food-Dairy Products — 0.1%
Dean Foods Co.	2,775	60,440
Food-Flour & Grain — 0.1%
Post Holdings, Inc.†	525	42,205
Food-Misc./Diversified — 0.1%
Darling Ingredients, Inc.†	9,700	125,227
Food-Retail — 0.4%
Ingles Markets, Inc., Class A	975	46,898
Kroger Co.	8,479	292,610
		339,508
Food-Wholesale/Distribution — 0.4%
Sysco Corp.	6,828	378,066
Footwear & Related Apparel — 0.0%
Iconix Brand Group, Inc.†	2,325	21,716
Gas-Distribution — 0.1%
Southwest Gas Corp.	550	42,141
Spire, Inc.	650	41,958
		84,099
Golf — 0.0%
Acushnet Holdings Corp.†	475	9,362
Home Furnishings — 0.1%
Leggett & Platt, Inc.	925	45,214
Select Comfort Corp.†	2,300	52,026
		97,240
Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	8,252	224,454

3

La Quinta Holdings, Inc.†	3,100	44,051
		268,505
Housewares — 0.1%
NACCO Industries, Inc., Class A	650	58,858
Human Resources — 0.3%
Barrett Business Services, Inc.	2,325	149,033
Cross Country Healthcare, Inc.†	5,325	83,123
Insperity, Inc.	375	26,606
TriNet Group, Inc.†	300	7,686
		266,448
Independent Power Producers — 0.1%
Dynegy, Inc.†	5,550	46,953
Ormat Technologies, Inc.	625	33,513
		80,466
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	200	6,620
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	3,195	459,505
Instruments-Controls — 0.4%
Sensata Technologies Holding NV†	8,124	316,430
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	700	15,778
CNO Financial Group, Inc.	3,225	61,759
Primerica, Inc.	925	63,963
		141,500
Insurance-Multi-line — 0.0%
Kemper Corp.	750	33,225
Insurance-Property/Casualty — 0.3%
Ambac Financial Group, Inc.†	175	3,938
First American Financial Corp.	600	21,978
Global Indemnity, Ltd.†	225	8,597
Navigators Group, Inc.	500	58,875
ProAssurance Corp.	775	43,555
Progressive Corp.	3,640	129,220
Stewart Information Services Corp.	150	6,912
Universal Insurance Holdings, Inc.	275	7,810
		280,885
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	275	15,125
Internet Application Software — 0.0%
Intralinks Holdings, Inc.†	1,000	13,520
Internet Content-Entertainment — 1.1%
Facebook, Inc., Class A†	8,234	947,322
Internet Content-Information/News — 0.0%
DHI Group, Inc.†	1,850	11,563
Internet Security — 0.0%
VASCO Data Security International, Inc.†	1,225	16,721
Zix Corp.†	2,325	11,486
		28,207
Investment Companies — 0.1%
Acacia Research Corp.†	6,825	44,363
Investment Management/Advisor Services — 0.1%
Federated Investors, Inc., Class B	325	9,191
Virtus Investment Partners, Inc.	200	23,610
Waddell & Reed Financial, Inc., Class A	325	6,341
		39,142
Lasers-System/Components — 0.0%
Coherent, Inc.†	200	27,477
Leisure Games — 0.0%
Intrawest Resorts Holdings, Inc.†	250	4,463
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	275	8,597
Machinery-Construction & Mining — 0.0%
Hyster-Yale Materials Handling, Inc.	180	11,479
Joy Global, Inc.	200	5,600
		17,079
Machinery-General Industrial — 0.5%
Applied Industrial Technologies, Inc.	800	47,520
DXP Enterprises, Inc.†	1,650	57,321
Kadant, Inc.	750	45,900
Roper Technologies, Inc.	1,853	339,247
		489,988
Medical Information Systems — 0.4%
athenahealth, Inc.†	3,793	398,910
Medical Instruments — 0.4%
Boston Scientific Corp.†	15,280	330,506
Halyard Health, Inc.†	1,675	61,942
		392,448
Medical Products — 0.2%
Orthofix International NV†	1,850	66,933
Surmodics, Inc.†	1,950	49,530
Wright Medical Group NV†	2,575	59,173
		175,636
Medical-Biomedical/Gene — 2.7%
Aduro Biotech, Inc.†	150	1,710
Alder Biopharmaceuticals, Inc.†	6,380	132,704
AMAG Pharmaceuticals, Inc.†	975	33,930
Amgen, Inc.	4,275	625,048
Ardelyx, Inc.†	325	4,615
Arrowhead Pharmaceuticals, Inc.†	3,400	5,270
Audentes Therapeutics, Inc.†	225	4,111
Bellicum Pharmaceuticals, Inc.†	1,225	16,684
Biogen, Inc.†	1,528	433,310
Blueprint Medicines Corp.†	350	9,818
Cambrex Corp.†	275	14,836
Celgene Corp.†	4,601	532,566
Dimension Therapeutics, Inc.†	450	1,958
Edge Therapeutics, Inc.†	1,025	12,812
Exelixis, Inc.†	1,500	22,365
FibroGen, Inc.†	850	18,190
Five Prime Therapeutics, Inc.†	400	20,044
Halozyme Therapeutics, Inc.†	1,250	12,350
Idera Pharmaceuticals, Inc.†	1,850	2,775
Infinity Pharmaceuticals, Inc.†	1,925	2,599
Karyopharm Therapeutics, Inc.†	1,500	14,100

4

Kite Pharma, Inc.†	375	16,815
Lexicon Pharmaceuticals, Inc.†	1,475	20,399
Prothena Corp. PLC†	775	38,122
PTC Therapeutics, Inc.†	3,025	33,003
Puma Biotechnology, Inc.†	350	10,745
Regeneron Pharmaceuticals, Inc.†	807	296,242
Sage Therapeutics, Inc.†	550	28,083
Selecta Biosciences, Inc.†	950	16,292
Spark Therapeutics, Inc.†	200	9,980
Tokai Pharmaceuticals, Inc.†	850	831
Trius Therapeutics, Inc. CVR†(1)(2)	6,700	0
Ultragenyx Pharmaceutical, Inc.†	450	31,639
Versartis, Inc.†	525	7,823
		2,431,769
Medical-Drugs — 3.3%
ACADIA Pharmaceuticals, Inc.†	950	27,398
Adamas Pharmaceuticals, Inc.†	925	15,633
Aimmune Therapeutics, Inc.†	1,500	30,675
Allergan PLC†	2,586	543,086
Amicus Therapeutics, Inc.†	5,850	29,074
Bristol-Myers Squibb Co.	9,882	577,504
Chimerix, Inc.†	375	1,725
Clovis Oncology, Inc.†	800	35,536
Coherus Biosciences, Inc.†	725	20,409
Eli Lilly & Co.	7,966	585,899
Global Blood Therapeutics, Inc.†	925	13,366
Horizon Pharma PLC†	725	11,731
Immune Design Corp.†	1,350	7,425
Ironwood Pharmaceuticals, Inc.†	17,486	267,361
Mallinckrodt PLC†	5,312	264,644
Ophthotech Corp.†	425	2,053
Pacira Pharmaceuticals, Inc.†	775	25,032
Pfizer, Inc.	12,858	417,628
Prestige Brands Holdings, Inc.†	325	16,932
Ra Pharmaceuticals, Inc.†	325	4,937
Radius Health, Inc.†	525	19,966
Reata Pharmaceuticals, Inc., Class A†	600	13,098
Synergy Pharmaceuticals, Inc.†	6,500	39,585
TESARO, Inc.†	175	23,534
		2,994,231
Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	1,025	18,880
AveXis, Inc.†	275	13,126
		32,006
Medical-HMO — 0.9%
Aetna, Inc.	3,761	466,402
Molina Healthcare, Inc.†	675	36,626
Tivity Health Inc.†	7,000	159,250
Triple-S Management Corp., Class B†	3,075	63,652
WellCare Health Plans, Inc.†	350	47,978
		773,908
Medical-Hospitals — 0.6%
Quorum Health Corp.†	7,750	56,342
Surgical Care Affiliates, Inc.†	900	41,643
Universal Health Services, Inc., Class B	3,757	399,670
		497,655
Medical-Nursing Homes — 0.0%
Genesis Healthcare, Inc.†	950	4,038
Medical-Outpatient/Home Medical — 0.1%
Civitas Solutions, Inc.†	2,525	50,248
Medical-Wholesale Drug Distribution — 0.1%
Owens & Minor, Inc.	2,225	78,520
Metal Processors & Fabrication — 0.2%
Rexnord Corp.†	10,177	199,367
Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	775	18,778
Worthington Industries, Inc.	1,825	86,578
		105,356
Networking Products — 0.1%
Black Box Corp.	1,400	21,350
NETGEAR, Inc.†	1,225	66,579
		87,929
Office Furnishings-Original — 0.0%
Interface, Inc.	682	12,651
Office Supplies & Forms — 0.2%
ACCO Brands Corp.†	13,625	177,806
Oil & Gas Drilling — 0.0%
Parker Drilling Co.†	3,375	8,775
Seadrill, Ltd.†	3,050	10,401
		19,176
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp.	2,142	149,362
Antero Resources Corp.†	2,071	48,979
Bill Barrett Corp.†	11,375	79,511
Denbury Resources, Inc.†	14,200	52,256
EP Energy Corp., Class A†	7,369	48,267
Sanchez Energy Corp.†	3,475	31,379
Unit Corp.†	1,300	34,931
		444,685
Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	150	5,948
Western Refining, Inc.	425	16,086
		22,034
Oil-Field Services — 0.3%
Archrock, Inc.	675	8,910
Halliburton Co.	1,127	60,960
MRC Global, Inc.†	4,050	82,053
NOW, Inc.†	1,275	26,099
Pioneer Energy Services Corp.†	2,825	19,351
SEACOR Holdings, Inc.†	1,150	81,972
		279,345
Paper & Related Products — 0.0%
Domtar Corp.	425	16,588
Pharmacy Services — 0.1%
Diplomat Pharmacy, Inc.†	7,290	91,854

5

Pollution Control — 0.0%
CECO Environmental Corp.	1,600	22,320
Poultry — 0.1%
Pilgrim’s Pride Corp.	1,775	33,707
Sanderson Farms, Inc.	225	21,204
		54,911
Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	1,975	108,131
Powell Industries, Inc.	775	30,225
		138,356
Printing-Commercial — 0.2%
Deluxe Corp.	1,125	80,561
Ennis, Inc.	3,200	55,520
		136,081
Protection/Safety — 0.0%
Landauer, Inc.	700	33,670
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	2,675	29,024
Racetracks — 0.0%
Speedway Motorsports, Inc.	925	20,045
Real Estate Investment Trusts — 2.2%
American Assets Trust, Inc.	1,000	43,080
American Tower Corp.	5,717	604,173
Armada Hoffler Properties, Inc.	150	2,186
Ashford Hospitality Trust, Inc.	3,357	26,050
Capstead Mtg. Corp.	6,400	65,216
CBL & Associates Properties, Inc.	1,100	12,650
CoreSite Realty Corp.	2,000	158,740
CubeSmart	725	19,408
CyrusOne, Inc.	225	10,064
CYS Investments, Inc.	15,825	122,327
DCT Industrial Trust, Inc.	868	41,560
DiamondRock Hospitality Co.	1,075	12,395
EastGroup Properties, Inc.	475	35,074
EPR Properties	50	3,589
Equity LifeStyle Properties, Inc.	275	19,827
Equity One, Inc.	225	6,905
First Industrial Realty Trust, Inc.	550	15,428
Franklin Street Properties Corp.	925	11,988
Gladstone Commercial Corp.	200	4,020
Government Properties Income Trust	1,025	19,542
Gramercy Property Trust	1,350	12,393
Hersha Hospitality Trust	1,875	40,312
Highwoods Properties, Inc.	400	20,404
Hospitality Properties Trust	1,100	34,914
LTC Properties, Inc.	1,725	81,040
Mack-Cali Realty Corp.	975	28,294
Mid-America Apartment Communities, Inc.	305	29,866
Monogram Residential Trust, Inc.	950	10,279
National Retail Properties, Inc.	125	5,525
Pennsylvania Real Estate Investment Trust	575	10,902
Potlatch Corp.	1,525	63,516
PS Business Parks, Inc.	200	23,304
Ramco-Gershenson Properties Trust	2,000	33,160
RLJ Lodging Trust	5,175	126,736
Saul Centers, Inc.	525	34,970
Silver Bay Realty Trust Corp.	250	4,285
Simon Property Group, Inc.	1,067	189,574
Summit Hotel Properties, Inc.	350	5,611
Taubman Centers, Inc.	350	25,875
		2,015,182
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	1,581	159,744
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	325	14,583
Forestar Group, Inc.†	4,350	57,855
St. Joe Co.†	200	3,800
		76,238
Recreational Vehicles — 0.3%
Polaris Industries, Inc.	2,987	246,099
Rental Auto/Equipment — 0.0%
Aaron’s, Inc.	600	19,194
Research & Development — 0.0%
INC Research Holdings, Inc., Class A†	675	35,505
Respiratory Products — 0.1%
Inogen, Inc.†	1,150	77,246
Retail-Apparel/Shoe — 0.5%
Abercrombie & Fitch Co., Class A	1,050	12,600
Children’s Place, Inc.	1,970	198,871
L Brands, Inc.	3,975	261,714
		473,185
Retail-Auto Parts — 0.3%
AutoZone, Inc.†	384	303,279
Retail-Building Products — 0.5%
Lowe’s Cos., Inc.	6,662	473,801
Retail-Catalog Shopping — 0.2%
Liberty Interactive Corp. QVC Group, Class A†	8,448	168,791
Retail-Discount — 0.9%
Big Lots, Inc.	1,450	72,804
Costco Wholesale Corp.	2,925	468,322
Dollar Tree, Inc.†	3,626	279,855
		820,981
Retail-Gardening Products — 0.3%
Tractor Supply Co.	3,106	235,466
Retail-Hair Salons — 0.1%
Regis Corp.†	4,250	61,710
Retail-Home Furnishings — 0.1%
Pier 1 Imports, Inc.	10,450	89,243
Retail-Jewelry — 0.0%
Movado Group, Inc.	1,000	28,750
Retail-Misc./Diversified — 0.0%
FirstCash, Inc.	488	22,936
Retail-Office Supplies — 0.0%
Office Depot, Inc.	3,725	16,837

6

Retail-Pawn Shops — 0.1%
EZCORP, Inc., Class A†	4,800	51,120
Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	175	10,971
Retail-Restaurants — 1.1%
Bloomin’ Brands, Inc.	6,225	112,237
DineEquity, Inc.	100	7,700
Dunkin’ Brands Group, Inc.	5,370	281,603
Ruby Tuesday, Inc.†	2,975	9,609
Sonic Corp.	4,075	108,028
Starbucks Corp.	8,846	491,130
		1,010,307
Retail-Vitamins & Nutrition Supplements — 0.1%
GNC Holdings, Inc., Class A	4,975	54,924
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	4,500	174,825
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	325	4,647
Trinseo SA	1,400	83,020
		87,667
Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	6,550	187,657
Savings & Loans/Thrifts — 0.4%
BankFinancial Corp.	200	2,964
Beneficial Bancorp, Inc.	4,092	75,293
Capitol Federal Financial, Inc.	200	3,292
Charter Financial Corp.	700	11,669
First Defiance Financial Corp.	200	10,148
Flushing Financial Corp.	775	22,777
Investors Bancorp, Inc.	2,550	35,573
Meridian Bancorp, Inc.	5,825	110,092
Northfield Bancorp, Inc.	5,700	113,829
		385,637
Schools — 0.1%
K12, Inc.†	156	2,677
Strayer Education, Inc.†	575	46,362
		49,039
Security Services — 0.0%
Ascent Capital Group, Inc., Class A†	1,825	29,675
Semiconductor Components-Integrated Circuits — 0.1%
Integrated Device Technology, Inc.†	3,200	75,392
MaxLinear, Inc., Class A†	1,250	27,250
		102,642
Semiconductor Equipment — 0.1%
Cohu, Inc.	3,325	46,217
Xcerra Corp.†	6,050	46,222
		92,439
Steel-Producers — 0.1%
AK Steel Holding Corp.†	3,475	35,480
Carpenter Technology Corp.	550	19,893
Commercial Metals Co.	525	11,435
Ryerson Holding Corp.†	225	3,004
		69,812
Telecom Services — 0.1%
EarthLink Holdings Corp.	7,775	43,851
West Corp.	2,100	51,996
		95,847
Telecommunication Equipment — 0.4%
CommScope Holding Co., Inc.†	5,745	213,714
Plantronics, Inc.	1,950	106,782
		320,496
Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	1,210	27,043
General Communication, Inc., Class A†	250	4,863
Windstream Holdings, Inc.	10,400	76,232
		108,138
Television — 0.1%
ION Media Networks, Inc.†(1)(2)(3)	4	2,140
Sinclair Broadcast Group, Inc., Class A	3,000	100,050
		102,190
Therapeutics — 0.2%
Axsome Therapeutics, Inc.†	1,325	8,944
Cara Therapeutics, Inc.†	875	8,129
Flexion Therapeutics, Inc.†	975	18,544
Neurocrine Biosciences, Inc.†	1,000	38,700
Portola Pharmaceuticals, Inc.†	500	11,220
Proteostasis Therapeutics, Inc.†	1,400	17,164
Seres Therapeutics, Inc.†	425	4,207
Xencor, Inc.†	1,500	39,480
Zafgen, Inc.†	100	318
		146,706
Tobacco — 1.0%
Alliance One International, Inc.†	425	8,160
Altria Group, Inc.	11,641	787,164
Universal Corp.	1,125	71,719
		867,043
Toys — 0.3%
JAKKS Pacific, Inc.†	4,325	22,274
Mattel, Inc.	7,599	209,352
		231,626
Transactional Software — 0.1%
ACI Worldwide, Inc.†	2,475	44,921
Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	300	15,645
Transport-Rail — 0.5%
CSX Corp.	12,660	454,874
Transport-Services — 0.1%
Matson, Inc.	2,875	101,746
Transport-Truck — 0.1%
ArcBest Corp.	1,225	33,871
Swift Transportation Co.†	2,350	57,246
USA Truck, Inc.†	2,975	25,912
		117,029

7

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	1,500		22,575
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	200		9,628
Water — 0.1%
American States Water Co.	2,325		105,927
Web Hosting/Design — 0.1%
Web.com Group, Inc.†	3,075		65,036
Web Portals/ISP — 2.1%
Alphabet, Inc., Class C†	2,505		1,933,409
Wireless Equipment — 0.3%
InterDigital, Inc.	1,825		166,714
Quantenna Communications, Inc.†	1,850		33,540
Ubiquiti Networks, Inc.†	1,000		57,800
			258,054
Total Common Stocks (cost $44,619,384)			52,054,300
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.3%
Banks-Commercial — 0.3%
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 2/19/2019(4)	EUR	200,000	201,907
Banco Santander SA FRS 6.25% due 03/12/2019(4)	EUR	100,000	98,423
			300,330
Building Societies — 0.2%
Nationwide Building Society FRS 6.88% due 06/20/2019(4)	GBP	100,000	123,634
Diversified Banking Institutions — 0.7%
Credit Agricole SA FRS 8.13% due 12/23/2025*(4)	200,000		210,492
Credit Suisse Group AG FRS 6.25% due 12/18/2024(4)	225,000		218,970
Societe Generale SA FRS 8.25% due 11/29/2018(4)	200,000		208,012
			637,474
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(1)	8,000		1
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	65,000		95,209
Total Preferred Securities/Capital Securities (cost $1,284,081)			1,156,648
ASSET BACKED SECURITIES — 12.6%
Diversified Financial Services — 12.6%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.93% due 01/25/2037(5)		55,193	50,569
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	8,000		8,050
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.33% due 07/27/2026*(6)	250,000		250,242
Ares XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.73% due 04/20/2023*(6)	137,809		137,290
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.16% due 10/25/2034(2)	10,648		10,108
Atrium XI FRS Series 11-A, Class B 3.03% due 10/23/2025*(6)	250,000		249,812
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.75% due 02/10/2051(7)	81,279		82,403
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(7)	200,000		202,399
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.07% due 02/25/2036(5)	131,079		119,843
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(7)	58,686		59,700
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.71% due 06/11/2040(7)	28,275		28,304
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	12,250		11,862
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.36% due 04/27/2027*(6)	250,000		250,334
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class B 3.33% due 10/15/2026*(6)	250,000		249,812
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	35,000		35,033
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 2.37% due 04/17/2026*(6)	250,000		249,787
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 2.41% due 05/24/2026*(6)	250,000		250,510
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(7)	101,000		105,329

8

Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(7)	65,000	69,108
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.13% due 12/10/2049(7)	28,641	29,211
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.04% due 03/25/2036(5)	67,995	62,204
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(7)	90,866	92,349
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(7)	90,000	90,631
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(7)	105,000	107,843
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(7)	125,267	128,865
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(7)	123,000	129,511
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(7)	60,000	63,667
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.10% due 12/10/2049(7)	70,094	71,456
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	45,506	40,417
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(5)	2,449	2,156
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.88% due 06/15/2057(7)(8)	1,028,254	51,626
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	44,814	45,709
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	31,787	31,821
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.97% due 05/25/2035(5)	112,175	104,990
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	11,064	11,064
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	92,802	92,843
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	155,000	155,408
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	6,003
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	40,000	39,997
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	12,000	12,008
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 2.43% due 01/24/2027*(6)	250,000	249,894
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(7)	110,000	110,010
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(7)	30,000	34,502
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(7)	90,000	93,737
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(7)	120,000	125,360
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(7)	115,000	122,119
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.86% due 03/25/2037(2)	206,463	110,168
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.01% due 04/25/2036(5)	10,122	8,443
GSR Mtg. Loan Trust VRS Series 2005-AR2, Class 1A2 3.13% due 04/25/2035(5)	44,799	42,862
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.23% due 03/25/2047(5)	31,279	28,197
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.29% due 01/25/2036(5)	46,174	42,908
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	135,000	131,144
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	90,000	90,005
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.30% due 05/25/2035(5)	69,073	62,102

9

JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(7)	96,933	100,711
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(7)	64,000	68,761
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.71% due 02/12/2049(7)	54,268	54,594
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(7)	76,293	77,695
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(7)	106,000	106,594
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(7)	60,000	62,606
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(7)	10,838	10,860
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(7)	46,603	46,925
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.11% due 04/15/2041(7)	94,581	98,054
LSTAR Securities Investment Trust FRS Series 2015-2, Class A 2.62% due 01/01/2020*(5)	79,849	79,679
LSTAR Securities Investment Trust FRS Series 2015-4, Class A1 2.62% due 04/01/2020*(5)	48,005	47,915
LSTAR Securities Investment Trust FRS Series 2015-9, Class A1 2.77% due 10/01/2020*(5)	124,744	124,257
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 2.16% due 10/23/2025*(6)	250,000	250,306
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.69% due 02/25/2035(5)	52,458	52,439
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.03% due 12/25/2034(5)	33,264	33,151
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(7)	38,624	39,395
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.73% due 06/12/2050(7)	54,462	54,810
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.15% due 12/15/2047(7)(8)	291,069	16,171
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(7)	20,000	21,185
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(7)	100,000	103,646
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(7)	70,455	70,613
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(7)	46,637	47,324
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.28% due 01/11/2043(7)	43,920	45,503
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	43,106	37,079
MortgageIT Trust FRS Series 2005-4, Class A1 1.04% due 10/25/2035(5)	157,790	144,383
Mortgage Repurchase Agreement Financing Trust FRS Series 2016-5, Class A 1.87% due 06/10/2019*(1)(5)	128,000	128,000
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 2.35% due 08/04/2025*(6)	250,000	250,906
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(5)	107,140	108,868
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(5)	97,708	101,054
Nomura Asset Acceptance Corp Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.90% due 06/25/2036(5)	121,099	90,513
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)	15,689	15,284
NRZ Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	100,000	98,814
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	100,000	99,589
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.46% due 02/15/2026*(6)	250,000	249,952

10

OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.41% due 04/17/2027*(6)	215,000	215,190
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	135,000	137,632
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.86% due 02/25/2037(2)	40,082	24,186
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 2.43% due 04/17/2026*(6)	250,000	250,843
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.34% due 04/30/2027*(6)	250,000	250,312
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 2.39% due 04/15/2027*(6)	250,000	250,498
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(2)(9)	195,248	96,570
RFMSI Series Trust VRS Series 2005-SA3, Class 1A 3.27% due 08/25/2035(5)	119,847	88,350
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(5)	2,644	2,604
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.89% due 05/25/2037(2)	96,051	73,811
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 2.98% due 02/20/2047(5)	87,987	75,121
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 2.41% due 04/15/2027*(6)	250,000	250,513
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.01% due 11/25/2036(2)	160,000	114,747
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 08/25/2055*(5)	92,680	91,935
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.25% due 04/20/2027*(6)	250,000	249,875
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 2.36% due 04/18/2027*(6)	250,000	250,231
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 3.28% due 10/14/2026*(6)	250,000	249,802
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.10% due 11/25/2046(5)	109,870	98,641
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.18% due 09/15/2057(7)(8)	992,787	62,200
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(7)	65,000	68,098
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 2.91% due 03/25/2035(5)	70,668	71,239
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.04% due 11/25/2034(5)	2,461	2,460
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.07% due 01/25/2035(5)	100,515	100,356
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 3.07% due 10/25/2036(5)	45,407	43,029
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(7)	120,000	127,252
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(7)	110,000	116,892
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(7)	50,111	53,454
Total Asset Backed Securities (cost $11,401,414)		11,395,202
U.S. CORPORATE BONDS & NOTES — 12.7%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	10,000	10,014
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	20,000	20,169
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	15,000	16,316
		46,499
Aerospace/Defense-Equipment — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.85% due 12/15/2026	5,000	4,970
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	10,000	9,775

11

William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	45,000	46,631
		56,406
Applications Software — 0.2%
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	55,000	53,345
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	25,000	23,617
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	35,000	32,951
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	30,000	28,335
		138,248
Auto-Cars/Light Trucks — 0.4%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	45,000	45,472
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	15,000	18,826
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	11,001
General Motors Co. Senior Notes 6.60% due 04/01/2036	60,000	68,580
General Motors Co. Senior Notes 6.75% due 04/01/2046	5,000	5,863
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	50,000	50,054
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	80,000	81,460
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	110,000	112,087
		393,343
Banks-Commercial — 0.3%
Capital One NA Senior Notes 1.65% due 02/05/2018	250,000	249,514
Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	10,000	10,033
PNC Funding Corp. Sub. Notes 5.63% due 02/01/2017	60,000	60,182
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	25,000	23,856
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	20,000	19,048
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	50,000	47,853
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	60,000	61,627
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	75,000	84,978
		307,577
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	30,000	30,150
Brewery — 0.7%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	45,000	45,065
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	10,000	10,062
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	210,000	213,724
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	125,000	126,899
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	65,000	68,371
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	90,000	97,278
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	20,000	19,684
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	40,000	35,976
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	20,000	18,646
		635,705
Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	50,000	53,250

12

Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	60,000	63,150
Building Products-Cement — 0.0%
Eagle Materials, Inc. Company Guar. Notes 4.50% due 08/01/2026	10,000	9,975
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	15,000	16,575
Building-Heavy Construction — 0.2%
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	80,000	80,607
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	85,000	85,314
		165,921
Building-Residential/Commercial — 0.1%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	60,000	61,200
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	25,000	25,312
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,413
		91,925
Cable/Satellite TV — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	46,000	47,610
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	25,000	25,506
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	40,000	41,801
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	85,000	89,584
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	135,000	156,071
Comcast Corp. Company Guar. Notes 1.63% due 01/15/2022	10,000	9,585
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	75,000	74,464
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	40,000	34,932
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	55,000	57,236
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	5,000	5,363
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	35,000	34,093
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	45,000	44,134
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,980
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	60,000	65,100
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	35,000	31,698
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	40,000	42,658
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	45,000	48,043
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	90,000	101,425
		913,283
Casino Hotels — 0.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.38% due 03/15/2022	35,000	35,875
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	20,000	21,700
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	20,000	22,050

13

Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	40,000	41,200
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	20,000	20,450
		105,400
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	25,000	25,188
Computers — 0.1%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	30,000	26,480
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	9,581
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 3.48% due 06/01/2019*	20,000	20,416
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	15,000	15,521
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	10,000	12,313
		84,311
Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	15,000	15,638
Containers-Paper/Plastic — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. V Company Guar. Notes 4.25% due 09/30/2026*	5,000	4,713
Graphic Packaging International, Inc. Company Guar. Notes 4.13% due 08/15/2024	5,000	4,775
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	25,000	25,531
		35,019
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	30,000	31,125
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,500
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	5,000	5,313
		15,813
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,443
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	35,000	34,400
		43,843
Diversified Banking Institutions — 2.4%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	50,000	50,070
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	75,000	72,535
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	40,000	39,726
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	30,000	29,865
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	40,000	41,784
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	40,000	40,026
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	105,000	106,471
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	10,000	10,951
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	55,000	58,460
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	33,468
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	150,000	151,369
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	75,000	76,188
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	28,000	29,513
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	15,000	16,485

14

Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	45,000	43,720
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	55,000	55,327
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	45,000	45,047
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	75,000	75,324
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	20,000	20,092
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	19,734
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	65,000	68,358
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	27,000	29,295
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	17,000	20,547
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	45,000	55,781
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	50,000	59,589
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	46,000	56,803
JPMorgan Chase & Co. FRS Senior Notes 2.11% due 10/24/2023	35,000	35,699
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	30,000	29,444
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	100,000	99,081
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	25,000	24,460
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	16,181
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	40,000	42,329
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	45,000	46,234
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	30,000	32,094
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	17,937
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	30,000	32,782
Morgan Stanley Senior Notes 1.88% due 01/05/2018	115,000	115,171
Morgan Stanley Senior Notes 2.50% due 04/21/2021	45,000	44,511
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	9,880
Morgan Stanley Senior Notes 2.65% due 01/27/2020	20,000	20,094
Morgan Stanley Senior Notes 3.13% due 07/27/2026	80,000	76,430
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	39,596
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	15,375
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	38,000	38,940
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	5,000	5,359
Morgan Stanley Senior Notes 6.63% due 04/01/2018	125,000	132,191
		2,180,316
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021*	5,000	4,949
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046*	10,000	10,085
		15,034
Electric-Integrated — 0.4%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,963
AES Corp. Senior Notes 5.50% due 03/15/2024	5,000	5,088
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	58,125

15

Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	25,000	23,406
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	25,000	24,584
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	10,000	9,333
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	40,000	35,591
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	4,940
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	50,534
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	40,000	41,352
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	15,000	14,953
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	64,824
Southern Co. Senior Notes 1.85% due 07/01/2019	30,000	29,907
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,871
Southern Co. Senior Notes 4.40% due 07/01/2046	15,000	14,837
		390,308
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	12,206
Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	19,824
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021*	25,000	24,666
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	75,000	73,289
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	60,000	63,300
Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.50% due 01/15/2019	15,000	15,563
Navient Corp. Senior Notes 6.63% due 07/26/2021	10,000	10,575
Navient Corp. Senior Notes 7.25% due 09/25/2023	40,000	41,100
Navient Corp. Senior Notes 8.45% due 06/15/2018	45,000	48,487
Synchrony Financial Senior Notes 2.60% due 01/15/2019	60,000	60,303
		176,028
Finance-Credit Card — 0.1%
Visa, Inc. Senior Notes 2.80% due 12/14/2022	35,000	35,196
Visa, Inc. Senior Notes 4.30% due 12/14/2045	50,000	52,776
		87,972
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	40,000	42,330
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(2)	10,000	575
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(2)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(2)	15,000	1
		42,907
Finance-Other Services — 0.2%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	35,000	35,316
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	10,000	9,934
National Rural Utilities Cooperative Finance Corp. Senior Notes 1.50% due 11/01/2019	120,000	118,993
		164,243

16

Financial Guarantee Insurance — 0.0%
Radian Group, Inc. Senior Notes 7.00% due 03/15/2021	5,000	5,563
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018	10,000	10,002
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	35,000	35,333
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	10,000	9,410
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	5,000	5,012
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	5,000	4,947
		64,704
Food-Retail — 0.1%
Kroger Co. Senior Notes 1.50% due 09/30/2019	15,000	14,772
Kroger Co. Senior Notes 2.65% due 10/15/2026	20,000	18,581
Kroger Co. Senior Notes 3.88% due 10/15/2046	5,000	4,552
		37,905
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	35,000	34,626
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	40,700
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	20,000	20,450
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	10,000	9,591
		30,041
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	40,000	40,950
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Senior Sec. Notes 7.88% due 02/15/2021*	25,000	27,125
Hotels/Motels — 0.0%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024*	10,000	9,700
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,085
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	4,000	4,180
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026*	20,000	19,900
		26,165
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,102
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	10,000	9,988
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	35,000	52,541
Internet Content-Entertainment — 0.0%
Netflix, Inc. Company Guar. Notes 4.38% due 11/15/2026*	5,000	4,850
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	15,300
Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 11/06/2020	25,000	25,656
Medical Information Systems — 0.0%
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	10,000	10,150
Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	40,000	40,448
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	15,000	15,869

17

Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	15,000	16,221
		72,538
Medical Products — 0.1%
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	85,000	85,020
Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	15,000	14,687
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	5,000	4,822
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	25,518
		45,027
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	20,000	19,029
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	5,000	5,038
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	65,000	64,724
		88,791
Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	14,775
Aetna, Inc. Senior Notes 4.25% due 06/15/2036	5,000	5,013
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	15,000	15,098
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	24,929
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	25,119
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	10,656
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	35,000	34,895
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	35,000	36,061
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	56,938
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	11,016
		234,500
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	20,000	18,550
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	20,000	20,550
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,387
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,625
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	35,000	38,290
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	20,000	20,250
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	60,000	62,850
		176,502
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	25,000	25,054
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	10,000	10,350
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.55% due 11/14/2024	10,000	9,375
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	10,000	8,275
		17,650
Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 3.38% due 11/15/2026*	10,000	9,803
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	70,000	82,234
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	14,000	17,122

18

Viacom, Inc. Senior Notes 3.45% due 10/04/2026	5,000	4,621
		113,780
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	20,000	19,900
Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	65,000	64,291
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	40,000	39,914
		104,205
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	40,000	39,266
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	15,000	14,093
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	20,000	21,445
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	30,000	37,001
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	10,000	11,094
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	5,119
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	15,000	15,544
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	50,000	55,200
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	15,000	15,141
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	75,000	74,524
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	10,000	12,688
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	20,000	20,930
Hess Corp. Senior Notes 4.30% due 04/01/2027	30,000	29,863
Hess Corp. Senior Notes 5.60% due 02/15/2041	20,000	20,223
Hess Corp. Senior Notes 5.80% due 04/01/2047	30,000	31,135
Hess Corp. Senior Notes 6.00% due 01/15/2040	20,000	20,632
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	60,000	70,787
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	15,000	15,020
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	30,000	28,688
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	5,000	4,849
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	5,000	5,188
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	65,000	68,871
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,850
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,250
		632,401
Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	5,000	5,112
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	45,000	43,111
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	15,000	14,948
		63,171
Paper & Related Products — 0.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,920
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	25,000	24,750
		28,670
Pipelines — 0.9%
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019*	5,000	5,600

19

DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	25,000	24,047
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	70,000	78,050
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	85,000	83,598
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	80,000	82,450
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	15,000	15,366
Kinder Morgan Energy Partners LP Company Guar. Notes 5.30% due 09/15/2020	10,000	10,741
Kinder Morgan Energy Partners LP Company Guar. Notes 6.85% due 02/15/2020	10,000	11,148
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	50,000	49,495
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	10,000	10,966
MPLX LP Company Guar. Notes 4.50% due 07/15/2023	6,000	6,094
MPLX LP Company Guar. Notes 4.88% due 12/01/2024	10,000	10,297
MPLX LP Company Guar. Notes 4.88% due 06/01/2025	10,000	10,281
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	10,000	9,678
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	35,000	33,087
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	45,000	45,248
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	20,000	20,289
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	25,000	25,193
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019	15,000	15,863
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	25,000	26,500
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	35,000	34,067
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	5,000	4,825
Williams Partners LP Senior Notes 3.60% due 03/15/2022	110,000	110,582
Williams Partners LP Senior Notes 4.00% due 11/15/2021	20,000	20,527
Williams Partners LP Senior Notes 5.25% due 03/15/2020	20,000	21,368
		765,360
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	75,000	76,646
CoreCivic, Inc. Company Guar. Notes 4.13% due 04/01/2020	10,000	9,975
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	5,000	5,074
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	20,000	19,630
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	10,000	10,148
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	36,000	38,707
		160,180
Real Estate Operations & Development — 0.1%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	75,000	77,178
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	40,000	39,365
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	25,000	31,676
United Rentals North America, Inc. Sec. Notes 4.63% due 07/15/2023	15,000	15,300

20

United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	20,400
		106,741
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	15,000	14,863
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	25,000	24,688
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	35,000	30,637
Lowe’s Cos., Inc. Senior Notes 2.50% due 04/15/2026	55,000	52,232
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	45,000	42,005
		124,874
Retail-Drug Store — 0.2%
CVS Health Corp. Senior Notes 2.13% due 06/01/2021	20,000	19,611
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	75,000	76,095
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	18,000	18,569
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	55,000	61,295
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	8,395	9,400
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	11,357	12,973
Walgreens Boots Alliance, Inc. Senior Notes 2.60% due 06/01/2021	15,000	14,906
		212,849
Retail-Restaurants — 0.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	10,000	10,150
Semiconductor Equipment — 0.0%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	35,000	34,811
Steel-Producers — 0.1%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	10,000	10,429
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	10,000	10,600
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	15,000	16,088
		37,117
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	20,000	20,450
Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 1.75% due 01/15/2018	50,000	50,031
AT&T, Inc. Senior Notes 2.40% due 03/15/2017	25,000	25,061
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	40,000	40,341
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	25,000	25,629
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	3,000	2,673
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	25,000	24,154
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	90,000	85,268
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	10,000	10,513
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	74,000	70,827
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	9,870
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	75,000	70,433
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	35,000	35,465

21

Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	9,000	8,953
		459,218
Television — 0.1%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	15,000	15,256
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	70,000	71,837
		87,093
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	25,000	25,031
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	15,000	13,843
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	38,000	38,937
		77,811
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	30,000	28,869
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	20,000	20,154
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	20,000	20,714
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	35,000	35,263
		76,131
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	5,012
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	105,000	112,677
		117,689
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	10,000	10,525
Total U.S. Corporate Bonds & Notes (cost $11,282,083)		11,434,018
FOREIGN CORPORATE BONDS & NOTES — 2.2%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	10,000	10,813
Banks-Commercial — 0.5%
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	50,000	51,364
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	100,000	103,309
BPCE SA Sub. Notes 5.15% due 07/21/2024*	200,000	203,321
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	47,000	50,391
		408,385
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	30,000	31,050
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	20,000	19,240
Methanex Corp. Senior Notes 5.65% due 12/01/2044	10,000	8,773
		28,013
Diversified Banking Institutions — 0.3%
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	200,000	201,160
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	25,000	26,583
		227,743
Diversified Minerals — 0.0%
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	10,000	11,525
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	40,000	40,471
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021*	10,000	9,665
Fortis, Inc. Senior Notes 3.06% due 10/04/2026*	20,000	18,706
		28,371

22

Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,300
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,240
		8,540
Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	40,000	38,639
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	75,000	73,690
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	60,000	57,401
		169,730
Medical-Generic Drugs — 0.4%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	135,000	135,780
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	95,000	96,317
Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	25,000	25,181
Mylan NV Company Guar. Notes 3.15% due 06/15/2021*	25,000	24,535
Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	25,000	25,244
		307,057
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	15,000	15,447
Oil Companies-Exploration & Production — 0.0%
Encana Corp. Senior Notes 3.90% due 11/15/2021	20,000	20,144
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	5,340
		25,484
Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 2.11% due 09/16/2021	15,000	14,717
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	25,000	25,145
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	40,000	39,270
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	50,000	48,339
Cenovus Energy, Inc. Senior Notes 3.80% due 09/15/2023	10,000	9,761
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	30,000	28,575
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019*	25,000	25,897
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*	30,000	31,950
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*	49,000	46,295
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	40,000	39,967
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	35,000	35,454
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	5,000	5,234
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	35,000	33,384
		383,988
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	25,000	25,375
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	20,000	19,600
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	40,000	43,800
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	115,000	115,615
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	25,000	31,378

23

Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	25,000	26,375
Total Foreign Corporate Bonds & Notes (cost $1,958,412)		1,958,760
MUNICIPAL BONDS & NOTES — 0.6%
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	5,000	6,286
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	70,000	87,620
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(2)	175,000	69,562
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(2)	85,000	33,787
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058(2)	25,000	9,938
State of California General Obligation Bonds 7.35% due 11/01/2039	10,000	14,198
State of California General Obligation Bonds 7.55% due 04/01/2039	60,000	88,779
State of California General Obligation Bonds 7.63% due 03/01/2040	65,000	96,169
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	5,000	4,419
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	55,000	56,911
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	75,000	82,702
Total Municipal Bonds & Notes (cost $549,445)		550,371
U.S. GOVERNMENT AGENCIES — 15.7%
Federal Home Loan Mtg. Corp. — 3.7%
2.49% due 02/01/2037 FRS	3,262	3,407
2.50% due 01/01/2028	6,449	6,470
2.50% due 04/01/2028	21,766	21,836
3.00% due 08/01/2027	7,775	7,984
3.00% due 10/01/2042	16,263	16,257
3.00% due 11/01/2042	13,520	13,514
3.00% due 02/01/2043	34,896	34,881
3.00% due 08/01/2043	161,935	161,625
3.00% due January TBA	1,200,000	1,191,569
3.50% due 03/01/2042	7,973	8,213
3.50% due 08/01/2042	43,709	45,000
3.50% due 09/01/2043	34,135	35,145
3.50% due January TBA	700,000	716,760
4.00% due 03/01/2023	4,999	5,128
4.00% due 10/01/2043	41,076	43,253
4.00% due January TBA	500,000	525,166
4.50% due 01/01/2039	1,340	1,442
5.00% due 05/01/2020	64,733	66,319
5.00% due 05/01/2034	21,857	24,083
5.50% due 07/01/2034	6,113	6,871
5.50% due 05/01/2037	2,797	3,103
6.00% due 08/01/2026	19,230	21,725
6.50% due 05/01/2029	1,404	1,593
7.50% due 08/01/2023	57	58
7.50% due 08/01/2025	1,253	1,258
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2013-K502, Class B
2.49% due 03/25/2045*(7)	100,000	100,180
Series 2014-K503, Class B
3.00% due 10/25/2047*(7)	70,000	70,033
Series 2012-K706, Class B
4.17% due 11/25/2044*(7)	60,000	61,785
Series 2010-K8, Class B
5.25% due 09/25/2043*(7)	80,000	85,970
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD
2.00% due 01/15/2041(2)(5)	4,709	4,686
Series 1577, Class PK
6.50% due 09/15/2023(5)	3,665	3,955
Series 1226, Class Z
7.75% due 03/15/2022(5)	401	422
		3,289,691
Federal National Mtg. Assoc. — 10.5%
2.50% due 02/01/2043	81,181	77,649
2.50% due 03/01/2043	158,145	151,269
2.50% due January TBA	1,700,000	1,702,689
2.64% due 03/01/2027	29,044	28,312
2.75% due 05/01/2037 FRS	4,951	5,198
2.78% due 03/01/2027	63,000	61,975

24

2.97% due 06/01/2027	110,000		109,917
2.97% due 06/01/2030	124,000		120,786
3.00% due 12/01/2027	12,320		12,656
3.00% due 01/01/2028	12,303		12,636
3.00% due January TBA	1,600,000		1,641,875
3.08% due 10/01/2040 FRS	4,825		5,107
3.50% due 08/01/2026	20,498		21,383
3.50% due 09/01/2026	11,818		12,343
3.50% due 10/01/2028	71,091		74,234
3.50% due January TBA	3,000,000		3,074,766
4.00% due 11/01/2040	17,670		18,645
4.00% due 12/01/2040	44,720		47,196
4.00% due 11/01/2041	5,758		6,082
4.00% due 01/01/2042	14,560		15,314
4.00% due 11/01/2043	24,704		25,987
4.00% due 12/01/2043	14,131		14,978
4.00% due January TBA	600,000		630,785
4.50% due 01/01/2039	3,809		4,097
4.50% due 06/01/2039	36,992		39,787
4.50% due 09/01/2039	9,754		10,506
4.50% due 05/01/2041	8,727		9,387
4.50% due January TBA	600,000		645,351
5.00% due 03/01/2018	793		811
5.00% due 06/01/2019	758		779
5.00% due 03/01/2020	3,267		3,414
5.00% due 05/01/2035	2,779		3,037
5.00% due 07/01/2040	58,782		64,194
5.00% due January TBA	300,000		326,812
5.50% due 05/01/2020	18,652		19,328
5.50% due 06/01/2020	14,634		15,105
5.50% due 12/01/2029	2,754		3,059
5.50% due 06/01/2035	178,374		200,027
5.50% due 06/01/2036	81,474		91,389
5.50% due 08/01/2037	14,975		16,759
5.50% due 06/01/2038	12,118		13,562
6.00% due 06/01/2017	212		213
6.00% due 06/01/2021	42,845		44,842
6.00% due 12/01/2033	9,862		11,339
6.00% due 05/01/2034	8,359		9,563
6.00% due 08/01/2034	1,724		1,965
6.00% due 11/01/2038	2,418		2,738
7.00% due 06/01/2037	18,029		20,206
Fannie Mae Connecticut Avenue Securities FRS Series 2016-C07, Class 2M2 5.11% due 04/25/2029	60,000		61,714
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(5)	8,875		8,815
			9,500,581
Government National Mtg. Assoc. — 1.5%
3.50% due January TBA	400,000		415,805
4.00% due 07/15/2041	41,336		44,038
4.00% due 08/15/2041	10,964		11,648
4.00% due 10/15/2041	27,169		28,863
4.00% due January TBA	600,000		637,031
4.50% due 06/15/2041	187,649		203,125
6.00% due 11/15/2028	23,676		26,859
7.00% due 07/15/2033	10,688		12,417
8.50% due 11/15/2017	15		15
9.00% due 11/15/2021	133		146
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50% due 09/16/2035(5)	924		1,071
Series 2005-74, Class HC
7.50% due 09/16/2035(5)	6,235		7,183
			1,388,201
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	10,000		10,086
Total U.S. Government Agencies (cost $14,129,400)			14,188,559
U.S. GOVERNMENT TREASURIES — 5.2%
United States Treasury Bonds — 0.2%
2.50% due 02/15/2045	5,000		4,453
3.00% due 05/15/2045	58,000		57,216
4.38% due 11/15/2039(10)	99,200		122,458
			184,127
United States Treasury Notes — 5.0%
0.13% due 07/15/2024 TIPS(11)(12)	992,550		975,076
0.25% due 01/15/2025 TIPS(12)	934,815		919,374
1.13% due 08/31/2021	763,000		737,219
1.13% due 09/30/2021	801,000		772,621
1.25% due 10/31/2021	313,000		303,513
1.50% due 08/15/2026	424,000		389,964
1.63% due 05/15/2026	468,000		436,410
			4,534,177
Total U.S. Government Treasuries (cost $4,799,911)			4,718,304
FOREIGN GOVERNMENT OBLIGATIONS — 0.8%
Central Bank — 0.1%
Bank of Thailand Notes 1.49% due 02/23/2018	THB	3,405,000	94,867
Sovereign — 0.7%
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2017(12)	BRL	697,028	215,650
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2023	BRL	128,000	37,001

25

Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050	75,000		67,500
Republic of Argentina Senior Notes 2.26% due 12/31/2038(9)	EUR	105,000	61,509
Republic of Colombia Bonds 4.25% due 05/17/2017(12)	COP	169,715,910	57,277
Russian Federation FRS Bonds 11.70% due 01/29/2020	RUB	4,603,000	77,417
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	1,403,500	64,240
United Mexican States Senior Notes 5.75% due 10/12/2110	56,000		51,660
			632,254
Total Foreign Government Obligations (cost $749,392)			727,121
Total Long-Term Investment Securities (cost $90,773,522)			98,183,283
SHORT-TERM INVESTMENT SECURITIES — 1.5%
Foreign Government Obligations — 0.6%
Government of Japan Bills (0.32)% due 01/11/2017	JPY	40,000,000	342,245
Government of Romania Bills 0.55% due 08/28/2017	RON	115,000	26,521
Government of Romania Bills 0.56% due 08/28/2017	RON	190,000	43,818
Government of Romania Bills 0.58% due 06/26/2017	RON	625,000	144,330
			556,914
Commercial Paper — 0.3%
KFW International Finance, Inc.
0.83% due 02/01/17*	250,000		250,000
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 01/03/17	521,000		521,000
Total Short-Term Investment Securities (cost $1,382,648)			1,327,914
REPURCHASE AGREEMENTS — 2.2%
Bank of America Securities LLC
Joint Repurchase Agreement(13)	455,000		455,000
Barclays Capital, Inc.
Joint Repurchase Agreement(13)	500,000		500,000
BNP Paribas SA
Joint Repurchase Agreement(13)	290,000		290,000
Deutsche Bank AG
Joint Repurchase Agreement(13)	705,000		705,000
RBS Securities, Inc.
Joint Repurchase Agreement(13)	80,000		80,000
Total Repurchase Agreements (cost $2,030,000)			2,030,000
TOTAL INVESTMENTS (cost $94,186,170) (15)	112.5%		101,541,197
Liabilities in excess of other assets	(12.5)		(11,274,361)
NET ASSETS	100.0%		$90,266,836

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2016, the aggregate value of these securities was $9,617,074 representing 10.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At December 31, 2016, the aggregate value of these securities was $550,280 representing 0.6% of net assets.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2016, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$2,140	$534.93	0.00%

(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Collateralized Mortgage Obligation
(6)	Collateralized Loan Obligation
(7)	Commercial Mortgage Backed Security
(8)	Interest Only
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2016.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(12)	Principal amount of security is adjusted for inflation.
(13)	See Note 2 for details of Joint Repurchase Agreements.
(14)	Denominated in United States dollars unless otherwise indicated.
(15)	See Note 4 for cost of investments on a tax basis.
BRL	— Brazilian Real
CLO	— Collateralized Loan Obligation
COP	— Colombian Peso

26

CVR	— Contingent Value Rights
DAC	— Designated Activity Company
EUR	— Euro Currency
GBP	— Pound Sterling
JPY	— Japanese Yen
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
RON	— Romanian Lue
RUB	— Russian Ruble
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

THB	— Thailand Baht
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2016	Unrealized Appreciation (Depreciation)
4	Long	Australia 10 Year Treasury Bonds	March 2017	$367,079	$368,741	$1,662
7	Long	Russell 2000 Mini Index	March 2017	478,489	474,915	(3,574)
60	Short	U.S. Treasury 10 Year Notes	March 2017	7,493,524	7,456,875	36,649
1	Long	U.S. Treasury 10 Year Ultra Bonds	March 2017	131,985	134,063	2,078
49	Long	U.S. Treasury 5 Year Notes	March 2017	5,773,578	5,765,539	(8,039)
1	Long	U.S. Treasury Long Bonds	March 2017	152,165	150,656	(1,509)
9	Long	U.S. Treasury Ultra Bonds	March 2017	1,453,129	1,442,250	(10,879)
						$16,388

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	120,000	USD	129,009	03/15/2017	$2,250	$—
	GBP	100,000	USD	123,908	01/31/2017	577	—
	USD	96,131	EUR	85,000	03/15/2017	—	(6,344)
						2,827	(6,344)
Barclays Bank PLC	EUR	281,000	USD	293,714	01/31/2017	—	(2,493)
	RUB	4,900,000	USD	74,423	03/15/2017	—	(4,183)
	TRY	47,000	USD	14,403	03/15/2017	1,281	—
	USD	33,790	TRY	118,000	03/15/2017	—	(844)
						1,281	(7,520)
BNP Paribas SA	RON	115,000	USD	29,318	08/28/2017	2,526	—
	TRY	52,000	USD	15,962	03/15/2017	1,443	—
						3,969	—
Citibank N.A.	JPY	40,000,000	USD	386,380	01/11/2017	43,956	—
	RON	625,000	USD	156,037	06/26/2017	10,540	—
						54,496	—
Commonwealth Bank of Australia Sydney	USD	40,047	EUR	35,000	03/15/2017	—	(3,076)

Goldman Sachs International	BRL	126,000	USD	37,064	03/15/2017	—	(907)
	USD	33,100	TRY	118,000	03/15/2017	—	(153)
						—	(1,060)
HSBC Bank USA	TRY	95,000	USD	28,993	03/15/2017	2,468	—

JPMorgan Chase Bank	MXN	1,389,000	USD	69,230	03/15/2017	2,846	—
	RON	190,000	USD	48,494	08/28/2017	4,230	—
	THB	3,418,000	USD	95,984	03/15/2017	568	—
	TRY	42,000	USD	12,595	03/15/2017	869	—
						8,513	—
Morgan Stanley and Co. Inc.	EUR	62,000	USD	66,252	03/15/2017	760	—

National Australia Bank Limited	EUR	5,000	USD	5,284	01/31/2017	13	—

Royal Bank of Canada	USD	24,506	MXN	510,000	03/15/2017	—	(132)

State Street Bank and Trust Co.	BRL	705,000	USD	204,235	03/15/2017	—	(8,221)
	COP	174,000,000	USD	57,173	03/15/2017	—	(86)
						—	(8,307)
Net Unrealized Appreciation (Depreciation)						$74,327	$(26,439)

BRL — Brazilian Real

COP — Colombian Peso

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

MXN — Mexican Peso

RON — Romanian Leu

RUB — Russian Ruble

THB — Thailand Baht

TRY — Turkish Lira

USD — United States Dollar

27

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	200	11/24/2026	1 Year USD- Federal Funds - H.15-OIS-COMPOUND	1.63%	$—	$2,494

Over the Counter Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
INR	5,110	09/12/2021	6.26%	6 Month INR-MIBOR-OIS-COMPOUND	$—	$96

INR — Indian Rupee

OIS — Overnight Index Swap

MIBOR — Mumbai Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$2,431,769	$—	$0	$2,431,769
Television	100,050	—	2,140	102,190
Other Industries	49,520,341	—	—	49,520,341
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	1,156,647	—	1,156,647
Asset Backed Securities:
Diversified Financial Services	—	11,142,945	252,257	11,395,202
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	42,905	2	42,907
Other Industries	—	11,391,111	—	11,391,111
Foreign Corporate Bonds & Notes	—	1,958,760	—	1,958,760
Municipal Bonds & Notes	—	550,371	—	550,371
U.S. Government Agencies	—	14,188,559	—	14,188,559
U.S. Government Treasuries	—	4,718,304	—	4,718,304
Foreign Government Obligations	—	727,121	—	727,121
Short-Term Investment Securities	—	1,327,914	—	1,327,914
Repurchase Agreements	—	2,030,000	—	2,030,000
Total Investments at Value	$52,052,160	$49,234,637	$254,400	$101,541,197

Other Financial Instruments:†
Futures Contracts	$40,389	$—	$—	$40,389
Forward Foreign Currency Contracts	—	74,327	—	74,327
Centrally Cleared Interest Rate Swap Contracts	—	2,494	—	2,494
Over the Counter Interest Rate Swap Contracts	—	96	—	96
Total Other Financial Instruments	$40,389	$76,917	$—	$117,306

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$24,001	$—	$—	$24,001
Forward Foreign Currency Contracts	—	26,439	—	26,439
Total Other Financial Instruments	$24,001	$26,439	$—	$50,440

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and Other written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the

Portfolio.

See Notes to Portfolio of Investments

28

SEASONS SERIES TRUST MULTI-MANAGED INCOME/EQUITY PORTFOLIO

Portfolio of Investments — December 31, 2016 — (unaudited)

Security Description	Shares/ Principal Amount(13)	Value (Note 1)
COMMON STOCKS — 31.6%
Aerospace/Defense — 0.8%
General Dynamics Corp.	1,332	$229,983
Northrop Grumman Corp.	700	162,806
Teledyne Technologies, Inc.†	1,193	146,739
		539,528
Airlines — 0.4%
United Continental Holdings, Inc.†	3,647	265,793
Apparel Manufacturers — 0.2%
Carter’s, Inc.	1,628	140,643
Applications Software — 1.9%
Microsoft Corp.	14,918	927,005
salesforce.com, Inc.†	4,159	284,725
		1,211,730
Athletic Footwear — 0.3%
NIKE, Inc., Class B	4,263	216,688
Auto/Truck Parts & Equipment-Original — 0.3%
Delphi Automotive PLC	2,701	181,912
Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	7,485	310,328
Building Products-Cement — 0.4%
Vulcan Materials Co.	1,875	234,656
Cable/Satellite TV — 0.7%
Comcast Corp., Class A	6,753	466,295
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	3,355	192,946
Commercial Services — 0.9%
Aramark	6,393	228,358
CoStar Group, Inc.†	639	120,445
Nielsen Holdings PLC	3,009	126,227
ServiceMaster Global Holdings, Inc.†	3,149	118,623
		593,653
Commercial Services-Finance — 0.2%
Equifax, Inc.	592	69,992
S&P Global, Inc.	742	79,795
		149,787
Computer Aided Design — 0.3%
Cadence Design Systems, Inc.†	6,496	163,829
Computer Services — 0.2%
Amdocs, Ltd.	2,521	146,848
Computer Software — 0.1%
SS&C Technologies Holdings, Inc.	3,190	91,234
Computers — 0.8%
Apple, Inc.	4,501	521,306
Consulting Services — 0.2%
Verisk Analytics, Inc.†	1,616	131,171
Containers-Paper/Plastic — 0.3%
Sealed Air Corp.	4,078	184,897
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	1,316	86,119
Estee Lauder Cos., Inc., Class A	2,398	183,423
		269,542
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	2,275	96,756
Distribution/Wholesale — 0.1%
Fastenal Co.	1,726	81,087
Diversified Manufacturing Operations — 0.5%
A.O. Smith Corp.	2,361	111,794
Illinois Tool Works, Inc.	1,646	201,569
		313,363
E-Commerce/Products — 1.0%
Amazon.com, Inc.†	866	649,387
E-Commerce/Services — 0.3%
Priceline Group, Inc.†	137	200,850
Electric Products-Misc. — 0.3%
AMETEK, Inc.	3,606	175,252
Electronic Components-Misc. — 0.2%
Flex, Ltd.†	7,525	108,134
Electronic Components-Semiconductors — 0.3%
Texas Instruments, Inc.	2,686	195,997
Electronic Connectors — 0.5%
Amphenol Corp., Class A	4,401	295,747
Electronic Forms — 0.5%
Adobe Systems, Inc.†	3,117	320,895
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	3,443	106,113
Enterprise Software/Service — 0.5%
Tyler Technologies, Inc.†	1,093	156,048
Ultimate Software Group, Inc.†	870	158,644
		314,692
Entertainment Software — 0.4%
Activision Blizzard, Inc.	6,238	225,254
Finance-Consumer Loans — 0.2%
Synchrony Financial	3,320	120,416
Finance-Credit Card — 1.1%
MasterCard, Inc., Class A	3,057	315,635
Visa, Inc., Class A	4,967	387,526
		703,161
Finance-Investment Banker/Broker — 0.3%
TD Ameritrade Holding Corp.	4,105	178,978
Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	2,505	141,332
Food-Confectionery — 0.3%
Hershey Co.	2,121	219,375
Food-Retail — 0.3%
Kroger Co.	4,841	167,063
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	3,862	213,839
Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	4,668	126,970
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	1,797	258,445
Instruments-Controls — 0.3%
Sensata Technologies Holding NV†	4,600	179,170
Insurance-Property/Casualty — 0.1%
Progressive Corp.	2,105	74,728
Internet Content-Entertainment — 0.8%
Facebook, Inc., Class A†	4,641	533,947

1

Machinery-General Industrial — 0.3%
Roper Technologies, Inc.	1,055		193,149
Medical Information Systems — 0.3%
athenahealth, Inc.†	1,939		203,925
Medical Instruments — 0.3%
Boston Scientific Corp.†	8,834		191,079
Medical-Biomedical/Gene — 1.7%
Alder Biopharmaceuticals, Inc.†	3,563		74,111
Amgen, Inc.	2,385		348,711
Biogen, Inc.†	685		194,252
Celgene Corp.†	2,549		295,047
Regeneron Pharmaceuticals, Inc.†	448		164,456
			1,076,577
Medical-Drugs — 2.3%
Allergan PLC†	1,431		300,524
Bristol-Myers Squibb Co.	5,462		319,199
Eli Lilly & Co.	4,461		328,107
Ironwood Pharmaceuticals, Inc.†	10,167		155,453
Mallinckrodt PLC†	3,069		152,898
Pfizer, Inc.	7,125		231,420
			1,487,601
Medical-HMO — 0.4%
Aetna, Inc.	2,082		258,189
Medical-Hospitals — 0.3%
Universal Health Services, Inc., Class B	2,063		219,462
Metal Processors & Fabrication — 0.2%
Rexnord Corp.†	5,880		115,189
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp.	1,212		84,513
Antero Resources Corp.†	1,190		28,143
			112,656
Oil-Field Services — 0.1%
Halliburton Co.	647		34,996
Pharmacy Services — 0.1%
Diplomat Pharmacy, Inc.†	4,198		52,895
Real Estate Investment Trusts — 0.7%
American Tower Corp.	3,244		342,826
Simon Property Group, Inc.	612		108,734
			451,560
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	778		78,609
Recreational Vehicles — 0.2%
Polaris Industries, Inc.	1,641		135,202
Retail-Apparel/Shoe — 0.2%
L Brands, Inc.	2,270		149,457
Retail-Auto Parts — 0.3%
AutoZone, Inc.†	214		169,015
Retail-Building Products — 0.4%
Lowe’s Cos., Inc.	3,691		262,504
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	4,778		95,464
Retail-Discount — 0.6%
Costco Wholesale Corp.	1,622		259,699
Dollar Tree, Inc.†	2,051		158,296
			417,995
Retail-Gardening Products — 0.2%
Tractor Supply Co.	1,792		135,852
Retail-Restaurants — 0.7%
Dunkin’ Brands Group, Inc.	3,120		163,613
Starbucks Corp.	4,908		272,492
			436,105
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	3,272		121,718
Television — 0.0%
ION Media Networks, Inc.†(6)(11)(12)	10		5,349
Tobacco — 0.7%
Altria Group, Inc.	6,450		436,149
Toys — 0.2%
Mattel, Inc.	4,323		119,099
Transport-Rail — 0.4%
CSX Corp.	7,576		272,206
Web Portals/ISP — 1.7%
Alphabet, Inc., Class C†	1,413		1,090,582
Total Common Stocks
(cost $18,474,459)			20,336,321
PREFERRED SECURITIES/CAPITAL SECURITIES — 2.0%
Banks-Commercial — 0.3%
Banco Bilbao Vizcaya Argentaria SA FRS
7.00% due 02/19/2019(1)	EUR	200,000	201,907
Building Societies — 0.2%
Nationwide Building Society FRS 6.88% due 06/20/2019(1)	GBP	100,000	123,634
Diversified Banking Institutions — 1.3%
Credit Agricole SA FRS 8.13% due 12/23/2025*(1)	200,000		210,492
Credit Suisse Group AG FRS 6.25% due 12/18/2024*(1)	200,000		194,640
Societe Generale SA FRS 8.25% due 11/29/2018(1)	200,000		208,012
UBS Group AG FRS 5.75% due 02/19/2022(1)	EUR	200,000	221,318
			834,462
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(6)(12)	16,000		2
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II 9.70% due 04/01/2030	80,000		117,180
Total Preferred Securities/Capital Securities (cost $1,381,625)			1,277,185

2

ASSET BACKED SECURITIES — 20.8%
Diversified Financial Services — 20.8%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.93% due 01/25/2037(2)	$63,078	57,793
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	15,000	15,094
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.33% due 07/27/2026*(3)	250,000	250,242
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.16% due 10/25/2034(12)	21,296	20,217
Atrium XI FRS Series 11-A, Class B 3.03% due 10/23/2025*(3)	250,000	249,813
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.75% due 02/10/2051(4)	90,294	91,542
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(4)	210,000	212,519
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.07% due 02/25/2036(2)	152,007	138,977
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(4)	67,070	68,229
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.71% due 06/11/2040(4)	31,417	31,449
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	14,583	14,121
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 2.00% due 07/15/2025*(3)	250,000	249,766
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.36% due 04/27/2027*(3)	250,000	250,334
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class B 3.33% due 10/15/2026*(3)	250,000	249,812
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	40,000	40,038
Cent CLO, Ltd. FRS Series 2013-20A, Class A 2.36% due 01/25/2026*(3)	250,000	249,874
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 2.37% due 04/17/2026*(3)	250,000	249,787
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 2.41% due 05/24/2026*(3)	250,000	250,510
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(4)	122,000	127,229
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.13% due 12/10/2049(4)	32,732	33,384
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.04% due 03/25/2036(2)	84,773	77,553
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(4)	107,693	109,451
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(4)	125,105	125,982
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(4)	140,000	143,791
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(4)	155,000	159,452
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(4)	150,000	157,940
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(4)	65,000	68,972
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(4)	195,000	211,022
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.10% due 12/10/2049(4)	76,466	77,952
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(2)	57,998	51,511
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(2)	3,239	2,852
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.88% due 06/15/2057(4)(5)	1,248,243	62,671
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	47,724	48,677

3

Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	39,266	39,308
Dryden Senior Loan Fund FRS Series 2014-33A, Class AR 2.31% due 10/15/2028*(3)	250,000	250,469
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.97% due 05/25/2035(2)	140,219	131,237
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	11,064	11,064
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	190,501
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	12,000	12,007
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	45,000	44,997
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	23,000	23,016
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 2.43% due 01/24/2027*(3)	250,000	249,894
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	125,000	125,012
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	30,445	35,014
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(4)	100,000	104,516
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(4)	146,000	152,521
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(4)	140,000	148,666
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.86% due 03/25/2037(12)	251,307	134,096
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.01% due 04/25/2036(2)	11,247	9,381
GSR Mtg. Loan Trust VRS Series 2005-AR2, Class 1A2 3.13% due 04/25/2035(2)	58,238	55,720
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.23% due 03/25/2047(2)	37,072	33,418
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.29% due 01/25/2036(2)	56,539	52,540
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	160,000	155,430
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.50% due 11/15/2019*	105,000	105,006
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.30% due 05/25/2035(2)	90,658	81,508
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(4)	116,319	120,853
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(4)	68,000	73,059
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.73% due 02/12/2049(4)	59,980	60,341
JP Morgan Chase Commercial Mtg. Securities Trust
Series 2008-C2, Class A4
6.07% due 02/12/2051(4)	89,756	91,406
JPMBB Commercial Mtg. Securities Trust
Series 2015-C28, Class A4
3.23% due 10/15/2048(4)	127,000	127,712
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(4)	65,000	67,823
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(4)	12,808	12,834
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(4)	51,264	51,617
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.11% due 04/15/2041(4)	109,714	113,743
LSTAR Securities Investment Trust FRS Series 2015-2, Class A 2.62% due 01/01/2020*(2)	79,849	79,679
LSTAR Securities Investment Trust FRS Series 2015-4, Class A1 2.62% due 04/01/2020*(2)	96,010	95,830

4

LSTAR Securities Investment Trust FRS Series 2016-5, Class A1 2.62% due 11/01/2021*(2)	97,823	96,737
LSTAR Securities Investment Trust FRS Series 2015-9, Class A1 2.77% due 10/01/2020*(2)	153,596	152,996
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 2.16% due 10/23/2025*(3)	250,000	250,306
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.69% due 02/25/2035(2)	26,545	26,536
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.03% due 12/25/2034(2)	42,219	42,076
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(4)	42,409	43,255
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.73% due 06/12/2050(4)	81,114	81,632
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.15% due 12/15/2047(4)(5)	355,203	19,734
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(4)	105,000	108,829
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(4)	77,871	78,046
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(4)	53,812	54,604
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.28% due 01/11/2043(4)	47,913	49,640
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(2)	50,123	43,115
MortgageIT Trust FRS Series 2005-4, Class A1 1.04% due 10/25/2035(2)	207,794	190,138
Mortgage Repurchase Agreement Financing Trust FRS` Series 2016-5, Class A 1.87% due 06/10/2019*(2)(6)(12)	153,000	153,000
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(2)	128,568	130,641
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(2)	112,365	116,213
Nomura Asset Acceptance Corp Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.90% due 06/25/2036(2)	147,755	110,436
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(2)	30,593	29,803
NRZ Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	114,000	112,648
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	110,000	109,548
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.46% due 02/15/2026*(3)	250,000	249,953
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.41% due 04/17/2027*(3)	215,000	215,190
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	170,000	173,314
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.86% due 02/25/2037	41,824	25,237
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 2.43% due 04/17/2026*(3)	250,000	250,843
OZLM XII, Ltd. FRS
Series 2015-12A, Class A1
2.34% due 04/30/2027*(3)	250,000	250,312
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 2.39% due 04/15/2027*(3)	250,000	250,498
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(7)(12)	238,107	117,768
RFMSI Series Trust VRS Series 2005-SA3, Class 1A 3. 27% due 08/25/2035(2)	136,738	100,802
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(2)	5,287	5,208
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.89% due 05/25/2037(12)	107,861	82,886
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 2.98% due 02/20/2047(2)	109,725	93,680
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	86,211	86,136
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 2.41% due 04/15/2027*(3)	250,000	250,513
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.01% due 11/25/2036(12)	200,000	143,434
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	31,582	31,594

5

Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 08/25/2055*(2)	114,747	113,824
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(2)	91,520	91,329
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.25% due 04/20/2027*(3)	250,000	249,875
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(4)	80,000	81,559
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 2.36% due 04/18/2027*(3)	250,000	250,231
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 3.28% due 10/14/2026*(3)	250,000	249,802
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.10% due 11/25/2046(2)	133,755	120,085
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.18% due 09/15/2057(4)(5)	992,787	62,200
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(4)	105,000	110,004
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.10% due 05/15/2048(4)	10,000	7,900
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 2.91% due 03/25/2035(2)	92,449	93,197
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.04% due 11/25/2034(2)	4,864	4,862
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.07% due 01/25/2035(2)	134,020	133,808
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 3.07% due 10/25/2036(2)	55,886	52,959
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.80% due 02/15/2044*(4)(5)	560,479	14,515
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(4)	145,280	154,060
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(4)	55,111	58,787
Total Asset Backed Securities (cost $13,386,612)		13,365,072
U.S. CORPORATE BONDS & NOTES — 21.3%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	15,000	15,022
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	26,000	26,220
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	20,000	21,754
		62,996
Aerospace/Defense-Equipment — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.85% due 12/15/2026	5,000	4,970
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	15,000	14,663
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	50,000	51,812
		66,475
Applications Software — 0.3%
Microsoft Corp.
Senior Notes
1.55% due 08/08/2021	70,000	67,894
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	25,000	23,617
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	45,000	42,366
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	35,000	33,057
		166,934
Auto-Cars/Light Trucks — 0.7%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	25,000	25,262
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	35,000	43,927
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	22,000	22,002
General Motors Co. Senior Notes 6.60% due 04/01/2036	70,000	80,011
General Motors Co. Senior Notes 6.75% due 04/01/2046	10,000	11,727

6

General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	100,000	100,107
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	75,000	76,369
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	115,000	117,181
		476,586
Banks-Commercial — 0.4%
Capital One NA Senior Notes 1.65% due 02/05/2018	250,000	249,514
Banks-Super Regional — 0.6%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	40,000	40,133
PNC Funding Corp. Sub. Notes 5.63% due 02/01/2017	75,000	75,227
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	28,627
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	20,000	19,048
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	60,000	57,423
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	10,000	10,271
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	70,000	77,256
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	80,000	90,643
		398,628
Batteries/Battery Systems — 0.1%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	35,000	35,175
Brewery — 1.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	45,000	45,065
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	15,000	15,093
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	255,000	259,522
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	150,000	152,278
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	80,000	84,149
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	95,000	102,683
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	25,000	24,605
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	50,000	44,970
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	25,000	23,308
		751,673
Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	70,000	74,550
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc.
Senior Notes
6.00% due 10/15/2025*	70,000	73,675
Building Products-Wood — 0.1%
Masco Corp. Senior Notes 5.95% due 03/15/2022	29,000	32,045
Building-Heavy Construction — 0.3%
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	90,000	90,683
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	100,000	100,369
		191,052
Building-Residential/Commercial — 0.2%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	70,000	71,400
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	30,000	30,375
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,412
		107,187

7

Cable/Satellite TV — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	50,000	51,750
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	25,000	25,506
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	50,000	52,252
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	85,000	89,584
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	160,000	184,973
Comcast Corp. Company Guar. Notes 1.63% due 01/15/2022	25,000	23,963
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	95,000	94,321
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	35,000	30,566
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	60,000	62,440
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	15,000	16,088
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	40,000	38,963
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	55,000	53,941
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	10,000	9,950
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	66,000	71,610
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	45,000	40,754
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	47,990
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	50,000	53,381
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	120,000	135,233
		1,083,265
Casino Hotels — 0.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.38% due 03/15/2022	40,000	41,000
Cellular Telecom — 0.2%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	30,000	32,550
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	20,000	22,050
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	45,000	46,350
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	25,000	25,562
		126,512
Commercial Services-Finance — 0.0%
Cardtronics, Inc.
Company Guar. Notes
5.13% due 08/01/2022	30,000	30,225
Computers — 0.2%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	45,000	39,719
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	9,582
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 3.48% due 06/01/2019*	25,000	25,520
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	20,000	20,695
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	15,000	18,469
		113,985
Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	15,000	15,638

8

Containers-Paper/Plastic — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. V Company Guar. Notes 4.25% due 09/30/2026*	5,000	4,713
Graphic Packaging International, Inc. Company Guar. Notes 4.13% due 08/15/2024	5,000	4,775
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	30,000	30,637
		40,125
Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	35,000	36,313
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,500
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	10,000	10,625
		21,125
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,443
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	45,000	44,229
		53,672
Diversified Banking Institutions — 3.9%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	45,000	45,063
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	100,000	96,713
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	50,000	49,657
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	40,000	40,026
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	130,000	131,822
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	35,000	38,328
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	115,000	122,235
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	43,030
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	80,000	80,730
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	180,000	182,852
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	32,000	33,730
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	15,000	16,485
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	45,000	43,720
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	50,000	50,297
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	35,000	35,037
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	70,000	70,302
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	50,000	50,231
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	75,000	78,875
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	49,000	53,164
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	32,000	38,676
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	68,176
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	60,000	71,506
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	79,000	97,553
JPMorgan Chase & Co. FRS Senior Notes 2.11% due 10/24/2023	30,000	30,599
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	35,000	34,352
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	115,000	113,944
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	30,000	29,352

9

JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	33,373
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	50,000	52,912
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	50,000	51,371
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	35,000	37,443
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	17,937
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	35,000	38,246
Morgan Stanley Senior Notes 1.88% due 01/05/2018	60,000	60,089
Morgan Stanley Senior Notes 2.50% due 04/21/2021	30,000	29,674
Morgan Stanley Senior Notes 2.63% due 11/17/2021	15,000	14,819
Morgan Stanley Senior Notes 2.65% due 01/27/2020	15,000	15,071
Morgan Stanley Senior Notes 3.13% due 07/27/2026	110,000	105,091
Morgan Stanley Senior Notes 3.88% due 01/27/2026	10,000	10,101
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	39,596
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	20,500
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	36,000	36,891
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	10,000	10,717
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	109,521
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	105,753
		2,535,560
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021*	10,000	9,898
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046*	10,000	10,085
		19,983
Electric-Integrated — 0.8%
AES Corp. Senior Notes 4.88% due 05/15/2023	8,000	7,902
AES Corp. Senior Notes 5.50% due 03/15/2024	15,000	15,262
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	58,125
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	30,000	28,087
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	30,000	29,501
Duke Energy Corp.
Senior Notes
2.65% due 09/01/2026	15,000	14,000
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	50,000	44,489
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	4,940
Exelon Corp. Senior Notes 2.85% due 06/15/2020	70,000	70,747
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	50,000	51,690
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	20,000	19,937
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	60,000	77,789
Southern Co. Senior Notes 1.85% due 07/01/2019	35,000	34,892
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,871
Southern Co. Senior Notes 4.40% due 07/01/2046	15,000	14,837
		482,069
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	12,206

10

Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 4.10% due 05/19/2046	25,000	24,779
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021*	30,000	29,599
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	90,000	87,947
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	70,000	73,850
Finance-Consumer Loans — 0.4%
Navient Corp. Senior Notes 5.50% due 01/15/2019	10,000	10,375
Navient Corp. Senior Notes 6.63% due 07/26/2021	20,000	21,150
Navient Corp. Senior Notes 7.25% due 09/25/2023	55,000	56,513
Navient Corp. Senior Notes 8.45% due 06/15/2018	65,000	70,037
Synchrony Financial Senior Notes 2.60% due 01/15/2019	70,000	70,354
		228,429
Finance-Credit Card — 0.2%
Visa, Inc. Senior Notes 2.80% due 12/14/2022	40,000	40,224
Visa, Inc. Senior Notes 4.30% due 12/14/2045	60,000	63,331
		103,555
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	50,000	52,912
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(12)	19,000	1,092
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(6)(12)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(6)(12)	26,000	3
		54,009
Finance-Other Services — 0.3%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	45,406
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	10,000	9,934
National Rural Utilities Cooperative Finance Corp. Senior Notes 1.50% due 11/01/2019	140,000	138,826
		194,166
Financial Guarantee Insurance — 0.0%
Radian Group, Inc. Senior Notes 7.00% due 03/15/2021	10,000	11,125
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018	30,000	30,007
Kraft Heinz Foods Co.
Company Guar. Notes
2.80% due 07/02/2020	25,000	25,237
Kraft Heinz Foods Co.
Company Guar. Notes
4.38% due 06/01/2046	10,000	9,410
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	10,000	10,025
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	10,000	9,894
		84,573
Food-Retail — 0.1%
Kroger Co. Senior Notes 1.50% due 09/30/2019	20,000	19,696
Kroger Co. Senior Notes 2.65% due 10/15/2026	25,000	23,226
Kroger Co. Senior Notes 3.88% due 10/15/2046	5,000	4,552
		47,474
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	40,000	39,573
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	40,700
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	25,000	25,562

11

Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	10,000	9,591
		35,153
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	50,000	51,187
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Senior Sec. Notes 7.88% due 02/15/2021*	25,000	27,125
Hotels/Motels — 0.0%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024*	10,000	9,700
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,127
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	14,000	14,630
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026*	25,000	24,875
		42,632
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	25,000	25,170
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	10,000	9,988
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	67,552
Internet Content-Entertainment — 0.0%
Netflix, Inc. Company Guar. Notes 4.38% due 11/15/2026*	10,000	9,700
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	20,400
Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 11/06/2020	30,000	30,788
Medical Information Systems — 0.0%
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	15,000	15,225
Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	40,000	40,448
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	19,000	20,101
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	20,000	21,628
		82,177
Medical Products — 0.2%
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	110,000	110,027
Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	20,000	19,582
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	10,000	9,643
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	35,000	35,726
		64,951
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	25,000	23,786
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	5,000	5,038
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	75,000	74,682
		103,506
Medical-HMO — 0.5%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	20,000	19,700
Aetna, Inc. Senior Notes 4.25% due 06/15/2036	10,000	10,026
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	15,000	15,098
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	24,929
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	50,239

12

UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	35,000	34,895
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	65,000	66,970
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	56,938
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	11,016
		289,811
Medical-Hospitals — 0.3%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	25,000	23,188
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	50,000	51,375
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	10,000	10,775
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,625
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	10,000	10,940
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	25,000	25,312
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	75,000	78,562
		210,777
Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	30,065
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	10,000	10,350
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.55% due 11/14/2024	10,000	9,375
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	10,000	8,275
		17,650
Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 3.38% due 11/15/2026*	10,000	9,803
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	85,000	99,856
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	23,000	28,129
Viacom, Inc. Senior Notes 3.45% due 10/04/2026	5,000	4,621
		142,409
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	25,000	24,875
Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	75,000	74,182
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	50,000	49,892
		124,074
Oil Companies-Exploration & Production — 1.2%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	45,000	44,174
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	20,000	18,791
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	20,000	21,445
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	35,000	43,168
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	16,642
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	5,119
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	20,000	20,726
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	65,000	71,760
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	20,000	20,188
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	95,000	94,397

13

Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	10,000	12,688
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	25,000	26,162
Hess Corp. Senior Notes 4.30% due 04/01/2027	35,000	34,840
Hess Corp. Senior Notes 5.60% due 02/15/2041	25,000	25,278
Hess Corp. Senior Notes 5.80% due 04/01/2047	35,000	36,324
Hess Corp. Senior Notes 6.00% due 01/15/2040	25,000	25,790
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	75,000	88,485
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	20,000	20,027
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	40,000	38,250
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	10,000	10,375
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	70,000	74,169
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,850
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,250
		763,898
Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	10,225
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	55,000	52,691
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	15,000	14,948
		77,864
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	11,000	10,780
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	30,000	29,700
		40,480
Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	5,000	5,150
Pipelines — 1.4%
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019*	5,000	5,600
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	5,000	4,938
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,619
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	5,125
Energy Transfer Equity LP
Senior Sec. Notes
7.50% due 10/15/2020	86,000	95,890
Energy Transfer Partners LP
Senior Notes
3.60% due 02/01/2023	75,000	73,763
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	100,000	103,063
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	25,000	25,610
Kinder Morgan Energy Partners LP Company Guar. Notes 5.30% due 09/15/2020	15,000	16,112
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	5,000	5,534
Kinder Morgan Energy Partners LP Company Guar. Notes 6.85% due 02/15/2020	10,000	11,148
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	60,000	59,394
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	15,000	16,449
MPLX LP Company Guar. Notes 4.50% due 07/15/2023	15,000	15,234
MPLX LP Company Guar. Notes 4.88% due 12/01/2024	15,000	15,445
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	10,000	9,678

14

Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	50,000	47,267
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	50,000	50,276
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	25,000	25,361
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	5,000	5,500
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	30,000	30,232
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019	15,000	15,862
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	4,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	25,000	26,500
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	43,801
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	5,000	4,825
Williams Partners LP Senior Notes 3.60% due 03/15/2022	135,000	135,714
Williams Partners LP Senior Notes 4.00% due 11/15/2021	20,000	20,527
Williams Partners LP Senior Notes 5.25% due 03/15/2020	25,000	26,710
		909,302
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	90,000	91,975
CoreCivic, Inc. Company Guar. Notes 4.13% due 04/01/2020	10,000	9,975
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	5,000	5,074
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	25,000	24,538
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	15,000	15,222
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	41,000	44,083
		190,867
Real Estate Operations & Development — 0.2%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	102,904
Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	45,000	44,285
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	30,000	38,012
United Rentals North America, Inc. Sec. Notes 4.63% due 07/15/2023	15,000	15,300
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	20,400
		117,997
Retail-Auto Parts — 0.0%
AutoZone, Inc.
Senior Notes
1.63% due 04/21/2019	15,000	14,863
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	25,000	24,688
Retail-Building Products — 0.2%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	40,000	35,014
Lowe’s Cos., Inc. Senior Notes 2.50% due 04/15/2026	70,000	66,476
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	55,000	51,340
		152,830
Retail-Drug Store — 0.4%
CVS Health Corp. Senior Notes 2.13% due 06/01/2021	20,000	19,611

15

CVS Health Corp. Senior Notes 2.80% due 07/20/2020	110,000	111,607
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	9,284
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	65,000	72,439
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	12,593	14,100
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	20,967	23,951
Walgreens Boots Alliance, Inc. Senior Notes 2.60% due 06/01/2021	20,000	19,874
		270,866
Retail-Restaurants — 0.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	15,000	15,225
Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	45,000	44,758
Steel-Producers — 0.1%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	10,000	10,429
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,900
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	17,000	18,233
		44,562
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	20,000	20,450
Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 1.75% due 01/15/2018	50,000	50,031
AT&T, Inc. Senior Notes 2.40% due 03/15/2017	50,000	50,123
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	40,000	40,341
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	20,000	20,503
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	25,000	24,154
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	125,000	118,427
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	10,000	10,513
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	86,000	82,313
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	49,349
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	11,000	10,548
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	74,000	69,494
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	42,000	41,780
		567,576
Television — 0.2%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	15,000	15,256
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	75,000	76,969
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	10,000	10,581
		102,806
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	25,000	25,031
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	18,458
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	46,000	47,134
		90,623
Transport-Rail — 0.1%
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	40,000	38,492
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	25,000	25,193

16

FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	20,000	20,713
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	40,000	40,301
		86,207
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	130,000	139,504
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	10,000	10,525
Total U.S. Corporate Bonds & Notes (cost $13,516,071)		13,710,646
FOREIGN CORPORATE BONDS & NOTES — 3.2%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	10,000	10,813
Banks-Commercial — 0.3%
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	60,000	61,637
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	105,000	108,474
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	57,000	61,112
		231,223
Building Products-Wood — 0.1%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	35,000	36,225
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	25,000	24,050
Methanex Corp. Senior Notes 5.65% due 12/01/2044	15,000	13,159
		37,209
Diversified Banking Institutions — 0.4%
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	200,000	203,376
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	30,000	31,900
		235,276
Diversified Minerals — 0.0%
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	10,000	11,525
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	45,000	45,530
Electric-Integrated — 0.1%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021*	15,000	14,498
Fortis, Inc. Senior Notes 3.06% due 10/04/2026*	25,000	23,382
		37,880
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,300
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	6,000	6,480
		11,780
Medical-Drugs — 0.3%
Shire Acquisitions Investments Ireland DAC
Company Guar. Notes
2.40% due 09/23/2021	50,000	48,299
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	90,000	88,427
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	75,000	71,752
		208,478
Medical-Generic Drugs — 0.6%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	175,000	176,012
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	105,000	106,456
Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	25,000	25,181
Mylan NV Company Guar. Notes 3.15% due 06/15/2021*	35,000	34,348

17

Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	30,000	30,293
		372,290
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	20,000	20,596
Oil Companies-Exploration & Production — 0.1%
Encana Corp. Senior Notes 3.90% due 11/15/2021	25,000	25,179
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	5,340
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	5,000	4,625
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	5,000	4,525
		39,669
Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 2.11% due 09/16/2021	15,000	14,717
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	30,000	30,174
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	50,000	49,087
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	60,000	58,007
Cenovus Energy, Inc. Senior Notes 3.80% due 09/15/2023	10,000	9,760
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	35,000	33,338
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019*	40,000	41,436
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	13,000	10,819
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*	20,000	21,300
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027*	10,000	10,315
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*	44,000	41,571
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	45,000	44,963
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	45,000	45,584
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	10,000	10,467
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	40,000	38,153
		459,691
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	5,000	5,075
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	25,000	25,375
		30,450
Semiconductor Equipment — 0.0%
Sensata Technologies BV
Company Guar. Notes
5.00% due 10/01/2025*	25,000	24,500
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	50,000	54,750
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	125,000	125,669
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	37,654
Wireless Equipment — 0.0%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	25,000	26,375
Total Foreign Corporate Bonds & Notes (cost $2,057,775)		2,057,583
MUNICIPAL BONDS & NOTES — 1.1%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	90,000	112,655
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000	6,201

18

Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(12)	300,000	119,250
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(12)	90,000	35,775
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058(12)	25,000	9,937
State of California General Obligation Bonds 7.30% due 10/01/2039	5,000	7,076
State of California General Obligation Bonds 7.55% due 04/01/2039	55,000	81,381
State of California General Obligation Bonds 7.63% due 03/01/2040	105,000	155,350
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	5,000	4,419
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	65,000	67,258
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	90,000	99,242
Total Municipal Bonds & Notes (cost $710,284)		698,544
U.S. GOVERNMENT AGENCIES — 26.1%
Federal Home Loan Mtg. Corp. — 7.4%
2.49% due 02/01/2037 FRS	5,930	6,195
2.50% due 01/01/2028	15,048	15,097
2.50% due 04/01/2028	37,313	37,433
3.00% due 08/01/2027	54,145	55,635
3.00% due 10/01/2042	36,905	36,890
3.00% due 11/01/2042	18,538	18,531
3.00% due 08/01/2043	314,707	314,110
3.00% due 04/01/2046	200,000	198,807
3.00% due January TBA	1,100,000	1,092,272
3.50% due 03/01/2042	12,457	12,833
3.50% due 08/01/2042	76,491	78,750
3.50% due 09/01/2043	61,443	63,260
3.50% due January TBA	800,000	819,154
4.00% due 03/01/2023	9,999	10,256
4.00% due 09/01/2040	6,801	7,179
4.00% due 10/01/2043	82,152	86,505
4.00% due January TBA	1,300,000	1,365,432
4.50% due 01/01/2039	2,613	2,811
5.00% due 12/01/2020	5,280	5,578
5.00% due 05/01/2021	62,417	65,426
5.00% due 07/01/2021	17,936	18,456
5.00% due 05/01/2034	40,362	44,481
5.50% due 05/01/2037	8,771	9,729
5.50% due 06/01/2037	4,561	5,142
6.00% due 08/01/2036	7,253	8,194
6.50% due 05/01/2029	2,106	2,390
6.50% due 07/01/2035	2,489	2,893
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2013-K502, Class B
2.49% due 03/25/2045*(4)	100,000	100,180
Series 2014-K503, Class B
3.00% due 10/25/2047*(4)	80,000	80,038
Series 2012-K706, Class B
4.03% due 11/25/2044*(4)	70,000	72,082
Series 2010-K8, Class B
5.25% due 09/25/2043*(4)	90,000	96,716
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD
2.00% due 01/15/2041(2)(12)	9,105	9,059
Series 1577, Class PK
6.50% due 09/15/2023(2)	5,498	5,933
Series 1226, Class Z
7.75% due 03/15/2022(2)	572	602
		4,748,049
Federal National Mtg. Assoc. — 17.1%
2.50% due 04/01/2028	61,064	61,251
2.50% due 02/01/2043	81,181	77,649
2.50% due 03/01/2043	155,520	148,760
2.50% due January TBA	2,000,000	2,003,164
2.64% due 03/01/2027	38,725	37,750
2.66% due 03/01/2027	410,000	396,446
2.78% due 03/01/2027	78,000	76,731
2.83% due 05/01/2037 FRS	8,784	9,222
3.00% due 10/01/2027	25,515	26,242
3.00% due 12/01/2027	14,784	15,187
3.00% due 01/01/2028	32,807	33,695
3.00% due January TBA	1,800,000	1,847,109
3.08% due 10/01/2040 FRS	9,212	9,750
3.50% due 08/01/2026	25,623	26,729
3.50% due 10/01/2028	97,423	101,774
3.50% due January TBA	3,600,000	3,689,719
4.00% due 11/01/2025	8,534	9,014
4.00% due 09/01/2040	5,590	5,885
4.00% due 12/01/2040	100,619	106,190

19

4.00% due 11/01/2041		9,483	10,017
4.00% due 01/01/2042		29,120	30,628
4.00% due 12/01/2043		28,969	30,706
4.00% due January TBA		500,000	525,654
4.50% due 01/01/2039		7,619	8,194
4.50% due 09/01/2039		18,289	19,699
4.50% due 09/01/2040		34,185	36,770
4.50% due 05/01/2041		16,243	17,470
4.50% due January TBA		800,000	860,469
5.00% due 03/01/2018		4,492	4,597
5.00% due 06/01/2019		2,309	2,372
5.00% due 05/01/2035		375	410
5.00% due 07/01/2040		28,585	31,207
5.00% due January TBA		300,000	326,813
5.50% due 10/01/2021		8,456	8,999
5.50% due 06/01/2022		3,356	3,537
5.50% due 12/01/2029		5,692	6,322
5.50% due 05/01/2034		23,071	25,859
5.50% due 08/01/2037		29,949	33,517
5.50% due 06/01/2038		7,574	8,476
6.00% due 06/01/2017		423	426
6.00% due 06/01/2026		17,482	19,783
6.00% due 04/01/2027		94,776	107,222
6.00% due 12/01/2033		26,896	30,924
6.00% due 05/01/2034		17,637	20,179
6.50% due 06/01/2035		51,998	58,829
6.50% due 10/01/2037		3,547	4,013
7.00% due 06/01/2037		18,739	21,003
Fannie Mae Connecticut Avenue Securities FRS Series 2016-C07, Class 2M2 5.11% due 04/25/2029(2)		70,143	72,147
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(2)		12,869	12,782
			11,021,291
Government National Mtg. Assoc. — 1.5%
3.50% due January TBA		500,000	519,756
4.00% due 09/15/2040		23,975	25,466
4.00% due 11/15/2040		85,551	91,001
4.50% due 02/15/2039		8,080	8,747
4.50% due 08/15/2041		202,156	219,142
5.50% due 05/15/2036		10,665	11,911
6.00% due 09/15/2032		11,414	13,538
6.00% due 12/15/2033		43,224	50,062
7.00% due 07/15/2033		11,082	12,876
7.00% due 11/15/2033		11,993	14,115
8.00% due 11/15/2031		4,130	4,236
8.50% due 11/15/2017		18	18
9.00% due 11/15/2021		144	158
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(2)		153	171
Series 2005-74, Class HB
7.50% due 09/16/2035(2)		9,226	10,695
			981,892
Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018		25,000	25,215
Total U.S. Government Agencies (cost $16,724,812)			16,776,447
U.S. GOVERNMENT TREASURIES — 7.1%
United States Treasury Bonds — 0.6%
2.50% due 02/15/2045(10)		213,000	189,728
4.50% due 02/15/2036		141,000	178,409
			368,137
United States Treasury Notes — 6.5%
0.13% due 07/15/2024 TIPS(8)(9)		1,206,330	1,185,093
0.25% due 01/15/2025 TIPS(9)		1,132,799	1,114,089
1.25% due 10/31/2021		418,000	405,330
1.50% due 08/15/2026		654,000	601,501
1.63% due 05/15/2026		933,000	870,022
			4,176,035
Total U.S. Government Treasuries (cost $4,666,169)			4,544,172
FOREIGN GOVERNMENT OBLIGATIONS — 1.4%
Central Bank — 0.2%
Bank of Thailand Notes 1.49% due 02/23/2018	THB	4,150,000	115,623
Sovereign — 1.2%
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2017(9)	BRL	841,750	260,424
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2023	BRL	153,000	44,228
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		90,000	81,000
Republic of Argentina Senior Notes 2.26% due 12/31/2038(7)	EUR	125,318	73,411
Republic of Colombia Bonds 4.25% due 05/17/2017(9)	COP	193,961,040	65,459
Russian Federation FRS Bonds 11.70% due 01/29/2020	RUB	5,467,000	91,949

20

United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	1,668,200	76,356
United Mexican States Senior Notes 5.75% due 10/12/2049	70,000		64,575
			757,402
Total Foreign Government Obligations (cost $902,828)			873,025
Total Long-Term Investment Securities (cost $71,820,635)			73,638,995
SHORT-TERM INVESTMENT SECURITIES — 1.4%
Commercial Paper — 0.4%
KFW International Finance, Inc. 0.83% due 02/01/17*	250,000		250,000
Foreign Government Obligations — 1.0%
Government of Japan Bills (0.32)% due 01/11/2017	JPY	50,000,000	427,806
Goverment of Romania Bills 0.55% due 08/28/2017	RON	140,000	32,287
Government of Romania Bills 0.56% due 08/28/2017	RON	230,000	53,043
Government of Romania Bills 0.58% due 06/26/2017	RON	755,000	174,351
			687,487
Total Short-Term Investment Securities (cost $1,005,244)			937,487
REPURCHASE AGREEMENTS — 2.6%
Bank of America Securities LLC Joint Repurchase Agreement(14)	380,000		380,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	415,000		415,000
BNP Paribas SA Joint Repurchase Agreement(14)	240,000		240,000
Deutsche Bank AG Joint Repurchase Agreement(14)	580,000		580,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	65,000		65,000
Total Repurchase Agreements (cost $1,680,000)			1,680,000
TOTAL INVESTMENTS (cost $74,505,879) (15)	118.6%		76,256,482
Liabilities in excess of other assets	(18.6)		(11,949,128)
NET ASSETS	100.0%		$64,307,354

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2016, the aggregate value of these securities was $11,300,791 representing 17.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Collateralized Mortgage Obligation
(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as December 31, 2016.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(9)	Principal amount of security is adjusted for inflation.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2016, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

					Value	% of
	Acquistion		Acquistion		Per	Net
Description	Date	Shares	Cost	Value	Share	Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	10	$0	$5,349	534.93	0.01%

(12)	Illiquid security. At December 31, 2016, the aggregate value of these securities was $831,870 representing 1.3% of net assets.
(13)	Denominated in United States dollars unless otherwise indicated.
(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	See Note 4 for cost of investments on a tax basis.

21

BRL — Brazilian Real

CLO — Collateralized Loan Obligation

COP — Colombian Peso

DAC — Designated Activity Company

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

MXN — Mexican Peso

REMIC — Real Estate Mortgage Investment Conduit

RON — Romanian Leu

RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

THB — Thailand Baht

FRS — Floating Rate Security

VRS —Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2016	(Depreciation)
8	Long	Australia 10 Year Treasury Bonds	March 2017	$734,158	$737,483	$3,325
52	Short	U.S. Treasury 10 Year Notes	March 2017	6,494,388	6,462,625	31,763
10	Short	U.S. Treasury 10 Year Ultra Bonds	March 2017	1,346,178	1,340,625	5,553
57	Long	U.S. Treasury 5 Year Notes	March 2017	6,716,203	6,706,851	(9,352)
10	Long	U.S. Treasury Ultra Bonds	March 2017	1,614,588	1,602,500	(12,088)
						$19,201

22

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	215,000	USD	233,936	03/15/2017	$6,828	$—
	GBP	100,000	USD	123,908	01/31/2017	577	—
	USD	16,964	EUR	15,000	03/15/2017	—	(1,120)
						7,405	(1,120)
Barclays Bank PLC	EUR	403,000	USD	421,234	01/31/2017	—	(3,575)
	RUB	5,819,000	USD	88,381	03/15/2017	—	(4,968)
	TRY	52,000	USD	15,936	03/15/2017	1,417	—
	USD	39,518	TRY	138,000	03/15/2017	—	(987)
						1,417	(9,530)
BNP Paribas SA	RON	140,000	USD	35,692	08/28/2017	3,076	—
	TRY	58,000	USD	17,803	03/15/2017	1,609	—
						4,685	—
Citibank N.A.	JPY	50,000,000	USD	482,975	01/11/2017	54,944	—
	RON	755,000	USD	188,493	06/26/2017	12,733	—
	USD	49,950	EUR	45,000	03/15/2017	—	(2,416)
						67,677	(2,416)
Goldman Sachs International	BRL	150,000	USD	44,124	03/15/2017	—	(1,079)
	USD	38,990	TRY	139,000	03/15/2017	—	(180)
						—	(1,259)
HSBC Bank USA, Inc.	TRY	110,000	USD	33,558	03/15/2017	2,845	—

JPMorgan Chase Bank	MXN	1,651,000	USD	82,289	03/15/2017	3,382
	RON	230,000	USD	58,703	08/28/2017	5,120	—
	THB	4,162,000	USD	116,877	03/15/2017	692	—
	TRY	57,000	USD	17,094	03/15/2017	1,179	—
						10,373	—
Morgan Stanley and Co., Inc.	EUR	75,000	USD	80,144	03/15/2017	920	—

National Australia Bank Ltd.	EUR	5,000	USD	5,284	01/31/2017	13	—

Royal Bank of Canada	USD	28,830	MXN	600,000	03/15/2017	—	(155)

State Street Bank and Trust Co.	BRL	850,000	USD	246,241	03/15/2017	—	(9,912)
	COP	199,000,000	USD	65,387	03/15/2017	—	(99)
						—	(10,011)
UBS AG	USD	177,726	EUR	155,000	03/15/2017	—	(13,996)
Net Unrealized Appreciation (Depreciation)						$95,335	$(38,487)

BRL — Brazilian Real

COP — Columbian Peso

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

MXN — Mexican Peso

RON — Romanian Leu

RUB — Russian Ruble

THB — Thailand Baht

TRY — Turkish Lira

USD — United States Dollar

23

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	240	11/14/2026	1 Year USD- Federal Funds - H.15-OIS-COMPOUND	1.63%	$—	$2,993

Over the Counter Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
INR	6,110	09/12/2021	6.26%	6 Month INR-MIBOR-OIS-COMPOUND	$—	$115

INR — Indian Rupee

OIS — Overnight Index Swap

MIBOR — Mumbai Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$5,349	$5,349
Other Industries	20,330,972	—	—	20,330,972
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	2	2
Other Industries	—	1,277,183	—	1,277,183
Asset Backed Securities:
Diversified Financial Services	—	13,059,076	305,996	13,365,072
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	54,004	5	54,009
Other Industries	—	13,656,637	—	13,656,637
Foreign Corporate Bonds & Notes	—	2,057,583	—	2,057,583
Municipal Bond & Notes	—	698,544	—	698,544
U.S. Government Agencies	—	16,776,447	—	16,776,447
U.S. Government Treasuries	—	4,544,172	—	4,544,172
Foreign Government Obligations	—	873,025	—	873,025
Short-Term Investment Securities	—	937,487	—	937,487
Repurchase Agreements	—	1,680,000	—	1,680,000
Total Investments at Value	$20,330,972	$55,614,158	$311,352	$76,256,482

Other Financial Instruments:†
Futures Contracts	$40,641	$—	$—	$40,641
Forward Foreign Currency Contracts	—	95,335	—	95,335
Centrally Cleared Interest Rate Swap Contracts	—	2,993	—	2,993
Over the Counter Interest Rate Swap Contracts	—	115	—	115
Total Other Financial Instruments	$40,641	$98,443	$—	$139,084

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$21,440	$—	$—	$21,440
Forward Foreign Currency Contracts	—	38,487	—	38,487
Total Other Financial Instruments	$21,440	$38,487	$—	$59,927

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

24

SEASONS SERIES TRUST MULTI-MANAGED INCOME PORTFOLIO

Portfolio of Investments — December 31, 2016 — (unaudited)

Security Description	Shares/ Principal Amount(10)	Value (Note 1)
COMMON STOCKS — 16.3%
Aerospace/Defense — 0.4%
General Dynamics Corp.	562	$97,035
Northrop Grumman Corp.	295	68,611
Teledyne Technologies, Inc.†	492	60,516
		226,162
Airlines — 0.2%
United Continental Holdings, Inc.†	1,538	112,089
Apparel Manufacturers — 0.1%
Carter’s, Inc.	668	57,708
Applications Software — 1.0%
Microsoft Corp.	6,277	390,053
salesforce.com, Inc.†	1,708	116,929
		506,982
Athletic Footwear — 0.2%
NIKE, Inc., Class B	1,811	92,053
Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Automotive PLC	1,148	77,318
Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	3,109	128,899
Building Products-Cement — 0.2%
Vulcan Materials Co.	754	94,363
Cable/Satellite TV — 0.4%
Comcast Corp., Class A	2,841	196,171
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	1,375	79,076
Commercial Services — 0.5%
Aramark	2,689	96,051
CoStar Group, Inc.†	270	50,892
Nielsen Holdings PLC	1,267	53,151
ServiceMaster Global Holdings, Inc.†	1,342	50,553
		250,647
Commercial Services-Finance — 0.1%
Equifax, Inc.	249	29,439
S&P Global, Inc.	353	37,962
		67,401
Computer Aided Design — 0.1%
Cadence Design Systems, Inc.†	2,736	69,002
Computer Services — 0.1%
Amdocs, Ltd.	1,071	62,386
Computer Software — 0.1%
SS&C Technologies Holdings, Inc.	1,363	38,982
Computers — 0.4%
Apple, Inc.	1,894	219,363
Consulting Services — 0.1%
Verisk Analytics, Inc.†	690	56,007
Containers-Paper/Plastic — 0.1%
Sealed Air Corp.	1,730	78,438
Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	561	36,712
Estee Lauder Cos., Inc., Class A	1,030	78,785
		115,497
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	969	41,212
Distribution/Wholesale — 0.1%
Fastenal Co.	728	34,201
Diversified Manufacturing Operations — 0.3%
A.O. Smith Corp.	1,016	48,108
Illinois Tool Works, Inc.	696	85,232
		133,340
E-Commerce/Products — 0.5%
Amazon.com, Inc.†	364	272,953
E-Commerce/Services — 0.2%
Priceline Group, Inc.†	58	85,031
Electric Products-Misc. — 0.1%
AMETEK, Inc.	1,527	74,212
Electronic Components-Misc. — 0.1%
Flex, Ltd.†	3,181	45,711
Electronic Components-Semiconductors — 0.2%
Texas Instruments, Inc.	1,126	82,164
Electronic Connectors — 0.2%
Amphenol Corp., Class A	1,831	123,043
Electronic Forms — 0.3%
Adobe Systems, Inc.†	1,312	135,070
Electronic Measurement Instruments — 0.1%
National Instruments Corp.	1,513	46,631
Enterprise Software/Service — 0.3%
Tyler Technologies, Inc.†	452	64,532
Ultimate Software Group, Inc.†	368	67,105
		131,637
Entertainment Software — 0.2%
Activision Blizzard, Inc.	2,543	91,828
Finance-Consumer Loans — 0.1%
Synchrony Financial	1,559	56,545
Finance-Credit Card — 0.6%
MasterCard, Inc., Class A	1,281	132,263
Visa, Inc., Class A	2,081	162,360
		294,623
Finance-Investment Banker/Broker — 0.1%
TD Ameritrade Holding Corp.	1,774	77,346
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc.	994	56,081
Food-Confectionery — 0.2%
Hershey Co.	887	91,742
Food-Retail — 0.1%
Kroger Co.	2,047	70,642
Food-Wholesale/Distribution — 0.2%
Sysco Corp.	1,638	90,696
Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	1,966	53,475
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	733	105,420
Instruments-Controls — 0.1%
Sensata Technologies Holding NV†	1,954	76,108
Insurance-Property/Casualty — 0.1%
Progressive Corp.	900	31,950
Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	1,953	224,693

1

Machinery-General Industrial — 0.2%
Roper Technologies, Inc.	446		81,654
Medical Information Systems — 0.2%
athenahealth, Inc.†	810		85,188
Medical Instruments — 0.2%
Boston Scientific Corp.†	3,799		82,172
Medical-Biomedical/Gene — 0.9%
Alder Biopharmaceuticals, Inc.†	1,501		31,221
Amgen, Inc.	1,005		146,941
Biogen, Inc.†	288		81,671
Celgene Corp.†	1,073		124,200
Regeneron Pharmaceuticals, Inc.†	188		69,013
			453,046
Medical-Drugs — 1.2%
Allergan PLC†	608		127,686
Bristol-Myers Squibb Co.	2,301		134,471
Eli Lilly & Co.	1,877		138,053
Ironwood Pharmaceuticals, Inc.†	3,917		59,891
Mallinckrodt PLC†	1,289		64,218
Pfizer, Inc.	2,998		97,375
			621,694
Medical-HMO — 0.2%
Aetna, Inc.	880		109,129
Medical-Hospitals — 0.2%
Universal Health Services, Inc., Class B	869		92,444
Metal Processors & Fabrication — 0.1%
Rexnord Corp.†	2,540		49,759
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp.	511		35,632
Antero Resources Corp.†	501		11,849
			47,481
Oil-Field Services — 0.0%
Halliburton Co.	273		14,767
Pharmacy Services — 0.0%
Diplomat Pharmacy, Inc.†	1,857		23,398
Real Estate Investment Trusts — 0.4%
American Tower Corp.	1,337		141,294
Simon Property Group, Inc.	271		48,149
			189,443
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	371		37,486
Recreational Vehicles — 0.1%
Polaris Industries, Inc.	705		58,085
Retail-Apparel/Shoe — 0.1%
L Brands, Inc.	938		61,758
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	89		70,291
Retail-Building Products — 0.2%
Lowe’s Cos., Inc.	1,553		110,449
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	2,027		40,499
Retail-Discount — 0.3%
Costco Wholesale Corp.	682		109,195
Dollar Tree, Inc.†	864		66,684
			175,879
Retail-Gardening Products — 0.1%
Tractor Supply Co.	735		55,720
Retail-Restaurants — 0.3%
Dunkin’ Brands Group, Inc.	1,302		68,277
Starbucks Corp.	2,065		114,649
			182,926
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	1,383		51,448
Television — 0.0%
ION Media Networks, Inc.†(1)(12)(13)	4		2,140
Tobacco — 0.3%
Altria Group, Inc.	2,714		183,521
Toys — 0.1%
Mattel, Inc.	1,821		50,169
Transport-Rail — 0.2%
CSX Corp.	3,065		110,125
Web Portals/ISP — 0.9%
Alphabet, Inc., Class C†	595		459,233
Total Common Stocks (cost $7,787,042)			8,554,802
PREFERRED SECURITIES/CAPITAL SECURITIES — 2.5%
Banks-Commercial — 1.0%
Banco Bilbao Vizcaya Argentaria SA FRS
7.00% due 02/19/2019(2)	EUR	200,000	201,907
Banco Santander SA FRS 6.25% due 03/12/2019(2)	EUR	100,000	98,423
Bank of Ireland FRS 7.38% due 06/18/2020(2)	EUR	200,000	214,277
			514,607
Diversified Banking Institutions — 1.3%
Credit Agricole SA FRS 8.13% due 12/23/2025(2)	200,000		210,492
Credit Suisse Group AG FRS 6.25% due 12/18/2024(2)	275,000		267,630
Societe Generale SA FRS 8.25% due 11/29/2018(2)	225,000		234,014
			712,136
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(1)(12)	8,000		1
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II 9.70% due 04/01/2030	80,000		117,180

2

Total Preferred Securities/Capital Securities (cost $1,435,754)		1,343,924
ASSET BACKED SECURITIES — 26.6%
Diversified Financial Services — 26.6%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.93% due 01/25/2037(3)	75,468	69,145
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	7,000	7,044
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.33% due 07/27/2026*(4)	250,000	250,242
Ares XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.73% due 04/20/2023*(4)	137,809	137,290
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.16% due 10/25/2034(12)	4,259	4,043
Atrium XI FRS Series 11-A, Class B 3.03% due 10/23/2025*(4)	250,000	249,813
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.75% due 02/10/2051(5)	108,172	109,667
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(5)	235,000	237,819
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.07% due 02/25/2036(3)	180,646	165,161
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(5)	79,646	81,022
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.71% due 06/11/2040(5)	37,700	37,739
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	17,500	16,946
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 2.00% due 07/15/2025*(4)	250,000	249,766
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.36% due 04/27/2027*(4)	250,000	250,334
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class B 3.33% due 10/15/2026*(4)	250,000	249,812
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	40,000	40,038
Cent CLO, Ltd. FRS Series 2013-20A, Class A 2.36% due 01/25/2026*(4)	250,000	249,874
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 2.37% due 04/17/2026*(4)	250,000	249,787
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 2.41% due 05/24/2026*(4)	250,000	250,510
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(5)	120,000	125,143
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(5)	75,000	79,740
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.13% due 12/10/2049(5)	36,824	37,557
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.04% due 03/25/2036(3)	93,604	85,631
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	134,616	136,814
Commercial Mtg. Loan Trust VRS
Series 2008-LS1, Class A4B 6.10% due 12/10/2049(5)	86,024	87,696
Commercial Mtg. Trust
Series 2015-LC19, Class A4
3.18% due 02/10/2048(5)	110,000	110,771
Commercial Mtg. Trust
Series 2015-LC19, Class A4
Commercial Mtg. Trust
Series 2013-WWP, Class A2 3.42% due 03/10/2031*(5)	155,000	159,197
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(5)	155,059	159,513
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(5)	149,000	156,887
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(5)	75,000	79,583
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	63,352	56,266
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(3)	3,524	3,103
CPS Auto Receivables Trust Series 2012-D, Class A 1.48% due 03/16/2020*	10,923	10,922

3

CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.88% due 06/15/2057(5)(6)	1,238,422	62,178
Domino’s Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	39,576	40,366
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	39,266	39,308
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 2.23% due 04/18/2026*(4)	250,000	250,014
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 2.97% due 05/25/2035(3)	156,244	146,236
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	12,645	12,644
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	190,501
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	6,003
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	50,000	49,997
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	11,000	11,008
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 2.43% due 01/24/2027*(4)	250,000	249,894
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(5)	160,000	160,015
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(5)	40,000	46,003
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(5)	100,000	104,516
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(5)	145,000	151,476
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(5)	140,000	148,666
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.86% due 03/25/2037(12)	250,063	133,433
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.01% due 04/25/2036(3)	13,496	11,257
GSR Mtg. Loan Trust VRS Series 2005-AR2, Class 1A2 3.13% due 04/25/2035(3)	61,225	58,578
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.23% due 03/25/2047(3)	37,072	33,418
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.29% due 01/25/2036(3)	63,136	58,670
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	160,000	155,430
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.50% due 11/15/2019*	105,000	105,006
Impac CMB Trust FRS Series 2005-4, Class 1A1A 1.30% due 05/25/2035(3)	94,975	85,390
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A
3.91% due 05/05/2030*(5)	140,553	146,031

JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(5)	78,250	84,071
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.73% due 02/12/2049(5)	65,692	66,087
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(5)	89,756	91,406
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(5)	126,000	126,706
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(5)	64,000	66,779
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(5)	5,911	5,923
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(5)	58,254	58,656
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.11% due 04/15/2041(5)	45,399	47,066
LSTAR Securities Investment Trust FRS Series 2015-2, Class A 2.62% due 01/01/2020*(3)	79,849	79,679
LSTAR Securities Investment Trust FRS Series 2015-4, Class A1 2.62% due 04/01/2020*(3)	96,010	95,830

4

LSTAR Securities Investment Trust FRS Series 2016-5, Class A1 2.62% due 11/01/2021*(3)	97,823	96,737
LSTAR Securities Investment Trust FRS Series 2015-9, Class A1 2.77% due 10/01/2020*(3)	153,596	152,997
Madison Park Fund XI, Ltd. FRS Series 2013-11A, Class A1A 2.16 due 10/23/2025*(4)	250,000	250,306
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2 2.83% due 07/25/2026*(4)	250,000	250,111
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.69% due 02/25/2035(3)	25,281	25,272
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.03% due 12/25/2034(3)	44,778	44,626
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(5)	46,334	47,258
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.73% due 06/12/2050(5)	69,526	69,970
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.15% due 12/15/2047(5)(6)	355,203	19,734
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(5)	25,000	26,482
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(5)	105,000	108,829
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(5)	85,288	85,479
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(5)	57,486	58,332
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.28% due 01/11/2043(5)	55,898	57,913
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	46,113	39,666
MortgageIT Trust FRS Series 2005-4, Class A1 1.04% due 10/25/2035(3)	216,684	198,273
Mortgage Repurchase Agreement Financing Trust FRS Series 2016-5, Class A 1.87% due 06/10/2019*(1)(3)	153,000	153,000
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(3)	124,283	126,287
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(3)	112,467	116,319
Nomura Asset Acceptance Corp Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.90% due 06/25/2036(3)	147,755	110,436
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)	14,904	14,520
NRZ Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	115,000	113,636
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	110,000	109,548
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.46% due 02/15/2026*(4)	250,000	249,953
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.41% due 04/17/2027*(4)	215,000	215,190
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	170,000	173,314
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.86% due 02/25/2037(12)	50,538	30,495
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 2.43% due 04/17/2026*(4)	250,000	250,843
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.34% due 04/30/2027*(4)	250,000	250,313
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 2.39% due 04/15/2027*(4)	250,000	250,498
RFMSI Series Trust VRS Series 2005-SA3, Class 1A 3.27% due 08/25/2035(3)	136,738	100,802
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(3)	2,313	2,278
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.89% due 05/25/2037(12)	125,181	96,196
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 2.98% due 02/20/2047(3)	121,112	103,402
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	86,211	86,136
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 2.41% due 04/15/2027*(4)	250,000	250,513

5

Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.01% due 11/25/2036(12)	195,000	139,848
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	34,740	34,753
Springleaf Mtg. Loan Trust VRS Series 2013-2A, Class M1 3.52% due 12/25/2065*(3)	100,000	100,307
Thornburg Mtg. Securities Trust VRS Series 2005-1, Class A3 2.63% due 04/25/2045(3)	90,579	90,797
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 08/25/2055*(3)	110,334	109,446
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(3)	91,520	91,329
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.25% due 04/20/2027*(4)	250,000	249,875
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 2.36% due 04/18/2027*(4)	250,000	250,231
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 3.28% due 10/14/2026*(4)	250,000	249,802
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.10% due 11/25/2046(3)	132,189	118,679
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.18% due 09/15/2057(5)(6)	992,787	62,200
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	80,000	83,812
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.10% due 05/15/2048(5)	10,000	7,900
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 2.91% due 03/25/2035(3)	96,805	97,588
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.04% due 11/25/2034(3)	2,344	2,343
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.07% due 01/25/2035(3)	145,188	144,959
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 3.07% due 10/25/2036(3)	59,379	56,269
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.80% due 02/15/2044*(5)(6)	633,743	16,412
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	145,000	153,763
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(5)	130,000	138,145
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	60,000	64,002
Total Asset Backed Securities (cost $13,927,010)		13,971,240
U.S. CORPORATE BONDS & NOTES — 26.1%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	15,000	15,022
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	25,000	25,211
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	15,000	16,316
		56,549
Aerospace/Defense-Equipment — 0.0%
L-3 Communications Corp.
Company Guar. Notes
3.85% due 12/15/2026	5,000	4,970
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	15,000	14,663
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	50,000	51,812
		66,475
Applications Software — 0.3%
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	70,000	67,894
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	25,000	23,617
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	45,000	42,366
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	35,000	33,057
		166,934
Auto-Cars/Light Trucks — 0.9%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	35,000	35,367

6

Ford Motor Co. Senior Notes 7.45% due 07/16/2031	35,000	43,927
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	11,001
General Motors Co. Senior Notes 6.60% due 04/01/2036	50,000	57,150
General Motors Co. Senior Notes 6.75% due 04/01/2046	10,000	11,727
General Motors Financial Co., Inc. Company Guar. Notes 2.40% due 04/10/2018	75,000	75,080
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	100,000	101,826
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	115,000	117,181
		453,259
Banks-Commercial — 0.5%
Capital One NA Senior Notes 1.65% due 02/05/2018	250,000	249,514
Banks-Super Regional — 0.7%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	30,000	30,100
PNC Funding Corp. Sub. Notes 5.63% due 02/01/2017	75,000	75,227
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	28,627
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	25,000	23,810
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	60,000	57,423
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	110,000	112,983
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	50,000	56,652
		384,822
Batteries/Battery Systems — 0.1%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	35,000	35,175
Brewery — 1.5%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	65,000	65,093
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	15,000	15,093
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	250,000	254,433
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	145,000	147,203
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	80,000	84,149
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	100,000	108,087
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	25,000	24,605
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	50,000	44,970
Molson Coors Brewing Co.
Company Guar. Notes
4.20% due 07/15/2046	25,000	23,308
		766,941
Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	55,000	58,575
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	70,000	73,675
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	14,000	15,470
Building-Heavy Construction — 0.4%
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	100,000	100,759
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	120,000	120,443
		221,202
Building-Residential/Commercial — 0.2%
CalAtlantic Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	80,000	81,600

7

Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	30,000	30,375
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,413
		117,388
Cable/Satellite TV — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	55,000	56,925
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	25,000	25,506
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	55,000	57,477
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	85,000	89,584
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	160,000	184,973
Comcast Corp. Company Guar. Notes 1.63% due 01/15/2022	10,000	9,585
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	80,000	79,428
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	50,000	43,666
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	65,000	67,643
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	10,000	10,725
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	40,000	38,963
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	55,000	53,941
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,980
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	75,000	81,375
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	45,000	40,755
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	47,990
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	40,000	42,705
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	105,000	118,329
		1,053,550
Casino Hotels — 0.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.38% due 03/15/2022	40,000	41,000
Cellular Telecom — 0.2%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	20,000	21,700
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	25,000	27,562
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	50,000	51,500
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	25,000	25,563
		126,325
Commercial Services-Finance — 0.1%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	35,000	35,263
Computers — 0.2%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	45,000	39,719
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	9,582
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 3.48% due 06/01/2019*	25,000	25,520
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	20,000	20,695

8

Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	15,000	18,469
		113,985
Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	15,000	15,638
Containers-Paper/Plastic — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. V Company Guar. Notes 4.25% due 09/30/2026*	10,000	9,425
Graphic Packaging International, Inc. Company Guar. Notes 4.13% due 08/15/2024	5,000	4,775
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	30,000	30,638
		44,838
Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	35,000	36,313
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,500
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	10,000	10,625
		21,125
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,443
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	45,000	44,229
		53,672
Diversified Banking Institutions — 5.0%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	25,000	25,035
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	75,000	72,535
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	50,000	49,657
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	60,000	60,038
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	125,000	126,752
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	35,000	38,328
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	35,000	36,014
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	125,000	132,864
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,719
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	50,000	47,811
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	110,000	111,004
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	150,000	152,377
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	32,000	33,730
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	20,000	21,980
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	70,000	68,009
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	50,000	50,297
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	20,000	20,021
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	40,000	40,173
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	40,000	40,185
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	60,000	59,202
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	120,000	126,199
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	38,000	41,229
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	15,000	18,129

9

Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	68,176
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	35,000	41,712
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	56,000	69,151
JPMorgan Chase & Co. FRS Senior Notes 2.11% due 10/24/2023	30,000	30,599
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	35,000	34,352
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	85,000	84,219
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	75,000	73,379
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	15,169
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	55,000	56,509
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	55,000	58,839
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	17,937
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	110,000	114,744
Morgan Stanley Senior Notes 1.88% due 01/05/2018	40,000	40,060
Morgan Stanley Senior Notes 2.50% due 04/21/2021	25,000	24,728
Morgan Stanley Senior Notes 2.63% due 11/17/2021	40,000	39,519
Morgan Stanley Senior Notes 3.13% due 07/27/2026	91,000	86,939
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	39,596
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	51,251
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	52,000	53,287
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	10,000	10,717
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	109,521
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	105,753
		2,602,445
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021*	10,000	9,898
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046*	10,000	10,085
		19,983
Electric-Integrated — 0.9%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,963
AES Corp. Senior Notes 5.50% due 03/15/2024	5,000	5,087
AES Corp. Senior Notes 8.00% due 06/01/2020	60,000	69,750
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	30,000	28,087
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	30,000	29,501
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	15,000	14,000
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	50,000	44,489
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	4,940
Exelon Corp. Senior Notes 2.85% due 06/15/2020	70,000	70,747
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	50,000	51,690
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	20,000	19,937
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	60,000	77,789
Southern Co. Senior Notes 1.85% due 07/01/2019	35,000	34,892

10

Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	9,871
Southern Co. Senior Notes 4.40% due 07/01/2046	15,000	14,837
		478,580
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	12,206
Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 4.10% due 05/19/2046	25,000	24,779
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021*	30,000	29,599
Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	90,000	87,947
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	70,000	73,850
Finance-Consumer Loans — 0.4%
Navient Corp. Senior Notes 5.50% due 01/15/2019	25,000	25,938
Navient Corp. Senior Notes 6.63% due 07/26/2021	10,000	10,575
Navient Corp. Senior Notes 7.25% due 09/25/2023	45,000	46,237
Navient Corp. Senior Notes 8.45% due 06/15/2018	50,000	53,875
Synchrony Financial Senior Notes 2.60% due 01/15/2019	70,000	70,354
		206,979
Finance-Credit Card — 0.2%
Visa, Inc. Senior Notes 2.80% due 12/14/2022	40,000	40,224
Visa, Inc. Senior Notes 4.30% due 12/14/2045	60,000	63,331
		103,555
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	10,000	10,582
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(12)	10,000	575
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(12)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(12)	11,000	1
		11,159
Finance-Other Services — 0.4%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	45,406
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	10,000	9,934
National Rural Utilities Cooperative Finance Corp. Senior Notes 1.50% due 11/01/2019	145,000	143,784
		199,124
Financial Guarantee Insurance — 0.0%
Radian Group, Inc. Senior Notes 7.00% due 03/15/2021	10,000	11,125
Food-Misc./Diversified — 0.2%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018	25,000	25,005
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	30,000	30,285
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	10,000	9,410
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	10,000	10,025
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	15,000	14,841
		89,566
Food-Retail — 0.1%
Kroger Co. Senior Notes 1.50% due 09/30/2019	20,000	19,696
Kroger Co. Senior Notes 2.65% due 10/15/2026	25,000	23,226
Kroger Co. Senior Notes 3.88% due 10/15/2046	5,000	4,552
		47,474

11

Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	40,000	39,573
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	40,700
Service Corp. International Senior Notes 5.38% due 01/15/2022	10,000	10,400
		51,100
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	25,000	25,562
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	10,000	9,591
		35,153
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	50,000	51,188
Hospital Beds/Equipment — 0.1%
Kinetic Concepts, Inc./KCI USA, Inc. Senior Sec. Notes 7.88% due 02/15/2021*	25,000	27,125
Hotels/Motels — 0.0%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024*	10,000	9,700
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,085
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	10,000	10,450
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026*	25,000	24,875
		37,410
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,102
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	10,000	9,988
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	67,552
Internet Content-Entertainment — 0.0%
Netflix, Inc. Company Guar. Notes 4.38% due 11/15/2026*	10,000	9,700
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	20,400
Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 11/06/2020	30,000	30,788
Medical Information Systems — 0.0%
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	15,000	15,225
Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	40,000	40,448
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	24,000	25,390
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	20,000	21,628
		87,466
Medical Products — 0.2%
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	110,000	110,027
Medical-Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 4.63% due 05/15/2044	20,000	19,582
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	10,000	9,643
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	35,000	35,726
		64,951
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	25,000	23,786
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	6,000	6,046

12

EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	75,000	74,682
		104,514
Medical-HMO — 0.5%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	20,000	19,700
Aetna, Inc. Senior Notes 4.25% due 06/15/2036	10,000	10,026
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	50,238
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	10,656
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	35,000	34,895
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	65,000	66,970
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	56,938
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	15,000	16,524
		265,947
Medical-Hospitals — 0.4%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	30,000	27,825
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	30,000	30,825
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,388
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,625
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	40,000	43,760
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	25,000	25,312
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	75,000	78,562
		222,297
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	30,065
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	10,000	10,350
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 4.55% due 11/14/2024	10,000	9,375
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	10,000	8,275
		17,650
Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 3.38% due 11/15/2026*	10,000	9,803
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	85,000	99,856
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	36,000	44,028
Viacom, Inc. Senior Notes 3.45% due 10/04/2026	5,000	4,621
		158,308
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	25,000	24,875
Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	75,000	74,182
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	50,000	49,892
		124,074
Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	55,000	53,990
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	15,000	14,093
Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	20,000	21,445
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	35,000	43,168

13

Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	16,642
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	5,119
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	20,000	20,726
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	60,000	66,240
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	20,000	20,188
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	95,000	94,397
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	10,000	12,688
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	25,000	26,162
Hess Corp. Senior Notes 4.30% due 04/01/2027	40,000	39,817
Hess Corp. Senior Notes 5.60% due 02/15/2041	25,000	25,278
Hess Corp. Senior Notes 5.80% due 04/01/2047	30,000	31,135
Hess Corp. Senior Notes 6.00% due 01/15/2040	25,000	25,790
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	75,000	88,485
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	20,000	20,027
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	40,000	38,250
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022	10,000	10,375
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	70,000	74,169
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,850
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,250
		763,284
Oil Refining & Marketing — 0.2%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	10,225
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	55,000	52,691
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	15,000	14,948
		77,864
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,920
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	35,000	34,650
		38,570
Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	5,000	5,150
Pipelines — 1.8%
DCP Midstream LLC Senior Notes 9.75% due 03/15/2019*	5,000	5,600
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	5,000	4,938
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,619
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	5,125
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	86,000	95,890
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	25,000	24,588
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	125,000	128,828
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	25,000	25,610
Kinder Morgan Energy Partners LP Company Guar. Notes 5.30% due 09/15/2020	15,000	16,112
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	5,000	5,534

14

Kinder Morgan Energy Partners LP Company Guar. Notes 6.85% due 02/15/2020	10,000	11,148
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	60,000	59,394
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	15,000	16,449
MPLX LP Company Guar. Notes 4.50% due 07/15/2023	5,000	5,078
MPLX LP Company Guar. Notes 4.88% due 12/01/2024	20,000	20,594
MPLX LP Company Guar. Notes 4.88% due 06/01/2025	10,000	10,281
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	10,000	9,678
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	50,000	47,267
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	50,000	50,276
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	25,000	25,361
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	35,000	35,515
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	10,000	11,001
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	30,000	30,232
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.50% due 10/15/2019	15,000	15,862
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	4,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.25% due 10/15/2022	25,000	26,500
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	43,801
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	5,000	4,825
Williams Partners LP Senior Notes 3.60% due 03/15/2022	130,000	130,688
Williams Partners LP Senior Notes 4.00% due 11/15/2021	20,000	20,527
Williams Partners LP Senior Notes 5.25% due 03/15/2020	25,000	26,710
		927,156
Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	85,000	86,866
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	10,000	9,975
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	10,000	10,147
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	25,000	24,538
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	15,000	15,222
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	50,000	53,760
		200,508
Real Estate Operations & Development — 0.2%
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	102,904
Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	45,000	44,285
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	30,000	38,012
United Rentals North America, Inc. Sec. Notes 4.63% due 07/15/2023	15,000	15,300
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	20,400
		117,997

15

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	15,000	14,863
Retail-Automobile — 0.1%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022	30,000	29,625
Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	40,000	35,014
Lowe’s Cos., Inc. Senior Notes 2.50% due 04/15/2026	70,000	66,476
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	55,000	51,340
		152,830
Retail-Drug Store — 0.5%
CVS Health Corp. Senior Notes 2.13% due 06/01/2021	15,000	14,708
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	100,000	101,461
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	23,000	23,727
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	65,000	72,439
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	8,395	9,400
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	12,231	13,971
Walgreens Boots Alliance, Inc. Senior Notes 2.60% due 06/01/2021	20,000	19,874
		255,580
Retail-Restaurants — 0.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	15,000	15,225
Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	45,000	44,758
Steel-Producers — 0.1%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	10,000	10,429
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,900
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	17,000	18,233
		44,562
Telecommunication Equipment — 0.0%
CommScope, Inc. Senior Sec. Notes 4.38% due 06/15/2020*	20,000	20,450
Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 1.75% due 01/15/2018	50,000	50,030
AT&T, Inc. Senior Notes 2.40% due 03/15/2017	75,000	75,184
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	40,000	40,341
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	3,000	2,673
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	30,000	28,985
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	125,000	118,427
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	10,000	10,513
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	69,000	66,042
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	59,219
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	11,000	10,548
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	71,000	66,677
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	52,000	51,728
		580,367
Television — 0.2%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	15,000	15,256
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	85,000	87,231
		102,487

16

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	25,000	25,031
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	18,458
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	49,000	50,208
		93,697
Transport-Rail — 0.1%
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	40,000	38,492
Transport-Services — 0.2%
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	25,000	25,193
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	20,000	20,713
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	45,000	45,339
		91,245
Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	130,000	139,504
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 5.25% due 07/15/2022*	10,000	10,525
Total U.S. Corporate Bonds & Notes (cost $13,535,777)		13,719,200
FOREIGN CORPORATE BONDS & NOTES — 4.3%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	10,000	10,813
Banks-Commercial — 0.8%
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	60,000	61,637
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	120,000	123,971
BPCE SA Sub. Notes 5.15% due 07/21/2024*	200,000	203,321
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	51,000	54,679
		443,608
Building Products-Wood — 0.1%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	35,000	36,225
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	25,000	24,050
Methanex Corp. Senior Notes 5.65% due 12/01/2044	15,000	13,159
		37,209
Diversified Banking Institutions — 0.4%
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	200,000	203,376
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	30,000	31,900
		235,276
Diversified Minerals — 0.0%
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	10,000	11,525
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	45,000	45,530
Electric-Integrated — 0.1%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021*	15,000	14,498
Fortis, Inc. Senior Notes 3.06% due 10/04/2026*	25,000	23,382
		37,880
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,300
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,240
		8,540
Medical-Drugs — 0.4%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000	48,299

17

Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	90,000	88,427
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	75,000	71,752
		208,478
Medical-Generic Drugs — 0.7%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	165,000	165,954
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	115,000	116,594
Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	25,000	25,181
Mylan NV Company Guar. Notes 3.15% due 06/15/2021*	35,000	34,349
Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	30,000	30,293
		372,371
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	20,000	20,596
Oil Companies-Exploration & Production — 0.1%
Encana Corp. Senior Notes 3.90% due 11/15/2021	25,000	25,179
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	5,340
		30,519
Oil Companies-Integrated — 0.9%
BP Capital Markets PLC Company Guar. Notes 2.11% due 09/16/2021	15,000	14,717
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	30,000	30,174
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	50,000	49,087
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	60,000	58,007
Cenovus Energy, Inc. Senior Notes 3.80% due 09/15/2023	10,000	9,760
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	35,000	33,338
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019*	40,000	41,436
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	10,000	8,322
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*	20,000	21,300
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027*	10,000	10,315
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*	49,000	46,295
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	45,000	44,963
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	45,000	45,584
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	10,000	10,467
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	40,000	38,153
		461,918
Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	5,000	5,075
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	25,000	25,375
		30,450
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	25,000	24,500
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	50,000	54,750
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	125,000	125,669
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	37,654

18

Wireless Equipment — 0.1%
Nokia Oyj Senior Notes 6.63% due 05/15/2039	30,000	31,650
Total Foreign Corporate Bonds & Notes (cost $2,267,221)		2,265,161
MUNICIPAL BONDS & NOTES — 1.3%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	90,000	112,655
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000	6,201
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(12)	250,000	99,375
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(12)	110,000	43,725
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058(12)	25,000	9,938
State of California General Obligation Bonds 7.30% due 10/01/2039	5,000	7,076
State of California General Obligation Bonds 7.35% due 11/01/2039	5,000	7,099
State of California General Obligation Bonds 7.55% due 04/01/2039	110,000	162,762
State of California General Obligation Bonds 7.60% due 11/01/2040	5,000	7,531
State of California General Obligation Bonds 7.63% due 03/01/2040	35,000	51,783
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	5,000	4,419
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	75,000	77,606
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	105,000	115,782
Total Municipal Bonds & Notes (cost $697,432)		705,952
U.S. GOVERNMENT AGENCIES — 28.3%
Federal Home Loan Mtg. Corp. — 8.6%
2.49% due 02/01/2037 FRS	2,817	2,943
2.50% due 01/01/2028	8,599	8,627
2.50% due 04/01/2028	18,657	18,717
3.00% due 08/01/2027	9,719	9,980
3.00% due 10/01/2042	20,642	20,633
3.00% due 11/01/2042	7,843	7,840
3.00% due 02/01/2043	34,896	34,881
3.00% due 08/01/2043	73,361	73,270
3.00% due 04/01/2045	433,800	431,216
3.00% due January TBA	1,100,000	1,092,272
3.50% due 02/01/2042	9,781	10,068
3.50% due 03/01/2042	4,983	5,133
3.50% due 09/01/2043	34,135	35,145
3.50% due January TBA	1,000,000	1,023,943
4.00% due 03/01/2023	4,999	5,128
4.00% due 10/01/2043	15,798	16,636
4.00% due January TBA	1,200,000	1,260,398
4.50% due 01/01/2039	1,184	1,273
5.00% due 12/01/2020	1,749	1,856
5.00% due 07/01/2021	8,085	8,557
5.00% due 05/01/2034	13,570	14,963
5.50% due 07/01/2034	7,132	8,017
5.50% due 07/01/2035	8,418	9,438
5.50% due 04/01/2037	3,356	3,748
5.50% due 05/01/2037	3,083	3,420
5.50% due 08/01/2037	16,605	18,741
6.00% due 08/01/2036	2,418	2,731
6.50% due 05/01/2029	2,815	3,194
6.50% due 11/01/2034	4,123	4,657
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2013-K502, Class B
2.49% due 03/25/2045*(5)	100,000	100,180
Series 2014-K503, Class B
3.00% due 10/25/2047*(5)	90,000	90,043
Series 2012-K706, Class B
4.03% due 11/25/2044*(5)	75,000	77,231
Series 2010-K8, Class B
5.25% due 09/25/2043*(5)	100,000	107,462
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD
2.00% due 01/15/2041(3)(12)	1,256	1,250
Series 1577, Class PK
6.50% due 09/15/2023(3)	8,797	9,492
Series 1226, Class Z
7.75% due 03/15/2022(3)	801	843
		4,523,926

19

Federal National Mtg. Assoc. — 16.8%
2.50% due 02/01/2043	162,362	155,298
2.50% due 03/01/2043	158,145	151,269
2.50% due January TBA	1,400,000	1,402,215
2.64% due 03/01/2027	38,725	37,750
2.66% due 03/01/2027	210,000	203,057
2.78% due 03/01/2027	76,000	74,763
2.83% due 05/01/2037 FRS	4,312	4,527
2.97% due 06/01/2027	135,000	134,899
3.00% due 01/01/2028	12,303	12,636
3.00% due January TBA	1,525,000	1,564,912
3.08% due 10/01/2040 FRS	4,387	4,643
3.50% due 08/01/2026	1,845	1,924
3.50% due 10/01/2028	27,974	29,183
3.50% due January TBA	2,000,000	2,049,844
4.00% due 11/01/2040	70,679	74,580
4.00% due 11/01/2041	3,726	3,935
4.00% due 10/01/2043	68,229	71,775
4.00% due 11/01/2043	8,823	9,281
4.00% due 12/01/2043	43,100	45,684
4.00% due January TBA	700,000	735,916
4.50% due 01/01/2039	3,047	3,278
4.50% due 06/01/2039	36,992	39,787
4.50% due 05/01/2041	8,485	9,126
4.50% due January TBA	800,000	860,469
5.00% due 03/01/2018	1,677	1,716
5.00% due 06/01/2019	1,154	1,186
5.00% due 07/01/2040	28,422	30,999
5.50% due 06/01/2020	54,698	57,124
5.50% due 07/01/2020	8,818	9,107
5.50% due 03/01/2021	20,403	21,566
5.50% due 04/01/2021	16,430	17,235
5.50% due 06/01/2021	53,762	56,764
5.50% due 10/01/2021	30,050	31,823
5.50% due 12/01/2021	57,609	60,269
5.50% due 06/01/2022	62,613	66,278
5.50% due 12/01/2029	1,836	2,039
5.50% due 05/01/2034	4,580	5,133
5.50% due 08/01/2037	9,983	11,172
5.50% due 06/01/2038	909	1,017
5.50% due January TBA	200,000	222,328
6.00% due 06/01/2017	212	213
6.00% due 06/01/2026	17,483	19,784
6.00% due 03/01/2027	22,565	25,528
6.00% due 12/01/2033	2,388	2,746
6.00% due 05/01/2034	10,030	11,476
6.00% due 08/01/2034	803	915
6.00% due 06/01/2040	5,360	6,078
6.00% due January TBA	300,000	339,703
6.50% due 11/01/2035	7,330	8,293
6.50% due 10/01/2037	2,016	2,281
7.00% due 06/01/2037	18,739	21,003
Fannie Mae Connecticut Avenue Securities FRS Series 2016-C07, Class 2M2 5.11% due 04/25/2029(3)	70,142	72,146
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(3)	8,875	8,815
		8,795,488
Government National Mtg. Assoc. — 2.9%
3.50% due January TBA	500,000	519,756
4.00% due 10/15/2040	22,037	23,728
4.00% due 02/15/2041	19,028	20,285
4.00% due 09/15/2041	18,217	19,377
4.00% due 10/15/2041	11,903	12,679
4.50% due 06/15/2041	221,838	240,134
5.00% due 01/15/2033	2,472	2,733
5.00% due 01/15/2040	53,137	59,340
5.00% due January TBA	300,000	327,656
5.50% due 04/15/2036	86,188	96,659
6.00% due 02/15/2033	17,459	19,792
6.50% due 07/15/2028	88,814	101,450
6.50% due 08/15/2028	5,068	5,788
6.50% due 09/15/2028	12,741	14,557
6.50% due 11/15/2028	18,007	20,568
7.00% due 01/15/2033	7,319	8,665
7.00% due 05/15/2033	10,397	12,265
7.00% due 11/15/2033	4,689	5,519
8.00% due 02/15/2030	1,844	2,068
8.50% due 11/15/2017	18	18
9.00% due 11/15/2021	162	178
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(3)	328	366
Series 2005-74, Class HB
7.50% due 09/16/2035(3)	3,383	3,922
Series 2005-74, Class HC
7.50% due 09/16/2035(3)	2,211	2,546
		1,520,049
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	12,000	12,103
Total U.S. Government Agencies (cost $14,782,915)		14,851,566
U.S. GOVERNMENT TREASURIES — 7.0%
United States Treasury Bonds — 1.2%
2.50% due 02/15/2045(11)	150,000	133,611
3.00% due 05/15/2045(7)	370,000	364,999
3.00% due 11/15/2045	97,000	95,674
		594,284
United States Treasury Notes — 5.8%
0.13% due 07/15/2024 TIPS(8)	1,008,838	991,078

20

0.25% due 01/15/2025 TIPS(8)	1,312,414		1,290,737
1.25% due 10/31/2021	422,000		409,208
1.50% due 08/15/2026	403,000		370,650
			3,061,673
Total U.S. Government Treasuries (cost $3,710,046)			3,655,957
FOREIGN GOVERNMENT OBLIGATIONS — 1.7%
Central Bank — 0.2%
Bank of Thailand Notes 1.49% due 02/23/2018	THB	4,120,000	114,787
Sovereign — 1.5%
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2017(8)	BRL	832,890	257,683
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2023	BRL	154,000	44,517
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		90,000	81,000
Republic of Argentina Senior Notes 2.26% due 12/31/2038(9)	EUR	125,316	73,410
Republic of Colombia Bonds 4.25% due 05/17/2017(8)	COP	193,961,040	65,459
Russian Federation FRS Bonds 11.70% due 01/29/2020	RUB	5,504,000	92,571
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	1,680,800	76,933
United Mexican States Senior Notes 5.75% due 10/12/2110	70,000		64,575
			756,148
Total Foreign Government Obligations (cost $900,701)			870,935
Total Long-Term Investment Securities (cost $59,043,898)			59,938,737
SHORT-TERM INVESTMENT SECURITIES — 1.8%
Foreign Government Obligations — 1.3%
Government of Japan
Bills
(0.32)% due 01/11/2017	JPY	50,000,000	427,806
Government of Romania
Bills
0.55% due 08/28/2017	RON	140,000	32,287
Government of Romania
Bills
0.56% due 08/28/2017	RON	230,000	53,042
Government of Romania
Bills
0.57% due 06/26/2017	RON	750,000	173,197
			686,332
Commercial Paper — 0.5%
KFW International Finance, Inc.
0.83% due 02/01/2017*	250,000		250,000
Total Short-Term Investment Securities (cost $1,004,003)			936,332

REPURCHASE AGREEMENTS — 5.4%
Bank of America Securities LLC
Joint Repurchase Agreement(14)	635,000		635,000
Barclays Capital, Inc.
Joint Repurchase Agreement(14)	695,000		695,000
BNP Paribas SA
Joint Repurchase Agreement(14)	405,000		405,000
Deutsche Bank AG
Joint Repurchase Agreement(14)	975,000		975,000
RBS Securities, Inc.
Joint Repurchase Agreement(14)	115,000		115,000
Total Repurchase Agreements (cost $2,825,000)			2,825,000
TOTAL INVESTMENTS (cost $62,872,901)(15)	121.3%		63,700,069
Liabilities in excess of other assets	(21.3)		(11,188,886)
NET ASSETS	100.0%		$52,511,183

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2016, the aggregate value of these securities was $11,532,732 representing 22.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)	Collateralized Loan Obligation
(5)	Commercial Mortgage Backed Security
(6)	Interest Only
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(8)	Principal amount of security is adjusted for inflation.
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2016.
(10)	Denominated in United States dollars unless otherwise indicated.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(12)	Illiquid security. At December 31, 2016, the aggregate value of these securities was $561,021 representing 1.1% of net assets.

21

(13)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2016, the Multi-Managed Income Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$2,140	$535.00	0.00%

(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	See Note 4 for cost of investments on a tax basis.
BRL	— Brazilian Real
CLO	— Collateralized Loan Obligation
COP	— Colombian Peso
DAC	— Designated Activity Company
EUR	— Euro Currency
JPY	— Japanese Yen
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
RON	— Romanian Leu
RUB	— Russian Ruble
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

THB	— Thailand Baht
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

22

Futures Contracts
Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2016	(Depreciation)

5	Long	Australian 10-Year Treasury Bonds	March 2017	$458,849	$460,927	$2,078
84	Long	U.S. Treasury 5 Year Notes	March 2017	9,897,562	9,883,781	(13,781)
4	Long	U.S. Treasury Long Bonds	March 2017	596,728	602,625	5,897
66	Short	U.S. Treasury 10 Year Notes	March 2017	8,242,877	8,202,563	40,314
7	Long	U.S. Treasury Ultra Bonds	March 2017	1,130,212	1,121,750	(8,462)
						$26,046

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation

Bank of America, N.A.	EUR	120,000	USD	129,009	03/15/2017	$2,250	$—
	USD	2,478	GBP	2,000	01/31/2017	—	(12)
	USD	22,487	EUR	20,000	03/15/2017	—	(1,360)
						2,250	(1,372)
Barclays Bank PLC	EUR	481,000	USD	502,763	01/31/2017	—	(4,267)
	RUB	5,859,000	USD	88,988	03/15/2017	—	(5,002)
	TRY	57,000	USD	17,468	03/15/2017	1,553	—
	USD	39,518	TRY	138,000	03/15/2017	—	(987)
						1,553	(10,256)
BNP Paribas SA	RON	140,000	USD	35,692	08/28/2017	3,076	—
	TRY	58,000	USD	17,803	03/15/2017	1,609	—
						4,685	—
Citibank N.A.	JPY	50,000,000	USD	482,975	01/11/2017	54,944	—
	RON	750,000	USD	187,245	06/26/2017	12,648	—
	USD	49,950	EUR	45,000	03/15/2017	—	(2,416)
						67,592	(2,416)
Goldman Sachs International	BRL	151,000	USD	44,418	03/15/2017	—	(1,087)
	USD	38,990	TRY	139,000	03/15/2017	—	(180)
						—	(1,267)
HSBC Bank USA	TRY	105,000	USD	32,024	03/15/2017	2,707	—

JPMorgan Chase Bank	MXN	1,664,000	USD	82,937	03/15/2017	3,409	—
	RON	230,000	USD	58,703	08/28/2017	5,120	—
	THB	4,140,000	USD	116,259	03/15/2017	688	—
	TRY	57,000	USD	17,094	03/15/2017	1,179	—
						10,396	—
Morgan Stanley and Co., Inc.	EUR	75,000	USD	80,144	03/15/2017	921	—

National Australia Bank Limited	EUR	10,000	USD	10,567	01/31/2017	27	—

Royal Bank of Canada	USD	28,830	MXN	600,000	03/15/2017	—	(155)

State Street Bank and Trust Co.	BRL	838,000	USD	242,765	03/15/2017	—	(9,772)
	COP	198,500,000	USD	65,223	03/15/2017	—	(98)
						—	(9,870)
UBS AG	USD	63,064	EUR	55,000	03/15/2017	—	(4,967)

Net Unrealized Appreciation (Depreciation)						$90,131	$(30,303)

BRL — Brazilian Real

COP — Colombian Peso

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

MXN — Mexican Peso

RON — Romanian Leu

RUB — Russian Ruble

THB — Thailand Baht

TRY — Turkish Lira

USD — United States Dollar

23

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	355	09/29/2026	1 Year USD- Federal Funds - H.15-OIS-COMPOUND	1.00%	$10,489	$16,266

Over the Counter Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
INR	6,145	09/12/2021	6.26%	6 Month INR-MIBOR-OIS-COMPOUND	$—	$116

INR — Indian Rupee

OIS — Overnight Index Swap

MIBOR — Mumbai Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$2,140	$2,140
Other Industries	8,552,662	—	—	8,552,662
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	1,343,923	—	1,343,923
Asset Backed Securities:
Diversified Financial Services	—	13,665,243	305,997	13,971,240
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	11,157	2	11,159
Other Industries	—	13,708,041	—	13,708,041
Foreign Corporate Bonds & Notes	—	2,265,161	—	2,265,161
Municipal Bond & Notes	—	705,952	—	705,952
U.S. Government Agencies	—	14,851,566	—	14,851,566
U.S. Government Treasuries	—	3,655,957	—	3,655,957
Foreign Government Obligations	—	870,935	—	870,935
Short-Term Investment Securities	—	936,332	—	936,332
Repurchase Agreements	—	2,825,000	—	2,825,000
Total Investments at Value	$8,552,662	$54,839,267	$308,140	$63,700,069

Other Financial Instruments:†
Futures Contracts	$48,289	$—	$—	$48,289
Forward Foreign Currency Contracts	—	90,131	—	90,131
Centrally Cleared Interest Rate Swap Contracts	—	16,266	—	16,266
Over the Counter Interest Rate Swap Contracts	—	116	—	116
Total Other Financial Instruments	$48,289	$106,513	$—	$154,802

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$22,243	$—	$—	$22,243
Forward Foreign Currency Contracts	—	30,303	—	30,303
Total Other Financial Instruments	$22,243	$30,303	$—	$52,546

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

24

SEASONS SERIES TRUST ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2016 — (unaudited)

Security Description	Shares/ Principal Amount(18)	Value (Note 1)
COMMON STOCKS — 72.6%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	11,500	$269,215
WPP PLC	8,073	180,677
		449,892
Advertising Sales — 0.0%
Stroeer SE & Co. KGaA	306	13,434
Advertising Services — 0.0%
Hakuhodo DY Holdings, Inc.	900	11,089
Aerospace/Defense — 1.2%
BAE Systems PLC	3,576	26,067
Korea Aerospace Industries, Ltd.	810	44,933
Northrop Grumman Corp.	2,800	651,224
Raytheon Co.	4,540	644,680
Thales SA	631	61,195
		1,428,099
Aerospace/Defense-Equipment — 0.6%
Airbus Group SE	224	14,817
L3 Technologies, Inc.	4,800	730,128
		744,945
Agricultural Chemicals — 0.1%
Monsanto Co.	83	8,733
Syngenta AG	24	9,486
Yara International ASA	1,963	77,289
		95,508
Airlines — 0.7%
Aeroflot PJSC†	10,720	26,791
Air Canada†	800	8,145
ANA Holdings, Inc.	18,000	48,483
Asia Aviation PCL NVDR	250,500	42,321
Delta Air Lines, Inc.	12,100	595,199
easyJet PLC	617	7,642
Japan Airlines Co., Ltd.	600	17,531
Qantas Airways, Ltd.	14,865	35,722
		781,834
Airport Development/Maintenance — 0.0%
Aena SA*	19	2,593
Apparel Manufacturers — 0.3%
Carter’s, Inc.	3,500	302,365
Christian Dior SE	308	64,600
		366,965
Appliances — 0.1%
Coway Co., Ltd.	796	58,194
Electrolux AB, Series B	1,637	40,662
		98,856
Applications Software — 2.0%
Intuit, Inc.	1,300	148,993
Microsoft Corp.	34,272	2,129,662
Nuance Communications, Inc.†	6,700	99,830
ServiceNow, Inc.†	140	10,408
		2,388,893
Athletic Equipment — 0.0%
Vista Outdoor, Inc.†	800	29,520
Athletic Footwear — 0.0%
adidas AG	85	13,435
Yue Yuen Industrial Holdings, Ltd.	8,000	29,041
		42,476
Auction Houses/Art Dealers — 0.2%
KAR Auction Services, Inc.	4,600	196,052
Audio/Video Products — 0.0%
Panasonic Corp.	1,600	16,284
Sony Corp.	700	19,615
		35,899
Auto-Cars/Light Trucks — 0.3%
Fiat Chrysler Automobiles NV†	6,136	55,968
Fuji Heavy Industries, Ltd.	1,300	53,079
Kia Motors Corp.	969	31,490
Mazda Motor Corp.	3,000	49,078
Nissan Motor Co., Ltd.	1,400	14,081
Peugeot SA†	2,676	43,648
Renault SA	946	84,155
Suzuki Motor Corp.	200	7,040
		338,539
Auto-Heavy Duty Trucks — 0.0%
Hino Motors, Ltd.	1,500	15,273
Auto/Truck Parts & Equipment-Original — 0.9%
Allison Transmission Holdings, Inc.	12,200	411,018
JTEKT Corp.	600	9,600
Lear Corp.	2,200	291,214
Mobileye NV†	325	12,389
Nexteer Automotive Group, Ltd.	44,000	52,202
Topre Corp.	300	7,511
Valeo SA	1,289	74,098
Visteon Corp.	2,100	168,714
		1,026,746
Banks-Commercial — 1.5%
Australia & New Zealand Banking Group, Ltd.	1,010	22,172
Banco Macro SA ADR	921	59,266
Banco Santander SA	23,079	120,475
Bank of China, Ltd.	188,000	83,399
Bank of Ireland†	6,240	1,537
Bank Tabungan Negara Persero Tbk PT	208,800	26,967
Concordia Financial Group, Ltd.	9,400	45,249
Credicorp, Ltd.	664	104,819
Danske Bank A/S	64	1,941
DNB ASA	96	1,427
Dubai Islamic Bank PJSC	38,286	58,061
Fukuoka Financial Group, Inc.	8,000	35,525
Grupo Supervielle SA ADR†	2,318	30,458
Industrial & Commercial Bank of China, Ltd., Class H	170,000	101,941
ING Groep NV	1,564	22,012
Itau Unibanco Holding SA ADR	7,570	77,820
Kasikornbank PCL NVDR	8,500	42,131
Nedbank Group, Ltd.	2,872	49,798
Permanent TSB Group Holdings PLC†	2,969	8,626
Popular, Inc.	3,800	166,516
Regions Financial Corp.	21,000	301,560
Resona Holdings, Inc.	17,300	88,739
Sberbank of Russia PJSC ADR	12,192	141,122
Skandinaviska Enskilda Banken AB, Class A	161	1,689

1

Sumitomo Mitsui Financial Group, Inc.	4,200	160,274
Sumitomo Mitsui Trust Holdings, Inc.	200	7,158
Swedbank AB, Class A	77	1,862
Woori Bank	1,571	16,584
		1,779,128
Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp.	8,900	421,682
Banks-Special Purpose — 0.0%
Industrial Bank of Korea	519	5,457
Banks-Super Regional — 0.1%
Capital One Financial Corp.	1,000	87,240
Moneta Money Bank AS†*	10,160	32,771
		120,011
Beverages-Non-alcoholic — 1.3%
Coca-Cola Amatil, Ltd.	18,192	132,858
Dr Pepper Snapple Group, Inc.	4,100	371,747
PepsiCo, Inc.	9,600	1,004,448
		1,509,053
Beverages-Wine/Spirits — 0.0%
Diageo PLC	1,701	44,232
Brewery — 0.1%
Anheuser-Busch InBev SA	380	40,221
Asahi Group Holdings, Ltd.	1,300	41,044
Heineken NV	273	20,478
		101,743
Broadcast Services/Program — 0.7%
Discovery Communications, Inc., Class A†	29,900	819,559
Global Mediacom Tbk PT	89,300	4,076
		823,635
Building & Construction Products-Misc. — 0.2%
Cie de Saint-Gobain	38	1,770
Fletcher Building, Ltd.	1,170	8,616
Owens Corning	3,100	159,836
Sika AG	8	38,433
		208,655
Building & Construction-Misc. — 0.2%
Adhi Karya Persero Tbk PT	206,800	31,928
China State Construction International Holdings, Ltd.	38,000	56,844
HomeServe PLC	806	6,158
Kajima Corp.	4,000	27,688
Kumagai Gumi Co., Ltd.	9,000	23,102
Taisei Corp.	7,000	48,992
Unique Engineering & Construction PCL	46,700	25,821
		220,533
Building Products-Air & Heating — 0.0%
Daikin Industries, Ltd.	100	9,185
Johnson Controls International PLC	466	19,195
		28,380
Building Products-Cement — 0.1%
Boral, Ltd.	2,499	9,756
CEMEX Holdings Philippines, Inc.†*	150,400	33,582
Cemex SAB de CV ADR†	423	3,397
CRH PLC	54	1,873
LafargeHolcim, Ltd.	411	21,654
		70,262
Building Products-Doors & Windows — 0.0%
Asahi Glass Co., Ltd.	2,000	13,621
Nien Made Enterprise Co., Ltd.	3,000	30,951
		44,572
Building Products-Wood — 0.4%
Masco Corp.	14,300	452,166
Building-Heavy Construction — 0.2%
ACS Actividades de Construccion y Servicios SA	2,227	70,374
Promotora y Operadora de Infraestructura SAB de CV	4,216	35,185
Skanska AB, Class B	3,241	76,519
Vinci SA	1,218	82,954
		265,032
Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	900	90,045
Building-Residential/Commercial — 0.1%
Barratt Developments PLC	4,004	22,817
Berkeley Group Holdings PLC	193	6,679
Iida Group Holdings Co., Ltd.	1,500	28,453
Persimmon PLC	1,580	34,582
Sekisui Chemical Co., Ltd.	2,600	41,467
Taylor Wimpey PLC	8,813	16,672
		150,670
Cable/Satellite TV — 0.1%
Cable One, Inc.	100	62,173
Liberty Global PLC, Class C†	53	1,574
SFR Group SA†	505	14,263
		78,010
Casino Services — 0.0%
Aristocrat Leisure, Ltd.	4,363	48,803
Cellular Telecom — 0.2%
China Mobile, Ltd.	9,000	95,403
NTT DOCOMO, Inc.	4,000	91,140
Safaricom, Ltd.	227,536	42,523
Vodafone Group PLC	5,396	13,290
		242,356
Chemicals-Diversified — 0.7%
Akzo Nobel NV	300	18,755
Asahi Kasei Corp.	6,000	52,338
BASF SE	2,289	212,784
Celanese Corp.	2,400	188,976
Covestro AG*	640	43,912
Evonik Industries AG	3,701	110,565
Hansol Chemical Co., Ltd.	459	31,656
Hitachi Chemical Co., Ltd.	1,400	35,013
Johnson Matthey PLC	1,536	60,234
Kuraray Co., Ltd.	2,100	31,552
LANXESS AG	31	2,035

2

Mitsubishi Chemical Holdings Corp.	3,400	22,051
Mitsubishi Gas Chemical Co., Inc.	1,500	25,604
Sociedad Quimica y Minera de Chile SA ADR	294	8,423
		843,898
Chemicals-Specialty — 0.2%
Albemarle Corp.	188	16,183
Cabot Corp.	1,000	50,540
Lonza Group AG	261	45,187
Shin-Etsu Chemical Co., Ltd.	400	31,032
W.R. Grace & Co.	1,100	74,404
		217,346
Circuit Boards — 0.1%
Tripod Technology Corp.	30,000	67,765
Coatings/Paint — 0.0%
Kansai Paint Co., Ltd.	600	11,053
Commercial Services — 0.5%
CoreLogic, Inc.†	2,100	77,343
Quanta Services, Inc.†	9,600	334,560
RELX NV	1,400	23,564
RELX PLC	2,057	36,733
ServiceMaster Global Holdings, Inc.†	3,400	128,078
		600,278
Commercial Services-Finance — 0.3%
Euronet Worldwide, Inc.†	1,100	79,673
Global Payments, Inc.	800	55,528
TransUnion†	1,500	46,395
Vantiv, Inc., Class A†	3,700	220,594
		402,190
Computer Services — 1.0%
Amdocs, Ltd.	5,500	320,375
Atos SE	846	89,277
Computer Sciences Corp.	7,500	445,650
CSRA, Inc.	2,900	92,336
Dell Technologies, Inc., Class V†	3,000	164,910
		1,112,548
Computer Software — 0.0%
InterXion Holding NV†	317	11,117
RIB Software AG	1,000	13,111
		24,228
Computers — 1.6%
Apple, Inc.	12,722	1,473,462
HP, Inc.	27,400	406,616
Lenovo Group, Ltd.	2,000	1,212
		1,881,290
Computers-Integrated Systems — 0.1%
Fujitsu, Ltd.	1,000	5,557
NCR Corp.†	3,700	150,072
		155,629
Computers-Memory Devices — 0.2%
Brocade Communications Systems, Inc.	16,400	204,836
Consumer Products-Misc. — 0.7%
Clorox Co.	3,100	372,062
Kimberly-Clark Corp.	3,800	433,656
		805,718
Containers-Metal/Glass — 0.4%
Crown Holdings, Inc.†	10,000	525,700
Containers-Paper/Plastic — 0.2%
Berry Plastics Group, Inc.†	2,400	116,952
Graphic Packaging Holding Co.	8,800	109,824
RPC Group PLC	1,227	16,104
		242,880
Cosmetics & Toiletries — 0.3%
Estee Lauder Cos., Inc., Class A	4,200	321,258
Kao Corp.	400	18,964
Shiseido Co., Ltd.	100	2,531
Unilever PLC	122	4,951
		347,704
Data Processing/Management — 0.1%
Broadridge Financial Solutions, Inc.	1,500	99,450
CompuGroup Medical SE	495	20,293
		119,743
Dialysis Centers — 0.0%
Fresenius SE & Co. KGaA	244	19,073
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	2,300	516,718
Distribution/Wholesale — 0.1%
ALSO Holding AG	70	6,180
Bunzl PLC	396	10,292
Jardine Cycle & Carriage, Ltd.	700	19,930
Pool Corp.	800	83,472
Wolseley PLC	33	2,018
		121,892
Diversified Banking Institutions — 4.8%
BNP Paribas SA	3,008	191,724
Citigroup, Inc.	27,400	1,628,382
Credit Agricole SA	386	4,786
Credit Suisse Group AG	86	1,234
HSBC Holdings PLC	13,865	112,246
JPMorgan Chase & Co.	23,889	2,061,382
Lloyds Banking Group PLC	1,261	971
Mitsubishi UFJ Financial Group, Inc.	23,800	146,659
Mizuho Financial Group, Inc.	96,100	172,507
Morgan Stanley	29,500	1,246,375
Natixis SA	283	1,597
Societe Generale SA	3,191	157,017
UBS Group AG	992	15,538
		5,740,418
Diversified Financial Services — 0.1%
DGB Financial Group, Inc.	3,794	30,690
Hana Financial Group, Inc.	1,479	38,267
Shinhan Financial Group Co., Ltd.	1,610	60,318
		129,275

3

Diversified Manufacturing Operations — 0.7%
A.O. Smith Corp.	2,600	123,110
Carlisle Cos., Inc.	900	99,261
Crane Co.	700	50,484
Ingersoll-Rand PLC	4,300	322,672
Siemens AG	1,560	191,801
		787,328
Diversified Operations — 0.1%
Industrivarden AB, Class A	1,614	31,923
Itausa - Investimentos Itau SA (Preference Shares)	12,900	32,818
Wharf Holdings, Ltd.	4,000	26,591
		91,332
Drug Delivery Systems — 0.0%
Clinigen Group PLC	2,052	17,955
E-Commerce/Products — 1.7%
Alibaba Group Holding, Ltd. ADR†	2,621	230,150
Amazon.com, Inc.†	1,613	1,209,540
B2W Companhia Global Do Varejo†	16,486	51,666
eBay, Inc.†	18,893	560,933
		2,052,289
E-Commerce/Services — 0.0%
momo.com, Inc.	8,000	48,155
E-Marketing/Info — 0.0%
Criteo SA ADR†	341	14,008
E-Services/Consulting — 0.0%
SMS Co., Ltd.	500	11,084
Educational Software — 0.0%
Instructure, Inc.†	351	6,862
Electric-Distribution — 0.3%
Energisa SA	4,400	25,118
PPL Corp.	9,100	309,855
		334,973
Electric-Generation — 0.0%
Vistra Energy Corp.†	1,362	21,111
Electric-Integrated — 1.5%
American Electric Power Co., Inc.	2,200	138,512
Chubu Electric Power Co., Inc.	3,300	46,108
CLP Holdings, Ltd.	8,000	73,506
E.ON SE	9,322	65,746
Edison International	4,300	309,557
Endesa SA	3,042	64,443
Enel SpA	31,512	138,921
Entergy Corp.	11,400	837,558
Iberdrola SA	2,658	17,442
RWE AG†	2,331	28,991
SSE PLC	134	2,565
Tenaga Nasional Bhd	17,100	52,985
Tohoku Electric Power Co., Inc.	3,000	37,912
Tokyo Electric Power Co. Holdings, Inc.†	2,900	11,712
		1,825,958
Electronic Components-Misc. — 0.1%
Hoya Corp.	500	21,010
LG Display Co., Ltd.	404	10,520
Murata Manufacturing Co., Ltd.	200	26,781
SCREEN Holdings Co., Ltd.	100	6,203
Sodick Co, Ltd.	600	4,969
		69,483
Electronic Components-Semiconductors — 1.0%
Hanwha Techwin Co., Ltd.	759	27,305
Infineon Technologies AG	760	13,208
NVIDIA Corp.	7,600	811,224
Samsung Electronics Co., Ltd.	222	331,217
SK Hynix, Inc.	1,473	54,515
		1,237,469
Electronic Forms — 0.5%
Adobe Systems, Inc.†	5,900	607,405
Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	9,700	441,932
Sartorius AG (Preference Shares)	188	13,952
		455,884
Electronic Security Devices — 0.1%
Allegion PLC	1,800	115,200
Energy-Alternate Sources — 0.1%
Concord New Energy Group, Ltd.	1,380,000	72,964
Vestas Wind Systems A/S	1,136	73,830
		146,794
Engineering/R&D Services — 0.2%
CTCI Corp.	26,000	39,288
Fluor Corp.	1,800	94,536
Jacobs Engineering Group, Inc.†	1,500	85,500
KBR, Inc.	2,800	46,732
Kyudenko Corp.	800	21,493
		287,549
Entertainment Software — 0.0%
NetEase, Inc. ADR	129	27,779
Finance-Auto Loans — 0.1%
Ally Financial, Inc.	7,300	138,846
Finance-Consumer Loans — 0.2%
Synchrony Financial	7,300	264,771
Finance-Investment Banker/Broker — 0.4%
Daiwa Securities Group, Inc.	2,000	12,326
E*TRADE Financial Corp.†	12,700	440,055
Macquarie Group, Ltd.	242	15,215
		467,596
Finance-Leasing Companies — 0.2%
Mitsubishi UFJ Lease & Finance Co., Ltd.	12,000	62,015
ORIX Corp.	7,300	113,927
		175,942
Finance-Other Services — 0.1%
Euronext NV*(4)	206	8,502

4

Moscow Exchange MICEX-RTS PJSC	28,911	58,934
		67,436
Fisheries — 0.0%
Marine Harvest ASA	462	8,330
Food-Baking — 0.0%
Aryzta AG	192	8,456
Food-Catering — 0.1%
Compass Group PLC	8,388	155,164
Food-Confectionery — 0.6%
Hershey Co.	4,100	424,063
J.M. Smucker Co.	2,100	268,926
M. Dias Branco SA	969	34,241
		727,230
Food-Meat Products — 0.1%
WH Group, Ltd.*	107,000	86,516
Food-Misc./Diversified — 0.4%
Associated British Foods PLC	705	23,850
Conagra Brands, Inc.	800	31,640
Ingredion, Inc.	1,300	162,448
Kerry Group PLC, Class A	359	25,659
MEIJI Holdings Co., Ltd.	200	15,675
Nestle SA	1,622	116,358
Nomad Foods, Ltd.†	881	8,431
Orkla ASA	2,370	21,462
Tate & Lyle PLC	7,181	62,613
		468,136
Food-Retail — 0.4%
J Sainsbury PLC	11,333	34,819
Koninklijke Ahold Delhaize NV	9,304	196,171
METRO AG	1,220	40,562
Seven & i Holdings Co., Ltd.	100	3,810
SPAR Group, Ltd.	2,417	34,948
WM Morrison Supermarkets PLC	16,673	47,404
X5 Retail Group NV GDR†	3,239	105,106
		462,820
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	7,000	387,590
Gambling (Non-Hotel) — 0.1%
International Game Technology PLC	2,500	63,800
Tabcorp Holdings, Ltd.	24,463	84,914
William Hill PLC	5,070	18,133
		166,847
Gas-Distribution — 0.7%
Centrica PLC	15,322	44,205
Gas Natural SDG SA	502	9,464
NiSource, Inc.	6,800	150,552
Toho Gas Co., Ltd.	6,000	48,821
Tokyo Gas Co., Ltd.	5,000	22,627
UGI Corp.	9,850	453,888
Vectren Corp.	900	46,935
		776,492
Gold Mining — 0.5%
AngloGold Ashanti, Ltd.†	4,488	49,861
Cia de Minas Buenaventura SAA ADR	2,222	25,064
Newcrest Mining, Ltd.	472	6,898
Newmont Mining Corp.	14,800	504,236
		586,059
Hotels/Motels — 0.1%
Dalata Hotel Group PLC†	5,750	26,602
Hyatt Hotels Corp., Class A†	800	44,208
		70,810
Human Resources — 0.0%
Recruit Holdings Co., Ltd.	200	8,026
Import/Export — 0.0%
ITOCHU Corp.	3,100	41,165
Mitsubishi Corp.	200	4,261
		45,426
Instruments-Controls — 0.3%
Honeywell International, Inc.	2,700	312,795
Insurance-Life/Health — 1.2%
Aflac, Inc.	4,300	299,280
AIA Group, Ltd.	12,000	67,703
Cathay Financial Holding Co., Ltd.	56,000	83,751
Challenger, Ltd.	3,875	31,431
China Life Insurance Co., Ltd.	50,000	49,722
Legal & General Group PLC	3,317	10,121
Lincoln National Corp.	7,300	483,771
NN Group NV	2,213	74,999
Prudential Financial, Inc.	2,500	260,150
Prudential PLC	1,461	29,304
Swiss Life Holding AG	281	79,529
		1,469,761
Insurance-Multi-line — 1.5%
Ageas	999	39,551
Allianz SE	1,065	176,008
Allstate Corp.	8,800	652,256
AXA SA	4,614	116,494
Chubb, Ltd.	23	3,039
Hartford Financial Services Group, Inc.	7,700	366,905
Mapfre SA	9,508	29,025
Ping An Insurance Group Co. of China, Ltd.	19,000	95,067
Voya Financial, Inc.	7,100	278,462
Zurich Insurance Group AG	98	26,985
		1,783,792
Insurance-Property/Casualty — 0.1%
Admiral Group PLC	455	10,245
Dongbu Insurance Co., Ltd.	533	27,581
Hyundai Marine & Fire Insurance Co., Ltd.	1,093	28,506
Insurance Australia Group, Ltd.	489	2,114
		68,446
Insurance-Reinsurance — 0.3%
Aspen Insurance Holdings, Ltd.	1,200	66,000
Muenchener Rueckversicherungs-Gesellschaft AG	118	22,315
Reinsurance Group of America, Inc.	1,000	125,830

5

SCOR SE	67	2,316
Swiss Re AG	1,715	162,523
		378,984
Internet Application Software — 0.2%
Tencent Holdings, Ltd.	11,500	281,327
Internet Connectivity Services — 0.0%
Com Hem Holding AB	2,234	21,309
Internet Initiative Japan, Inc.	400	6,037
		27,346
Internet Content-Entertainment — 0.7%
Facebook, Inc., Class A†	6,977	802,704
Internet Content-Information/News — 0.0%
Mixi, Inc.	600	21,921
Investment Companies — 0.1%
Investor AB, Class B	3,820	142,769
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	3,600	399,384
Partners Group Holding AG	91	42,649
		442,033
Machinery-Construction & Mining — 0.0%
Atlas Copco AB, Class A	903	27,504
Komatsu, Ltd.	400	9,061
		36,565
Machinery-Electrical — 0.0%
Mitsubishi Electric Corp.	2,900	40,432
Machinery-General Industrial — 0.1%
BWX Technologies, Inc.	2,500	99,250
Sumitomo Heavy Industries, Ltd.	3,000	19,328
		118,578
Machinery-Pumps — 0.1%
Xylem, Inc.	2,900	143,608
Medical Instruments — 0.1%
Bruker Corp.	2,600	55,068
Medical Labs & Testing Services — 0.0%
Ain Holdings, Inc.	100	6,622
Medical Products — 0.1%
Aspen Pharmacare Holdings, Ltd.	1,901	39,253
Cochlear, Ltd.	425	37,586
		76,839
Medical-Biomedical/Gene — 1.6%
Amgen, Inc.	6,500	950,365
Biogen, Inc.†	1,100	311,938
Celgene Corp.†	1,800	208,350
Charles River Laboratories International, Inc.†	2,000	152,380
Gilead Sciences, Inc.	4,100	293,601
		1,916,634
Medical-Drugs — 3.6%
Actelion, Ltd.	91	19,705
Allergan PLC†	814	170,948
Astellas Pharma, Inc.	7,200	100,015
AstraZeneca PLC	1,179	64,477
Bayer AG	955	99,653
Eli Lilly & Co.	2,900	213,295
GlaxoSmithKline PLC	11,172	215,062
Johnson & Johnson	13,500	1,555,335
Mitsubishi Tanabe Pharma Corp.	1,100	21,581
Novartis AG	2,112	153,687
Novo Nordisk A/S, Class B	156	5,626
Pfizer, Inc.	27,300	886,704
Richter Gedeon Nyrt	3,341	70,621
Roche Holding AG	731	166,975
Sanofi	2,349	190,149
Shionogi & Co., Ltd.	200	9,581
Shire PLC	1,055	60,900
Zoetis, Inc.	4,700	251,591
		4,255,905
Medical-Generic Drugs — 0.1%
Taro Pharmaceutical Industries, Ltd.†	136	14,317
Teva Pharmaceutical Industries, Ltd. ADR	1,160	42,050
		56,367
Medical-HMO — 1.3%
UnitedHealth Group, Inc.	8,300	1,328,332
WellCare Health Plans, Inc.†	1,500	205,620
		1,533,952
Medical-Wholesale Drug Distribution — 1.1%
Alfresa Holdings Corp.	600	9,929
AmerisourceBergen Corp.	9,800	766,262
Cardinal Health, Inc.	1,700	122,349
McKesson Corp.	2,500	351,125
Medipal Holdings Corp.	2,700	42,576
		1,292,241
Metal Processors & Fabrication — 0.0%
EVA Precision Industrial Holdings, Ltd.	112,000	12,421
NSK, Ltd.	2,700	31,280
		43,701
Metal-Diversified — 0.1%
Boliden AB	3,931	102,648
Glencore PLC†	4,012	13,713
Rio Tinto PLC	74	2,881
		119,242
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	6,355	27,012
Motorcycle/Motor Scooter — 0.0%
Yamaha Motor Co., Ltd.	100	2,202
MRI/Medical Diagnostic Imaging — 0.1%
Sonic Healthcare, Ltd.	4,114	63,534
Multimedia — 0.4%
Lagardere SCA	694	19,283
Naspers, Ltd., Class N	1,136	166,597
Pearson PLC	5,394	54,410
Twenty-First Century Fox, Inc., Class A	10,300	288,812
		529,102

6

Networking Products — 0.4%
Cisco Systems, Inc.	15,800	477,476
Non-Ferrous Metals — 0.0%
Mitsubishi Materials Corp.	400	12,287
Non-Hazardous Waste Disposal — 0.4%
China Water Affairs Group, Ltd.	90,000	58,959
Waste Management, Inc.	5,500	390,005
		448,964
Office Automation & Equipment — 0.2%
Xerox Corp.	31,100	271,503
Oil & Gas Drilling — 0.5%
Nabors Industries, Ltd.	17,700	290,280
Patterson-UTI Energy, Inc.	5,500	148,060
Rowan Cos. PLC, Class A†	9,100	171,899
		610,239
Oil Companies-Exploration & Production — 0.4%
Encana Corp.	976	11,456
EOG Resources, Inc.	118	11,930
Halcon Resources Corp.†	729	6,809
MWO Holdings LLC†(1)	10	810
Occidental Petroleum Corp.	1,900	135,337
QEP Resources, Inc.†	11,300	208,033
SandRidge Energy, Inc.†	143	3,368
Woodside Petroleum, Ltd.	2,103	47,289
		425,032
Oil Companies-Integrated — 2.8%
BP PLC	7,947	49,910
Cenovus Energy, Inc.	975	14,752
Chevron Corp.	7,800	918,060
Exxon Mobil Corp.	16,993	1,533,788
Gazprom Neft PAO ADR	3,638	63,847
Lukoil PJSC ADR	2,152	120,727
OMV AG	3,816	134,808
Petroleo Brasileiro SA ADR†	4,867	49,205
Repsol SA	6,355	89,774
Royal Dutch Shell PLC, Class A (Euronext)	157	4,295
Royal Dutch Shell PLC, Class A (BATS)	1,763	48,723
Royal Dutch Shell PLC, Class B	3,079	89,324
Suncor Energy, Inc.	132	4,316
TOTAL SA	4,732	242,681
		3,364,210
Oil Refining & Marketing — 0.0%
Caltex Australia, Ltd.	723	15,893
Neste Oyj	525	20,171
		36,064
Oil-Field Services — 1.4%
Baker Hughes, Inc.	12,700	825,119
Schlumberger, Ltd.	7,700	646,415
Superior Energy Services, Inc.	8,300	140,104
		1,611,638
Paper & Related Products — 0.2%
Mondi, Ltd.	2,234	45,545
Nine Dragons Paper Holdings, Ltd.	58,000	52,581
Stora Enso Oyj, Class R	5,419	58,241
UPM-Kymmene Oyj	2,843	69,849
		226,216
Pipelines — 0.0%
Cheniere Energy, Inc.†	283	11,725
Printing-Commercial — 0.1%
Dai Nippon Printing Co., Ltd.	10,000	98,824
RR Donnelley & Sons Co.	1,466	23,925
Toppan Printing Co., Ltd.	3,000	28,646
		151,395
Private Equity — 0.2%
3i Group PLC	18,671	161,992
Eurazeo SA	30	1,755
Kennedy-Wilson Holdings, Inc.	774	15,867
		179,614
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	200	34,302
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	600	32,700
Publishing-Newspapers — 0.1%
News Corp., Class A	10,200	116,892
Publishing-Periodicals — 0.0%
Wolters Kluwer NV	1,371	49,674
Radio — 0.1%
Liberty Media Corp.-Liberty SiriusXM, Series A†	3,800	131,176
Real Estate Investment Trusts — 2.4%
AGNC Investment Corp.	11,100	201,243
Annaly Capital Management, Inc.	24,100	240,277
Brandywine Realty Trust	5,800	95,758
Brixmor Property Group, Inc.	3,900	95,238
Camden Property Trust	1,500	126,105
Chimera Investment Corp.	6,400	108,928
Corporate Office Properties Trust	2,000	62,440
Duke Realty Corp.	7,000	185,920
Equity Commonwealth†	1,600	48,384
Equity LifeStyle Properties, Inc.	1,100	79,310
Equity Residential	6,300	405,468
Extra Space Storage, Inc.	400	30,896
Hibernia REIT PLC	14,198	18,398
Highwoods Properties, Inc.	1,500	76,515
Japan Hotel REIT Investment Corp.	2	1,345
Macerich Co.	1,500	106,260
MFA Financial, Inc.	4,300	32,809
Mid-America Apartment Communities, Inc.	1,700	166,464
Quality Care Properties, Inc.†	3,300	51,150
Retail Properties of America, Inc., Class A	2,600	39,858
Senior Housing Properties Trust	4,000	75,720
Spirit Realty Capital, Inc.	16,000	173,760
Starwood Property Trust, Inc.	7,800	171,210
VEREIT, Inc.	15,100	127,746
Viva Energy†	143	248
Weingarten Realty Investors	900	32,211

7

WP Carey, Inc.	800	47,272
		2,800,933
Real Estate Management/Services — 0.2%
Aldar Properties PJSC	54,781	39,226
CBRE Group, Inc., Class A†	3,300	103,917
Daito Trust Construction Co., Ltd.	200	30,083
Foxtons Group PLC	7,102	8,928
Relo Group, Inc.	100	14,255
		196,409
Real Estate Operations & Development — 0.4%
Ayala Corp.	1,880	27,626
Ayala Land, Inc.	42,300	27,229
Emaar Properties PJSC	43,222	83,904
Howard Hughes Corp.†	300	34,230
Kerry Properties, Ltd.	14,000	38,004
Mitsui Fudosan Co., Ltd.	1,000	23,144
New World Development Co., Ltd.	57,000	60,275
Nomura Real Estate Holdings, Inc.	1,400	23,813
Sun Hung Kai Properties, Ltd.	2,000	25,276
Surya Semesta Internusa Tbk PT	850,300	27,391
Wheelock & Co., Ltd.	13,000	73,177
		444,069
Recycling — 0.0%
Sunny Friend Environmental Technology Co., Ltd.	10,000	35,062
Rental Auto/Equipment — 0.1%
AerCap Holdings NV†	431	17,934
Ashtead Group PLC	4,359	84,878
		102,812
Resort/Theme Parks — 0.1%
Vail Resorts, Inc.	800	129,048
Retail-Apparel/Shoe — 0.4%
Bon Fame Co., Ltd.	7,000	33,231
CCC SA	724	35,217
PVH Corp.	3,100	279,744
Shimamura Co., Ltd.	100	12,483
Urban Outfitters, Inc.†	3,100	88,288
		448,963
Retail-Appliances — 0.0%
M.Video PJSC†	5,525	34,918
Retail-Building Products — 1.7%
Home Depot, Inc.	8,500	1,139,680
Kingfisher PLC	30,056	129,755
Lowe’s Cos., Inc.	10,600	753,872
		2,023,307
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	3,500	69,930
Retail-Discount — 1.1%
Harvey Norman Holdings, Ltd.	18,179	67,431
Wal-Mart Stores, Inc.	17,500	1,209,600
		1,277,031
Retail-Hypermarkets — 0.1%
BGF retail Co., Ltd.	406	27,497
Wal-Mart de Mexico SAB de CV	25,939	46,423
		73,920
Retail-Major Department Stores — 0.1%
Marks & Spencer Group PLC	9,399	40,542
Matahari Department Store Tbk PT	35,400	39,742
		80,284
Retail-Misc./Diversified — 0.0%
Poya International Co., Ltd.	3,000	34,767
Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	1,200	55,092
Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	800	28,648
Retail-Restaurants — 1.1%
Darden Restaurants, Inc.	500	36,360
Gourmet Master Co., Ltd.	4,000	30,407
McDonald’s Corp.	4,900	596,428
Starbucks Corp.	12,500	694,000
		1,357,195
Rubber-Tires — 0.0%
Cie Generale des Etablissements Michelin	316	35,160
Continental AG	57	11,022
		46,182
Satellite Telecom — 0.0%
Cellnex Telecom SAU*	452	6,502
Eutelsat Communications SA	553	10,708
		17,210
Schools — 0.0%
Estacio Participacoes SA	9,400	45,632
Security Services — 0.0%
Securitas AB, Class B	1,945	30,614
Semiconductor Components-Integrated Circuits — 0.6%
Maxim Integrated Products, Inc.	9,700	374,129
NXP Semiconductors NV†	76	7,449
Taiwan Semiconductor Manufacturing Co., Ltd.	50,039	281,798
		663,376
Semiconductor Equipment — 0.7%
Applied Materials, Inc.	25,400	819,658
Tokyo Electron, Ltd.	600	56,702
		876,360
Shipbuilding — 0.1%
Yangzijiang Shipbuilding Holdings, Ltd.	107,300	60,387
Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA (Preference Shares)	137	16,332
Reckitt Benckiser Group PLC	669	56,773
		73,105
Steel-Producers — 0.2%
ArcelorMittal†	1,608	11,876
Reliance Steel & Aluminum Co.	1,600	127,264
Steel Dynamics, Inc.	3,500	124,530

8

voestalpine AG	665	26,103
		289,773
Steel-Specialty — 0.0%
Hitachi Metals, Ltd.	800	10,842
Sugar — 0.0%
Sao Martinho SA	7,169	42,952
Telecom Services — 0.1%
BCE, Inc.	41	1,772
PCCW, Ltd.	8,000	4,333
Spark New Zealand, Ltd.	945	2,239
Telenor ASA	4,424	66,088
		74,432
Telecommunication Equipment — 0.5%
Juniper Networks, Inc.	21,000	593,460
NICE, Ltd.	354	24,133
		617,593
Telephone-Integrated — 1.7%
BT Group PLC	10,193	46,090
KDDI Corp.	2,100	53,176
Nippon Telegraph & Telephone Corp.	3,600	151,300
Orange SA	3,222	48,958
SoftBank Group Corp.	500	33,219
Telecom Italia SpA RSP	2,017	1,459
Telstra Corp., Ltd.	26,469	97,417
Verizon Communications, Inc.	29,982	1,600,439
		2,032,058
Television — 0.1%
ITV PLC	6,231	15,850
Nippon Television Holdings, Inc.	1,100	19,972
RTL Group SA	534	39,196
		75,018
Theaters — 0.0%
IMAX China Holding, Inc.†*	5,400	26,462
Tobacco — 1.1%
Altria Group, Inc.	16,000	1,081,920
British American Tobacco PLC	3,002	170,980
Imperial Brands PLC	1,689	73,738
Philip Morris International, Inc.	41	3,751
		1,330,389
Tools-Hand Held — 0.2%
Basso Industry Corp.	27,000	78,330
Stanley Black & Decker, Inc.	1,300	149,097
		227,427
Toys — 0.1%
Bandai Namco Holdings, Inc.	900	24,834
Nintendo Co., Ltd.	200	41,994
		66,828
Transactional Software — 0.1%
Amadeus IT Group SA	2,415	109,745
Transport-Marine — 0.1%
AP Moller - Maersk A/S, Series B	34	54,256
Transport-Rail — 0.1%
Central Japan Railway Co.	800	131,628
Transport-Services — 0.9%
ComfortDelGro Corp., Ltd.	800	1,365
Deutsche Post AG	4,697	154,435
Royal Mail PLC	15,365	87,502
United Parcel Service, Inc., Class B	7,000	802,480
		1,045,782
Travel Services — 0.0%
Flight Centre Travel Group, Ltd.	881	19,900
TUI AG	1,194	17,113
		37,013
Veterinary Diagnostics — 0.1%
VCA, Inc.†	1,500	102,975
Water — 0.0%
Veolia Environnement SA	834	14,200
Web Portals/ISP — 1.8%
Alphabet, Inc., Class A†	2,621	2,077,011
Wireless Equipment — 0.2%
Hitachi Kokusai Electric, Inc.	600	12,542
Motorola Solutions, Inc.	2,100	174,069
Nokia OYJ	4,811	23,123
		209,734
X-Ray Equipment — 0.3%
Hologic, Inc.†	7,700	308,924
Total Common Stocks (cost $78,862,174)		86,223,216
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Real Estate Investment Trusts — 0.0%
EPR Properties Series C 5.75% (cost $9,209)	505	14,393
PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 6.69%	580	14,732
Telephone-Integrated — 0.0%
Verizon Communications, Inc. 5.90%	800	20,872
Total Preferred Securities (cost $34,579)		35,604
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.8%
Banks-Fiduciary — 0.1%
State Street Corp. FRS 1.96% due 06/01/2077	88,000	77,770
Banks-Super Regional — 0.1%
Fifth Third Bancorp FRS 5.10% due 06/30/2023(2)	9,000	8,393

9

Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(2)	85,000	89,241
		97,634
Diversified Banking Institutions — 0.3%
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(2)	5,000	5,225
Bank of America Corp. FRS Series AA 6.10% due 03/17/2025(2)	61,000	61,336
Citigroup, Inc. FRS 5.90% due 02/15/2023(2)	24,000	24,270
Citigroup, Inc. FRS Series T 6.25% due 08/15/2026(2)	168,000	172,872
JPMorgan Chase & Co. FRS Series Z 5.30% due 05/01/2020(2)	63,000	64,295
Lloyds Banking Group PLC FRS 6.66% due 05/21/2037*(2)	30,000	32,250
		360,248
Diversified Manufacturing Operations — 0.1%
General Electric Co. FRS Series D 5.00% due 01/21/2021(2)	68,000	70,564
Electric-Integrated — 0.1%
Puget Sound Energy, Inc. FRS Series A 6.97% due 06/01/2067	40,000	34,000
WEC Energy Group, Inc. FRS 6.25% due 05/15/2067	50,000	43,812
		77,812
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.20% due 03/15/2044	37,000	36,562
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	50,000	53,550
MetLife, Inc. 6.40% due 12/15/2066	45,000	48,600
		102,150
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. FRS 7.00% due 03/07/2067*	10,000	8,900
Pipelines — 0.0%
TransCanada PipeLines, Ltd. FRS 6.35% due 05/15/2067	60,000	49,950
Total Preferred Securities/Capital Securities (cost $869,538)		881,590
ASSET BACKED SECURITIES — 1.6%
Diversified Financial Services — 1.6%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 1.51% due 06/25/2046(3)	18,290	16,110
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 0.00% due 11/10/2042*(4)(5)(6)	458,741	5
Banc of America Commercial Mtg. Trust VRS Series 2004-5, Class XC 0.42% due 11/10/2041*(4)(5)(6)	27,094	313
Capmark Mortgage Securities, Inc. VRS Series 1997-C1, Class X 1.51% due 07/15/2029(5)(6)	62,579	1,548
Citigroup Commercial Mtg. Trust Series 2014-GC21,Class AS 4.03% due 05/10/2047(5)	44,000	45,416
Citigroup Commercial Mtg. Trust VRS Series 2013-GC17,Class C 5.10% due 11/10/2046(5)	57,000	60,069
Commercial Mtg. Trust VRS Series 2006-C8, Class XS 0.57% due 12/10/2046*(4)(5)(6)	478,047	10
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 1.05% due 12/10/2047(5)(6)	440,922	23,889
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 1.16% due 05/10/2047(5)(6)	359,810	19,461
Commercial Mtg. Trust VRS Series 2014-CR18, Class XA 1.26% due 07/15/2047(5)(6)	123,948	7,042
Commercial Mtg. Trust VRS Series 2012-CR3, Class XA 2.08% due 10/15/2045(5)(6)	194,991	14,835
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.47% due 12/10/2047(5)	59,000	56,022
Commercial Mtg. Trust VRS Series 2013-CR11, Class AM 4.72% due 10/10/2046(5)	12,000	12,992
Commerical Mtg. Trust Series LC6, Class AM 3.28% due 01/10/2046(5)	20,000	20,171
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 2.00% due 05/15/2038*(4)(5)(6)	19,404	1
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.27% due 09/15/2039*(4)(5)(6)	30,340	2
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.47% due 02/15/2040*(4)(5)(6)	204,956	4
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.30% due 04/15/2050(5)	36,000	36,173

10

CSMC Trust VRS Series 2016-NXSR, Class C 4.37% due 12/15/2049(5)	37,000	35,781
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.35% due 08/10/2044*(5)	100,000	103,477
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.07% due 07/10/2045*(4)(5)(6)	87,723	0
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.60% due 05/10/2043*(4)(5)(6)	211,452	412
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.59% due 02/10/2046(5)(6)	901,634	65,286
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(5)	22,000	22,216
GS Mtg. Securities Trust VRS Series 2013-GC12, Class C 4.18% due 06/10/2046(5)	49,000	48,106
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.40% due 09/12/2037*(4)(5)(6)	143,209	507
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-LC11, Class C 3.96% due 04/15/2046(5)	19,000	18,722
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C13, Class D 4.05% due 01/15/2046*(5)	28,000	25,613
JP Morgan Chase Commercial Mtg. Securities Trust VRS JPMCC 2013-C13 C 4.05% due 01/15/2046(5)	62,000	61,452
JP Morgan Chase Commercial Mtg. Securities Trust Series 2004-LN2, Class A2 5.12% due 07/15/2041(5)	974	972
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.14% due 05/15/2045(5)	46,000	48,016
JP Morgan Chase Commercial Mtg. Securities Trust Series 2007-LDPX, Class A3 5.42% due 01/15/2049(5)	6,589	6,591
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C17, Class XA 1.01% due 01/15/2047(5)(6)	948,114	43,118
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C12, Class D 4.09% due 07/15/2045(5)	23,000	19,935
JPMBB Commercial Mtg. Securities Trust VRS Series C15, Class B 4.93% due 11/15/2045(5)	38,000	41,242
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.20% due 04/15/2040*(4)(5)(6)	36,436	2
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.34% due 11/15/2040*(4)(5)(6)	158,814	1,171
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.11% due 04/15/2041(5)	69,000	68,097
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.01% due 06/12/2043*(4)(5)(6)	78,726	1
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 4.41% due 07/15/2045*(4)(5)(6)(7)	29,323	422
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 6.74% due 05/15/2044*(4)(5)(6)(7)	5,123	55
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.25% due 08/15/2047(5)(6)	159,735	9,067
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2012-C6, Class XA 1.98% due 11/15/2045*(5)(6)	338,654	20,149
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C8, Class B 3.56% due 12/15/2048(5)	19,000	19,177
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C11, Class C 4.37% due 08/15/2046(5)	64,000	63,562
Morgan Stanley Capital I Trust Series 2005-IQ9, Class B 4.86% due 07/15/2056(5)	130,000	128,697
Morgan Stanley Capital I Trust VRS Series 2011-C3, Class E 5.16% due 07/15/2049*(5)	58,000	58,478
Morgan Stanley Capital I Trust VRS Series 2007-T27, Class AJ 5.64% due 06/11/2042(5)	30,000	30,561
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.00% due 04/15/2042*(4)(5)(6)	50,597	4

11

WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 1.22% due 10/25/2044(3)	47,825	43,063
Wells Fargo Commercial Mtg. Trust VRS Series 2012-LC5, Class D 4.78% due 10/15/2045*(4)(5)	34,000	32,130
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.36% due 03/15/2045*(5)(6)	317,334	16,369
WF-RBS Commercial Mtg. Trust VRS Series 2013-C12, Class XA 1.38% due 03/15/2048*(5)(6)	165,757	9,097
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.70% due 12/15/2045*(5)(6)	301,781	21,208
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 2.09% due 11/15/2045*(5)(6)	145,768	11,147
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(5)	18,000	18,170
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class AS 4.31% due 03/15/2046(5)	24,000	25,560
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS CMBS 4.3 4.39% due 12/15/2046(5)	53,000	56,699
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class C15 4.48% due 08/15/2046(5)	46,000	46,618
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class C 4.65% due 03/15/2047(5)	56,000	56,649
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.80% due 11/15/2045*(5)	44,000	41,985
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class C 4.83% due 06/15/2045(5)	55,000	57,764
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.83% due 06/15/2045*(5)	55,000	52,824
WF-RBS Commercial Mtg. Trust VRS Series 2013-D, Class C16 4.98% due 09/15/2046*(5)	23,000	21,457
WF-RBS Commercial Mtg. Trust VRS Series 2011-C4 5.25% due 06/15/2044*(5)	55,000	55,611
WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class D 5.64% due 03/15/2044*(4)(5)	34,000	34,923
Total Asset Backed Securities (cost $2,641,749)		1,856,226
CONVERTIBLE BONDS & NOTES — 0.0%
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Sub. Notes 4.50% due 10/15/2018	4,000	3,943
Oil Companies-Exploration & Production — 0.0%
SandRidge Energy, Inc. Company Guar. Notes zero coupon due 10/04/2020	3,388	4,220
Semiconductor Equipment — 0.0%
Jazz US Holdings, Inc. Company Guar. Notes 8.00% due 12/31/2018	11,000	21,443
Total Convertible Bonds & Notes (cost $21,613)		29,606
U.S. CORPORATE BONDS & NOTES — 6.6%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	15,000	14,845
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	5,000	5,175
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,420
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	7,000	7,297
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	10,000	10,475
		37,367
Aerospace/Defense-Equipment — 0.1%
KLX, Inc. Company Guar. Notes 5.88% due 12/01/2022*	25,000	25,750
L-3 Communications Corp. Company Guar. Notes 3.85% due 12/15/2026	5,000	4,970
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	20,000	20,400
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026*	10,000	10,270
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	3,000	3,139
United Technologies Corp. Senior Notes 5.70% due 04/15/2040	5,000	6,112
		70,641

12

Airlines — 0.0%
Continental Airlines, Inc. Pass-Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	3,268	3,313
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	1,917	2,123
United Airline Pass-Through Trust Pass-Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	8,492	9,150
		14,586
Alternative Waste Technology — 0.0%
Advanced Disposal Services, Inc. Company Guar. Notes 5.63% due 11/15/2024*	20,000	19,900
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	10,000	9,700
Applications Software — 0.0%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	20,000	18,894
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	70,000	91,484
Ford Motor Co. Senior Notes 9.98% due 02/15/2047	5,000	7,366
General Motors Co. Senior Notes 5.20% due 04/01/2045	15,000	14,459
General Motors Co. Senior Notes 6.25% due 10/02/2043	15,000	16,582
General Motors Financial Co., Inc. Company Guar. Notes 3.00% due 09/25/2017	8,000	8,075
General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018	20,000	20,262
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	15,000	14,834
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	30,000	28,845
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	13,000	12,896
		214,803
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/2021	10,000	10,100
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	16,000	17,700
Lear Corp. Company Guar. Notes 5.38% due 03/15/2024	15,000	15,694
Tenneco, Inc. Company Guar. Notes 5.00% due 07/15/2026	5,000	4,906
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	15,000	15,492
TI Group Automotive Systems, LLC Senior Notes 8.75% due 07/15/2023*	20,000	20,900
TRW Automotive, Inc. Company Guar. Notes 4.50% due 03/01/2021*	3,000	3,075
		77,767
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	17,000	17,085
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 3.70% due 12/06/2026	5,000	4,885
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	6,000	6,767
		11,652
Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	18,000	18,274
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	32,000	34,588
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/2039	16,000	24,062
		76,924
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 6.50% due 11/15/2022	28,000	28,630

13

Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	25,000	24,984
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	21,000	17,167
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	15,000	14,344
		85,125
Building & Construction Products-Misc. — 0.1%
BMC East LLC Senior Sec. Notes 5.50% due 10/01/2024*	15,000	14,963
Builders FirstSource, Inc. Senior Sec. Notes 5.63% due 09/01/2024*	10,000	10,050
Builders FirstSource, Inc. Company Guar. Notes 10.75% due 08/15/2023*	25,000	28,687
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	5,000	5,150
Louisiana-Pacific Corp. Company Guar. Notes 4.88% due 09/15/2024	10,000	9,700
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	3,000	3,421
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	20,000	20,550
USG Corp. Company Guar. Notes 5.50% due 03/01/2025*	15,000	15,412
		107,933
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	11,000	9,790
Building Products-Cement — 0.0%
US Concrete, Inc. Company Guar. Notes 6.38% due 06/01/2024	15,000	15,863
Vulcan Materials Co. Senior Notes 4.50% due 04/01/2025	5,000	5,225
		21,088
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	20,000	19,850
Building-Heavy Construction — 0.0%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	25,000	24,437
Building-Residential/Commercial — 0.1%
CalAtlantic Group, Inc. Company Guar. Notes 5.88% due 11/15/2024	5,000	5,075
CalAtlantic Group, Inc. Company Guar. Notes 6.25% due 12/15/2021	19,000	20,473
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	26,812
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022	9,000	9,225
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	10,000	9,925
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	20,000	22,200
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.25% due 04/15/2021*	6,000	6,150
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.63% due 03/01/2024*	11,000	11,110
TRI Pointe Group Inc./TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	15,000	15,450
		126,420
Cable/Satellite TV — 0.2%
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	6,000	6,585
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*(4)	5,000	5,150
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	11,000	11,385
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	5,000	5,100
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	5,000	5,175
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	20,000	21,350

14

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 6.63% due 01/31/2022	14,000	14,508
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	20,000	20,350
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	12,000	12,647
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	33,000	38,151
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	10,000	13,535
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	12,806
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	61,000	59,627
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	9,000	9,675
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	15,435
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	15,000	15,825
		267,304
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026*	5,000	5,385
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	10,000	10,750
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	20,000	21,562
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	20,000	20,250
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Sec. Notes 10.25% due 11/15/2022*	25,000	25,437
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	15,000	16,763
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	20,000	22,250
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	16,856
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 6.38% due 06/01/2021*	8,000	7,980
		147,233
Casino Services — 0.1%
CCM Merger, Inc. Company Guar. Notes 9.13% due 05/01/2019*	10,000	10,400
Eldorado Resorts, Inc. Company Guar. Notes 7.00% due 08/01/2023	15,000	15,900
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	20,000	20,450
		46,750
Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	45,000	47,919
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	6,000	6,361
Sprint Communications, Inc. Senior Notes 8.38% due 08/15/2017	25,000	25,937
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	27,000	29,767
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	16,000	17,000
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	43,000	45,902
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,281

15

T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	3,000	3,165
T-Mobile USA, Inc. Company Guar. Notes 6.25% due 04/01/2021	17,000	17,680
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	10,000	10,688
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	6,000	6,263
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	20,000	21,200
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	3,000	3,214
		240,377
Chemicals-Diversified — 0.1%
Blue Cube Spinco, Inc. Company Guar. Notes 9.75% due 10/15/2023	15,000	17,850
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	19,000	20,017
Celanese US Holdings LLC Company Guar. Notes 5.88% due 06/15/2021	19,000	21,100
Eastman Chemical Co. Senior Notes 3.80% due 03/15/2025	15,000	15,127
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026*(4)	35,000	33,664
		107,758
Chemicals-Plastics — 0.0%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*	15,000	15,675
Chemicals-Specialty — 0.1%
Chemours Co. Company Guar. Notes 6.63% due 05/15/2023	10,000	9,900
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	10,000	9,850
GCP Applied Technologies, Inc. Company Guar. Notes 9.50% due 02/01/2023*	30,000	34,425
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	14,000	14,508
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022	5,000	5,100
INVISTA Finance LLC Senior Sec. Notes 4.25% due 10/15/2019*	11,000	10,905
Kraton Polymers LLC Company Guar. Notes 10.50% due 04/15/2023*	15,000	16,912
PQ Corp. Senior Sec. Notes 6.75% due 11/15/2022*	5,000	5,350
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*(4)	10,000	9,325
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	25,000	26,250
		142,525
Commercial Services — 0.0%
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	5,000	5,013
TMS International Corp. Company Guar. Notes 7.63% due 10/15/2021*	20,000	19,100
		24,113
Computer Software — 0.0%
Inception Merger Sub, Inc./Rackspace Hosting, Inc. Senior Notes 8.63% due 11/15/2024*	15,000	15,877
Computers — 0.1%
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	28,765
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	55,000	58,341
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 5.88% due 06/15/2021*	5,000	5,320
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	54,000	59,949
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	8,000	9,850
		162,225
Consumer Products-Misc. — 0.0%
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	10,000	10,300
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	10,000	10,375

16

Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	5,000	5,275
		25,950
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	5,000	5,100
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	10,000	11,200
		16,300
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	15,000	15,262
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	6,000	6,240
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022	5,000	5,287
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	15,000	15,947
Sealed Air Corp. Company Guar. Notes 4.88% due 12/01/2022*	5,000	5,138
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	5,000	5,138
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	11,000	11,412
Sealed Air Corp. Company Guar. Notes 5.50% due 09/15/2025*	5,000	5,163
Sealed Air Corp. Company Guar. Notes 6.50% due 12/01/2020*	12,000	13,525
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	10,000	10,175
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,316
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	20,000	26,110
		120,713
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Company Guar. Notes 5.75% due 02/15/2021	20,000	20,100
Revlon Consumer Products Corp. Company Guar. Notes 6.25% due 08/01/2024	5,000	5,125
		25,225
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	14,000	14,387
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	10,000	10,375
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	15,000	15,478
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	25,000	26,625
		66,865
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	17,000	15,088

Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	10,000	10,650
Disposable Medical Products — 0.0%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	10,000	10,175
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	10,000	10,300
American Tire Distributors, Inc Senior Sub. Notes 10.25% due 03/01/2022*	20,000	19,187
Beacon Roofing Supply, Inc. Company Guar. Notes 6.38% due 10/01/2023	20,000	21,338
HD Supply, Inc. Company Guar. Notes 5.75% due 04/15/2024*	5,000	5,278
Univar USA, Inc. Company Guar. Notes 6.75% due 07/15/2023*	10,000	10,325
		66,428

17

Diversified Banking Institutions — 0.0%
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	11,114
Diversified Financial Services — 0.0%
DFC Finance Corp. Senior Sec. Notes 10.50% due 06/15/2020*	10,000	5,550
Diversified Manufacturing Operations — 0.0%
Amsted Industries, Inc. Company Guar. Notes 5.00% due 03/15/2022*	15,000	15,000
Amsted Industries, Inc. Company Guar. Notes 5.38% due 09/15/2024*	15,000	14,737
		29,737
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	15,000	15,464
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	6,000	5,983
		21,447
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026*	13,000	12,779
Electric-Integrated — 0.3%
AES Corp. Senior Notes 4.88% due 05/15/2023	6,000	5,926
AES Corp. Senior Notes 5.50% due 04/15/2025	30,000	30,000
AES Corp. Senior Notes 7.38% due 07/01/2021	28,000	31,189
AES Corp. Senior Notes 8.00% due 06/01/2020	5,000	5,813
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	23,104
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	25,000	31,222
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	6,508
Commonwealth Edison Co. 1st Mtg. Notes 5.88% due 02/01/2033	25,000	30,046
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	10,027
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	35,000	37,155
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	20,000	24,399
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	10,000	12,724
PacifiCorp 1st Mtg. Notes 6.25% due 10/15/2037	15,000	19,430
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†(4)	11,000	110
Texas-New Mexico Power Co. 1st Mtg. Notes 9.50% due 04/01/2019*	25,000	28,747
		296,400
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/2018*	15,000	15,644
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	20,000	21,359
		37,003
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/2018	5,000	5,355
Electronic Components-Semiconductors — 0.0%
Micron Technology, Inc. Senior Notes 5.88% due 02/15/2022	15,000	15,637
Micron Technology, Inc. Senior Sec. Notes 7.50% due 09/15/2023*	5,000	5,538
		21,175
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	32,859
Enterprise Software/Service — 0.1%
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(11)	25,000	25,750
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	7,000	7,333

18

Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	20,000	20,850
Oracle Corp. Senior Notes 2.65% due 07/15/2026	30,000	28,476
		82,409
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	30,000	29,925
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	17,000	17,637
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	14,000	15,697
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	14,000	15,278
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	14,000	15,855
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	31,000	35,958
Credit Acceptance Corp. Company Guar. Notes 6.13% due 02/15/2021	11,000	11,110
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	5,000	5,138
		146,598
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	6,000	6,128
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	17,000	17,722
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	6,000	6,195
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	14,000	14,507
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	14,000	14,875
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	17,000	17,935
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	25,000	26,344
		103,706
Finance-Consumer Loans — 0.0%
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	5,000	5,213
OneMain Financial Holdings, Inc. Company Guar. Notes 7.25% due 12/15/2021*	10,000	10,425
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	7,000	6,107
		21,745
Finance-Credit Card — 0.0%
Alliance Data Systems Corp. Company Guar. Notes 5.38% due 08/01/2022*	15,000	14,475
Finance-Investment Banker/Broker — 0.1%
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	30,000	32,035
E*TRADE Financial Corp. Senior Notes 4.63% due 09/15/2023	10,000	10,200
E*TRADE Financial Corp. Senior Notes 5.38% due 11/15/2022	10,000	10,582
		52,817
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 3.75% due 02/01/2022	15,000	15,451
Finance-Other Services — 0.0%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	5,000	5,145
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	25,000	25,313
		30,458
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	10,000	10,525
WhiteWave Foods Co. Company Guar. Notes 5.38% due 10/01/2022	15,000	16,425
		26,950
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 8.25% due 02/01/2020*	6,000	6,150

19

Food-Misc./Diversified — 0.1%
Kraft Foods Group, Inc. Company Guar. Notes 6.50% due 02/09/2040	9,000	10,966
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	45,000	42,344
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	5,000	5,013
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	25,000	24,734
		83,057
Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	10,000	9,625
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022	14,000	14,560
Service Corp. International Senior Notes 5.38% due 05/15/2024	24,000	25,020
		39,580
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc. Company Guar. Notes 5.88% due 03/15/2021	11,000	11,385
Scientific Games International, Inc. Company Guar. Notes 6.25% due 09/01/2020	5,000	4,250
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	15,000	16,087
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	45,000	44,775
		76,497
Gas-Transportation — 0.0%
Southern Star Central Corp. Senior Notes 5.13% due 07/15/2022*	15,000	15,188
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	30,000	31,313
Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	5,000	5,025
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 9.63% due 10/01/2021*(4)	5,000	5,288
Hotels/Motels — 0.1%
Diamond Resorts International, Inc. Senior Sec. Notes 7.75% due 09/01/2023*	20,000	20,000
Diamond Resorts International, Inc. Senior Notes 10.75% due 09/01/2024*	10,000	9,725
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024*	10,000	9,700
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	10,000	9,862
		49,287
Human Resources — 0.0%
Ceridian HCM Holding, Inc. Senior Notes 11.00% due 03/15/2021*	31,000	31,852
Independent Power Producers — 0.1%
Calpine Corp. Senior Notes 5.75% due 01/15/2025	30,000	28,950
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,128
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	3,000	3,135
Dynegy, Inc. Company Guar. Notes 6.75% due 11/01/2019	35,000	35,612
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	20,000	13,650
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027*	15,000	14,175
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026*	10,000	9,950
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	20,000	20,850
		129,450
Insurance Brokers — 0.0%
Alliant Holdings Intermediated LLC Senior Notes 8.25% due 08/01/2023*	10,000	10,325
HUB International, Ltd. Senior Notes 7.88% due 10/01/2021*	17,000	17,959
		28,284

20

Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/2040	5,000	6,519
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	20,000	19,975
OneAmerica Financial Partners, Inc. Senior Notes 7.00% due 10/15/2033*	20,000	22,711
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	19,466
		68,671
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 03/30/2040	25,000	30,851
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/2031*	15,000	20,891
		51,742
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	67,552
Insurance-Property/Casualty — 0.0%
Travelers Property Casualty Corp. Company Guar. Notes 7.75% due 04/15/2026	15,000	19,701
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	25,828
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	15,000	15,506
Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp Sec. Notes 7.00% due 02/01/2019*	11,000	10,725
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	20,000	20,800
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	15,300
Terex Corp. Company Guar. Notes 6.00% due 05/15/2021	5,000	5,113
Vander Intermediate Holding II Corp. Senior Notes 9.75% due 02/01/2019*(12)	5,262	3,736
		55,674
Machinery-General Industrial — 0.1%
Manitowoc Foodservice, Inc. Senior Notes 9.50% due 02/15/2024	30,000	34,575
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	10,000	10,875
		45,450
Medical Instruments — 0.0%
Halyard Health, Inc. Company Guar. Notes 6.25% due 10/15/2022	10,000	10,300
Medical-Biomedical/Gene — 0.0%
AMAG Pharmaceuticals, Inc. Company Guar. Notes 7.88% due 09/01/2023*	20,000	20,000
Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,000	3,962
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	10,000	8,475
		12,437
Medical-HMO — 0.1%
Centene Corp. Senior Notes 4.75% due 05/15/2022	15,000	15,150
Centene Corp. Senior Notes 4.75% due 01/15/2025	5,000	4,881
Centene Corp. Senior Notes 5.63% due 02/15/2021	5,000	5,257
Centene Corp. Senior Notes 6.13% due 02/15/2024	15,000	15,806
Molina Healthcare, Inc. Company Guar. Notes 5.38% due 11/15/2022	10,000	10,150
		51,244
Medical-Hospitals — 0.2%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.13% due 07/01/2022	10,000	9,938
Acadia Healthcare Co., Inc. Company Guar. Notes 6.13% due 03/15/2021	20,000	20,625
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	23,000	15,985

21

HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	6,000	6,165
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	5,000	5,144
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	30,000	31,012
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	5,000	5,013
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	49,000	53,606
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,000	3,405
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	9,000	8,921
Tenet Healthcare Corp. FRS Senior Sec. Notes 4.46% due 06/15/2020	15,000	15,112
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	14,000	14,665
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	25,000	26,375
		215,966
Medical-Outpatient/Home Medical — 0.0%
Air Medical Merger Sub Corp. Senior Notes 6.38% due 05/15/2023*	35,000	33,600
Metal Processors & Fabrication — 0.0%
Grinding Media, Inc./MC Grinding Media Canada, Inc. Senior Sec. Notes 7.38% due 12/15/2023*(4)	5,000	5,253
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	15,000	15,150
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	10,000	10,600
Zekelman Industries, Inc. Senior Sec. Notes 9.88% due 06/15/2023*	10,000	11,200
		42,203
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 6.75% due 02/01/2022*(4)	13,000	13,357
Freeport-McMoRan, Inc. Company Guar. Notes 6.88% due 02/15/2023*(4)	15,000	15,750
		29,107
Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	16,000	15,680
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	34,000	34,765
Joseph T Ryerson & Son, Inc. Senior Sec. Notes 11.00% due 05/15/2022*	10,000	11,000
		61,445
Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	24,623
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 12/01/2045	10,000	13,867
21st Century Fox America, Inc. Company Guar. Notes 7.85% due 03/01/2039	9,000	12,090
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	10,000	12,825
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	20,000	25,862
		89,267
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	10,000	10,050
Oil Companies-Exploration & Production — 0.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 7.88% due 12/15/2024*(4)	15,000	15,525
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	10,000	11,193
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	11,000	11,110
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	11,000	11,247
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	5,119
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	24,000	21,360

22

Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	5,000	5,175
Chesapeake Energy Corp. Sec. Notes 8.00% due 12/15/2022*	21,000	22,654
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025*(4)	5,000	5,100
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	20,000	19,960
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	6,000	6,217
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	24,000	24,871
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	5,000	4,613
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	10,000	9,800
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	15,000	15,141
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	10,000	9,000
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	17,000	18,402
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	7,000	6,956
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	15,000	19,033
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 11/01/2024*	5,000	4,900
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025*(4)	15,000	15,085
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 8.13% due 09/15/2023*(4)	10,000	10,675
EOG Resources, Inc. Senior Notes 5.63% due 06/01/2019	15,000	16,209
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	5,000	5,373
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	33,000	30,422
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*	15,000	15,600
Hess Corp. Senior Notes 7.30% due 08/15/2031	10,000	11,647
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	15,000	19,208
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	5,000	5,037
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	20,000	20,725
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	5,000	4,849
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	10,000	10,196
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	25,000	26,344
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	20,000	20,500
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	10,000	10,250
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.38% due 01/15/2025*(4)	5,000	5,017
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021*(4)	20,000	20,950
Samson Investment Co. Company Guar. Notes 9.75% due 02/15/2020(10)(13)	39,000	2,048
SandRidge Energy, Inc. Escrow Notes 8.75% due 06/01/2020†(1)(4)	15,000	30
SM Energy Co. Senior Notes 5.00% due 01/15/2024	10,000	9,425
SM Energy Co. Senior Notes 6.13% due 11/15/2022	10,000	10,125
SM Energy Co. Senior Notes 6.50% due 11/15/2021	11,000	11,220
SM Energy Co. Senior Notes 6.50% due 01/01/2023	3,000	3,049

23

SM Energy Co. Senior Notes 6.75% due 09/15/2026	10,000	10,300
Whiting Petroleum Corp. Company Guar. Notes 5.00% due 03/15/2019	10,000	10,039
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	6,000	5,975
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	21,000	21,525
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	15,000	16,125
		595,324
Oil Companies-Integrated — 0.0%
Murphy Oil Corp. Senior Notes 6.88% due 08/15/2024	15,000	15,975
Oil-Field Services — 0.0%
Chesapeake Oilfield Escrow Notes 6.63% due 11/15/2019†(1)(4)	20,000	2
Seventy Seven Energy, Inc. Escrow Notes 6.50% due 07/15/2022†(1)(4)	5,000	1
		3
Paper & Related Products — 0.0%
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	13,459
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	7,231
Mercer International, Inc. Company Guar. Notes 7.75% due 12/01/2022	15,000	15,750
		36,440
Physicians Practice Management — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	5,000	5,150
Pipelines — 0.4%
Boardwalk Pipelines LP Company Guar. Notes 5.95% due 06/01/2026	5,000	5,431
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025*(4)	15,000	15,305
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	10,000	9,875
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	37,204
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	15,000	15,487
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	11,000	12,265
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	15,000	16,061
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	15,000	16,206
EQT Midstream Partners LP Senior Notes 4.00% due 08/01/2024	20,000	19,725
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 5.50% due 05/15/2022*	3,000	3,134
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	10,000	10,425
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	3,987
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019	10,000	10,144
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	29,411
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	9,000	9,132
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.50% due 04/15/2023	11,000	11,357
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	14,000	15,401
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	5,000	4,912
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	10,000	9,750
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027*	45,000	45,394

24

Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026*	45,000	48,487
Spectra Energy Capital LLC Company Guar. Notes 8.00% due 10/01/2019	15,000	17,061
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.25% due 01/15/2025	5,000	5,106
Texas Gas Transmission LLC Senior Notes 4.50% due 02/01/2021*(4)	18,000	18,639
Valero Energy Partners LP Senior Notes 4.38% due 12/15/2026	7,000	7,063
Williams Cos., Inc. Senior Notes 7.75% due 06/15/2031	10,000	11,400
Williams Cos., Inc. Senior Notes 7.88% due 09/01/2021	6,000	6,855
Williams Cos., Inc. Senior Notes 8.75% due 03/15/2032	5,000	6,037
Williams Partners LP Senior Notes 3.60% due 03/15/2022	5,000	5,026
Williams Partners LP Senior Notes 5.25% due 03/15/2020	30,000	32,053
Williams Partners LP/ACMP Finance Corp Senior Notes 4.88% due 05/15/2023	18,000	18,336
Williams Partners LP/ACMP Finance Corp Senior Notes 4.88% due 03/15/2024	20,000	20,196
Williams Partners LP/ACMP Finance Corp. Senior Notes 6.13% due 07/15/2022	6,000	6,189
		503,054
Poultry — 0.0%
Pilgrim’s Pride Corp. Company Guar. Notes 5.75% due 03/15/2025*	10,000	9,975
Private Equity — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	13,895
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.00% due 08/01/2020	31,000	31,659
		45,554
Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*(4)	10,000	10,188
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	15,000	14,175
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	17,000	17,850
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	5,000	5,214
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021	20,000	20,850
		43,914
Radio — 0.0%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	5,000	5,250
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	9,000	9,405
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*(4)	5,000	4,775
		19,430
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	25,000	23,667
American Tower Corp. Senior Notes 4.00% due 06/01/2025	20,000	20,051
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	11,000	11,713
EPR Properties Company Guar. Notes 5.25% due 07/15/2023	15,000	15,590
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	15,000	14,925
Healthcare Realty Trust , Inc. Senior Notes 3.88% due 05/01/2025	20,000	19,721

25

Hospitality Properties Trust Senior Notes 4.50% due 03/15/2025	10,000	9,747
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	2,000	2,163
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	3,000	3,341
Iron Mountain, Inc. Company Guar. Notes 6.00% due 10/01/2020*	5,000	5,275
Iron Mountain, Inc. Company Guar. Notes 6.00% due 08/15/2023	19,000	20,188
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024*	5,000	5,238
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.38% due 03/01/2024	5,000	5,231
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	10,000	9,597
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	15,000	15,199
SL Green Realty Corp./SL Green Operating Partnership Company Guar. Notes 5.00% due 08/15/2018	20,000	20,830
VEREIT Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	25,000	25,125
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	25,327
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	35,000	35,472
		288,400
Real Estate Management/Services — 0.0%
CBRE Services, Inc. Company Guar. Notes 4.88% due 03/01/2026	17,000	16,938
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	11,000	11,348
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	13,000	13,405
		41,691
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 6.88% due 10/01/2021*	29,000	30,560
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	15,000	15,244
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	39,000	42,989
		58,233
Research & Development — 0.0%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	10,000	10,700
Resorts/Theme Parks — 0.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.25% due 03/15/2021	11,000	11,358
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	25,000	25,562
		36,920
Retail-Apparel/Shoe — 0.1%
L Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	16,000	17,080
L Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	32,000	35,920
		53,000
Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc. Company Guar. Notes 3.55% due 03/15/2026	10,000	9,935
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	10,000	10,283
		20,218
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	3,000	3,224
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	9,975
Penske Automotive Group, Inc. Company Guar. Notes 5.50% due 05/15/2026	10,000	9,875
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,420
		37,494

26

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	10,000	9,868
Dollar Tree, Inc. Company Guar. Notes 5.75% due 03/01/2023	5,000	5,294
		15,162
Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 4.75% due 12/01/2022	2,000	2,172
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	66,891	81,450
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	15,000	16,125
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	20,000	19,632
		119,379
Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(11)	10,000	9,525
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	15,000	15,079
Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	10,000	7,425
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(11)	10,000	7,075
		14,500
Retail-Regional Department Stores — 0.1%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	11,000	5,280
JC Penney Corp., Inc. Company Guar. Notes 5.65% due 06/01/2020	30,000	29,587
JC Penney Corp., Inc. Senior Sec. Notes 5.88% due 07/01/2023*	5,000	5,156
JC Penney Corp., Inc. Company Guar. Notes 8.13% due 10/01/2019	5,000	5,400
Neiman-Marcus Group LLC Senior Sec. Notes 7.13% due 06/01/2028	15,000	13,369
		58,792
Retail-Restaurants — 0.1%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	15,000	15,300
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	10,000	10,213
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	10,000	10,150
Landry’s, Inc. Senior Notes 6.75% due 10/15/2024*	10,000	10,150
McDonald’s Corp. Senior Notes 5.70% due 02/01/2039	18,000	20,747
		66,560
Rubber/Plastic Products — 0.0%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	25,000	24,450
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 5.00% due 12/15/2026*(4)	5,000	4,981
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,900
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	23,000	23,978
		44,859
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	5,000	4,838
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/2019	10,000	10,700
		15,538
Telecom Services — 0.0%
Level 3 Communications, Inc. Senior Notes 5.75% due 12/01/2022	5,000	5,138
West Corp. Company Guar. Notes 5.38% due 07/15/2022*	25,000	24,156
		29,294
Telecommunication Equipment — 0.1%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/2019*(20)(21)	31,000	27,125
Avaya, Inc. Sec. Notes 10.50% due 03/01/2021*(20)(21)	10,000	4,300

27

CommScope Technologies Finance LLC Company Guar. Notes 6.00% due 06/15/2025*	10,000	10,600
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	15,000	15,150
		57,175
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	4,737
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	3,000	3,173
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	14,000	14,315
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	3,000	2,685
Frontier Communications Corp. Senior Notes 8.88% due 09/15/2020	5,000	5,325
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	20,000	21,026
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	10,000	10,325
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 08/15/2022	5,000	5,163
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 01/15/2024	5,000	5,050
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	84,000	82,950
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	5,000	4,935
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	71,000	68,083
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	10,000	10,530
Verizon New Jersey, Inc. Company Guar. Notes 8.00% due 06/01/2022	25,000	30,140
Windstream Services LLC Company Guar. Notes 6.38% due 08/01/2023	16,000	14,280
		282,717
Television — 0.1%
CBS Corp. Company Guar. Notes 2.90% due 01/15/2027	24,000	22,262
CBS Corp. Company Guar. Notes 4.60% due 01/15/2045	20,000	19,249
CBS Corp. Company Guar. Notes 7.88% due 07/30/2030	7,000	9,468
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	15,000	14,887
Nexstar Escrow Corp. Company Guar. Notes 5.63% due 08/01/2024*	15,000	14,888
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	30,000	30,675
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	10,000	10,163
		121,592
Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.88% due 11/15/2026*	5,000	5,112
AMC Entertainment, Inc. Company Guar. Notes 5.75% due 06/15/2025	10,000	10,225
AMC Entertainment, Inc. Company Guar. Notes 5.88% due 02/15/2022	6,000	6,277
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	3,000	3,038
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	5,000	5,150
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	21,000	21,440
		51,242
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/2041	15,000	17,706
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	15,000	18,306
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	20,000	23,396
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	34,000	35,190
		94,598

28

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	10,000		10,200
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*(4)	16,000		15,308
Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	5,000		5,025
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	15,000		15,450
			20,475
Total U.S. Corporate Bonds & Notes (cost $7,578,122)			7,863,348
FOREIGN CORPORATE BONDS & NOTES — 0.7%
Auction Houses/Art Dealers — 0.0%
Ritchie Bros Auctioneers, Inc. Company Guar. Notes 5.38% due 01/15/2025*(4)	5,000		5,100
Banks-Commercial — 0.1%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	80,000		99,337
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000		10,743
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	10,000		10,653
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031	19,000		18,560
			139,293
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	20,000		20,650
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 6.25% due 04/15/2023*	25,000		25,875
Building-Residential/Commercial — 0.1%
Brookfield Residential Properties, Inc. Company Guar. Notes 6.50% due 12/15/2020*	27,000		27,607
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*	11,000		11,055
Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*	20,000		20,300
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*(4)	5,000		5,063
			64,025
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*	5,000		5,200
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 4.75% due 04/15/2019*	5,000		5,025
Bombardier, Inc. Senior Notes 8.75% due 12/01/2021*	15,000		15,919
			20,944
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	5,000		4,950
Teck Resources, Ltd. Company Guar. Notes 3.75% due 02/01/2023	5,000		4,725
Teck Resources, Ltd. Company Guar. Notes 4.75% due 01/15/2022	5,000		5,012
Teck Resources, Ltd. Company Guar. Notes 8.00% due 06/01/2021*	5,000		5,500
			20,187
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025	51,000		65,802
Electric-Integrated — 0.0%
Iberdrola International BV Company Guar. Notes 6.75% due 07/15/2036	10,000		12,231
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	24,000	18,814
Gold Mining — 0.0%
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*	10,000		10,250
New Gold, Inc. Company Guar. Notes 7.00% due 04/15/2020*	15,000		15,375
			25,625

29

Hazardous Waste Disposal — 0.0%
Tervita Corp. Company Guar. Notes 10.88% due 02/15/2018*(10)	3,000	60
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	5,000	5,175
Medical Products — 0.0%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	10,000	8,950
Medical-Biomedical/Gene — 0.0%
Concordia International Corp. Senior Notes 7.00% due 04/15/2023*	15,000	4,725
Medical-Drugs — 0.1%
DPx Holdings BV Senior Notes 7.50% due 02/01/2022*	25,000	26,437
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	5,000	4,672
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	29,000	26,736
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*	20,000	16,900
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	5,000	3,750
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	19,000	14,345
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	10,000	7,513
		100,353
Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	3,000	2,945
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 6.75% due 02/15/2020*	5,000	4,987
First Quantum Minerals, Ltd. Company Guar. Notes 7.00% due 02/15/2021*	15,000	14,919
		19,906
Metal-Diversified — 0.0%
Hudbay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*(4)	5,000	5,197
Motion Pictures & Services — 0.0%
LG FinanceCo Corp. Company Guar. Notes 5.88% due 11/01/2024*	15,000	15,225
Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,000	1,037
Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	25,000	17,250
Precision Drilling Corp. Company Guar. Notes 7.75% due 12/15/2023*	5,000	5,275
		22,525
Oil Companies-Exploration & Production — 0.1%
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	6,000	5,295
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	10,000	9,250
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	5,000	4,525
Seven Generations Energy, Ltd. Company Guar. Notes 6.75% due 05/01/2023*	10,000	10,650
Seven Generations Energy, Ltd. Company Guar. Notes 8.25% due 05/15/2020*	14,000	14,840
		44,560
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	20,000	19,533
Cenovus Energy, Inc. Senior Notes 4.45% due 09/15/2042	5,000	4,330
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	20,000	22,300
Statoil ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	33,430
		79,593

30

Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	15,000	17,400
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	15,000	15,358
Retail-Restaurants — 0.1%
New Red Finance, Inc. Senior Sec. Notes 4.63% due 01/15/2022*	5,000	5,100
New Red Finance, Inc. Sec. Notes 6.00% due 04/01/2022*	30,000	31,350
		36,450
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	12,000	9,150
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	1,000	327
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	8,000	2,500
		11,977
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	10,000	10,950
ArcelorMittal Senior Notes 8.00% due 10/15/2039	2,000	2,195
ArcelorMittal Senior Notes 10.85% due 06/01/2019	8,000	9,360
		22,505
Telephone-Integrated — 0.0%
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	6,676
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	25,625
Total Foreign Corporate Bonds & Notes (cost $886,432)		869,988
LOANS(8)(9)(14) — 0.1%
Building & Construction Products-Misc. — 0.0%
CPG International, Inc. FRS BTL 4.75% due 09/30/2020	4,811	4,844
Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. FRS BTL-B6 11.25% due 03/01/2017(13)	38,791	42,767
Caesars Growth Properties Holdings LLC FRS BTL-B 6.25% due 05/08/2021	34,821	35,071
		77,838
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. FRS BTL 4.25% due 09/07/2023	14,963	15,090
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 4.25% due 07/06/2021	9,669	9,668
Telecommunication Equipment — 0.0%
Avaya Inc. FRS BTL 6.25% due 04/30/2020(20)(21)	14,689	12,706
Total Loans (cost $116,768)		120,146
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	35,081
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	17,107
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	42,405
Total Municipal Bonds & Notes (cost $70,189)		94,593
U.S. GOVERNMENT AGENCIES — 2.9%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 06/01/2035	4,801	5,394
7.50% due 10/01/2029	5,558	6,512
Federal Home Loan Mtg. Corp., REMIC FRS
Series 2990, Class LB
15.15% due 06/15/2034(3)(15)	17,195	21,456
Series 3065, Class DC
17.75% due 03/15/2035(3)(15)	32,629	39,109
Series 3072, Class SM
21.22% due 11/15/2035(3)(15)	18,207	25,389
		97,860

31

Federal National Mtg. Assoc. — 2.8%
Fannie Mae Connecticut Avenue Securities
Series 2014-C03, Class 2M1
1.96% due 07/25/2024 FRS(3)	2,104	2,106
Series 2016-C05, Class 2M1
2.11% due 01/25/2029 FRS(3)	9,719	9,741
Series 2016-C03, Class 1M2
6.06% due 10/25/2028 FRS(3)	40,000	43,781
Series 2015-C04, Class 1M2
6.46% due 04/25/2028 FRS(3)	15,000	16,616
Federal National Mtg. Assoc.
3.00% due January TBA	1,000,000	993,414
3.50% due January TBA	1,000,000	1,024,922
4.00% due 05/01/2019	44,453	45,770
4.00% due 09/01/2020	6,215	6,400
4.00% due January TBA	1,000,000	1,051,309
4.50% due 04/01/2018	449	462
4.50% due 03/01/2020	2,830	2,922
4.50% due 04/01/2020	6,397	6,574
4.50% due 09/01/2020	4,240	4,358
4.50% due 11/01/2020	2,442	2,538
5.00% due 03/01/2021	1,738	1,779
5.50% due 03/01/2018	856	869
6.00% due 06/01/2036	2,120	2,425
6.50% due 01/01/2036	394	446
6.50% due 06/01/2036	6,995	7,914
6.50% due 07/01/2036	5,494	6,270
6.50% due 09/01/2036	15,408	17,432
6.50% due 11/01/2036	21,617	24,457
7.00% due 06/01/2033	4,834	5,393
7.00% due 04/01/2035	7,980	9,495
7.50% due 04/01/2024	6,411	7,008
Federal National Mtg. Assoc., REMIC
Series 2001-50, Class BI
0.39% due 10/25/2041 VRS(3)(6)	103,250	1,825
Series 2005-75, Class GS
17.98% due 08/25/2035 FRS(3)(15)	10,135	13,914
Series 2005-122, Class SE
20.45% due 11/25/2035 FRS(3)(15)	12,442	17,407
Series 2006-8, Class HP
21.79% due 03/25/2036 FRS(3)(15)	19,875	29,168
		3,356,715
Government National Mtg. Assoc. — 0.0%
6.50% due 08/20/2037	20,010	23,405
6.50% due 09/20/2037	4,897	5,701
		29,106
Total U.S. Government Agencies (cost $3,489,663)		3,483,681
U.S. GOVERNMENT TREASURIES — 3.9%
United States Treasury Bonds — 0.6%
2.75% due 08/15/2042(16)	540,000	510,153
3.75% due 11/15/2043	140,000	158,730
		668,883
United States Treasury Notes — 3.3%
0.75% due 12/31/2017	180,000	179,705
0.88% due 06/15/2019	480,000	474,975
1.13% due 12/31/2019(16)	640,000	633,775
1.38% due 09/30/2018	430,000	431,612
1.63% due 04/30/2019	100,000	100,781
1.88% due 11/30/2021	430,000	428,841
2.00% due 11/30/2020	30,000	30,310
2.00% due 02/15/2022	680,000	681,062
2.38% due 08/15/2024	950,000	954,416
		3,915,477
Total U.S. Government Treasuries (cost $4,592,878)		4,584,360
EXCHANGE-TRADED FUNDS — 1.2%
iShares MSCI India ETF	3,129	83,889
SPDR S&P 500 ETF Trust, Series 1	5,400	1,207,062
SPDR S&P MidCap 400 ETF Trust	600	181,038
Total Exchange-Traded Funds (cost $1,491,406)		1,471,989
EQUITY CERTIFICATES(4) — 0.4%
Aerospace/Defense-Equipment — 0.1%
UBS AG - Bharat Electronics, Ltd.	2,073	41,999
Appliances — 0.0%
UBS AG - Joyoung Co., Ltd.	2,000	5,189
Auto-Heavy Duty Trucks — 0.0%
UBS AG - Zhengzhou Yutong Bus Co., Ltd.	14,065	39,648
Banks-Commercial — 0.1%
UBS AG - State Bank of India	19,488	71,842
Batteries/Battery Systems — 0.0%
UBS AG - Exide Industries, Ltd.	13,818	36,668
Beverages-Wine/Spirits — 0.1%
UBS AG - Wuliangye Yibin Co., Ltd.	12,999	64,495
Diversified Financial Services — 0.0%
UBS AG - Shriram Transport Finance Co., Ltd.	2,702	33,977
Electric-Transmission — 0.0%
UBS AG - Power Grid Corp of India, Ltd.	14,994	40,539
Finance-Mortgage Loan/Banker — 0.0%
UBS AG - Housing Development Finance Corp., Ltd.	768	14,287
Food-Misc./Diversified — 0.0%
Merrill Lynch - Herfy Food Services Co.	1,382	28,759
Industrial Audio & Video Products — 0.0%
UBS AG- Hangzhou Hikvision Digital Technology Co., Ltd.	3,100	10,621
Insurance-Life/Health — 0.0%
Merrill Lynch - Bupa Arabia for Cooperative Insurance Co.	799	27,889

32

Medical-Drugs — 0.1%
UBS AG - Aurobindo Pharma, Ltd.	4,149	40,915
Transport-Services — 0.0%
UBS AG - Shenzhen Airport Co.	24,112	27,757
Travel Services — 0.0%
UBS AG - Cox & Kings, Ltd.	4,235	11,213
Total Equity Certificates (cost $494,204)		495,798
WARRANTS† — 0.0%
Oil Companies-Exploration & Production — 0.0%
Halcon Resources Corp. Expires 09/09/2020 (Strike Price $14.04)	198	456
Oil-Field Services — 0.0%
Seventy Seven Energy, Inc. Expires 08/01/2021 (Strike price $23.82)	43	892
Total Warrants (cost $2,943)		1,348
RIGHTS — 0.0%
Electric-Generation — 0.0%
Vistra Energy Corp.† (cost $0)	1,362	18
OPTIONS — PURCHASED†(4)(17) — 0.0%
iShares MSCI Emerging Markets ETF (cost $15,440)	20,587	16,882
Total Long-Term Investment Securities (cost $101,176,907)		108,042,786
SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Treasuries — 0.4%
United States Treasury Bills
0.32% due 01/12/2017	209,000	208,979
0.44% due 02/16/2017(16)	279,000	278,850
Total Short-Term Investment Securities (cost $487,823)		487,829
REPURCHASE AGREEMENTS — 11.2%
Agreement with Bank of America Securities LLC, bearing interest at 0.46%, dated 12/30/2016, to be repurchased 01/03/2017 in the amount of $13,299,680 collateralized by $13,945,000 of United States Treasury Notes, bearing interest at 1.13% due 02/28/2021 and having an approximate value of $13,620,343 (cost $13,299,000)	13,299,000	13,299,000
TOTAL INVESTMENTS (cost $114,963,730)(19)	102.5%	121,829,615
Liabilities in excess of other assets	(2.5)	(3,013,748)
NET ASSETS	100.0%	$118,815,867

WHEN-ISSUED SECURITIES SOLD — (0.1)%
Common Stocks — (0.1)%
Computer Services — (0.1)%
Conduent, Inc.† (cost $95,360)	(6,215)	(92,604)

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2016, the aggregate value of these securities was $4,139,887 representing 3.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)	Illiquid security. At December 31, 2016, the aggregate value of these securities was $856,544 representing 0.7% of net assets.
(5)	Commercial Mortgage Backed Security
(6)	Interest Only
(7)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 1).
(8)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)	Security in default of interest.
(11)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(12)

PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

(13)	Company has filed for bankruptcy protection.
(14)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

33

(15)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2016.
(16)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(17)	Options Purchased:

Over the Counter Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at December 31, 2016	Unrealized Appreciation (Depreciation)
iShares MSCI Emerging Markets ETF	February 2017	$34.50	20,587	$15,440	$16,882	$1,442

(18)	Denominated in United States Dollars unless otherwise indicated.
(19)	See Note 4 for cost of investments on a tax basis.
(20)	Subsequent to December 31, 2016, security in default of interest.
(21)	Subsequent to December 31, 2016, company has filed for bankruptcy protection.
ADR	— American Depositary Receipt
BATS	— Better Alternative Trading System
BTL	— Bank Term Loan
CAD	— Canadian Dollar
DAC	— Designated Activity Company
Euronext	— Euronext Stock Exchange, Amsterdam
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
REMIC	— Real Estate Mortgage Investment Conduit
RSP	— Risparmio Shares-Savings Shares on the Italian Stock Exchange
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Over the Counter Put Options - Written
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at December 31, 2016	Unrealized Appreciation (Depreciation)
iShares MSCI Emerging Markets ETF	February 2017	$32.50	20,587	$6,588	$7,001	$(413)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2016	Unrealized Appreciation (Depreciation)
106	Long	Russell 2000 Mini Index	March 2017	7,258,735	$7,191,570	$(67,165)
67	Long	S&P 500 E-Mini Index	March 2017	7,475,357	7,491,270	15,913
10	Short	S&P 500 E-Mini Index	March 2017	1,115,725	1,118,100	(2,375)
66	Long	U.S. Treasury 10 Year Notes	March 2017	8,220,094	8,202,563	(17,531)
46	Short	U.S. Treasury 10 Year Notes	March 2017	5,729,157	5,716,938	12,219
6	Short	U.S. Treasury 10 Year Ultra Notes	March 2017	796,406	804,375	(7,969)
3	Long	U.S. Treasury 2 Year Notes	March 2017	650,297	650,063	(234)
43	Short	U.S. Treasury 2 Year Notes	March 2017	9,320,922	9,317,563	3,359
3	Long	U.S. Treasury 5 Year Notes	March 2017	353,484	352,992	(492)
53	Short	U.S. Treasury 5 Year Notes	March 2017	6,244,492	6,236,195	8,297
						$(55,978)

34

Over the Counter Total Return Swap Contracts
					Value
	Notional					Unrealized
	Amount	Termination	Fixed Payments Received	Total Return Received or	Upfront Premiums	Appreciation
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio	Paid by Portfolio	Paid/(Received)	(Depreciation)

Citibank N.A.	6,342	12/01/17	(3 Month USD LIBOR-BBA plus 37 bps)	Citibank U.S. Equity Custom Basket	$—	$140,029
Citibank N.A.@	5,636	11/27/17	3 Month USD LIBOR plus 9 bps	Russell 1000 Index Total Return	—	(92,081)
Goldman Sachs International	30	12/15/20	1 Month USD LIBOR minus 100 bps	Engro Corp, Ltd.	—	804
Goldman Sachs International	8	12/15/20	(1 Month USD LIBOR minus 100 bps)	Engro Corp, Ltd.	—	213
Goldman Sachs International	61	12/15/20	1 Month USD LIBOR minus 100 bps	Goldman Sachs U.S. Equity Custom Basket	—	2,452
Net Unrealized Appreciation (Depreciation)					$—	$51,417

BBA — British Banker’s Association

LIBOR — London Interbank Offered Rate

@  Fair valued swap contracts. Total return swap contracts are classified as Level 2 based on swaps valuation inputs (see Note 1).

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	CAD	600	USD	461	01/18/2017	$14	$—
	USD	457	CAD	600	01/18/2017	—	(10)
	USD	563,875	GBP	444,500	03/16/2017	—	(15,109)
						14	(15,119)
Barclays Bank PLC	USD	90,176	HKD	698,700	02/16/2017	—	(54)
	USD	342,850	JPY	35,824,100	02/16/2017	—	(35,661)
						—	(35,715)
Citibank N.A.	CAD	18,200	USD	13,873	01/18/2017	315	—
	USD	461	CAD	600	01/18/2017	—	(14)
	USD	158,689	DKK	1,100,000	03/16/2017	—	(2,334)
	USD	283,637	EUR	263,500	03/16/2017	—	(5,281)
						315	(7,629)
Credit Suisse AG	USD	207,582	AUD	271,400	01/18/2017	—	(11,799)
	USD	600,727	JPY	62,757,400	02/16/2017	—	(62,586)
	USD	408,466	CHF	409,700	03/16/2017	—	(4,336)
	USD	104,966	GBP	82,800	03/16/2017	—	(2,743)
						—	(81,464)
Goldman Sachs International	TWD	3,631,100	USD	113,157	02/16/2017	1,186	—

JPMorgan Chase Bank	KRW	236,003,900	USD	198,031	02/16/2017	2,573	—
	NOK	450,600	USD	53,583	03/16/2017	1,377	—
	USD	284,116	AUD	379,000	01/18/2017	—	(10,713)
	USD	304,029	JPY	34,601,500	02/16/2017	—	(7,323)
	USD	157,484	SGD	218,600	02/16/2017	—	(6,575)
	USD	257,560	CHF	258,400	03/16/2017	—	(2,674)
	USD	423,651	EUR	394,900	03/16/2017	—	(6,486)
	USD	173,017	SEK	1,581,500	03/16/2017	1,298	—
						5,248	(33,771)
State Street Bank and Trust Co.	USD	11,692	ILS	43,900	01/18/2017	—	(292)

UBS AG	USD	181,096	AUD	236,900	01/18/2017	—	(10,200)

Net Unrealized Appreciation (Depreciation)						$6,763	$(184,190)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — New Israeli Sheqel

JPY — Japanese Yen

KRW — South Korean Won

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

TWD — New Taiwan Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Airlines	$755,043	$26,791	$—	$781,834
Finance-Other Services	8,502	58,934	—	67,436
Oil Companies-Exploration & Production	424,222	—	810	425,032
Retail-Appliances	—	34,918	—	34,918
Other Industries	84,913,996	—	—	84,913,996
Convertible Preferred Securities	14,393	—	—	14,393
Preferred Securities	35,604	—	—	35,604
Preferred Securities/Capital Securities	—	881,590	—	881,590
Asset Backed Securities	—	1,856,226	—	1,856,226
Convertible Bonds & Notes	—	29,606	—	29,606
U.S. Corporate Bonds & Notes:
Oil Companies-Exploration & Production	—	595,294	30	595,324
Oil-Field Services	—	—	3	3
Other Industries	—	7,268,021	—	7,268,021
Foreign Corporate Bonds & Notes	—	869,988	—	869,988
Loans	—	120,146	—	120,146
Municipal Bonds & Notes	—	94,593	—	94,593
U.S. Government Agencies	—	3,483,681	—	3,483,681
U.S. Government Treasuries	—	4,584,360	—	4,584,360
Exchange-Traded Funds	1,471,989	—	—	1,471,989
Equity Certificates	—	495,798	—	495,798
Warrants	1,348	—	—	1,348
Rights	—	18	—	18
Options-Purchased	—	16,882	—	16,882
Short-Term Investment Securities	—	487,829	—	487,829
Repurchase Agreements	—	13,299,000	—	13,299,000
Total Investments at Value*	$87,625,097	$34,203,675	$843	$121,829,615

Other Financial Instruments:†
Futures Contracts	$39,788	$—	$—	$39,788
Over the Counter Total Return Swap Contracts	—	143,498	—	143,498
Forward Foreign Currency Contracts	—	6,763	—	6,763
Total Other Financial Instruments	$39,788	$150,261	$—	$190,049

LIABILITIES:
When-issued Securities Sold:
Common Stocks	$92,604	$—	$—	$92,604
Other Financial Instruments:†
Over the Counter Put Options - Written	—	413	—	413
Futures Contracts	95,766	—	—	95,766
Over the Counter Total Return Swap Contracts	—	92,081	—	92,081
Forward Foreign Currency Contracts	—	184,190	—	184,190
Total Other Financial Instruments	$188,370	$276,684	$—	$465,054

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

35

SEASONS SERIES TRUST STOCK PORTFOLIO

Portfolio of Investments — December 31, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.4%
Aerospace/Defense — 1.4%
Boeing Co.	37,200	$5,791,297
Airlines — 1.7%
American Airlines Group, Inc.	125,814	5,874,256
Delta Air Lines, Inc.	18,900	929,691
		6,803,947
Applications Software — 6.6%
Dropbox, Inc., Class A†(1)(2)(3)	38,413	334,321
Microsoft Corp.	267,700	16,634,878
salesforce.com, Inc.†	98,400	6,736,464
ServiceNow, Inc.†	50,335	3,741,904
		27,447,567
Auto-Cars/Light Trucks — 2.2%
Ferrari NV	57,660	3,352,352
Tesla Motors, Inc.†	26,021	5,560,428
		8,912,780
Auto/Truck Parts & Equipment-Original — 0.8%
Delphi Automotive PLC	46,100	3,104,835
Banks-Commercial — 0.2%
First Republic Bank	9,184	846,214
Banks-Fiduciary — 0.8%
State Street Corp.	44,000	3,419,680
Building Products-Cement — 0.4%
Martin Marietta Materials, Inc.	7,637	1,691,825
Casino Hotels — 1.5%
Las Vegas Sands Corp.	45,200	2,414,132
MGM Resorts International†	135,980	3,920,303
		6,334,435
Cellular Telecom — 0.4%
T-Mobile US, Inc.†	30,700	1,765,557
Chemicals-Specialty — 0.3%
Ashland Global Holdings, Inc.	10,300	1,125,687
Commercial Services-Finance — 2.4%
Equifax, Inc.	5,038	595,643
IHS Markit, Ltd.†	38,502	1,363,356
PayPal Holdings, Inc.†	204,976	8,090,402
		10,049,401
Computers — 2.9%
Apple, Inc.	103,500	11,987,370
Data Processing/Management — 1.1%
Fidelity National Information Services, Inc.	13,700	1,036,268
Fiserv, Inc.†	32,117	3,413,395
		4,449,663
Diagnostic Equipment — 1.4%
Danaher Corp.	73,400	5,713,456
Diversified Banking Institutions — 2.4%
JPMorgan Chase & Co.	35,200	3,037,408
Morgan Stanley	163,300	6,899,425
		9,936,833
Diversified Manufacturing Operations — 0.2%
Illinois Tool Works, Inc.	6,900	844,974
E-Commerce/Products — 8.7%
Alibaba Group Holding, Ltd. ADR†	53,500	4,697,835
Amazon.com, Inc.†	41,500	31,119,605
Flipkart, Ltd.†(1)(2)(3)	922	86,917
		35,904,357
E-Commerce/Services — 5.1%
Ctrip.com International, Ltd. ADR†	45,800	1,832,000
MercadoLibre, Inc.	11,300	1,764,382
Priceline Group, Inc.†	12,030	17,636,702
		21,233,084
Electric-Integrated — 0.7%
NextEra Energy, Inc.	24,300	2,902,878
Electronic Components-Semiconductors — 0.6%
NVIDIA Corp.	24,900	2,657,826
Electronic Measurement Instruments — 0.5%
Fortive Corp.	40,800	2,188,104
Enterprise Software/Service — 0.5%
Workday, Inc., Class A†	31,600	2,088,444
Finance-Credit Card — 5.2%
MasterCard, Inc., Class A	88,700	9,158,275
Visa, Inc., Class A	159,100	12,412,982
		21,571,257
Finance-Investment Banker/Broker — 1.5%
Charles Schwab Corp.	76,500	3,019,455
TD Ameritrade Holding Corp.	76,202	3,322,407
		6,341,862
Finance-Other Services — 1.1%
Intercontinental Exchange, Inc.	81,900	4,620,798
Food-Misc./Diversified — 0.9%
Mondelez International, Inc., Class A	79,800	3,537,534
Hotels/Motels — 1.4%
Hilton Worldwide Holdings, Inc.	71,600	1,947,520
Marriott International, Inc., Class A	44,400	3,670,992
		5,618,512
Instruments-Controls — 0.7%
Honeywell International, Inc.	25,700	2,977,345
Internet Application Software — 1.3%
Tencent Holdings, Ltd.	213,800	5,230,235
Internet Content-Entertainment — 4.5%
Facebook, Inc., Class A†	146,328	16,835,036
Netflix, Inc.†	13,796	1,707,945
		18,542,981
Internet Security — 0.8%
Palo Alto Networks, Inc.†	7,600	950,380
VeriSign, Inc.†	32,870	2,500,421
		3,450,801
Machinery-General Industrial — 1.0%
Roper Technologies, Inc.	17,100	3,130,668
Wabtec Corp.	10,131	841,076
		3,971,744
Medical Instruments — 1.5%
Intuitive Surgical, Inc.†	9,900	6,278,283
Medical Products — 1.2%
Stryker Corp.	39,700	4,756,457

1

Medical-Biomedical/Gene — 4.6%
Alexion Pharmaceuticals, Inc.†	47,242	5,780,059
Biogen, Inc.†	18,202	5,161,723
Celgene Corp.†	22,400	2,592,800
Illumina, Inc.†	17,956	2,299,086
Vertex Pharmaceuticals, Inc.†	41,286	3,041,540
		18,875,208
Medical-Drugs — 2.0%
Allergan PLC†	8,817	1,851,658
Bristol-Myers Squibb Co.	52,800	3,085,632
Zoetis, Inc.	62,400	3,340,272
		8,277,562
Medical-HMO — 4.7%
Aetna, Inc.	33,394	4,141,190
Anthem, Inc.	12,500	1,797,125
Centene Corp.†	14,859	839,682
Cigna Corp.	17,800	2,374,342
Humana, Inc.	19,370	3,952,061
UnitedHealth Group, Inc.	40,500	6,481,620
		19,586,020
Real Estate Investment Trusts — 2.9%
American Tower Corp.	59,400	6,277,392
Crown Castle International Corp.	36,500	3,167,105
Equinix, Inc.	7,400	2,644,834
		12,089,331
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Class A†(1)(2)(3)	1,490	48,276
Retail-Apparel/Shoe — 0.7%
Ross Stores, Inc.	46,600	3,056,960
Retail-Auto Parts — 1.8%
AutoZone, Inc.†	6,143	4,851,680
O’Reilly Automotive, Inc.†	9,800	2,728,418
		7,580,098
Retail-Building Products — 1.6%
Home Depot, Inc.	22,400	3,003,392
Lowe’s Cos., Inc.	52,100	3,705,352
		6,708,744
Retail-Discount — 0.5%
Costco Wholesale Corp.	3,400	544,374
Dollar General Corp.	20,300	1,503,621
		2,047,995
Retail-Drug Store — 1.2%
Walgreens Boots Alliance, Inc.	57,320	4,743,803
Retail-Gardening Products — 0.8%
Tractor Supply Co.	43,805	3,320,857
Retail-Jewelry — 0.5%
Signet Jewelers, Ltd.	19,462	1,834,488
Retail-Restaurants — 1.3%
Starbucks Corp.	62,100	3,447,792
Yum! Brands, Inc.	27,000	1,709,910
		5,157,702
Semiconductor Components-Integrated Circuits — 1.3%
NXP Semiconductors NV†	55,849	5,473,760
Semiconductor Equipment — 0.9%
ASML Holding NV	31,600	3,545,520
Tobacco — 1.4%
Philip Morris International, Inc.	63,800	5,837,062
Transport-Services — 0.6%
FedEx Corp.	12,300	2,290,260
Web Portals/ISP — 6.7%
Alphabet, Inc., Class A†	18,700	14,818,815
Alphabet, Inc., Class C†	16,466	12,708,788
		27,527,603
Total Common Stocks (cost $333,050,049)		402,099,272
CONVERTIBLE PREFERRED SECURITIES — 1.6%
Applications Software — 0.3%
Magic Leap, Inc., Series C†(1)(2)(3)	26,666	614,198
Snap, Inc., Series F†(1)(2)(3)	23,398	718,786
		1,332,984
E-Commerce/Products — 0.2%
Flipkart, Ltd., Series A†(1)(2)(3)	316	29,789
Flipkart, Ltd., Series C†(1)(2)(3)	556	52,414
Flipkart, Ltd.,
Series E†(1)(2)(3)	1,032	97,287
Flipkart, Ltd., Series G†(1)(2)(3)	4,576	431,380
Flipkart, Ltd. Series H†(1)(2)(3)	4,257	401,307
		1,012,177
E-Commerce/Services — 1.0%
Airbnb, Inc., Series D†(1)(2)(3)	13,329	1,399,545
Airbnb, Inc., Series E†(1)(2)(3)	8,841	928,305
Uber Technologies, Inc., Series G†(1)(2)(3)	20,747	1,011,877
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)(3)	19,048	728,150
		4,067,877
Real Estate Management/Services — 0.1%
WeWork Cos., Inc., Series E†(1)(2)(3)	13,398	434,095
Total Convertible Preferred Securities (cost $6,044,233)		6,847,133
Total Long-Term Investment Securities (cost $339,094,282)		408,946,405

2

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42%(4)	617,834	617,834
T. Rowe Price Government Reserve Fund 0.43%(4)	2,562,983	2,562983
Total Short-Term Investment Securities (cost $3,180,817)		3,180,817
TOTAL INVESTMENTS (cost $342,275,099(5)	99.8%	412,127,222
Other assets less liabilities	0.2	806,220
NET ASSETS	100.0%	$412,933,442

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At December 31, 2016, the aggregate value of these securities was $7,316,647 representing 1.8% of net assets.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2016, the Stock Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
Dropbox, Inc., Class A	11/07/2014	38,413	$733,734	$334,321	$8.70	0.08%
Flipkart, Ltd.	03/19/2015	922	105,108	86,917	94.27	0.02
WeWork Cos., Inc., Class A	06/23/2015	1,490	49,006	48,276	32.40	0.01

Convertible Preferred Securities
Airbnb, Inc.,
Series D	04/16/2014	13,329	542,664	1,399,545	105.00	0.34
Airbnb, Inc.,
Series E	07/14/2015	8,841	823,048	928,305	105.00	0.22
Flipkart, Ltd.,
Series A	03/19/2015	316	36,022	29,789	94.27	0.01
Flipkart, Ltd.,
Series C	03/19/2015	556	63,384	52,414	94.27	0.01
Flipkart, Ltd.,
Series E	03/19/2015	1,032	117,648	97,287	94.27	0.02
Flipkart, Ltd.,
Series G	12/17/2014	4,576	548,022	431,380	94.27	0.10
Flipkart, Ltd.,
Series H	04/17/2015	4,257	605,516	401,307	94.27	0.10
Magic Leap, Inc.,
Series C	01/20/2016	26,666	614,198	614,198	23.03	0.15
Snap, Inc.,
Series F	05/06/2016	23,398	718,787	718,786	30.72	0.17
Uber Technologies, Inc.,
Series G	12/03/2015	20,747	1,011,878	1,011,877	48.77	0.25
WeWork Cos., Inc.,
Series E	06/23/2015	13,398	440,655	434,095	32.40	0.11
Xiaoju Kuaizhi, Inc.,
Series A-17	10/19/2015	19,048	522,414	728,150	38.23	0.18
				$7,316,647		1.77%

(4)	The rate shown is the 7-day yield as of December 31, 2016.
(5)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Applications Software	$27,113,246	$—	$334,321	$27,447,567
E-Commerce/Products	35,817,440	—	86,917	35,904,357
Real Estate Management/Services	—	—	48,276	48,276
Other Industries	338,699,072	—	—	338,699,072
Convertible Preferred Securities	—	—	6,847,133	6,847,133
Short-Term Investment Securities	3,180,817	—	—	3,180,817
Total Investment at Value	$404,810,575	$—	$7,316,647	$412,127,222

*      For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2016	$547,904	$5,866,762
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	(91,888)
Change in unrealized appreciation(1)	—	571,637
Change in unrealized depreciation(1)	(78,390)	(218,164)
Net purchases	—	718,786
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of December 31, 2016	$469,514	$6,847,133

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2016 includes:

Common Stocks	Convertible Preferred Securities
$(78,390)	$261,585

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2016.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at December 31, 2016	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$334,321	Market Approach with Option Pricing Method (“OPM”)	Estimated Revenue Multiple*	3.9x -5.4x (4.8x)
			Trailing Twelve Months Sales Multiple*	9.1x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	37.0%
			Term to liquidity event in years	2.50
			Risk-free rate	1.36%

	$48,276	Market Approach	Market Transaction Price*	$50.1923
			Discount for Lack of Marketability	10.0%-15.0% (12.5%)
			2017 Enterprise Value/Sales Multiple*	14.7x
			Enterprise Value/EBITDA*	6.1x-14.1x (10.1x)

	$86,917	Market Approach and Income Approach	Market Transaction Price*	$142.2400
			Enterprise Value/Revenue Multiple*	3.1x -4.0x (3.6x)
			2017 Estimated Revenue Multiple*	3.1x
			Discount for Lack of Marketability	8.25% - 10.0% (9.125%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	4.0%

Convertible Preferred Securities	$434,095	Market Approach	Market Transaction Price*	$50.1923
			Discount for Lack of Marketability	10.0%-15.0% (12.5%)
			2017 Enterprise Value/Sales Multiple*	14.7x
			Enterprise Value/EBITDA*	6.1x-14.1x (10.1x)

	$5,400,861	Market Approach	Market Transaction Price*	$23.033 - $105.00 ($58.4587)

	$1,012,177	Market Approach and Income Approach	Market Transaction Price*	$142.2400
			Enterprise Value/Revenue Multiple*	3.1x -4.0x (3.6x)
			2017 Estimated Revenue Multiple*	3.1x
			Discount for Lack of Marketability	8.25% - 10.0% (9.125%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	4.0%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

3

SEASONS SERIES TRUST LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2016  —  (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 98.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	3,522	$82,450
Omnicom Group, Inc.	2,739	233,116
		315,566
Aerospace/Defense — 2.3%
Boeing Co.	12,431	1,935,258
General Dynamics Corp.	19,296	3,331,648
Lockheed Martin Corp.	4,064	1,015,756
Northrop Grumman Corp.	13,776	3,204,022
Raytheon Co.	3,174	450,708
Rockwell Collins, Inc.	1,324	122,814
Teledyne Technologies, Inc.†	8,947	1,100,481
TransDigm Group, Inc.	809	201,409
		11,362,096
Aerospace/Defense-Equipment — 0.1%
Harris Corp.	2,005	205,452
L3 Technologies, Inc.	561	85,334
		290,786
Agricultural Chemicals — 0.1%
Monsanto Co.	4,733	497,959
Airlines — 0.6%
Alaska Air Group, Inc.	1,273	112,953
Southwest Airlines Co.	9,930	494,911
United Continental Holdings, Inc.†	32,185	2,345,643
		2,953,507
Apparel Manufacturers — 0.3%
Carter’s, Inc.	12,561	1,085,145
Hanesbrands, Inc.	3,170	68,377
Michael Kors Holdings, Ltd.†	2,649	113,854
Under Armour, Inc., Class A†	2,964	86,104
Under Armour, Inc., Class C†	2,980	75,007
		1,428,487
Applications Software — 6.0%
Citrix Systems, Inc.†	2,516	224,704
Intuit, Inc.	24,511	2,809,206
Microsoft Corp.	338,698	21,046,694
Red Hat, Inc.†	2,897	201,921
salesforce.com, Inc.†	67,492	4,620,502
		28,903,027
Athletic Footwear — 1.0%
NIKE, Inc., Class B	99,830	5,074,359
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,125	125,055
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	2,940	187,866
Auto/Truck Parts & Equipment-Original — 0.4%
Delphi Automotive PLC	20,718	1,395,357
Mobileye NV†	19,647	748,944
		2,144,301
Banks-Commercial — 0.5%
First Republic Bank	27,685	2,550,896
Banks-Fiduciary — 0.7%
Citizens Financial Group, Inc.	3,138	111,807
Northern Trust Corp.	36,542	3,254,065
		3,365,872

Banks-Super Regional — 0.2%
Comerica, Inc.	1,528	104,072
KeyCorp	8,542	156,062
US Bancorp	14,432	741,372
		1,001,506
Beverages-Non-alcoholic — 1.6%
Coca-Cola Co.	107,521	4,457,821
Dr Pepper Snapple Group, Inc.	1,778	161,211
Monster Beverage Corp.†	40,444	1,793,287
PepsiCo, Inc.	12,955	1,355,482
		7,767,801
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	18,771	843,193
Constellation Brands, Inc., Class A	2,867	439,540
		1,282,733
Brewery — 0.4%
Molson Coors Brewing Co., Class B	19,398	1,887,619
Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	2,451	67,182
Discovery Communications, Inc., Class C†	3,558	95,283
Scripps Networks Interactive, Inc., Class A	1,537	109,696
		272,161
Building & Construction Products-Misc. — 0.3%
Fortune Brands Home & Security, Inc.	29,368	1,570,013
Building Products-Cement — 0.5%
Martin Marietta Materials, Inc.	1,024	226,847
Vulcan Materials Co.	16,288	2,038,443
		2,265,290
Building Products-Wood — 0.0%
Masco Corp.	3,283	103,808
Cable/Satellite TV — 2.5%
Charter Communications, Inc., Class A†	3,493	1,005,704
Comcast Corp., Class A	157,474	10,873,580
		11,879,284
Casino Hotels — 0.0%
Wynn Resorts, Ltd.	1,280	110,733
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	25,336	1,457,073
Chemicals-Diversified — 0.2%
E.I. du Pont de Nemours & Co.	7,011	514,608
FMC Corp.	1,425	80,598
PPG Industries, Inc.	2,257	213,873
		809,079
Chemicals-Specialty — 0.4%
Albemarle Corp.	1,814	156,149
Ashland Global Holdings, Inc.	9,349	1,021,752
International Flavors & Fragrances, Inc.	743	87,548
Valvoline, Inc.	25,805	554,808
		1,820,257
Coatings/Paint — 0.4%
Sherwin-Williams Co.	6,889	1,851,350
Commercial Services — 1.1%
Aramark	49,578	1,770,926

1

Cintas Corp.	1,388	160,398
CoStar Group, Inc.†	4,824	909,276
Ecolab, Inc.	2,328	272,888
Nielsen Holdings PLC	25,836	1,083,820
Quanta Services, Inc.†	2,439	84,999
ServiceMaster Global Holdings, Inc.†	24,869	936,815
		5,219,122
Commercial Services-Finance — 1.1%
Automatic Data Processing, Inc.	7,278	748,033
Equifax, Inc.	6,298	744,613
FleetCor Technologies, Inc.†	10,224	1,446,901
Global Payments, Inc.	2,479	172,067
Moody’s Corp.	2,683	252,926
PayPal Holdings, Inc.†	18,101	714,446
S&P Global, Inc.	10,353	1,113,362
Total System Services, Inc.	2,669	130,861
Western Union Co.	5,084	110,424
		5,433,633
Computer Aided Design — 0.3%
Autodesk, Inc.†	2,085	154,311
Cadence Design Systems, Inc.†	49,593	1,250,735
		1,405,046
Computer Services — 0.8%
Accenture PLC, Class A	10,006	1,172,003
Amdocs, Ltd.	19,486	1,135,059
Cognizant Technology Solutions Corp., Class A†	6,850	383,806
CSRA, Inc.	1,126	35,852
International Business Machines Corp.	7,956	1,320,616
		4,047,336
Computer Software — 0.2%
Akamai Technologies, Inc.†	2,795	186,371
SS&C Technologies Holdings, Inc.	23,869	682,653
		869,024
Computers — 5.1%
Apple, Inc.	214,104	24,797,525
Computers-Memory Devices — 0.0%
NetApp, Inc.	2,754	97,134
Consulting Services — 0.3%
Verisk Analytics, Inc.†	15,647	1,270,067
Consumer Products-Misc. — 0.1%
Clorox Co.	1,142	137,063
Kimberly-Clark Corp.	3,004	342,816
		479,879
Containers-Paper/Plastic — 0.3%
Sealed Air Corp.	32,862	1,489,963
Cosmetics & Toiletries — 1.1%
Colgate-Palmolive Co.	18,027	1,179,687
Coty, Inc., Class A	3,185	58,318
Estee Lauder Cos., Inc., Class A	30,466	2,330,344
Procter & Gamble Co.	21,151	1,778,376
		5,346,725
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	17,283	735,046
Royal Caribbean Cruises, Ltd.	1,377	112,969
		848,015
Data Processing/Management — 0.5%
Dun & Bradstreet Corp.	593	71,943
Fidelity National Information Services, Inc.	22,471	1,699,706
Fiserv, Inc.†	3,501	372,086
Paychex, Inc.	5,192	316,089
		2,459,824
Diagnostic Equipment — 1.0%
Abbott Laboratories	34,035	1,307,284
Danaher Corp.	35,826	2,788,696
Thermo Fisher Scientific, Inc.	3,887	548,456
		4,644,436
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,186	266,447
Distribution/Wholesale — 0.2%
Fastenal Co.	17,688	830,982
LKQ Corp.†	4,960	152,024
WW Grainger, Inc.	884	205,309
		1,188,315
Diversified Manufacturing Operations — 1.8%
3M Co.	15,758	2,813,906
A.O. Smith Corp.	18,212	862,338
General Electric Co.	67,066	2,119,285
Illinois Tool Works, Inc.	17,658	2,162,399
Ingersoll-Rand PLC	4,167	312,692
Parker-Hannifin Corp.	1,463	204,820
		8,475,440
E-Commerce/Products — 3.3%
Amazon.com, Inc.†	20,810	15,604,795
eBay, Inc.†	6,540	194,172
		15,798,967
E-Commerce/Services — 1.0%
Expedia, Inc.	1,948	220,669
Priceline Group, Inc.†	3,270	4,794,016
TripAdvisor, Inc.†	1,069	49,570
		5,064,255
Electric Products-Misc. — 0.3%
AMETEK, Inc.	27,550	1,338,930
Emerson Electric Co.	4,769	265,872
		1,604,802
Electric-Integrated — 0.2%
Alliant Energy Corp.	1,725	65,360
Dominion Resources, Inc.	4,752	363,956
NextEra Energy, Inc.	3,693	441,166
WEC Energy Group, Inc.	2,647	155,246
		1,025,728
Electronic Components-Misc. — 0.3%
Corning, Inc.	15,343	372,375
Flex, Ltd.†	56,801	816,230

2

Garmin, Ltd.	1,854	89,900
		1,278,505
Electronic Components-Semiconductors — 1.6%
Broadcom, Ltd.	6,409	1,132,919
Intel Corp.	36,692	1,330,819
Microchip Technology, Inc.	3,484	223,499
NVIDIA Corp.	8,694	927,997
Skyworks Solutions, Inc.	2,997	223,756
Texas Instruments, Inc.	52,170	3,806,845
Xilinx, Inc.	2,647	159,799
		7,805,634
Electronic Connectors — 0.6%
Amphenol Corp., Class A	38,198	2,566,906
TE Connectivity, Ltd.	2,866	198,556
		2,765,462
Electronic Forms — 0.8%
Adobe Systems, Inc.†	39,445	4,060,863
Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.	26,977	1,229,072
FLIR Systems, Inc.	1,537	55,624
Fortive Corp.	32,418	1,738,577
National Instruments Corp.	27,535	848,629
		3,871,902
Electronic Security Devices — 0.0%
Allegion PLC	990	63,360
Engines-Internal Combustion — 0.1%
Cummins, Inc.	2,487	339,898
Enterprise Software/Service — 1.2%
Oracle Corp.	85,689	3,294,742
Tyler Technologies, Inc.†	8,200	1,170,714
Ultimate Software Group, Inc.†	6,563	1,196,763
		5,662,219
Entertainment Software — 0.9%
Activision Blizzard, Inc.	58,096	2,097,847
Electronic Arts, Inc.†	29,269	2,305,226
		4,403,073
Finance-Consumer Loans — 0.2%
Synchrony Financial	25,458	923,362
Finance-Credit Card — 2.9%
Alliance Data Systems Corp.	559	127,731
American Express Co.	5,953	440,998
Discover Financial Services	6,362	458,637
MasterCard, Inc., Class A	75,864	7,832,958
Visa, Inc., Class A	69,131	5,393,601
		14,253,925
Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	19,459	768,047
E*TRADE Financial Corp.†	4,416	153,014
TD Ameritrade Holding Corp.	31,474	1,372,267
		2,293,328
Finance-Other Services — 1.0%
CME Group, Inc.	3,448	397,727
Intercontinental Exchange, Inc.	74,475	4,201,879
Nasdaq, Inc.	846	56,784
		4,656,390
Food-Confectionery — 0.4%
Hershey Co.	18,151	1,877,358
Food-Misc./Diversified — 0.1%
Campbell Soup Co.	1,906	115,256
General Mills, Inc.	5,247	324,107
Kellogg Co.	2,201	162,236
McCormick & Co., Inc.	1,183	110,409
		712,008
Food-Retail — 0.4%
Kroger Co.	36,622	1,263,825
Whole Foods Market, Inc.	23,471	721,968
		1,985,793
Food-Wholesale/Distribution — 0.4%
Sysco Corp.	33,775	1,870,122
Gas-Distribution — 0.0%
CenterPoint Energy, Inc.	4,029	99,275
Gold Mining — 0.1%
Newmont Mining Corp.	8,561	291,673
Home Decoration Products — 0.3%
Newell Brands, Inc.	29,652	1,323,962
Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,294	63,251
Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	35,457	964,431
Marriott International, Inc., Class A	5,165	427,042
Wyndham Worldwide Corp.	1,165	88,971
		1,480,444
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	2,068	277,939
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	15,676	2,254,522
Praxair, Inc.	2,578	302,116
		2,556,638
Instruments-Controls — 1.2%
Honeywell International, Inc.	35,462	4,108,273
Mettler-Toledo International, Inc.†	423	177,051
Sensata Technologies Holding NV†	35,251	1,373,026
		5,658,350
Instruments-Scientific — 0.0%
Waters Corp.†	858	115,307
Insurance Brokers — 0.2%
Aon PLC	4,244	473,334
Arthur J. Gallagher & Co.	2,870	149,125
Marsh & McLennan Cos., Inc.	8,317	562,146
		1,184,605
Insurance-Multi-line — 0.0%
Cincinnati Financial Corp.	1,354	102,566

3

Insurance-Property/Casualty — 0.1%
Progressive Corp.	15,750	559,125
Internet Content-Entertainment — 3.5%
Facebook, Inc., Class A†	122,334	14,074,527
Netflix, Inc.†	22,915	2,836,877
		16,911,404
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	1,054	152,535
Internet Security — 0.1%
Symantec Corp.	4,927	117,706
VeriSign, Inc.†	1,468	111,671
		229,377
Investment Management/Advisor Services — 0.3%
Affiliated Managers Group, Inc.†	5,779	839,689
Ameriprise Financial, Inc.	1,224	135,791
BlackRock, Inc.	961	365,699
T. Rowe Price Group, Inc.	2,552	192,063
		1,533,242
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	711	164,141
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,907	455,075
Machinery-Farming — 0.1%
Deere & Co.	2,286	235,549
Machinery-General Industrial — 1.0%
Middleby Corp.†	15,337	1,975,559
Roper Technologies, Inc.	15,563	2,849,274
		4,824,833
Machinery-Pumps — 0.4%
Xylem, Inc.	42,414	2,100,341
Medical Information Systems — 0.4%
athenahealth, Inc.†	14,356	1,509,821
Cerner Corp.†	4,874	230,881
		1,740,702
Medical Instruments — 1.2%
Boston Scientific Corp.†	156,675	3,388,880
Edwards Lifesciences Corp.†	15,923	1,491,985
Intuitive Surgical, Inc.†	625	396,356
St. Jude Medical, Inc.	4,609	369,596
		5,646,817
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	897	115,157
Quest Diagnostics, Inc.	1,387	127,465
		242,622
Medical Products — 0.3%
Becton Dickinson and Co.	3,425	567,009
Cooper Cos., Inc.	566	99,010
Stryker Corp.	5,013	600,608
Varian Medical Systems, Inc.†	1,507	135,298
Zimmer Biomet Holdings, Inc.	2,068	213,418
		1,615,343
Medical-Biomedical/Gene — 4.2%
Alder Biopharmaceuticals, Inc.†	24,956	519,085
Alexion Pharmaceuticals, Inc.†	9,924	1,214,201
Amgen, Inc.	24,770	3,621,622
Biogen, Inc.†	9,142	2,592,488
Celgene Corp.†	47,306	5,475,670
Gilead Sciences, Inc.	36,138	2,587,842
Illumina, Inc.†	1,635	209,345
Incyte Corp.†	11,448	1,147,891
Regeneron Pharmaceuticals, Inc.†	4,519	1,658,880
Vertex Pharmaceuticals, Inc.†	19,108	1,407,686
		20,434,710
Medical-Drugs — 5.8%
AbbVie, Inc.	26,213	1,641,458
Allergan PLC†	21,211	4,454,522
Bristol-Myers Squibb Co.	56,758	3,316,938
Eli Lilly & Co.	86,542	6,365,164
Ironwood Pharmaceuticals, Inc.†	78,561	1,201,198
Johnson & Johnson	26,769	3,084,057
Mallinckrodt PLC†	23,003	1,146,009
Merck & Co., Inc.	27,573	1,623,223
Pfizer, Inc.	109,236	3,547,985
Zoetis, Inc.	36,446	1,950,954
		28,331,508
Medical-HMO — 1.5%
Aetna, Inc.	35,491	4,401,239
Humana, Inc.	2,405	490,692
UnitedHealth Group, Inc.	15,353	2,457,094
		7,349,025
Medical-Hospitals — 0.4%
Envision Healthcare Corp.†	776	49,113
HCA Holdings, Inc.†	2,404	177,944
Universal Health Services, Inc., Class B	16,440	1,748,887
		1,975,944
Metal Processors & Fabrication — 0.2%
Rexnord Corp.	45,540	892,129
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.†	12,326	162,580
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	2,851	166,327
Multimedia — 1.3%
Time Warner, Inc.	12,439	1,200,737
Twenty-First Century Fox, Inc., Class A	8,198	229,872
Twenty-First Century Fox, Inc., Class B	3,771	102,760
Walt Disney Co.	44,307	4,617,675
		6,151,044
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	3,729	212,739
Waste Management, Inc.	6,559	465,099
		677,838
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	761	53,437
Oil Companies-Exploration & Production — 1.0%
Anadarko Petroleum Corp.	13,718	956,556
Antero Resources Corp.	8,813	208,428
Apache Corp.	3,917	248,612

4

Cabot Oil & Gas Corp.	3,601	84,119
Chesapeake Energy Corp.†	5,651	39,670
Cimarex Energy Co.	858	116,602
Concho Resources, Inc.†	9,217	1,222,174
Devon Energy Corp.	4,645	212,137
EOG Resources, Inc.	4,835	488,819
EQT Corp.	1,672	109,349
Newfield Exploration Co.†	2,132	86,346
Noble Energy, Inc.	2,904	110,526
Occidental Petroleum Corp.	5,300	377,519
Pioneer Natural Resources Co.	2,738	493,032
Range Resources Corp.	1,151	39,548
Southwestern Energy Co.†	4,433	47,965
		4,841,402
Oil Companies-Integrated — 0.0%
Murphy Oil Corp.	2,611	81,280

Oil-Field Services — 0.8%
Baker Hughes, Inc.	2,933	190,557
Halliburton Co.	12,880	696,679
Schlumberger, Ltd.	32,665	2,742,227
		3,629,463
Pharmacy Services — 0.1%
Diplomat Pharmacy, Inc.†	32,584	410,558

Pipelines — 0.2%
ONEOK, Inc.	2,377	136,464
Spectra Energy Corp.	11,316	464,974
Williams Cos., Inc.	4,960	154,454
		755,892
Real Estate Investment Trusts — 3.3%
American Tower Corp.	60,787	6,423,970
Apartment Investment & Management Co., Class A	2,531	115,034
AvalonBay Communities, Inc.	2,215	392,387
Boston Properties, Inc.	1,612	202,757
Crown Castle International Corp.	3,781	328,077
Digital Realty Trust, Inc.	2,564	251,939
Equinix, Inc.	9,508	3,398,254
Equity Residential	3,952	254,351
Essex Property Trust, Inc.	560	130,200
Extra Space Storage, Inc.	2,029	156,720
Federal Realty Investment Trust	730	103,740
General Growth Properties, Inc.	9,419	235,287
Host Hotels & Resorts, Inc.	11,934	224,837
Iron Mountain, Inc.	2,253	73,178
Kimco Realty Corp.	6,856	172,497
Mid-America Apartment Communities, Inc.	1,117	109,377
Prologis, Inc.	8,527	450,140
Public Storage	1,564	349,554
Realty Income Corp.	2,586	148,643
Simon Property Group, Inc.	8,083	1,436,107
UDR, Inc.	4,311	157,265
Ventas, Inc.	3,256	203,565
Vornado Realty Trust	1,387	144,761
Welltower, Inc.	5,848	391,407
		15,854,047
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	2,130	67,073
Jones Lang LaSalle, Inc.	6,569	663,732
		730,805
Recreational Vehicles — 0.2%
Polaris Industries, Inc.	12,387	1,020,565

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	1,359	143,483

Retail-Apparel/Shoe — 1.2%
Coach, Inc.	2,261	79,180
Foot Locker, Inc.	1,331	94,355
Kate Spade & Co.†	51,582	963,036
L Brands, Inc.	19,391	1,276,704
PVH Corp.	8,462	763,611
Ross Stores, Inc.	38,434	2,521,270
Urban Outfitters, Inc.†	1,425	40,584
		5,738,740
Retail-Auto Parts — 0.7%
Advance Auto Parts, Inc.	1,188	200,915
AutoZone, Inc.†	2,124	1,677,514
O’Reilly Automotive, Inc.†	5,344	1,487,823
		3,366,252
Retail-Automobile — 0.0%
CarMax, Inc.†	1,382	88,987

Retail-Building Products — 1.6%
Home Depot, Inc.	38,977	5,226,036
Lowe’s Cos., Inc.	37,608	2,674,681
		7,900,717
Retail-Catalog Shopping — 0.2%
Liberty Interactive Corp. QVC Group, Class A	36,467	728,611

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,762	75,185

Retail-Discount — 1.7%
Costco Wholesale Corp.	39,117	6,263,023
Dollar General Corp.	4,100	303,687
Dollar Tree, Inc.†	19,388	1,496,366
		8,063,076
Retail-Drug Store — 0.4%
Walgreens Boots Alliance, Inc.	25,578	2,116,835

Retail-Gardening Products — 0.2%
Tractor Supply Co.	15,058	1,141,547

Retail-Jewelry — 0.0%
Tiffany & Co.	880	68,138

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	10,515	789,992

Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	946	241,173

Retail-Restaurants — 2.2%
Chipotle Mexican Grill, Inc.†	2,359	890,098
Darden Restaurants, Inc.	1,985	144,349

5

Dunkin’ Brands Group, Inc.	24,028	1,260,029
McDonald’s Corp.	39,460	4,803,071
Starbucks Corp.	61,487	3,413,758
Yum! Brands, Inc.	5,624	356,168
		10,867,473
Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	4,971	360,994
Linear Technology Corp.	3,877	241,731
NXP Semiconductors NV†	8,274	810,935
QUALCOMM, Inc.	23,823	1,553,259
		2,966,919
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	17,435	562,628
KLA-Tencor Corp.	2,521	198,352
Lam Research Corp.	2,626	277,647
		1,038,627
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	2,711	119,799

Steel-Producers — 0.0%
Nucor Corp.	3,031	180,405

Telecom Services — 0.0%
Level 3 Communications, Inc.†	2,633	148,396

Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	24,667	917,613
Juniper Networks, Inc.	3,435	97,073
		1,014,686
Telephone-Integrated — 0.4%
Verizon Communications, Inc.	34,851	1,860,346

Television — 0.1%
CBS Corp., Class B	6,323	402,269

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	478	95,447

Tobacco — 1.7%
Altria Group, Inc.	81,479	5,509,610
Philip Morris International, Inc.	23,038	2,107,747
Reynolds American, Inc.	13,339	747,517
		8,364,874
Tools-Hand Held — 0.0%
Snap-on, Inc.	496	84,950
Stanley Black & Decker, Inc.	1,167	133,843
		218,793
Toys — 0.2%
Hasbro, Inc.	1,812	140,955
Mattel, Inc.	35,490	977,750
		1,118,705
Transport-Rail — 1.1%
CSX Corp.	123,421	4,434,517
Union Pacific Corp.	9,172	950,953
		5,385,470
Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	1,142	83,663
Expeditors International of Washington, Inc.	1,833	97,075
FedEx Corp.	3,944	734,373
United Parcel Service, Inc., Class B	11,120	1,274,797
		2,189,908
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	1,411	136,966

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	1,609	113,853

Water — 0.0%
American Water Works Co., Inc.	2,871	207,746

Web Portals/ISP — 5.1%
Alphabet, Inc., Class A†	11,145	8,831,855
Alphabet, Inc., Class C†	20,383	15,732,007
		24,563,862
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	2,677	221,897

X-Ray Equipment — 0.0%
Hologic, Inc.†	2,693	108,043

Total Common Stocks (cost $405,035,793)		478,804,259
EXCHANGE-TRADED FUNDS — 0.3%
iShares S&P 500 Growth Index Fund (cost $1,648,301)	13,553	1,650,620
Total Long-Term Investment Securities (cost $406,684,094)		480,454,879
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.17%(1) (cost $1,872,766)	1,872,766	1,872,766
REPURCHASE AGREEMENTS — 0.4%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 12/30/2016, to be repurchased 01/03/2017 in the amount of $909,001 and collateralized by $880,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $929,460	$909,000	909,000
State Street Bank and Trust Co. Joint Repurchase Agreement(2)	888,000	888,000
Total Repurchase Agreements (cost $1,797,000)		1,797,000

6

TOTAL INVESTMENTS (cost $410,353,860)(3)	99.8%	484,124,645
Other assets less liabilities	0.2	1,055,927
NET ASSETS	100.0%	$485,180,572

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of December 31, 2016.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2016	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	March 2017	$1,238,920	$1,223,700	$(15,220)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$478,804,259	$—	$—	$478,804,259
Exchange-Traded Funds	1,650,620	—	—	1,650,620
Short-Term Investment Securities	1,872,766	—	—	1,872,766
Repurchase Agreements	—	1,797,000	—	1,797,000
Total Investments at Value	$482,327,645	$1,797,000	$—	$484,124,645

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$15,220	$—	$—	$15,220

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

7

SEASONS SERIES TRUST LARGE CAP VALUE PORTFOLIO

Portfolio of Investments — December 31, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.1%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.	6,882	$161,107
Omnicom Group, Inc.	2,544	216,520
		377,627
Aerospace/Defense — 0.4%
Arconic, Inc.	16,890	313,141
Boeing Co.	18,405	2,865,290
Raytheon Co.	3,733	530,086
Rockwell Collins, Inc.	1,857	172,255
		3,880,772
Aerospace/Defense-Equipment — 1.8%
L3 Technologies, Inc.	1,638	249,156
Triumph Group, Inc.	119,947	3,178,596
United Technologies Corp.	139,808	15,325,753
		18,753,505
Agricultural Chemicals — 0.5%
Agrium, Inc.	39,700	3,991,835
CF Industries Holdings, Inc.	8,979	282,659
Monsanto Co.	5,568	585,809
Mosaic Co.	13,491	395,691
		5,255,994
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	22,164	1,011,787
Airlines — 0.2%
Alaska Air Group, Inc.	1,709	151,640
American Airlines Group, Inc.	19,957	931,792
Delta Air Lines, Inc.	28,364	1,395,225
		2,478,657
Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	6,988	150,731
Ralph Lauren Corp.	2,169	195,904
VF Corp.	12,749	680,159
		1,026,794
Appliances — 0.1%
Whirlpool Corp.	2,893	525,861
Applications Software — 0.4%
Microsoft Corp.	59,092	3,671,977
Athletic Footwear — 0.1%
NIKE, Inc., Class B	22,131	1,124,919
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	270,983	3,287,024
General Motors Co.	53,431	1,861,536
		5,148,560
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	6,481	414,136
Auto/Truck Parts & Equipment-Original — 0.6%
BorgWarner, Inc.	35,832	1,413,214
Delphi Automotive PLC	70,222	4,729,452
		6,142,666
Banks-Commercial — 2.5%
BB&T Corp.	178,324	8,384,794
ING Groep NV ADR	316,400	4,461,240
M&T Bank Corp.	76,457	11,960,169
Regions Financial Corp.	47,415	680,879
Zions Bancorporation	7,847	337,735
		25,824,817
Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	188,617	8,936,673
Citizens Financial Group, Inc.	12,224	435,541
Northern Trust Corp.	2,951	262,787
State Street Corp.	13,967	1,085,515
		10,720,516
Banks-Super Regional — 5.8%
Capital One Financial Corp.	18,578	1,620,745
Comerica, Inc.	2,986	203,376
Fifth Third Bancorp	29,105	784,962
Huntington Bancshares, Inc.	41,784	552,385
KeyCorp	21,230	387,872
PNC Financial Services Group, Inc.	124,100	14,514,736
SunTrust Banks, Inc.	18,904	1,036,884
US Bancorp	184,758	9,491,018
Wells Fargo & Co.	589,217	32,471,749
		61,063,727
Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	73,263	3,037,484
Dr Pepper Snapple Group, Inc.	2,831	256,687
Monster Beverage Corp.†	6,246	276,947
PepsiCo, Inc.	48,357	5,059,593
		8,630,711
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	2,810	126,225
Brewery — 0.1%
Molson Coors Brewing Co., Class B	7,098	690,706
Building & Construction Products-Misc. — 0.4%
Fortune Brands Home & Security, Inc.	83,966	4,488,822
Building Products-Air & Heating — 1.0%
Johnson Controls International PLC	239,741	9,874,932
Building Products-Wood — 0.0%
Masco Corp.	4,805	151,934
Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	13,072	357,258
Lennar Corp., Class A	7,569	324,937
PulteGroup, Inc.	311,454	5,724,524
		6,406,719
Chemicals-Diversified — 1.4%
Dow Chemical Co.	192,574	11,019,084
E.I. du Pont de Nemours & Co.	16,743	1,228,936
Eastman Chemical Co.	5,652	425,087
FMC Corp.	1,753	99,150
LyondellBasell Industries NV, Class A	12,872	1,104,160
PPG Industries, Inc.	4,780	452,953
		14,329,370
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc.	1,285	151,412
Coatings/Paint — 0.0%
Sherwin-Williams Co.	965	259,334
Commercial Services — 0.4%
Ecolab, Inc.	4,549	533,234

1

Nielsen Holdings PLC	80,543	3,378,779
		3,912,013
Commercial Services-Finance — 0.0%
H&R Block, Inc.	8,439	194,012
Western Union Co.	6,537	141,984
		335,996
Computer Aided Design — 0.0%
Autodesk, Inc.†	2,565	189,836
Computer Services — 0.9%
Cognizant Technology Solutions Corp., Class A†	94,560	5,298,197
CSRA, Inc.	2,913	92,750
Hewlett Packard Enterprise Co.	64,172	1,484,940
International Business Machines Corp.	14,331	2,378,803
Teradata Corp.†	5,004	135,958
		9,390,648
Computers — 0.8%
Apple, Inc.	59,650	6,908,663
HP, Inc.	65,900	977,956
		7,886,619
Computers-Memory Devices — 0.1%
NetApp, Inc.	4,031	142,173
Seagate Technology PLC	11,345	433,039
Western Digital Corp.	10,996	747,178
		1,322,390
Consumer Products-Misc. — 0.1%
Clorox Co.	2,232	267,885
Kimberly-Clark Corp.	6,622	755,702
		1,023,587
Containers-Metal/Glass — 0.1%
Ball Corp.	6,734	505,521
Containers-Paper/Plastic — 0.2%
Sealed Air Corp.	3,499	158,645
WestRock Co.	42,083	2,136,554
		2,295,199
Cosmetics & Toiletries — 1.8%
Colgate-Palmolive Co.	15,065	985,854
Coty, Inc., Class A	10,504	192,328
Estee Lauder Cos., Inc., Class A	3,596	275,058
Procter & Gamble Co.	163,318	13,731,777
Unilever NV	83,700	3,436,722
		18,621,739
Cruise Lines — 0.8%
Carnival Corp.	48,772	2,539,070
Norwegian Cruise Line Holdings, Ltd.†	123,239	5,241,355
Royal Caribbean Cruises, Ltd.	3,159	259,164
		8,039,589
Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	8,893	513,393
Patterson Cos., Inc.	3,210	131,706
		645,099
Diagnostic Equipment — 0.8%
Abbott Laboratories	172,881	6,640,359
Danaher Corp.	11,020	857,797
Thermo Fisher Scientific, Inc.	5,934	837,287
		8,335,443
Dialysis Centers — 0.0%
DaVita, Inc.†	6,082	390,464
Diversified Banking Institutions — 7.4%
Bank of America Corp.	947,761	20,945,518
Citigroup, Inc.	314,627	18,698,283
Goldman Sachs Group, Inc.	14,245	3,410,965
JPMorgan Chase & Co.	373,633	32,240,791
Morgan Stanley	55,547	2,346,861
		77,642,418
Diversified Manufacturing Operations — 2.9%
3M Co.	7,413	1,323,739
Dover Corp.	5,984	448,381
Eaton Corp. PLC	80,785	5,419,866
General Electric Co.	305,618	9,657,529
Ingersoll-Rand PLC	127,580	9,573,603
Parker-Hannifin Corp.	1,644	230,160
Pentair PLC	6,440	361,091
Textron, Inc.	77,248	3,751,163
		30,765,532
Diversified Operations — 0.0%
Leucadia National Corp.	12,481	290,183
E-Commerce/Products — 0.1%
eBay, Inc.†	24,428	725,267
E-Commerce/Services — 0.0%
TripAdvisor, Inc.†	1,849	85,738
Electric Products-Misc. — 0.1%
AMETEK, Inc.	8,914	433,220
Emerson Electric Co.	13,370	745,378
		1,178,598
Electric-Distribution — 0.3%
PPL Corp.	87,748	2,987,819
Electric-Integrated — 3.9%
AES Corp.	25,390	295,032
Alliant Energy Corp.	4,644	175,961
Ameren Corp.	9,346	490,291
American Electric Power Co., Inc.	18,940	1,192,462
CMS Energy Corp.	10,751	447,457
Consolidated Edison, Inc.	11,738	864,856
Dominion Resources, Inc.	69,795	5,345,599
DTE Energy Co.	6,911	680,803
Duke Energy Corp.	26,537	2,059,802
Edison International	126,391	9,098,888
Entergy Corp.	6,899	506,870
Eversource Energy	12,218	674,800
Exelon Corp.	35,563	1,262,131
FirstEnergy Corp.	16,399	507,877
NextEra Energy, Inc.	9,179	1,096,523
PG&E Corp.	56,638	3,441,891

2

Pinnacle West Capital Corp.	4,287	334,515
Public Service Enterprise Group, Inc.	19,486	855,046
SCANA Corp.	5,505	403,406
Southern Co.	37,748	1,856,824
WEC Energy Group, Inc.	5,836	342,281
Xcel Energy, Inc.	206,495	8,404,347
		40,337,662
Electronic Components-Semiconductors — 1.6%
Intel Corp.	419,804	15,226,291
Micron Technology, Inc.†	40,119	879,409
Qorvo, Inc.†	4,920	259,432
Xilinx, Inc.	3,404	205,499
		16,570,631
Electronic Connectors — 0.5%
TE Connectivity, Ltd.	67,744	4,693,304
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.	4,373	199,234
FLIR Systems, Inc.	1,573	56,927
		256,161
Electronic Security Devices — 0.0%
Allegion PLC	1,330	85,120
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	3,002	96,334
Engineering/R&D Services — 0.1%
Fluor Corp.	5,364	281,717
Jacobs Engineering Group, Inc.†	4,651	265,107
		546,824
Enterprise Software/Service — 1.0%
CA, Inc.	12,071	383,496
Oracle Corp.	261,756	10,064,518
		10,448,014
Finance-Consumer Loans — 0.6%
Navient Corp.	11,675	191,820
Synchrony Financial	168,443	6,109,428
		6,301,248
Finance-Credit Card — 0.1%
Alliance Data Systems Corp.	890	203,365
American Express Co.	15,399	1,140,758
		1,344,123
Finance-Other Services — 0.4%
CME Group, Inc.	4,836	557,833
Intercontinental Exchange, Inc.	62,230	3,511,017
Nasdaq, Inc.	2,371	159,141
		4,227,991
Food-Confectionery — 0.1%
J.M. Smucker Co.	4,485	574,349
Food-Meat Products — 0.1%
Hormel Foods Corp.	10,396	361,885
Tyson Foods, Inc., Class A	11,192	690,322
		1,052,207
Food-Misc./Diversified — 1.5%
Campbell Soup Co.	2,911	176,028
ConAgra Brands, Inc.	16,019	633,552
General Mills, Inc.	10,251	633,204
Kellogg Co.	4,476	329,926
Kraft Heinz Co.	52,382	4,573,996
McCormick & Co., Inc.	1,588	148,208
Mondelez International, Inc., Class A	213,988	9,486,088
		15,981,002
Food-Retail — 0.2%
Kroger Co.	36,369	1,255,094
Whole Foods Market, Inc.	12,264	377,241
		1,632,335
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	9,109	504,365
Gas-Distribution — 0.6%
CenterPoint Energy, Inc.	6,968	171,692
NiSource, Inc.	12,431	275,222
Sempra Energy	55,980	5,633,827
		6,080,741
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	3,277	252,460
Home Decoration Products — 0.0%
Newell Brands, Inc.	7,247	323,579
Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,059	100,644
Hotels/Motels — 0.8%
Hilton Worldwide Holdings, Inc.	265,743	7,228,210
Marriott International, Inc., Class A	14,090	1,164,961
Wyndham Worldwide Corp.	1,370	104,627
		8,497,798
Human Resources — 0.0%
Robert Half International, Inc.	4,965	242,193
Independent Power Producers — 0.0%
NRG Energy, Inc.	12,150	148,959
Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	17,210	2,313,024
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	3,600	517,752
Praxair, Inc.	4,837	566,848
		1,084,600
Instruments-Controls — 0.3%
Honeywell International, Inc.	28,086	3,253,763
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	4,219	220,021
Waters Corp.†	1,055	141,781
		361,802
Insurance Brokers — 0.4%
Marsh & McLennan Cos., Inc.	52,107	3,521,912
Willis Towers Watson PLC	4,951	605,408
		4,127,320
Insurance-Life/Health — 1.1%
Aflac, Inc.	41,240	2,870,304
Lincoln National Corp.	8,804	583,441

3

Principal Financial Group, Inc.	104,474	6,044,866
Prudential Financial, Inc.	16,563	1,723,546
Torchmark Corp.	4,250	313,480
Unum Group	8,941	392,778
		11,928,415
Insurance-Multi-line — 2.6%
Allstate Corp.	51,004	3,780,416
American International Group, Inc.(1)	37,585	2,454,676
Assurant, Inc.	2,196	203,921
Chubb, Ltd.	102,811	13,583,389
Cincinnati Financial Corp.	2,541	192,481
Hartford Financial Services Group, Inc.	14,550	693,308
Loews Corp.	10,643	498,412
MetLife, Inc.	106,207	5,723,495
		27,130,098
Insurance-Property/Casualty — 0.8%
Progressive Corp.	22,352	793,496
Travelers Cos., Inc.	10,941	1,339,397
XL Group, Ltd.	173,393	6,460,623
		8,593,516
Insurance-Reinsurance — 1.1%
Berkshire Hathaway, Inc., Class B†	73,142	11,920,683
Internet Security — 0.0%
Symantec Corp.	12,247	292,581
Investment Management/Advisor Services — 2.2%
Affiliated Managers Group, Inc.†	2,111	306,728
Ameriprise Financial, Inc.	22,396	2,484,612
BlackRock, Inc.	24,900	9,475,446
Franklin Resources, Inc.	13,365	528,987
Invesco, Ltd.	316,447	9,601,002
T. Rowe Price Group, Inc.	3,282	247,004
		22,643,779
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	49,717	4,610,755
Machinery-Farming — 0.1%
Deere & Co.	5,683	585,576
Machinery-General Industrial — 0.0%
Roper Technologies, Inc.	1,758	321,855
Machinery-Pumps — 0.0%
Flowserve Corp.	5,024	241,403
Medical Instruments — 1.3%
Medtronic PLC	185,403	13,206,256
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings†	1,825	234,294
Quest Diagnostics, Inc.	2,029	186,465
		420,759
Medical Products — 0.7%
Baxter International, Inc.	50,086	2,220,813
Cooper Cos., Inc.	526	92,013
Henry Schein, Inc.†	3,101	470,453
Zimmer Biomet Holdings, Inc.	47,428	4,894,570
		7,677,849
Medical-Biomedical/Gene — 0.9%
Amgen, Inc.	38,044	5,562,414
Illumina, Inc.†	1,754	224,582
Vertex Pharmaceuticals, Inc.†	45,533	3,354,416
		9,141,412
Medical-Drugs — 6.9%
AbbVie, Inc.	40,340	2,526,091
Allergan PLC†	55,226	11,598,012
AstraZeneca PLC ADR	155,561	4,249,927
Bristol-Myers Squibb Co.	131,642	7,693,159
Eli Lilly & Co.	20,955	1,541,240
Endo International PLC†	7,641	125,847
Johnson & Johnson	81,768	9,420,491
Mallinckrodt PLC†	4,078	203,166
Merck & Co., Inc.	269,879	15,887,777
Pfizer, Inc.	447,578	14,537,333
Roche Holding AG ADR	162,314	4,630,818
		72,413,861
Medical-Generic Drugs — 0.3%
Mylan NV†	17,726	676,247
Perrigo Co. PLC	5,523	459,679
Teva Pharmaceutical Industries, Ltd. ADR	48,650	1,763,563
		2,899,489
Medical-HMO — 0.6%
Anthem, Inc.	28,717	4,128,643
Centene Corp.†	6,583	372,005
Cigna Corp.	9,889	1,319,094
		5,819,742
Medical-Hospitals — 0.4%
Envision Healthcare Corp.†	2,666	168,731
HCA Holdings, Inc.†	46,896	3,471,242
Universal Health Services, Inc., Class B	1,899	202,016
		3,841,989
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	6,443	503,778
Cardinal Health, Inc.	12,329	887,318
McKesson Corp.	25,858	3,631,756
		5,022,852
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.†	18,820	248,236
Multimedia — 0.9%
Thomson Reuters Corp.	79,955	3,500,430
Twenty-First Century Fox, Inc., Class A	21,207	594,645
Twenty-First Century Fox, Inc., Class B	9,756	265,851
Viacom, Inc., Class B	13,381	469,673
Walt Disney Co.	39,492	4,115,856
		8,946,455
Networking Products — 2.2%
Cisco Systems, Inc.	763,591	23,075,720
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	7,155	108,684

4

Xerox Corp.	32,802	286,362
		395,046
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,611	113,124
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	4,166	322,449
Transocean, Ltd.†	14,995	221,026
		543,475
Oil Companies-Exploration & Production — 3.5%
Anadarko Petroleum Corp.	56,854	3,964,429
Apache Corp.	5,261	333,916
Cabot Oil & Gas Corp.	9,317	217,645
Chesapeake Energy Corp.†	15,218	106,830
Cimarex Energy Co.	1,610	218,799
Concho Resources, Inc.†	2,588	343,169
ConocoPhillips	47,725	2,392,931
Devon Energy Corp.	9,076	414,501
EOG Resources, Inc.	66,673	6,740,640
EQT Corp.	2,662	174,095
Hess Corp.	10,271	639,781
Marathon Oil Corp.	326,407	5,650,105
Newfield Exploration Co.†	2,507	101,534
Noble Energy, Inc.	9,577	364,501
Occidental Petroleum Corp.	119,108	8,484,063
Pioneer Natural Resources Co.	27,302	4,916,271
Range Resources Corp.	4,485	154,105
Southwestern Energy Co.†	169,337	1,832,226
		37,049,541
Oil Companies-Integrated — 6.8%
Chevron Corp.	252,601	29,731,138
Exxon Mobil Corp.	194,915	17,593,028
Imperial Oil, Ltd.	166,200	5,782,000
Royal Dutch Shell PLC, Class B	193,252	5,606,374
Royal Dutch Shell PLC, Class B ADR	45,340	2,628,360
TOTAL SA ADR	187,590	9,561,462
		70,902,362
Oil Field Machinery & Equipment — 0.1%
FMC Technologies, Inc.†	8,694	308,898
National Oilwell Varco, Inc.	14,548	544,677
		853,575
Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	20,331	1,023,666
Phillips 66	17,053	1,473,550
Tesoro Corp.	4,502	393,700
Valero Energy Corp.	17,436	1,191,227
		4,082,143
Oil-Field Services — 2.3%
Baker Hughes, Inc.	62,503	4,060,820
Halliburton Co.	139,869	7,565,514
Schlumberger, Ltd.	152,075	12,766,696
		24,393,030
Paper & Related Products — 0.6%
International Paper Co.	107,809	5,720,346
Pharmacy Services — 0.2%
Express Scripts Holding Co.†	23,751	1,633,831
Pipelines — 0.2%
Kinder Morgan, Inc.	73,949	1,531,484
ONEOK, Inc.	2,433	139,679
Williams Cos., Inc.	14,475	450,751
		2,121,914
Publishing-Newspapers — 0.0%
News Corp., Class A	14,712	168,600
News Corp., Class B	4,614	54,445
		223,045
Real Estate Investment Trusts — 0.8%
Boston Properties, Inc.	22,093	2,778,858
Crown Castle International Corp.	4,862	421,876
Equity Residential	4,648	299,145
Essex Property Trust, Inc.	1,186	275,745
Federal Realty Investment Trust	1,023	145,378
HCP, Inc.	18,010	535,257
Iron Mountain, Inc.	4,058	131,804
Macerich Co.	4,650	329,406
Mid-America Apartment Communities, Inc.	1,705	166,954
Public Storage	2,011	449,458
Realty Income Corp.	3,785	217,562
Simon Property Group, Inc.	4,116	731,290
SL Green Realty Corp.	3,903	419,768
Ventas, Inc.	5,865	366,680
Vornado Realty Trust	3,312	345,673
Weyerhaeuser Co.	28,814	867,013
		8,481,867
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	6,475	203,898
Retail-Apparel/Shoe — 0.1%
Coach, Inc.	5,400	189,108
Foot Locker, Inc.	2,033	144,119
Gap, Inc.	8,451	189,641
L Brands, Inc.	4,904	322,879
PVH Corp.	3,053	275,503
		1,121,250
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	17,820	3,013,718
Genuine Parts Co.	5,729	547,349
		3,561,067
Retail-Automobile — 0.0%
AutoNation, Inc.†	2,530	123,085
CarMax, Inc.†	4,032	259,620
		382,705
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	5,858	238,069
Retail-Building Products — 0.2%
Lowe’s Cos., Inc.	30,451	2,165,675

5

Retail-Catalog Shopping — 0.4%
Liberty Interactive Corp. QVC Group, Class A†	206,413	4,124,132
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	6,310	269,248
Retail-Discount — 1.7%
Costco Wholesale Corp.	16,837	2,695,772
Target Corp.	58,585	4,231,594
Wal-Mart Stores, Inc.	161,614	11,170,760
		18,098,126
Retail-Drug Store — 1.1%
CVS Health Corp.	108,998	8,601,032
Walgreens Boots Alliance, Inc.	32,964	2,728,101
		11,329,133
Retail-Gardening Products — 0.0%
Tractor Supply Co.	2,174	164,811
Retail-Jewelry — 0.5%
Signet Jewelers, Ltd.	48,180	4,541,447
Tiffany & Co.	2,020	156,408
		4,697,855
Retail-Major Department Stores — 0.0%
Nordstrom, Inc.	4,474	214,439
Retail-Office Supplies — 0.0%
Staples, Inc.	25,058	226,775
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	6,797	335,636
Macy’s, Inc.	11,774	421,627
		757,263
Retail-Restaurants — 0.2%
Chipotle Mexican Grill, Inc.†	502	189,415
McDonald’s Corp.	12,155	1,479,506
		1,668,921
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	10,056	310,429
Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	11,994	232,204
Semiconductor Components-Integrated Circuits — 0.9%
QUALCOMM, Inc.	135,589	8,840,403
Semiconductor Equipment — 0.8%
Applied Materials, Inc.	157,300	5,076,071
Lam Research Corp.	26,960	2,850,481
		7,926,552
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	3,487	154,091
Steel-Producers — 0.0%
Nucor Corp.	5,029	299,326
Telecom Services — 0.0%
Level 3 Communications, Inc.†	4,942	278,531
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	6,446	182,164
Telephone-Integrated — 1.9%
AT&T, Inc.	236,543	10,060,174
CenturyLink, Inc.	21,057	500,735
Frontier Communications Corp.	45,183	152,719
Verizon Communications, Inc.	164,602	8,786,455
		19,500,083
Television — 0.6%
CBS Corp., Class B	89,068	5,666,506
TEGNA, Inc.	8,259	176,660
		5,843,166
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,287	256,988
Tobacco — 1.1%
British American Tobacco PLC ADR	51,375	5,788,421
Philip Morris International, Inc.	62,590	5,726,359
		11,514,780
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,050	179,834
Stanley Black & Decker, Inc.	3,018	346,134
		525,968
Toys — 0.0%
Mattel, Inc.	5,665	156,071
Transport-Rail — 1.2%
CSX Corp.	13,349	479,630
Kansas City Southern	4,144	351,618
Norfolk Southern Corp.	11,245	1,215,247
Union Pacific Corp.	104,522	10,836,841
		12,883,336
Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	2,727	199,780
Expeditors International of Washington, Inc.	2,570	136,107
FedEx Corp.	27,183	5,061,475
Ryder System, Inc.	2,059	153,272
		5,550,634
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	3,273	231,597
Web Portals/ISP — 0.1%
Yahoo!, Inc.†	33,811	1,307,471
Wireless Equipment — 0.4%
Nokia OYJ ADR	845,631	4,067,485
X-Ray Equipment — 0.0%
Hologic, Inc.†	4,286	171,954
Total Common Stocks (cost $920,391,234)		1,027,493,911
EXCHANGE-TRADED FUNDS — 1.1%
iShares Russell 1000 Value ETF	18,420	2,063,593
iShares S&P 500 Value ETF	89,140	9,037,013
Total Exchange-Traded Funds (cost $11,186,125)		11,100,606
Total Long-Term Investment Securities (cost $931,577,359)		1,038,594,517

6

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Time Deposits — 0.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 01/03/2017 (cost $2,633,000)	$2,633,000	2,633,000
REPURCHASE AGREEMENTS — 0.4%
Bank of America Securities LLC
Joint Repurchase Agreement(2)	990,000	990,000
Barclays Capital, Inc.
Joint Repurchase Agreement(2)	1,080,000	1,080,000
BNP Paribas SA
Joint Repurchase Agreement(2)	630,000	630,000
Deutsche Bank AG
Joint Repurchase Agreement(2)	1,500,000	1,500,000
RBS Securities, Inc.
Joint Repurchase Agreement(2)	180,000	180,000
State Street Bank and Trust Co.
Joint Repurchase Agreement(2)	345,000	345,000
Total Repurchase Agreements (cost $4,725,000)		4,725,000
TOTAL INVESTMENTS (cost $938,935,359)(3)	99.9%	1,045,952,517
Other assets less liabilities	0.1	1,345,071
NET ASSETS	100.0%	$1,047,297,588

†                      Non-income producing security

(1)              Security represents an investment in an affiliated company (see Note 3).

(2)              See Note 2 for details of Joint Repurchase Agreements.

(3)              See Note 4 for cost of investments on a tax basis.

ADR  —  American Depositary Receipt

ETF      —  Exchange-Traded Fund

Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2016	(Depreciation)
4	Long	S&P 500 Citigroup Value Index	March 2017	$1,012,120	$998,500	$(13,620)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse AG	GBP	1,807,952	USD	2,244,367	03/31/2017	$11,353	$—

Morgan Stanley Capital Services, Inc.	CAD	6,776,722	USD	5,066,253	03/31/2017	13,675	—

UBS AG	EUR	8,059,967	USD	8,405,014	03/31/2017	—	(117,139)
	USD	267,241	EUR	252,435	03/31/2017	—	(331)
						—	(117,470)
Net Unrealized Appreciation (Depreciation)						$25,028	$(117,470)

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of  December 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,027,493,911	$—	$—	$1,027,493,911
Exchange-Traded Funds	11,100,606	—	—	11,100,606
Short-Term Investment Securities	—	2,633,000	—	2,633,000
Repurchase Agreements	—	4,725,000	—	4,725,000
Total Investments at Value	$1,038,594,517	$7,358,000	$—	$1,045,952,517

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$25,028	$—	$25,028

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$13,620	$—	$—	$13,620
Forward Foreign Currency Contracts	—	117,470	—	117,470
Total Other Financial Instruments	$13,620	$117,470	$—	$131,090

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period.  There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

7

SEASONS SERIES TRUST MID CAP GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.6%
Advanced Materials — 0.1%
Hexcel Corp.	2,190	$112,654
Advertising Agencies — 0.6%
Interpublic Group of Cos., Inc.	20,391	477,353
Omnicom Group, Inc.	8,227	700,200
		1,177,553
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	429	2,166
Aerospace/Defense — 0.7%
Rockwell Collins, Inc.	7,178	665,831
Spirit AeroSystems Holdings, Inc., Class A	1,474	86,008
TransDigm Group, Inc.	2,434	605,969
		1,357,808
Aerospace/Defense-Equipment — 0.3%
B/E Aerospace, Inc.	2,412	145,178
Harris Corp.	4,092	419,307
HEICO Corp.	459	35,412
HEICO Corp., Class A	902	61,246
		661,143
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	4,800	151,104
Airlines — 0.7%
Alaska Air Group, Inc.	5,229	463,969
Allegiant Travel Co.	600	99,840
Copa Holdings SA, Class A	1,500	136,245
JetBlue Airways Corp.†	571	12,802
Southwest Airlines Co.	5,000	249,200
Spirit Airlines, Inc.†	1,600	92,576
United Continental Holdings, Inc.†	4,200	306,096
		1,360,728
Apparel Manufacturers — 1.2%
Carter’s, Inc.	3,582	309,449
Hanesbrands, Inc.	33,213	716,404
Michael Kors Holdings, Ltd.†	3,774	162,207
Ralph Lauren Corp.	92	8,309
Under Armour, Inc., Class A†	4,327	125,699
Under Armour, Inc., Class C†	42,887	1,079,466
		2,401,534
Appliances — 0.1%
Whirlpool Corp.	1,172	213,034
Applications Software — 2.1%
Citrix Systems, Inc.†	3,624	323,659
Dropbox, Inc. Class A†(2)(3)(4)	3,515	30,592
Dropbox, Inc. Class B†(2)(3)(4)	844	7,346
Intuit, Inc.	3,700	424,057
Nuance Communications, Inc.†	3,995	59,525
PTC, Inc.†	1,196	55,339
Red Hat, Inc.†	10,051	700,555
ServiceNow, Inc.†	30,762	2,286,847
Tableau Software, Inc., Class A	5,649	238,105
Twilio, Inc., Class A†	361	10,415
		4,136,440
Athletic Equipment — 0.0%
Vista Outdoor, Inc.	251	9,262
Auction Houses/Art Dealers — 0.3%
KAR Auction Services, Inc.	9,654	411,453
Ritchie Bros. Auctioneers, Inc.	4,200	142,800
Sotheby’s†	2,400	95,664
		649,917
Audio/Video Products — 0.1%
Harman International Industries, Inc.	1,670	185,637
Auto-Cars/Light Trucks — 0.5%
Ferrari NV	2,340	136,048
Tesla Motors, Inc.†	3,825	817,364
		953,412
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	3,013	192,531
Auto/Truck Parts & Equipment-Original — 1.5%
Adient PLC	434	25,433
BorgWarner, Inc.	6,321	249,300
Delphi Automotive PLC	9,112	613,693
Lear Corp.	1,445	191,275
Mobileye NV†	38,992	1,486,375
Visteon Corp.	807	64,834
WABCO Holdings, Inc.†	2,449	259,961
		2,890,871
Banks-Commercial — 1.6%
BankUnited, Inc.	4,600	173,374
BB&T Corp.	15,470	727,399
First Hawaiian, Inc.	64	2,228
First Republic Bank	6,268	577,534
Signature Bank†	6,221	934,394
SVB Financial Group†	2,804	481,335
Webster Financial Corp.	4,200	227,976
Western Alliance Bancorp†	1,246	60,693
		3,184,933
Banks-Fiduciary — 0.3%
Citizens Financial Group, Inc.	5,135	182,960
Northern Trust Corp.	2,500	222,625
State Street Corp.	3,000	233,160
		638,745
Banks-Super Regional — 0.8%
Capital One Financial Corp.	8,360	729,327
Fifth Third Bancorp	5,200	140,244
Huntington BancShares/ Principal Amount, Inc.	51,105	675,608
		1,545,179
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	453	20,208
Beverages-Non-alcoholic — 1.2%
Dr Pepper Snapple Group, Inc.	8,183	741,952
Monster Beverage Corp.†	34,743	1,540,505
		2,282,457
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class A	1,208	55,870
Brown-Forman Corp., Class B	10,749	482,845
Constellation Brands, Inc., Class A	750	114,983
		653,698
Brewery — 0.4%
Molson Coors Brewing Co., Class B	7,449	724,862

1

Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class A†	3,289	90,151
Discovery Communications, Inc., Class C†	4,842	129,669
Scripps Networks Interactive, Inc., Class A	1,946	138,886
		358,706
Building & Construction Products-Misc. — 0.2%
Fortune Brands Home & Security, Inc.	7,483	400,041
Building Products-Air & Heating — 0.2%
Johnson Controls International PLC	4,628	190,627
Lennox International, Inc.	869	133,105
		323,732
Building Products-Cement — 0.7%
Eagle Materials, Inc.	2,404	236,866
Martin Marietta Materials, Inc.	1,359	301,059
Vulcan Materials Co.	7,296	913,095
		1,451,020
Building Products-Light Fixtures — 0.0%
Cree, Inc.†	856	22,590
Building Products-Wood — 0.1%
Masco Corp.	5,092	161,009
Building-Heavy Construction — 0.4%
SBA Communications Corp., Class A†	7,575	782,195
Building-Maintenance & Services — 0.2%
Rollins, Inc.	10,765	363,642
Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	1,136	113,657
Building-Residential/Commercial — 0.5%
CalAtlantic Group, Inc.	216	7,346
D.R. Horton, Inc.	4,378	119,651
Lennar Corp., Class A	2,230	95,734
Lennar Corp., Class B	120	4,140
NVR, Inc.†	222	370,518
PulteGroup, Inc.	8,118	149,209
Toll Brothers, Inc.†	6,116	189,596
		936,194
Cable/Satellite TV — 0.0%
Cable One, Inc.	111	69,012
Casino Hotels — 0.3%
MGM Resorts International†	11,209	323,155
Wynn Resorts, Ltd.	2,925	253,042
		576,197
Casino Services — 0.1%
Gaming and Leisure Properties, Inc.	4,384	134,238
Chemicals-Diversified — 0.2%
Celanese Corp., Series A	3,117	245,432
FMC Corp.	2,546	144,002
		389,434
Chemicals-Plastics — 0.0%
PolyOne Corp.	2,200	70,488
Chemicals-Specialty — 0.8%
Ashland Global Holdings, Inc.	2,300	251,367
International Flavors & Fragrances, Inc.	1,885	222,110
NewMarket Corp.	462	195,814
Platform Specialty Products Corp.†	77,651	761,756
Valvoline, Inc.	5,786	124,399
W.R. Grace & Co.	922	62,364
		1,617,810
Coatings/Paint — 0.6%
Axalta Coating Systems, Ltd.†	3,890	105,808
RPM International, Inc.	9,780	526,458
Sherwin-Williams Co.	1,500	403,110
Valspar Corp.	1,853	191,989
		1,227,365
Commercial Services — 1.6%
Aramark	2,467	88,121
Cintas Corp.	2,099	242,561
CoreLogic, Inc.†	7,529	277,293
CoStar Group, Inc.†	8,805	1,659,655
Live Nation Entertainment, Inc.†	1,769	47,055
Nielsen Holdings PLC	13,567	569,136
Quanta Services, Inc.†	925	32,236
ServiceMaster Global Holdings, Inc.†	3,203	120,657
		3,036,714
Commercial Services-Finance — 3.4%
Equifax, Inc.	6,405	757,263
Euronet Worldwide, Inc.†	1,178	85,323
FleetCor Technologies, Inc.†	3,186	450,883
Global Payments, Inc.	17,232	1,196,073
IHS Markit, Ltd.†	8,991	318,371
MarketAxess Holdings, Inc.	865	127,086
Moody’s Corp.	6,862	646,881
Morningstar, Inc.	422	31,042
S&P Global, Inc.	500	53,770
Sabre Corp.	18,814	469,409
Square, Inc., Class A†	1,222	16,656
Total System Services, Inc.	3,927	192,541
TransUnion†	36,078	1,115,893
Vantiv, Inc., Class A†	11,362	677,402
Western Union Co.	11,638	252,777
WEX, Inc.†	2,311	257,908
		6,649,278
Computer Aided Design — 0.8%
ANSYS, Inc.†	1,638	151,499
Aspen Technology, Inc.†	12,753	697,334
Autodesk, Inc.†	6,071	449,315
Cadence Design Systems, Inc.†	7,069	178,280
Synopsys, Inc.†	339	19,953
		1,496,381
Computer Data Security — 0.1%
Fortinet, Inc.†	7,223	217,557
Computer Services — 0.5%
CSRA, Inc.	10,064	320,438
DST Systems, Inc.	776	83,148
EPAM Systems, Inc.	1,800	115,758
Genpact, Ltd.†	8,554	208,204
Leidos Holdings, Inc.	1,563	79,932

2

Teradata Corp.†	3,062	83,195
		890,675
Computer Software — 1.0%
Akamai Technologies, Inc.†	5,878	391,945
CommerceHub, Inc. Series A	58	871
CommerceHub, Inc. Series C	116	1,743
Splunk, Inc.	5,996	306,695
SS&C Technologies Holdings, Inc.	40,466	1,157,328
		1,858,582
Computers — 0.0%
Nutanix, Inc., Class A†	276	7,331
Computers-Integrated Systems — 0.1%
NCR Corp.†	2,918	118,354
VeriFone Systems, Inc.†	2,585	45,832
		164,186
Consulting Services — 0.8%
Booz Allen Hamilton Holding Corp.	7,525	271,427
Gartner, Inc.†	4,989	504,238
Verisk Analytics, Inc.†	9,625	781,261
		1,556,926
Consumer Products-Misc. — 0.3%
Clorox Co.	3,610	433,272
Spectrum Brands Holdings, Inc.	580	70,952
		504,224
Containers-Metal/Glass — 0.5%
Ball Corp.	10,403	780,953
Crown Holdings, Inc.†	3,180	167,173
Owens-Illinois, Inc.†	3,809	66,315
Silgan Holdings, Inc.	869	44,475
		1,058,916
Containers-Paper/Plastic — 0.5%
Bemis Co., Inc.	323	15,446
Berry Plastics Group, Inc.†	2,856	139,173
Graphic Packaging Holding Co.	5,298	66,119
Packaging Corp. of America	2,208	187,282
Sealed Air Corp.	10,264	465,370
		873,390
Cosmetics & Toiletries — 0.0%
Coty, Inc., Class A	595	10,894
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	3,149	133,927
Royal Caribbean Cruises, Ltd.	2,200	180,488
		314,415
Data Processing/Management — 1.6%
Broadridge Financial Solutions, Inc.	2,783	184,513
DocuSign, Inc. CVR†(2)(3)(4)	2,581	0
Dun & Bradstreet Corp.	347	42,098
Fidelity National Information Services, Inc.	9,771	739,078
First Data Corp., Class A†	7,394	104,921
Fiserv, Inc.†	11,509	1,223,176
Jack Henry & Associates, Inc.	1,860	165,131
Paychex, Inc.	10,137	617,141
		3,076,058
Decision Support Software — 0.2%
MSCI, Inc.	4,335	341,511
Dental Supplies & Equipment — 1.0%
Align Technology, Inc.†	14,713	1,414,361
DENTSPLY SIRONA, Inc.	6,072	350,537
Patterson Cos., Inc.	1,981	81,280
		1,846,178
Diagnostic Equipment — 0.0%
VWR Corp.†	106	2,653
Diagnostic Kits — 0.4%
Alere, Inc.†	377	14,692
IDEXX Laboratories, Inc.†	5,198	609,569
OPKO Health, Inc.†	6,955	64,682
		688,943
Dialysis Centers — 0.1%
DaVita, Inc.†	4,157	266,879
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	3,137	704,758
Distribution/Wholesale — 1.6%
Fastenal Co.	44,514	2,091,268
HD Supply Holdings, Inc.†	4,753	202,050
LKQ Corp.†	7,216	221,170
Pool Corp.	953	99,436
Watsco, Inc.	613	90,798
WW Grainger, Inc.	1,797	417,353
		3,122,075
Diversified Manufacturing Operations — 0.4%
A.O. Smith Corp.	3,444	163,073
Carlisle Cos., Inc.	441	48,638
Colfax Corp.†	3,300	118,569
Ingersoll-Rand PLC	3,056	229,322
Textron, Inc.	5,983	290,535
		850,137
Drug Delivery Systems — 0.5%
Catalent, Inc.†	4,800	129,408
DexCom, Inc.†	14,552	868,754
		998,162
E-Commerce/Products — 0.4%
The Honest Co., Inc.†(2)(3)(4)	1,850	63,862
Vipshop Holdings, Ltd. ADR†	6,500	71,565
Wayfair, Inc., Class A†	20,896	732,405
		867,832
E-Commerce/Services — 1.9%
Ctrip.com International, Ltd. ADR†	4,200	168,000
Expedia, Inc.	11,559	1,309,404
Groupon, Inc.†	8,653	28,728
IAC/InterActiveCorp†	1,303	84,421
Liberty Expedia Holdings, Inc., Class A	233	9,243
Liberty Ventures, Series A	350	12,905
Match Group, Inc.†	6,884	117,716
MercadoLibre, Inc.	900	140,526
Trade Desk, Inc., Class A†	500	13,835

3

TripAdvisor, Inc.†	4,292	199,020
Zillow Group, Inc., Class A†	3,936	143,467
Zillow Group, Inc., Class C†	38,894	1,418,464
		3,645,729
E-Services/Consulting — 0.1%
CDW Corp.	3,844	200,234
Electric Products-Misc. — 0.1%
AMETEK, Inc.	4,502	218,797
Electronic Components-Misc. — 0.0%
Gentex Corp.	4,317	85,002
Electronic Components-Semiconductors — 2.5%
Cavium, Inc.†	10,765	672,167
IPG Photonics Corp.†	2,601	256,745
Microchip Technology, Inc.	9,322	598,006
Micron Technology, Inc.†	41,408	907,663
Microsemi Corp.†	4,500	242,865
NVIDIA Corp.	11,960	1,276,610
ON Semiconductor Corp.†	973	12,415
Qorvo, Inc.†	317	16,715
Skyworks Solutions, Inc.	7,675	573,016
Xilinx, Inc.	6,004	362,462
		4,918,664
Electronic Connectors — 0.5%
Amphenol Corp., Class A	15,196	1,021,171
Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.	7,014	319,558
Fitbit, Inc., Class A†	2,430	17,788
Fortive Corp.	2,900	155,527
Keysight Technologies, Inc.†	3,000	109,710
National Instruments Corp.	1,925	59,328
Trimble, Inc.†	33,465	1,008,970
		1,670,881
Electronic Security Devices — 0.2%
Allegion PLC	7,168	458,752
Enterprise Software/Service — 3.5%
Atlassian Corp. PLC, Class A†	14,678	353,446
CDK Global, Inc.	3,632	216,794
Donnelley Financial Solutions, Inc.	417	9,583
Guidewire Software, Inc.	23,593	1,163,843
Inovalon Holdings, Inc., Class A†	1,393	14,348
Manhattan Associates, Inc.†	1,693	89,780
Tyler Technologies, Inc.†	1,181	168,611
Ultimate Software Group, Inc.†	8,062	1,470,106
Veeva Systems, Inc., Class A†	26,170	1,065,119
Workday, Inc., Class A†	34,539	2,282,682
		6,834,312
Entertainment Software — 0.6%
Activision Blizzard, Inc.	1,500	54,165
Electronic Arts, Inc.†	13,030	1,026,243
		1,080,408
Filtration/Separation Products — 0.2%
Donaldson Co., Inc.	7,267	305,795
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	194	42,197
Finance-Consumer Loans — 0.4%
Synchrony Financial	19,844	719,742
Finance-Credit Card — 0.3%
Alliance Data Systems Corp.	2,808	641,628
Finance-Investment Banker/Broker — 0.9%
E*TRADE Financial Corp.†	8,800	304,920
Interactive Brokers Group, Inc., Class A	170	6,207
Lazard, Ltd., Class A	6,812	279,905
LPL Financial Holdings, Inc.	292	10,281
TD Ameritrade Holding Corp.	27,812	1,212,603
		1,813,916
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,128	38,724
Finance-Mortgage Loan/Banker — 0.2%
Ellie Mae, Inc.†	1,200	100,416
FNF Group	10,000	339,600
		440,016
Finance-Other Services — 0.6%
CBOE Holdings, Inc.	9,513	702,916
Intercontinental Exchange, Inc.	4,705	265,456
SEI Investments Co.	3,017	148,919
		1,117,291
Food-Baking — 0.1%
Flowers Foods, Inc.	12,493	249,485
Food-Canned — 0.0%
TreeHouse Foods, Inc.†	407	29,381
Food-Confectionery — 0.4%
Hershey Co.	6,916	715,322
J.M. Smucker Co.	1,000	128,060
		843,382
Food-Dairy Products — 0.1%
WhiteWave Foods Co.†	4,108	228,405
Food-Flour & Grain — 0.0%
Post Holdings, Inc.	876	70,422
Food-Meat Products — 0.3%
Hormel Foods Corp.	5,595	194,762
Tyson Foods, Inc., Class A	7,026	433,364
		628,126
Food-Misc./Diversified — 1.3%
Blue Buffalo Pet Products, Inc.†	7,909	190,132
Campbell Soup Co.	4,408	266,552
Conagra Brands, Inc.	13,800	545,790
Hain Celestial Group, Inc.†	5,394	210,528
Ingredion, Inc.	1,198	149,702
Kellogg Co.	5,424	399,803
Lamb Weston Holdings, Inc.†	2,723	103,066
McCormick & Co., Inc.	6,000	559,980
Pinnacle Foods, Inc.	2,700	144,315
		2,569,868
Food-Retail — 0.2%
Sprouts Farmers Market, Inc.†	8,295	156,942

4

Whole Foods Market, Inc.	4,866	149,678
		306,620
Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	1,055	28,991
Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	3,079	75,682
Wolverine World Wide, Inc.	4,100	89,995
		165,677
Funeral Services & Related Items — 0.2%
Service Corp. International	15,233	432,617
Garden Products — 0.2%
Scotts Miracle-Gro Co., Class A	983	93,925
Toro Co.	5,724	320,258
		414,183
Gas-Distribution — 0.2%
Atmos Energy Corp.	2,700	200,205
NiSource, Inc.	6,600	146,124
		346,329
Gold Mining — 0.0%
Royal Gold, Inc.	99	6,272
Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.†	13,116	729,905
Stericycle, Inc.†	3,241	249,687
		979,592
Home Decoration Products — 0.4%
Newell Brands, Inc.	17,647	787,939
Home Furnishings — 0.2%
Leggett & Platt, Inc.	3,132	153,092
Tempur Sealy International, Inc.†	3,957	270,184
		423,276
Hotels/Motels — 2.4%
Choice Hotels International, Inc.	3,834	214,896
Extended Stay America, Inc.	9,539	154,055
Hilton Worldwide Holdings, Inc.	78,996	2,148,691
Hyatt Hotels Corp., Class A†	31	1,713
Marriott International, Inc., Class A	22,510	1,861,127
Wyndham Worldwide Corp.	2,603	198,791
		4,579,273
Housewares — 0.0%
Tupperware Brands Corp.	1,186	62,407
Human Resources — 0.3%
ManpowerGroup, Inc.	2,100	186,627
Robert Half International, Inc.	6,311	307,851
		494,478
Industrial Automated/Robotic — 0.8%
Cognex Corp.	3,919	249,327
Nordson Corp.	2,547	285,391
Rockwell Automation, Inc.	7,546	1,014,183
		1,548,901
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,500	215,730
Instruments-Controls — 0.4%
Mettler-Toledo International, Inc.†	1,425	596,448
Sensata Technologies Holding NV†	6,700	260,965
		857,413
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	538	28,057
Waters Corp.†	1,815	243,918
		271,975
Insurance Brokers — 0.3%
Aon PLC	2,000	223,060
Arthur J. Gallagher & Co.	2,846	147,878
Brown & Brown, Inc.	164	7,357
Willis Towers Watson PLC	1,800	220,104
		598,399
Insurance-Life/Health — 0.0%
Lincoln National Corp.	1,282	84,958
Insurance-Property/Casualty — 0.2%
AmTrust Financial Services, Inc.	147	4,025
Erie Indemnity Co., Class A	422	47,454
Progressive Corp.	6,720	238,560
XL Group, Ltd.	2,045	76,196
		366,235
Internet Application Software — 0.0%
Zendesk, Inc.†	1,800	38,160
Internet Content-Entertainment — 1.1%
Netflix, Inc.†	14,926	1,847,838
Pandora Media, Inc.†	4,471	58,302
Twitter, Inc.†	13,236	215,747
		2,121,887
Internet Content-Information/News — 0.0%
Yelp, Inc.†	1,242	47,357
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	2,476	358,327
Internet Security — 0.6%
FireEye, Inc.	833	9,913
Palo Alto Networks, Inc.	3,826	478,441
Proofpoint, Inc.†	1,400	98,910
Symantec Corp.	2,060	49,213
VeriSign, Inc.†	6,743	512,940
		1,149,417
Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	1,108	160,993
Ameriprise Financial, Inc.	1,128	125,140
Artisan Partners Asset Management, Inc., Class A	879	26,150
Eaton Vance Corp.	2,592	108,553
Federated Investors, Inc., Class B	2,207	62,414
Financial Engines, Inc.	2,400	88,200
Invesco, Ltd.	4,401	133,526
NorthStar Asset Management Group, Inc.	4,358	65,021
T. Rowe Price Group, Inc.	4,387	330,166

5

WisdomTree Investments, Inc.	4,500	50,130
		1,150,293
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	1,028	237,324
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	910	69,770
Machinery-General Industrial — 1.7%
BWX Technologies, Inc.	2,203	87,459
IDEX Corp.	3,821	344,119
Manitowoc Foodservice, Inc.	1,310	25,322
Middleby Corp.†	13,565	1,747,308
Roper Technologies, Inc.	2,906	532,030
Wabtec Corp.	4,634	384,715
Zebra Technologies Corp., Class A†	1,000	85,760
		3,206,713
Machinery-Pumps — 0.4%
Flowserve Corp.	5,067	243,469
Graco, Inc.	4,305	357,702
Xylem, Inc.	4,703	232,893
		834,064
Medical Information Systems — 0.4%
athenahealth, Inc.†	1,820	191,409
Cerner Corp.†	10,500	497,385
Medidata Solutions, Inc.†	1,700	84,439
		773,233
Medical Instruments — 2.2%
Bio-Techne Corp.	868	89,256
Bruker Corp.	7,171	151,882
Edwards Lifesciences Corp.†	23,931	2,242,335
Intuitive Surgical, Inc.†	1,764	1,118,676
St. Jude Medical, Inc.	4,536	363,742
Teleflex, Inc.	1,689	272,182
		4,238,073
Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	1,084	139,164
Quintiles IMS Holdings, Inc.	5,248	399,110
		538,274
Medical Products — 1.6%
ABIOMED, Inc.†	9,988	1,125,448
Cooper Cos., Inc.	2,972	519,892
Henry Schein, Inc.†	3,836	581,959
Hill-Rom Holdings, Inc.	1,447	81,235
Varian Medical Systems, Inc.†	2,253	202,274
West Pharmaceutical Services, Inc.	3,496	296,566
Zimmer Biomet Holdings, Inc.	2,318	239,218
		3,046,592
Medical-Biomedical/Gene — 2.4%
Alexion Pharmaceuticals, Inc.†	1,000	122,350
Alnylam Pharmaceuticals, Inc.†	3,334	124,825
BioMarin Pharmaceutical, Inc.†	7,814	647,312
Bluebird Bio, Inc.†	900	55,530
Charles River Laboratories International, Inc.†	1,103	84,038
Illumina, Inc.†	5,134	657,357
Incyte Corp.†	14,368	1,440,679
Intercept Pharmaceuticals, Inc.†	787	85,508
Intrexon Corp.†	1,307	31,760
Ionis Pharmaceuticals, Inc.†	17,406	832,529
Juno Therapeutics, Inc.†	1,338	25,221
Seattle Genetics, Inc.†	4,772	251,818
Ultragenyx Pharmaceutical, Inc.†	1,000	70,310
United Therapeutics Corp.†	1,271	182,300
Vertex Pharmaceuticals, Inc.†	1,958	144,246
		4,755,783
Medical-Drugs — 2.1%
ACADIA Pharmaceuticals, Inc.†	7,051	203,351
Akorn, Inc.†	4,982	108,757
Alkermes PLC†	5,904	328,144
Eisai Co., Ltd.	11,000	631,341
Endo International PLC†	3,300	54,351
Horizon Pharma PLC†	3,200	51,776
Ironwood Pharmaceuticals, Inc.†	5,000	76,450
Jazz Pharmaceuticals PLC†	1,000	109,030
Mallinckrodt PLC†	1,400	69,748
Ono Pharmaceutical Co., Ltd.	26,200	572,869
Pacira Pharmaceuticals, Inc.†	1,400	45,220
Patheon NV†	428	12,288
TESARO, Inc.†	5,526	743,137
Zoetis, Inc.	21,092	1,129,055
		4,135,517

Medical-HMO — 0.4%
Centene Corp.†	6,646	375,566
Humana, Inc.	800	163,224
WellCare Health Plans, Inc.†	2,363	323,920
		862,710
Medical-Hospitals — 0.4%
Acadia Healthcare Co., Inc.†	7,138	236,268
Envision Healthcare Corp.†	4,144	262,274
Tenet Healthcare Corp.†	1,894	28,107
Universal Health Services, Inc., Class B	1,999	212,653
		739,302
Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	8,365	654,059
Premier, Inc., Class A	329	9,989
		664,048
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.†	6,823	89,995
Southern Copper Corp.	876	27,980
		117,975
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	371	27,250
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp., Class A	713	19,180
Lions Gate Entertainment Corp., Class B†.	2,063	50,626
		69,806

6

Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	6,281	366,434
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	373	17,822
Multimedia — 0.3%
FactSet Research Systems, Inc.	1,595	260,671
Viacom, Inc., Class A	208	8,008
Viacom, Inc., Class B	7,092	248,929
		517,608
Networking Products — 0.7%
Arista Networks, Inc.†	13,663	1,322,169
Non-Hazardous Waste Disposal — 0.2%
Covanta Holding Corp.	2,753	42,947
Waste Connections, Inc.	3,600	282,924
		325,871
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	4,459	67,732
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,986	139,457
Oil Companies-Exploration & Production — 2.4%
Cabot Oil & Gas Corp.	12,786	298,681
Centennial Resource Development, Inc.†(1)(3)(4)	9,850	181,805
Chesapeake Energy Corp.†	1,207	8,473
Cimarex Energy Co.	6,144	834,970
Concho Resources, Inc.†	1,000	132,600
Continental Resources, Inc.†	911	46,953
Devon Energy Corp.	1,100	50,237
Diamondback Energy, Inc.†	7,221	729,754
EQT Corp.	2,200	143,880
Extraction Oil & Gas, Inc.†	76	1,523
Newfield Exploration Co.†	15,648	633,744
Parsley Energy, Inc., Class A†	310	10,924
Pioneer Natural Resources Co.	4,319	777,722
Range Resources Corp.	2,300	79,028
Southwestern Energy Co.†	11,514	124,582
WPX Energy, Inc.†	46,312	674,766
		4,729,642
Oil Refining & Marketing — 0.1%
Murphy USA, Inc.	532	32,702
Tesoro Corp.	1,600	139,920
		172,622
Oil-Field Services — 0.5%
Baker Hughes, Inc.	13,243	860,398
Oceaneering International, Inc.	3,100	87,451
		947,849
Paper & Related Products — 0.3%
International Paper Co.	12,724	675,135
Patient Monitoring Equipment — 0.5%
Insulet Corp.†	27,055	1,019,432
Physicians Practice Management — 0.1%
MEDNAX, Inc.†	3,522	234,777
Pipelines — 0.2%
ONEOK, Inc.	4,891	280,792
Williams Cos., Inc.	2,705	84,234
		365,026
Poultry — 0.0%
Pilgrim’s Pride Corp.	201	3,817
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	3,600	146,664
Hubbell, Inc.	2,033	237,251
		383,915
Printing-Commercial — 0.0%
LSC Communications, Inc.	417	12,376
RR Donnelley & Sons Co.	1,112	18,148
		30,524
Professional Sports — 0.0%
Madison Square Garden Co., Class A	46	7,889
Quarrying — 0.1%
Compass Minerals International, Inc.	1,300	101,855
Radio — 0.1%
Sirius XM Holdings, Inc.	42,096	187,327
Real Estate Investment Trusts — 3.2%
Alexandria Real Estate Equities, Inc.	174	19,337
American Campus Communities, Inc.	2,900	144,333
Boston Properties, Inc.	615	77,355
Care Capital Properties, Inc.	194	4,850
Crown Castle International Corp.	5,000	433,850
CubeSmart	7,551	202,140
CyrusOne, Inc.	1,466	65,574
Digital Realty Trust, Inc.	2,619	257,343
Empire State Realty Trust, Inc., Class A	1,757	35,474
Equinix, Inc.	6,798	2,429,673
Equity LifeStyle Properties, Inc.	1,805	130,140
Essex Property Trust, Inc.	643	149,497
Extra Space Storage, Inc.	2,825	218,203
Federal Realty Investment Trust	2,770	393,645
Healthcare Trust of America, Inc., Class A	2,348	68,350
Iron Mountain, Inc.	10,154	329,802
Lamar Advertising Co., Class A	1,938	130,311
Life Storage, Inc.	707	60,279
MGM Growth Properties LLC, Class A	6,300	159,453
Omega Healthcare Investors, Inc.	1,614	50,454
Outfront Media, Inc.	525	13,057
Regency Centers Corp.	395	27,235
Senior Housing Properties Trust	650	12,305
SL Green Realty Corp.	1,700	182,835
Tanger Factory Outlet Centers, Inc.	1,990	71,202
Taubman Centers, Inc.	2,687	198,650
Ventas, Inc.	2,511	156,988
VEREIT, Inc.	19,101	161,594
		6,183,929
Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	7,091	223,296
Jones Lang LaSalle, Inc.	2,200	222,288
WeWork Cos., Inc. Class A†(2)(3)(4)	2,244	72,705
		518,289

7

Recreational Vehicles — 0.2%
Brunswick Corp.	1,739	94,845
Polaris Industries, Inc.	2,822	232,505
		327,350
Rental Auto/Equipment — 0.5%
AerCap Holdings NV†	15,398	640,711
AMERCO	90	33,263
Avis Budget Group, Inc.†	4,324	158,604
Herc Holdings, Inc.†	112	4,498
Hertz Global Holdings, Inc.†	337	7,266
United Rentals, Inc.†	1,782	188,143
		1,032,485
Resorts/Theme Parks — 0.1%
Six Flags Entertainment Corp.	1,690	101,332
Vail Resorts, Inc.	908	146,470
		247,802
Respiratory Products — 0.1%
ResMed, Inc.	3,291	204,207
Retail-Apparel/Shoe — 2.1%
Burlington Stores, Inc.†	5,650	478,838
Coach, Inc.	8,146	285,273
Foot Locker, Inc.	2,869	203,383
Gap, Inc.	336	7,540
Kate Spade & Co.†	48,596	907,287
L Brands, Inc.	6,238	410,710
lululemon athletica, Inc.†	4,059	263,794
PVH Corp.	2,400	216,576
Ross Stores, Inc.	19,087	1,252,107
Urban Outfitters, Inc.†	1,643	46,793
		4,072,301
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	12,089	247,220
Retail-Auto Parts — 1.9%
Advance Auto Parts, Inc.	5,738	970,411
AutoZone, Inc.†	1,475	1,164,940
Genuine Parts Co.	3,259	311,365
O’Reilly Automotive, Inc.†	4,362	1,214,424
		3,661,140
Retail-Automobile — 0.6%
AutoNation, Inc.†	610	29,676
CarMax, Inc.†	11,198	721,039
Copart, Inc.†	6,111	338,611
		1,089,326
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	369	14,996
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	10,710	213,986
MSC Industrial Direct Co., Inc., Class A	428	39,543
		253,529
Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	918	109,132
Retail-Discount — 0.9%
Dollar General Corp.	14,872	1,101,569
Dollar Tree, Inc.†	9,605	741,314
		1,842,883
Retail-Drug Store — 0.1%
Rite Aid Corp.†	24,315	200,356
Retail-Gardening Products — 0.3%
Tractor Supply Co.	8,455	640,974
Retail-Home Furnishings — 0.0%
RH†	1,800	55,260
Retail-Jewelry — 0.4%
Signet Jewelers, Ltd.	4,493	423,510
Tiffany & Co.	3,600	278,748
		702,258
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	5,788	280,081
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,913	139,620
Retail-Misc./Diversified — 0.1%
Five Below, Inc.†	2,300	91,908
PriceSmart, Inc.	1,200	100,200
Sally Beauty Holdings, Inc.†	3,455	91,281
		283,389
Retail-Perfume & Cosmetics — 0.4%
Ulta Salon Cosmetics & Fragrance, Inc.†	2,768	705,674
Retail-Restaurants — 1.8%
Bloomin’ Brands, Inc.	5,100	91,953
Brinker International, Inc.	4,057	200,943
Chipotle Mexican Grill, Inc.†	1,008	380,338
Darden Restaurants, Inc.	2,706	196,780
Domino’s Pizza, Inc.	1,170	186,311
Dunkin’ Brands Group, Inc.	6,266	328,589
Panera Bread Co., Class A†	8,936	1,832,684
Papa John’s International, Inc.	2,100	179,718
Restaurant Brands International LP	20	951
Wendy’s Co.	2,828	38,235
		3,436,502
Retail-Sporting Goods — 0.7%
Cabela’s, Inc.†	147	8,607
Dick’s Sporting Goods, Inc.	24,699	1,311,517
		1,320,124
Satellite Telecom — 0.1%
DigitalGlobe, Inc.†	4,700	134,655
Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	8,500	617,270
Integrated Device Technology, Inc.†	5,000	117,800
Linear Technology Corp.	2,641	164,666
Maxim Integrated Products, Inc.	6,686	257,879
		1,157,615
Semiconductor Equipment — 0.4%
KLA-Tencor Corp.	5,989	471,214

8

Lam Research Corp.	2,993	316,450
		787,664
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	920	169,455
Silver Mining — 0.1%
Silver Wheaton Corp.	6,100	117,852
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	12,601	556,838
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,418	199,796
Steel-Producers — 0.0%
Carpenter Technology Corp.	1,400	50,638
Steel Dynamics, Inc.	826	29,389
		80,027
Telecommunication Equipment — 0.1%
ARRIS International PLC†	1,011	30,461
CommScope Holding Co., Inc.†	3,025	112,530
		142,991
Telephone-Integrated — 0.1%
Zayo Group Holdings, Inc.†	3,858	126,774
Television — 0.0%
AMC Networks, Inc., Class A†	1,408	73,695
Tribune Media Co., Class A	142	4,967
		78,662
Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	2,353	469,847
Theaters — 0.1%
Cinemark Holdings, Inc.	2,503	96,015
Regal Entertainment Group, Class A	538	11,083
		107,098
Therapeutics — 0.1%
Agios Pharmaceuticals, Inc.†	2,071	86,423
Neurocrine Biosciences, Inc.†	4,514	174,692
		261,115
Tools-Hand Held — 0.2%
Snap-on, Inc.	2,500	428,175
Stanley Black & Decker, Inc.	428	49,087
		477,262
Toys — 0.3%
Hasbro, Inc.	2,656	206,610
Mattel, Inc.	13,930	383,772
		590,382
Transactional Software — 0.1%
Black Knight Financial Services, Inc., Class A†	7,047	266,377
Transport-Marine — 0.1%
Kirby Corp.†	1,800	119,700
Transport-Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	2,000	138,820
Kansas City Southern	2,000	169,700
		308,520
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	5,025	368,132
Expeditors International of Washington, Inc.	6,323	334,866
		702,998
Transport-Truck — 1.1%
JB Hunt Transport Services, Inc.	11,350	1,101,745
Knight Transportation, Inc.	16,134	533,229
Landstar System, Inc.	2,384	203,355
Old Dominion Freight Line, Inc.†	3,379	289,884
		2,128,213
Veterinary Diagnostics — 0.1%
VCA, Inc.†	1,836	126,041
Vitamins & Nutrition Products — 0.3%
Herbalife, Ltd.†	1,742	83,860
Mead Johnson Nutrition Co.	5,791	409,771
		493,631
Web Hosting/Design — 0.5%
GoDaddy, Inc., Class A†	28,297	988,980
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	2,266	187,829
X-Ray Equipment — 1.1%
Hologic, Inc.†	52,407	2,102,569
Total Common Stocks (cost $164,492,962)		190,001,950
CONVERTIBLE PREFERRED SECURITIES — 1.6%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(2)(3)(4)	6,300	42,840
Applications Software — 0.1%
Dropbox, Inc., Series A†(2)(3)(4)	1,047	9,112
Dropbox, Inc., Series A-1†(2)(3)(4)	5,146	44,787
Dropbox, Inc., Series C†(2)(3)(4)	3,310	36,432
Magic Leap, Inc., Series C†(2)(3)(4)	4,974	114,566
Tanium, Inc., Series G†(2)(3)(4)	32,619	155,266
		360,163
Computer Software — 0.1%
Zuora, Inc., Series F†(2)(3)(4)	35,671	132,339
E-Commerce/Products — 0.1%
Flipkart, Ltd., Series G†(2)(3)(4)	721	67,969
The Honest Co., Inc., Series C†(2)(3)(4)	4,317	149,023

9

One Kings Lane, Inc., Series E†(2)(3)(4)	11,800	12,272
		229,264
E-Commerce/Services — 0.9%
Airbnb, Inc., Series D†(2)(3)(4)	2,091	219,555
Airbnb, Inc., Series E†(2)(3)(4)	2,711	284,655
Uber Technologies, Inc., Series D†(2)(3)(4)	25,472	1,242,326
		1,746,536
Electronic Forms — 0.1%
Docusign, Inc., Series B†(2)(3)(4)	358	5,782
Docusign, Inc., Series B-1†(2)(3)(4)	107	1,728
Docusign, Inc., Series D†(2)(3)(4)	257	4,150
Docusign, Inc., Series E†(2)(3)(4)	5,573	90,004
		101,664
Entertainment Software — 0.1%
DraftKings, Inc., Series D†(2)(3)(4)	23,516	94,064
DraftKings, Inc., Series D-1†(2)(3)(4)	20,325	103,454
		197,518
Real Estate Management/Services — 0.1%
WeWork Cos., Inc., Series D-1†(2)(3)(4)	3,588	116,251
WeWork Cos., Inc., Series D-2†(2)(3)(4)	2,819	91,336
WeWork Cos., Inc., Series E†(2)(3)(4)	2,120	68,688
		276,275
Web Portals/ISP — 0.1%
Pinterest, Inc., Series G†(2)(3)(4)	19,490	112,652
Total Convertible Preferred Securities (cost $2,399,261)		3,199,251
EXCHANGE-TRADED FUNDS — 0.1%
iShares Russell Midcap Growth Index Fund (cost $2,546,014)	1,800	175,302
Total Long-Term Investment Securities (cost $169,438,237)		193,376,503
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.42%(6)	137,977	137,977
T. Rowe Price Government Reserve Fund 0.43%(6)	637	637
Total Short-Term Investment Securities (cost $138,614)		138,614
REPURCHASE AGREEMENTS — 0.5%
Bank of America Securities LLC
Joint Repurchase Agreement(5)	$95,000	95,000
Barclays Capital, Inc.
Joint Repurchase Agreement(5)	105,000	105,000
BNP Paribas SA
Joint Repurchase Agreement(5)	60,000	60,000
Deutsche Bank AG
Joint Repurchase Agreement(5)	155,000	155,000
RBS Securities, Inc.
Joint Repurchase Agreement(5)	15,000	15,000
State Street Bank and Trust Co.
Joint Repurchase Agreement(5)	529,000	529,000
Total Repurchase Agreements (cost $959,000)		959,000
TOTAL INVESTMENTS (cost $170,535,851) (7)	99.9%	194,474,117
Other assets less liabilities	0.1	107,805
NET ASSETS	100.0%	$194,581,922

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 1).
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2016, the Mid Cap Growth Portfolio held the following restricted securities:

		Shares/
	Acquisition	Principal	Acquisition		Value	% of
Description	Date	Amount	Cost	Value	Per Share	Net Assets

Common Stocks
Centennial Resource Development, Inc.	12/19/2016	6,776	98,523
	12/28/2016	3,074	44,696
		9,850	143,219	181,805	18.46	0.09

DocuSign, Inc. CVR	08/12/2016	2,581	0	0	0.00	0.00

Dropbox, Inc.,	11/07/2014	3,515	67,141	30,592	8.70	0.02
Class A

Dropbox, Inc.,	05/01/2012	844	7,637	7,346	8.70	0.00
Class B

The Honest Co., Inc.	08/20/2014	1,850	50,056	63,862	34.52	0.03

WeWork Cos., Inc.,
Class A	12/09/2014	722	12,022
	05/26/2015	1,286	18,224
	06/23/2015	236	7,762
		2,244	38,008	72,705	32.40	0.04

Convertible Preferred Securities
Airbnb, Inc.,
Series D	04/16/2014	2,091	85,131	219,555	105.00	0.11

Airbnb, Inc.,
Series E	06/24/2015	2,392	222,682
	07/14/2015	319	29,697
		2,711	252,379	284,655	105.00	0.15

Docusign, Inc.,
Series B	02/28/2014	358	4,701	5,782	16.15	0.00

Docusign, Inc.,
Series B-1	02/28/2014	107	1,405	1,728	16.15	0.00

Docusign, Inc.,
Series D	02/28/2014	257	3,375	4,150	16.15	0.00

Docusign, Inc.,
Series E	02/28/2014	5,573	73,187	90,004	16.15	0.05

DraftKings, Inc.,
Series D	07/13/2015	11,604	62,500
	07/17/2015	839	4,519
	08/11/2015	11,073	59,638
		23,516	126,657	94,064	4.00	0.05

DraftKings, Inc.,
Series D-1	08/11/2015	20,325	155,799	103,454	5.09	0.05

Dropbox, Inc.,
Series A	05/01/2012	1,047	9,474	9,112	8.70	0.00

Dropbox, Inc.,
Series A-1	05/01/2012	5,146	46,567	44,787	8.70	0.02

Dropbox, Inc.,
Series C	01/28/2014	3,310	63,225	36,432	11.01	0.02

Flipkart, Ltd.,
Series G	12/17/2014	721	86,347	67,969	94.27	0.03

The Honest Co., Inc.,
Series C	08/20/2014	4,317	116,806	149,023	34.52	0.08

Magic Leap, Inc.,
Series C	12/28/2015	4,974	114,566	114,566	23.03	0.06

Nanigans, Inc.,
Series B	03/16/2015	6,300	68,787	42,840	6.80	0.02

One Kings Lane, Inc.,
Series E	01/28/2014	11,800	181,921	12,272	1.04	0.01

Pinterest, Inc.,
Series G	03/19/2015	19,490	139,921	112,652	5.78	0.06

Tanium, Inc.,
Series G	08/26/2015	32,619	161,930	155,266	4.76	0.08

Uber Technologies, Inc.,
Series D	06/05/2014	25,472	395,148	1,242,326	48.77	0.64

WeWork Cos., Inc.,
Series D-1	12/09/2014	3,588	59,744	116,251	32.40	0.06

WeWork Cos., Inc.,
Series D-2	12/09/2014	2,819	46,940	91,336	32.40	0.05

WeWork Cos., Inc.,
Series E	06/23/2015	2,120	69,726	68,688	32.40	0.04

Zuora, Inc.,
Series F	01/15/2015	35,671	135,525	132,339	3.71	0.06
				$3,555,561		1.82%

(4)              Illiquid security. At December 31, 2016, the aggregate value of these securities was $3,555,561 representing 1.8% of net assets.

(5)              See Note 2 for details of Joint Repurchase Agreements.

(6)              The rate shown is the 7-day yield as of December 31, 2016

(7)              See Note 4 for cost of investments on a tax basis.

10

ADR —  American Depositary Receipt

CVR —  Contingent Value Rights

Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2016	(Depreciation)

4	Long	S&P 400 E-Mini Index	March 2017	$674,107	$663,640	$(10,467)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$4,098,502	$—	$37,938	$4,136,440
Data Processing/Management	3,076,058	—	0	3,076,058
E-Commerce/Products	803,970	—	63,862	867,832
Oil Companies-Exploration & Production	4,547,837	181,805	—	4,729,642
Real Estate Management/Services	445,584	—	72,705	518,289
Other Industries	176,673,689	—	—	176,673,689
Convertible Preferred Securities	—	—	3,199,251	3,199,251
Exchange-Traded Funds	175,302	—	—	175,302
Short-Term Investment Securities	138,614	—	—	138,614
Repurchase Agreements	—	959,000	—	959,000
Total Investments at Value	$189,959,556	$1,140,805	$3,373,756	$194,474,117

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$10,467	$—	$—	10,467

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2016	$213,893	$3,389,624
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	2,022
Realized Loss	—	(6,131)
Change in unrealized appreciation(1)	—	155,259
Change in unrealized depreciation(1)	(39,388)	(302,808)
Net purchases	—	—
Net sales	—	(38,715)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of December 31, 2016	$174,505	$3,199,251

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2016 includes:

Common Stocks	Convertible Preferred Securities
$(39,388)	$(148,327)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2016.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at December 31, 2016	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$0	Income Approach	Potential Future Cash Flows*	$0.00

	$63,862	Market Approach	Enterprise Value/Revenue Multiple*	3.7x
			Discount for Lack of Marketability	10.00%

	$72,705	Market Approach	Market Transaction Price*	$50.1923
			Discount for Lack of Marketability	10.0%-15.0% (12.5%)
			2017 Enterprise Value/Sales Multiple*	14.7x
			Enterprise Value/EBITDA*	6.1x-14.1x (10.1x)

	$37,938	Market Approach with Option Pricing Method (“OPM”)	Estimated Revenue Multiple*	3.9x -5.4x (4.8x)
			Trailing Twelve Months Sales Multiple*	9.1x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	37.0%
			Term to liquidity event in years	2.50
			Risk-free rate	1.36%

Convertible Preferred Securities	$1,861,102	Market Approach	Market Transaction Price*	$23.033-$105.00 ($70.4513)

	$276,275	Market Approach	Market Transaction Price*	$50.1923
			Discount for Lack of Marketability	10.0%-15.0% (12.5%)
			2017 Enterprise Value/Sales Multiple*	14.7x
			Enterprise Value/EBITDA*	6.1x-14.1x (10.1x)

	$495,678	Market Approach	Enterprise Value/Revenue Multiple*	3.7x - 7.2x (6.3x)
			Discount for Lack of Marketability	10.00%

	$197,518	Market Approach and Income Approach	Next Twelve Months EBITDA Multiple*	11.5x
			Cost of Capital	27.5%

	$155,266	Market Approach	Transaction Price*	$4.9600
			Enterprise Value/Revenue Multiple*	8.3x
			Discount for Lack of Marketability	10.0%

	$42,840	Market Approach with Option Pricing Method (“OPM”)	Enterprise Value/Revenue Multiple*	1.18x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	51.0%
			Term to liquidity event in years	3.00
			Risk-free rate	1.49%

	$67,969	Market Approach and Income Approach	Market Transaction Price*	$142.2400
			Enterprise Value/Revenue Multiple*	3.1x -4.0x (3.6x)
			2017 Estimated Revenue Multiple*	3.1x
			Discount for Lack of Marketability	8.25% - 10.0% (9.125%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	4.0%

	$12,272	Income Approach	Future Cash Flows*	$1.04
			Discount for Potential Claims	20% - 50% (32%)

	$90,331	Market Approach with Option Pricing Method (“OPM”)	Estimated Revenue Multiple*	3.9x -5.4x (4.8x)
			Trailing Twelve Months Sales Multiple*	9.1x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	37.0%
			Term to liquidity event in years	2.50
			Risk-free rate	1.36%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

11

SEASONS SERIES TRUST MID CAP VALUE PORTFOLIO

Portfolio of Investments — December 31, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.8%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	32,392	$758,297
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	493	2,490
Aerospace/Defense — 0.4%
Arconic, Inc.	12,953	240,148
Rockwell Collins, Inc.	8,174	758,220
Spirit AeroSystems Holdings, Inc., Class A	1,739	101,471
		1,099,839
Aerospace/Defense-Equipment — 0.9%
Harris Corp.	3,710	380,164
L3 Technologies, Inc.	15,308	2,328,500
Orbital ATK, Inc.	1,733	152,036
		2,860,700
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	6,939	218,440
Mosaic Co.	10,408	305,266
		523,706
Agricultural Operations — 0.4%
Bunge, Ltd.	16,134	1,165,520
Airlines — 1.6%
Alaska Air Group, Inc.	6,335	562,105
American Airlines Group, Inc.	15,600	728,364
Copa Holdings SA, Class A	924	83,927
Delta Air Lines, Inc.	16,922	832,393
JetBlue Airways Corp.†	80,044	1,794,587
Spirit Airlines, Inc.†	2,119	122,605
United Continental Holdings, Inc.†	9,371	682,958
		4,806,939
Apparel Manufacturers — 0.4%
Hanesbrands, Inc.	21,600	465,912
Ralph Lauren Corp.	1,578	142,525
VF Corp.	13,014	694,297
		1,302,734
Appliances — 0.4%
Whirlpool Corp.	6,654	1,209,498
Applications Software — 0.3%
Nuance Communications, Inc.†	1,612	24,019
PTC, Inc.†	1,882	87,080
Twilio, Inc., Class A†	123	3,549
Verint Systems, Inc.†	18,593	655,403
		770,051
Athletic Equipment — 0.0%
Vista Outdoor, Inc.	1,484	54,760
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,123	124,833
Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	9,213	588,711
Auto/Truck Parts & Equipment-Original — 0.9%
Adient PLC	2,124	124,466
Allison Transmission Holdings, Inc.	45,261	1,524,843
BorgWarner, Inc.	5,674	223,783
Delphi Automotive PLC	11,312	761,863
Lear Corp.	376	49,771
		2,684,726
Banks-Commercial — 2.5%
Associated Banc-Corp.	4,429	109,396
Bank of Hawaii Corp.	1,258	111,572
BankUnited, Inc.	2,948	111,110
BB&T Corp.	22,378	1,052,214
BOK Financial Corp.	761	63,193
Commerce Bancshares, Inc.	2,592	149,870
Cullen/Frost Bankers, Inc.	1,576	139,051
East West Bancorp, Inc.	4,262	216,637
First Hawaiian, Inc.	640	22,285
First Horizon National Corp.	6,846	136,988
First Republic Bank	853	78,595
M&T Bank Corp.	10,121	1,583,228
PacWest Bancorp	3,524	191,847
Popular, Inc.	3,041	133,257
Regions Financial Corp.	37,412	537,236
Signature Bank†	9,176	1,378,235
SVB Financial Group†	399	68,492
Synovus Financial Corp.	3,697	151,873
TCF Financial Corp.	4,663	91,348
Western Alliance Bancorp†	1,205	58,696
Wintrust Financial Corp.	15,371	1,115,474
Zions Bancorporation	5,981	257,422
		7,758,019
Banks-Fiduciary — 1.5%
Citizens Financial Group, Inc.	89,785	3,199,039
Northern Trust Corp.	16,191	1,441,809
		4,640,848
Banks-Super Regional — 4.0%
Comerica, Inc.	20,514	1,397,209
Fifth Third Bancorp	79,444	2,142,605
Huntington Bancshares, Inc.	247,254	3,268,698
KeyCorp	94,798	1,731,959
SunTrust Banks, Inc.	67,518	3,703,362
		12,243,833
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	1,255	55,986
Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	17,595	552,483
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	91	4,209
Brown-Forman Corp., Class B	336	15,093
		19,302
Brewery — 0.8%
Molson Coors Brewing Co., Class B	25,824	2,512,933
Broadcast Services/Program — 0.4%
Discovery Communications, Inc., Class A†	47,694	1,307,293
Discovery Communications, Inc., Class C†	489	13,095
		1,320,388
Building & Construction Products-Misc. — 0.6%
Armstrong World Industries, Inc.†	18,744	783,499
Owens Corning	21,548	1,111,015

1

USG Corp.†	2,588	74,741
		1,969,255
Building Products-Air & Heating — 0.3%
Johnson Controls International PLC	21,250	875,288
Lennox International, Inc.	85	13,019
		888,307
Building Products-Cement — 0.5%
Martin Marietta Materials, Inc.	6,384	1,414,248
Vulcan Materials Co.	270	33,790
		1,448,038
Building Products-Light Fixtures — 0.0%
Cree, Inc.†	1,874	49,455
Building Products-Wood — 0.0%
Masco Corp.	3,462	109,468
Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	3,098	98,362
SBA Communications Corp., Class A†	1,343	138,678
		237,040
Building-Residential/Commercial — 0.5%
CalAtlantic Group, Inc.	1,945	66,149
D.R. Horton, Inc.	4,522	123,586
Lennar Corp., Class A	2,568	110,244
Lennar Corp., Class B	137	4,727
PulteGroup, Inc.	7,199	132,318
Toll Brothers, Inc.†	33,480	1,037,880
		1,474,904
Cable/Satellite TV — 0.6%
DISH Network Corp., Class A†	26,169	1,515,970
Liberty Broadband Corp., Class A†	753	54,562
Liberty Broadband Corp., Class C†	3,068	227,247
		1,797,779
Casino Hotels — 0.3%
MGM Resorts International†	29,679	855,646
Wynn Resorts, Ltd.	206	17,821
		873,467
Cellular Telecom — 0.1%
Sprint Corp.	22,513	189,559
United States Cellular Corp.†	401	17,532
		207,091
Chemicals-Diversified — 1.7%
Akzo Nobel NV	7,627	476,816
Celanese Corp., Series A	30,552	2,405,665
Eastman Chemical Co.	4,392	330,322
FMC Corp.	25,484	1,441,375
Huntsman Corp.	5,886	112,305
PPG Industries, Inc.	5,318	503,934
Westlake Chemical Corp.	1,124	62,933
		5,333,350
Chemicals-Specialty — 0.7%
Albemarle Corp.	3,327	286,388
Ashland Global Holdings, Inc.	1,844	201,531
Brenntag AG	7,520	417,961
Cabot Corp.	1,814	91,680
NewMarket Corp.	14	5,934
Platform Specialty Products Corp.†	5,750	56,407
Sensient Technologies Corp.	5,287	415,452
Univar, Inc.†	26,034	738,585
Valvoline, Inc.	893	19,200
W.R. Grace & Co.	932	63,040
		2,296,178
Coal — 0.0%
CONSOL Energy, Inc.	6,743	122,925
Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	33,523	911,826
Commercial Services — 0.7%
Aramark	26,250	937,650
CoreLogic, Inc.†	1,078	39,703
Live Nation Entertainment, Inc.†	1,670	44,422
Macquarie Infrastructure Corp.	2,218	181,210
Nielsen Holdings PLC	16,359	686,260
Quanta Services, Inc.†	3,116	108,593
		1,997,838
Commercial Services-Finance — 0.3%
H&R Block, Inc.	6,120	140,699
Moody’s Corp.	528	49,774
Sabre Corp.	25,906	646,355
		836,828
Computer Aided Design — 0.2%
ANSYS, Inc.†	1,936	179,061
Autodesk, Inc.†	1,145	84,741
Synopsys, Inc.†	4,066	239,325
		503,127
Computer Data Security — 0.4%
Check Point Software Technologies, Ltd.†	15,406	1,301,191
Computer Services — 0.9%
Amdocs, Ltd.	17,808	1,037,316
Computer Sciences Corp.	16,486	979,598
Leidos Holdings, Inc.	11,925	609,845
		2,626,759
Computer Software — 0.0%
Akamai Technologies, Inc.†	568	37,874
CommerceHub, Inc., Series A	321	4,818
CommerceHub, Inc., Series C	643	9,665
SS&C Technologies Holdings, Inc.	398	11,383
		63,740
Computers — 0.0%
Nutanix, Inc., Class A†	94	2,497
Computers-Integrated Systems — 0.4%
NCR Corp.†	19,461	789,338
VeriFone Systems, Inc.†	20,570	364,706
		1,154,044
Computers-Memory Devices — 0.3%
Brocade Communications Systems, Inc.	11,817	147,594
NetApp, Inc.	8,623	304,133

2

Western Digital Corp.	8,328	565,888
		1,017,615
Consulting Services — 0.0%
Booz Allen Hamilton Holding Corp.	198	7,142
Consumer Products-Misc. — 0.0%
Clorox Co.	568	68,171
Containers-Metal/Glass — 0.4%
Ball Corp.	15,102	1,133,707
Containers-Paper/Plastic — 0.7%
Bemis Co., Inc.	5,668	271,044
Berry Plastics Group, Inc.†	17,185	837,425
Graphic Packaging Holding Co.	39,387	491,550
Sonoco Products Co.	2,951	155,518
WestRock Co.	7,384	374,885
		2,130,422
Cosmetics & Toiletries — 0.3%
Coty, Inc., Class A	38,895	712,167
Edgewell Personal Care Co.†	1,752	127,879
		840,046
Cruise Lines — 0.4%
Norwegian Cruise Line Holdings, Ltd.†	4,288	182,368
Royal Caribbean Cruises, Ltd.	11,393	934,682
		1,117,050
Data Processing/Management — 0.9%
Dun & Bradstreet Corp.	643	78,009
Fidelity National Information Services, Inc.	31,267	2,365,036
First Data Corp., Class A†	18,755	266,133
		2,709,178
Dental Supplies & Equipment — 0.3%
DENTSPLY SIRONA, Inc.	16,520	953,700
Diagnostic Equipment — 0.2%
VWR Corp.†	19,414	485,932
Diagnostic Kits — 0.1%
Alere, Inc.†	2,092	81,525
OPKO Health, Inc.†	810	7,533
QIAGEN NV†	6,782	190,032
		279,090
Dialysis Centers — 0.1%
DaVita, Inc.†	3,025	194,205
Disposable Medical Products — 0.2%
STERIS PLC	8,742	589,123
Distribution/Wholesale — 0.4%
LKQ Corp.†	26,869	823,535
WESCO International, Inc.†	8,013	533,265
		1,356,800
Diversified Manufacturing Operations — 1.8%
Carlisle Cos., Inc.	1,303	143,708
Colfax Corp.†	2,919	104,880
Crane Co.	1,445	104,213
Dover Corp.	4,561	341,756
Eaton Corp. PLC	11,949	801,658
Ingersoll-Rand PLC	3,812	286,053
ITT, Inc.	11,397	439,582
Parker-Hannifin Corp.	3,939	551,460
Pentair PLC	4,942	277,098
Textron, Inc.	31,807	1,544,548
Trinity Industries, Inc.	31,238	867,167
		5,462,123
Diversified Minerals — 0.0%
US Silica Holdings, Inc.	1,355	76,801
Diversified Operations — 0.1%
Leucadia National Corp.	9,772	227,199
E-Commerce/Services — 0.7%
Expedia, Inc.	11,041	1,250,725
IAC/InterActiveCorp†	13,422	869,611
Liberty Expedia Holdings, Inc., Class A	1,286	51,016
Liberty Ventures, Series A	1,931	71,196
Zillow Group, Inc., Class A†	467	17,022
Zillow Group, Inc., Class C†	937	34,172
		2,293,742
Electric Products-Misc. — 0.6%
AMETEK, Inc.	35,753	1,737,596
Electric-Distribution — 0.2%
PPL Corp.	20,027	681,919
Electric-Integrated — 6.3%
AES Corp.	66,275	770,115
Alliant Energy Corp.	6,757	256,023
Ameren Corp.	17,680	927,493
Avangrid, Inc.	1,669	63,222
CMS Energy Corp.	25,782	1,073,047
Consolidated Edison, Inc.	9,003	663,341
DTE Energy Co.	14,578	1,436,079
Edison International	9,338	672,243
Entergy Corp.	5,279	387,848
Eversource Energy	25,053	1,383,677
Exelon Corp.	16,229	575,967
FirstEnergy Corp.	57,157	1,770,152
Great Plains Energy, Inc.	6,353	173,755
Hawaiian Electric Industries, Inc.	3,190	105,493
MDU Resources Group, Inc.	5,765	165,859
NorthWestern Corp.	9,602	546,066
OGE Energy Corp.	5,916	197,890
PG&E Corp.	24,477	1,487,467
Pinnacle West Capital Corp.	28,317	2,209,575
Public Service Enterprise Group, Inc.	32,011	1,404,643
SCANA Corp.	13,953	1,022,476
WEC Energy Group, Inc.	20,964	1,229,539
Westar Energy, Inc.	4,204	236,895
Xcel Energy, Inc.	15,008	610,826
		19,369,691
Electronic Components-Misc. — 0.3%
Corning, Inc.	19,952	484,235
Garmin, Ltd.	3,311	160,550
Gentex Corp.	2,987	58,814
Jabil Circuit, Inc.	5,555	131,487
		835,086

3

Electronic Components-Semiconductors — 0.4%
IPG Photonics Corp.†	165	16,287
Micron Technology, Inc.†	30,557	669,809
ON Semiconductor Corp.†	11,025	140,679
Qorvo, Inc.†	3,398	179,177
Skyworks Solutions, Inc.	462	34,493
Xilinx, Inc.	5,159	311,449
		1,351,894
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	20,348	927,055
Fitbit, Inc., Class A†	688	5,036
FLIR Systems, Inc.	4,071	147,330
Keysight Technologies, Inc.†	20,942	765,849
National Instruments Corp.	650	20,033
Trimble, Inc.†	1,562	47,094
		1,912,397
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	2,700	192,510
Avnet, Inc.	3,807	181,251
		373,761
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	2,246	72,074
Engineering/R&D Services — 0.7%
AECOM†	4,525	164,529
Fluor Corp.	4,142	217,538
Jacobs Engineering Group, Inc.†	21,727	1,238,439
KBR, Inc.	32,407	540,873
		2,161,379
Engines-Internal Combustion — 0.2%
Cummins, Inc.	4,658	636,609
Enterprise Software/Service — 0.1%
CA, Inc.	8,671	275,478
Donnelley Financial Solutions, Inc.	248	5,699
		281,177
Entertainment Software — 0.0%
Zynga, Inc., Class A†	21,551	55,386
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	289	12,161
Finance-Auto Loans — 0.1%
Ally Financial, Inc.	13,199	251,045
Finance-Commercial — 0.5%
CIT Group, Inc.	37,479	1,599,604
Finance-Consumer Loans — 1.8%
Navient Corp.	8,905	146,309
OneMain Holdings, Inc.†	1,572	34,804
Santander Consumer USA Holdings, Inc.†	3,132	42,282
SLM Corp.†	172,530	1,901,281
Synchrony Financial	92,491	3,354,648
		5,479,324
Finance-Credit Card — 0.4%
Discover Financial Services	17,157	1,236,848
Finance-Investment Banker/Broker — 1.0%
E*TRADE Financial Corp.†	8,299	287,560
Interactive Brokers Group, Inc., Class A	1,662	60,680
Lazard, Ltd., Class A	3,265	134,159
LPL Financial Holdings, Inc.	2,184	76,899
Raymond James Financial, Inc.	27,309	1,891,694
TD Ameritrade Holding Corp.	17,627	768,537
		3,219,529
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,440	49,435
Finance-Mortgage Loan/Banker — 0.1%
FNF Group	7,805	265,058
Finance-Other Services — 0.4%
Nasdaq, Inc.	20,404	1,369,516
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	3,953	149,305
Food-Baking — 0.0%
Flowers Foods, Inc.	425	8,487
Food-Canned — 0.2%
TreeHouse Foods, Inc.†	9,458	682,773
Food-Confectionery — 0.4%
J.M. Smucker Co.	9,080	1,162,785
Food-Flour & Grain — 0.0%
Post Holdings, Inc.	803	64,553
Food-Meat Products — 0.1%
Hormel Foods Corp.	1,013	35,262
Tyson Foods, Inc., Class A	4,572	282,001
		317,263
Food-Misc./Diversified — 1.1%
Cal-Maine Foods, Inc.	6,526	288,286
Conagra Brands, Inc.	24,719	977,636
Hain Celestial Group, Inc.†	766	29,897
Ingredion, Inc.	625	78,100
Kellogg Co.	8,570	631,695
Lamb Weston Holdings, Inc.†	909	34,406
Pinnacle Foods, Inc.	24,512	1,310,166
		3,350,186
Food-Retail — 0.3%
Safeway Casa Ley CVR†(1)(2)	7,948	8,066
Safeway PDC LLC CVR†(1)(2)	7,948	388
Whole Foods Market, Inc.	27,964	860,173
		868,627
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	2,794	71,303
Garden Products — 0.0%
Scotts Miracle-Gro Co., Class A	103	9,842
Gas-Distribution — 1.3%
Atmos Energy Corp.	15,073	1,117,663
CenterPoint Energy, Inc.	12,835	316,254
National Fuel Gas Co.	2,188	123,928
NiSource, Inc.	30,075	665,861
Sempra Energy	14,570	1,466,325
UGI Corp.	5,114	235,653

4

Vectren Corp.	2,465	128,550
		4,054,234
Gold Mining — 0.2%
Newmont Mining Corp.	15,687	534,456
Royal Gold, Inc.	1,805	114,347
		648,803
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	11,133	619,552
Stericycle, Inc.†	134	10,323
		629,875
Home Decoration Products — 0.3%
Newell Brands, Inc.	21,431	956,894
Hotels/Motels — 0.1%
Choice Hotels International, Inc.	306	17,151
Extended Stay America, Inc.	1,886	30,459
Hilton Worldwide Holdings, Inc.	1,868	50,809
Hyatt Hotels Corp., Class A†	908	50,176
Marriott International, Inc., Class A	2,348	194,133
		342,728
Human Resources — 0.1%
ManpowerGroup, Inc.	1,974	175,429
Independent Power Producers — 0.2%
Calpine Corp.†	49,367	564,265
NRG Energy, Inc.	9,357	114,717
		678,982
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	802	107,789
Instruments-Scientific — 0.3%
PerkinElmer, Inc.	17,493	912,260
Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	25,304	1,314,796
Brown & Brown, Inc.	3,250	145,795
		1,460,591
Insurance-Life/Health — 1.5%
Lincoln National Corp.	37,610	2,492,415
Principal Financial Group, Inc.	7,891	456,573
Torchmark Corp.	3,530	260,373
Unum Group	31,307	1,375,316
		4,584,677
Insurance-Multi-line — 1.8%
American Financial Group, Inc.	2,031	178,972
American National Insurance Co.	217	27,040
Assurant, Inc.	1,677	155,726
Cincinnati Financial Corp.	4,456	337,542
CNA Financial Corp.	802	33,283
Hartford Financial Services Group, Inc.	68,051	3,242,630
Loews Corp.	8,330	390,094
Old Republic International Corp.	7,182	136,458
Voya Financial, Inc.	23,911	937,790
		5,439,535
Insurance-Property/Casualty — 2.1%
Alleghany Corp.†	440	267,573
AmTrust Financial Services, Inc.	2,434	66,643
Arch Capital Group, Ltd.†	13,344	1,151,454
Erie Indemnity Co., Class A	191	21,478
First American Financial Corp.	3,166	115,970
Hanover Insurance Group, Inc.	7,992	727,352
Markel Corp.†	404	365,418
Mercury General Corp.	808	48,650
ProAssurance Corp.	1,559	87,616
Progressive Corp.	15,516	550,818
White Mountains Insurance Group, Ltd.	124	103,670
WR Berkley Corp.	12,925	859,642
XL Group, Ltd.	54,005	2,012,226
		6,378,510
Insurance-Reinsurance — 1.1%
Allied World Assurance Co. Holdings AG(3)	2,598	139,539
Aspen Insurance Holdings, Ltd.	1,784	98,120
Athene Holding, Ltd.† Class A	6,430	308,576
Axis Capital Holdings, Ltd.	2,717	177,339
Endurance Specialty Holdings, Ltd.	1,898	175,375
Everest Re Group, Ltd.	5,159	1,116,408
Reinsurance Group of America, Inc.	1,897	238,699
RenaissanceRe Holdings, Ltd.	1,255	170,956
Validus Holdings, Ltd.	16,951	932,474
		3,357,486
Internet Content-Entertainment — 0.2%
Pandora Media, Inc.†	36,487	475,790
Twitter, Inc.†	2,203	35,909
		511,699
Internet Content-Information/News — 0.0%
Yelp, Inc.†	461	17,578
Internet Security — 0.8%
FireEye, Inc.	3,449	41,043
Symantec Corp.	100,120	2,391,867
		2,432,910
Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.†	2,881	418,609
Ameriprise Financial, Inc.	12,584	1,396,069
Invesco, Ltd.	10,178	308,801
Legg Mason, Inc.	3,124	93,439
T. Rowe Price Group, Inc.	1,704	128,243
		2,345,161
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	670	51,369
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	2,161	139,622
Terex Corp.	3,142	99,067
		238,689
Machinery-Electrical — 0.3%
Regal Beloit Corp.	11,586	802,330
Machinery-Farming — 0.3%
AGCO Corp.	2,067	119,596

5

Deere & Co.	6,816	702,321
		821,917
Machinery-General Industrial — 0.6%
IDEX Corp.	155	13,959
Manitowoc Foodservice, Inc.	2,105	40,690
Roper Technologies, Inc.	1,451	265,649
Wabtec Corp.	16,243	1,348,494
Zebra Technologies Corp., Class A†	280	24,013
		1,692,805
Machinery-Pumps — 0.3%
Flowserve Corp.	1,512	72,651
Xylem, Inc.	14,632	724,577
		797,228
Medical Information Systems — 0.0%
Allscripts Healthcare Solutions, Inc.†	5,543	56,594
Medical Instruments — 0.3%
St. Jude Medical, Inc.	2,532	203,041
Teleflex, Inc.	4,014	646,856
		849,897
Medical Labs & Testing Services — 1.1%
Laboratory Corp. of America Holdings†	12,237	1,570,986
Quest Diagnostics, Inc.	12,068	1,109,049
Quintiles IMS Holdings, Inc.	9,792	744,682
		3,424,717
Medical Products — 0.9%
Cooper Cos., Inc.	314	54,928
Hill-Rom Holdings, Inc.	123	6,905
Zimmer Biomet Holdings, Inc.	24,829	2,562,353
		2,624,186
Medical-Biomedical/Gene — 0.5%
Alnylam Pharmaceuticals, Inc.†	292	10,932
Bio-Rad Laboratories, Inc., Class A†	615	112,102
BioMarin Pharmaceutical, Inc.†	6,679	553,288
Juno Therapeutics, Inc.†	181	3,412
United Therapeutics Corp.†	944	135,398
Vertex Pharmaceuticals, Inc.†	10,989	809,560
		1,624,692
Medical-Drugs — 0.1%
Endo International PLC†	6,084	100,203
Mallinckrodt PLC†	3,252	162,015
Patheon NV†	396	11,369
		273,587
Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	4,059	337,831
Medical-HMO — 0.4%
Centene Corp.†	16,873	953,493
Molina Healthcare, Inc.†	6,023	326,808
WellCare Health Plans, Inc.†	102	13,982
		1,294,283
Medical-Hospitals — 0.5%
Acadia Healthcare Co., Inc.†	1,419	46,969
Community Health Systems, Inc.†	15,170	84,800
Envision Healthcare Corp.†	1,002	63,417
LifePoint Health, Inc.†	10,935	621,108
Universal Health Services, Inc., Class B	6,317	672,002
		1,488,296
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	10,226	799,571
Owens & Minor, Inc.	7,341	259,064
Premier, Inc., Class A	943	28,629
		1,087,264
Metal Processors & Fabrication — 0.0%
Timken Co.	2,089	82,933
Metal-Aluminum — 0.0%
Alcoa Corp.	4,317	121,221
Metal-Copper — 0.5%
Freeport-McMoRan, Inc.†	104,157	1,373,831
Southern Copper Corp.	1,385	44,237
		1,418,068
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	1,372	100,773
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	1,505	68,011
Lions Gate Entertainment Corp., Class A	495	13,316
Lions Gate Entertainment Corp., Class B	495	12,147
		93,474
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	10,314	601,719
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	1,162	55,520
Multimedia — 0.2%
Viacom, Inc., Class A	34	1,309
Viacom, Inc., Class B	20,018	702,632
		703,941
Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	6,954	396,726
Waste Connections, Inc.	12,627	992,356
		1,389,082
Office Automation & Equipment — 0.4%
Pitney Bowes, Inc.	21,049	319,734
Xerox Corp.	91,772	801,170
		1,120,904
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	147	10,322
Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.†	1,909	33,789
Ensco PLC, Class A	8,961	87,101
Helmerich & Payne, Inc.	2,886	223,376
Nabors Industries, Ltd.	8,182	134,185
Noble Corp. PLC	7,188	42,553
Patterson-UTI Energy, Inc.	4,288	115,433
Rowan Cos. PLC, Class A†	3,731	70,479
Transocean, Ltd.†	10,258	151,203
		858,119

6

Oil Companies-Exploration & Production — 5.8%
Anadarko Petroleum Corp.	8,614	600,654
Antero Resources Corp.	41,566	983,036
Cabot Oil & Gas Corp.	28,816	673,142
Chesapeake Energy Corp.†	16,566	116,293
Cimarex Energy Co.	11,285	1,533,631
Concho Resources, Inc.†	4,156	551,086
Continental Resources, Inc.†	1,428	73,599
Devon Energy Corp.	15,974	729,533
Diamondback Energy, Inc.†	1,732	175,036
Encana Corp.	65,790	772,375
Energen Corp.†	17,178	990,655
EQT Corp.	14,763	965,500
Extraction Oil & Gas, Inc.†	932	18,677
Gulfport Energy Corp.†	3,728	80,674
Hess Corp.	24,987	1,556,440
Kosmos Energy, Ltd.†	4,662	32,681
Laredo Petroleum, Inc.	4,231	59,826
Marathon Oil Corp.	25,007	432,871
Newfield Exploration Co.†	28,744	1,164,132
Noble Energy, Inc.	21,311	811,097
Parsley Energy, Inc., Class A†	4,368	153,928
PDC Energy, Inc.†	10,465	759,550
Pioneer Natural Resources Co.	9,910	1,784,494
QEP Resources, Inc.†	7,037	129,551
Range Resources Corp.	6,025	207,019
Rice Energy, Inc.†	34,930	745,755
RSP Permian, Inc.	18,998	847,691
SM Energy Co.	2,852	98,337
Whiting Petroleum Corp.†	5,987	71,964
WPX Energy, Inc.†	50,980	742,779
		17,862,006
Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	4,849	150,949
Oil Field Machinery & Equipment — 0.8%
Dril-Quip, Inc.†	1,122	67,376
FMC Technologies, Inc.†	35,548	1,263,021
Forum Energy Technologies, Inc.	28,543	627,946
National Oilwell Varco, Inc.	11,144	417,231
		2,375,574
Oil Refining & Marketing — 1.0%
HollyFrontier Corp.	22,660	742,341
Marathon Petroleum Corp.	35,915	1,808,320
Murphy USA, Inc.	429	26,371
PBF Energy, Inc., Class A	2,903	80,936
Tesoro Corp.	3,549	310,360
		2,968,328
Oil-Field Services — 1.1%
Baker Hughes, Inc.	29,949	1,945,787
Frank’s International NV	28,972	356,645
Oceaneering International, Inc.	2,908	82,035
Oil States International, Inc.†	14,301	557,739
RPC, Inc.	1,731	34,291
Superior Energy Services, Inc.	23,726	400,495
Weatherford International PLC†	28,866	144,041
		3,521,033
Paper & Related Products — 0.2%
Domtar Corp.	1,852	72,284
International Paper Co.	12,103	642,185
		714,469
Physicians Practice Management — 0.2%
MEDNAX, Inc.†	8,345	556,278
Pipelines — 0.6%
Cheniere Energy, Inc.†	5,930	245,680
Targa Resources Corp.	4,873	273,229
Williams Cos., Inc.	41,323	1,286,798
		1,805,707
Poultry — 0.0%
Pilgrim’s Pride Corp.	1,505	28,580
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	583	68,036
SunPower Corp.†	1,708	11,290
		79,326
Precious Metals — 0.0%
Tahoe Resources, Inc.	8,933	84,149
Printing-Commercial — 0.0%
LSC Communications, Inc.	248	7,361
RR Donnelley & Sons Co.	663	10,820
		18,181
Private Equity — 0.1%
Apollo Global Management LLC, Class A	21,862	423,248
Professional Sports — 0.0%
Madison Square Garden Co., Class A	517	88,671
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	19,734	214,114
John Wiley & Sons, Inc., Class A	1,318	71,831
		285,945
Publishing-Newspapers — 0.1%
News Corp., Class A	11,289	129,372
News Corp., Class B	3,609	42,586
		171,958
Quarrying — 0.0%
Compass Minerals International, Inc.	999	78,272
Radio — 0.1%
Liberty Media Corp.-Liberty SiriusXM, Series A†	2,699	93,170
Liberty Media Corp.-Liberty SiriusXM, Series C†	5,447	184,762
		277,932
Real Estate Investment Trusts — 10.7%
AGNC Investment Corp.	9,860	178,762
Alexandria Real Estate Equities, Inc.	2,040	226,705
American Campus Communities, Inc.	3,883	193,257
American Homes 4 Rent, Class A	4,944	103,725
Annaly Capital Management, Inc.	54,870	547,054

7

Apartment Investment & Management Co., Class A	4,630	210,434
Apple Hospitality REIT, Inc.	4,881	97,522
AvalonBay Communities, Inc.	4,044	716,395
Boston Properties, Inc.	3,748	471,423
Brandywine Realty Trust	5,109	84,350
Brixmor Property Group, Inc.	70,062	1,710,914
Camden Property Trust	2,538	213,370
Care Capital Properties, Inc.	2,246	56,150
Chimera Investment Corp.	5,569	94,784
Columbia Property Trust, Inc.	3,674	79,358
Communications Sales & Leasing, Inc.	3,628	92,188
CoreCivic, Inc.	3,470	84,876
Corporate Office Properties Trust	36,554	1,141,216
CubeSmart	1,686	45,134
CyrusOne, Inc.	12,076	540,160
DCT Industrial Trust, Inc.	2,674	128,031
DDR Corp.	82,574	1,260,905
Digital Realty Trust, Inc.	1,405	138,055
Douglas Emmett, Inc.	4,154	151,870
Duke Realty Corp.	10,288	273,249
Empire State Realty Trust, Inc., Class A	1,394	28,145
EPR Properties	12,648	907,747
Equity Commonwealth†	3,625	109,620
Equity One, Inc.	2,718	83,415
Equity Residential	19,806	1,274,714
Essex Property Trust, Inc.	1,129	262,493
Federal Realty Investment Trust	10,040	1,426,784
Forest City Realty Trust, Inc., Class A	6,786	141,420
General Growth Properties, Inc.	16,987	424,335
Gramercy Property Trust	64,326	590,513
HCP, Inc.	13,796	410,017
Healthcare Trust of America, Inc., Class A	1,063	30,944
Highwoods Properties, Inc.	2,846	145,175
Hospitality Properties Trust	4,728	150,067
Host Hotels & Resorts, Inc.	21,708	408,979
Kilroy Realty Corp.	2,688	196,815
Kimco Realty Corp.	11,901	299,429
Liberty Property Trust	4,342	171,509
Life Storage, Inc.	467	39,816
Macerich Co.	4,265	302,133
Medical Properties Trust, Inc.	66,921	823,128
MFA Financial, Inc.	10,991	83,861
Mid-America Apartment Communities, Inc.	28,008	2,742,543
National Retail Properties, Inc.	4,246	187,673
NorthStar Realty Finance Corp.	5,333	80,795
Omega Healthcare Investors, Inc.	3,440	107,534
Outfront Media, Inc.	3,441	85,578
Paramount Group, Inc.	5,352	85,579
Piedmont Office Realty Trust, Inc., Class A	4,301	89,934
Prologis, Inc.	15,404	813,177
Quality Care Properties, Inc.	2,759	42,765
Rayonier, Inc.	3,644	96,930
Realty Income Corp.	7,601	436,906
Regency Centers Corp.	2,507	172,858
Retail Properties of America, Inc., Class A	7,055	108,153
RLJ Lodging Trust	49,213	1,205,226
Senior Housing Properties Trust	6,177	116,931
SL Green Realty Corp.	2,898	311,680
Spirit Realty Capital, Inc.	14,250	154,755
Starwood Property Trust, Inc.	34,440	755,958
STORE Capital Corp.	4,481	110,726
Sun Communities, Inc.	8,999	689,413
Tanger Factory Outlet Centers, Inc.	265	9,482
Taubman Centers, Inc.	13,629	1,007,592
Two Harbors Investment Corp.	77,415	675,059
UDR, Inc.	7,881	287,499
Ventas, Inc.	6,841	427,699
VEREIT, Inc.	28,541	241,457
Vornado Realty Trust	21,481	2,241,972
Washington Prime Group, Inc.	25,036	260,625
Weingarten Realty Investors	3,460	123,833
Welltower, Inc.	10,538	705,308
Weyerhaeuser Co.	40,003	1,203,690
WP Carey, Inc.	3,078	181,879
		32,912,155
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	1,337	135,091
Realogy Holdings Corp.	19,666	506,006
		641,097
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	1,073	122,429
Recreational Vehicles — 0.0%
Brunswick Corp.	498	27,161
Rental Auto/Equipment — 0.2%
AMERCO	67	24,763
Element Fleet Management Corp.	50,135	465,261
Herc Holdings, Inc.†	571	22,931
Hertz Global Holdings, Inc.†	1,717	37,018
United Rentals, Inc.†	382	40,332
		590,305
Retail-Apparel/Shoe — 1.6%
Burlington Stores, Inc.†	890	75,427
Coach, Inc.	6,723	235,439
Express, Inc.†	21,031	226,294
Foot Locker, Inc.	404	28,640
Gap, Inc.	25,095	563,132
Kate Spade & Co.†	36,156	675,033
L Brands, Inc.	26,318	1,732,777
PVH Corp.	9,498	857,099
Urban Outfitters, Inc.†	15,091	429,792
		4,823,633
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	14,526	297,057
Retail-Auto Parts — 0.5%
AutoZone, Inc.†	1,873	1,479,277
Genuine Parts Co.	247	23,598
		1,502,875

8

Retail-Automobile — 0.0%
AutoNation, Inc.†	1,164	56,628
Penske Automotive Group, Inc.	1,139	59,046
		115,674
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.	3,954	160,691
Retail-Catalog Shopping — 0.3%
Liberty Interactive Corp. QVC Group, Class A†	5,768	115,245
MSC Industrial Direct Co., Inc., Class A	10,178	940,345
		1,055,590
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	3,036	76,689
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	8,242	351,686
Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	202	19,041
Tiffany & Co.	3,254	251,957
		270,998
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	9,141	75,962
Retail-Misc./Diversified — 0.4%
CST Brands, Inc.	2,211	106,460
Sally Beauty Holdings, Inc.†	45,529	1,202,876
		1,309,336
Retail-Office Supplies — 0.1%
Staples, Inc.	19,164	173,434
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	2,052	94,207
Retail-Regional Department Stores — 0.3%
Dillard’s, Inc., Class A	562	35,232
Kohl’s Corp.	14,347	708,455
Macy’s, Inc.	9,172	328,449
		1,072,136
Retail-Restaurants — 0.0%
Wendy’s Co.	2,671	36,112
Retail-Sporting Goods — 0.0%
Cabela’s, Inc.†	1,300	76,115
Dick’s Sporting Goods, Inc.	564	29,948
		106,063
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	5,470	67,937
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	7,915	244,336
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,348	69,274
Savings & Loans/Thrifts — 0.3%
New York Community Bancorp, Inc.	45,455	723,189
People’s United Financial, Inc.	9,188	177,880
TFS Financial Corp.	1,695	32,273
		933,342
Schools — 0.0%
Graham Holdings Co., Class B	128	65,530
Semiconductor Components-Integrated Circuits — 1.4%
Analog Devices, Inc.	18,892	1,371,937
Cypress Semiconductor Corp.	9,259	105,923
Linear Technology Corp.	3,759	234,374
Marvell Technology Group, Ltd.	90,990	1,262,031
Maxim Integrated Products, Inc.	36,802	1,419,453
		4,393,718
Semiconductor Equipment — 0.1%
Lam Research Corp.	952	100,655
Teradyne, Inc.	6,031	153,187
		253,842
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	226	41,627
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	131	18,458
Steel-Producers — 0.6%
Nucor Corp.	9,388	558,774
Reliance Steel & Aluminum Co.	2,064	164,170
Steel Dynamics, Inc.	30,636	1,090,029
United States Steel Corp.	4,533	149,634
		1,962,607
Telecom Equipment-Fiber Optics — 0.3%
Viavi Solutions, Inc.†	93,899	768,094
Telecom Services — 0.3%
Level 3 Communications, Inc.†	15,727	886,374
Telecommunication Equipment — 0.6%
ARRIS International PLC†	4,330	130,463
Juniper Networks, Inc.	39,698	1,121,865
Nice, Ltd. ADR	7,901	543,273
		1,795,601
Telephone-Integrated — 0.3%
CenturyLink, Inc.	15,860	377,151
Frontier Communications Corp.	126,596	427,894
Telephone & Data Systems, Inc.	2,831	81,731
		886,776
Television — 0.1%
TEGNA, Inc.	6,470	138,393
Tribune Media Co., Class A	2,125	74,333
		212,726
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	382	76,278
Theaters — 0.0%
Regal Entertainment Group, Class A	1,724	35,514
Tools-Hand Held — 1.0%
Snap-on, Inc.	460	78,784
Stanley Black & Decker, Inc.	26,667	3,058,438
		3,137,222
Transport-Marine — 0.0%
Kirby Corp.†	1,567	104,205
Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	1,681	116,678

9

Kansas City Southern	9,167	777,820
		894,498
Transport-Services — 0.1%
Expeditors International of Washington, Inc.	1,597	84,577
Ryder System, Inc.	1,589	118,285
		202,862
Transport-Truck — 0.5%
Knight Transportation, Inc.	20,050	662,653
Old Dominion Freight Line, Inc.†	8,865	760,528
		1,423,181
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	3,556	251,623
Water — 0.5%
American Water Works Co., Inc.	19,437	1,406,461
Aqua America, Inc.	5,277	158,521
		1,564,982
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	4,568	378,641
Total Common Stocks (cost $265,692,606)		300,872,408
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Telephone-Integrated — 0.1%
Frontier Communications Corp. Series A 11.13% (cost $452,100)	4,521	321,353
EXCHANGE-TRADED FUNDS — 0.8%
iShares Russell Midcap Value Index Fund (cost $2,241,473)	28,280	2,274,560
Total Long-Term Investment Securities (cost $268,386,179)		303,468,321
SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund Administration Class 0.17%(4) (cost $2,535,159)	2,535,162	2,535,162
REPURCHASE AGREEMENTS — 0.6%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/30/2016, to be repurchased 01/03/2017 in the amount of $1,400,002 and collateralized by $1,415,000 of United States Treasury Notes, bearing interest at 2.13%, due 09/30/2021 and having an approximate value of $1,432,393	$1,400,000	1,400,000
State Street Bank and Trust Co. Joint Repurchase Agreement(5)	363,000	363,000
Total Repurchase Agreements (cost $1,763,000)		1,763,000
TOTAL INVESTMENTS (cost $272,684,338)(6)	100.1%	307,766,483
Liabilities in excess of other assets	(0.1)	(180,441)
NET ASSETS	100.0%	$307,586,042

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At December 31, 2016, the aggregate value of these securities was $8,454 representing 0.0% of net assets.
(3)	Security represents an investment in an affiliated company (see Note 3).
(4)	The rate shown is the 7-day yield as of December 31, 2016.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVR — Contingent Value Rights

Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2016	(Depreciation)
4	Long	S&P Midcap 400 E-Mini Index	March 2017	$674,107	$663,640	$(10,467)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Food-Retail	$860,173	$—	$8,454	$868,627
Other Industries	300,003,781	—	—	300,003,781
Convertible Preferred Securities	321,353	—	—	321,353
Exchange-Traded Funds	2,274,560	—	—	2,274,560
Short-Term Investment Securities	2,535,162	—	—	2,535,162
Repurchase Agreements	—	1,763,000	—	1,763,000
Total Investments at Value	$305,995,029	$1,763,000	$8,454	$307,766,483

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$10,467	$—	$—	$10,467

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

10

SEASONS SERIES TRUST SMALL CAP PORTFOLIO

Portfolio of Investments — December 31, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.5%
Aerospace/Defense — 0.1%
AeroVironment, Inc.†	3,248	$87,144
Cubic Corp.	3,932	188,539
National Presto Industries, Inc.	779	82,886
		358,569
Aerospace/Defense-Equipment — 2.5%
AAR Corp.	11,215	370,656
Aerojet Rocketdyne Holdings, Inc.†	11,047	198,294
Astronics Corp.†	69,155	2,340,205
Curtiss-Wright Corp.	5,100	501,636
HEICO Corp.	34,268	2,643,776
Kaman Corp.	4,278	209,322
KLX, Inc.	30,966	1,396,876
Moog, Inc., Class A†	9,773	641,891
		8,302,656
Agricultural Operations — 0.1%
Andersons, Inc.	4,101	183,315
Airlines — 0.6%
Alaska Air Group, Inc.	8,600	763,078
Allegiant Travel Co.	2,063	343,283
Hawaiian Holdings, Inc.†	8,431	480,567
SkyWest, Inc.	8,165	297,614
		1,884,542
Apparel Manufacturers — 0.0%
Oxford Industries, Inc.	2,355	141,606
Appliances — 0.1%
iRobot Corp.†	4,282	250,283
Applications Software — 0.5%
Bazaarvoice, Inc.	121,700	590,245
Ebix, Inc.	3,530	201,387
MINDBODY, Inc., Class A†	11,900	253,470
Progress Software Corp.	22,868	730,175
Tangoe, Inc.†	3,671	28,927
		1,804,204
Athletic Equipment — 0.0%
Nautilus, Inc.†	4,912	90,872
Audio/Video Products — 0.1%
Daktronics, Inc.	6,323	67,656
Universal Electronics, Inc.†	2,300	148,465
		216,121
Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	5,097	291,548
Auto-Truck Trailers — 0.1%
Wabash National Corp.	13,690	216,576
Auto/Truck Parts & Equipment-Original — 0.8%
American Axle & Manufacturing Holdings, Inc.†	47,652	919,683
Cooper-Standard Holding, Inc.†	2,786	288,017
Dana, Inc.	19,000	360,620
Gentherm, Inc.†	5,762	195,044
Superior Industries International, Inc.	3,614	95,229
Tenneco, Inc.†	12,625	788,684
Titan International, Inc.	6,910	77,461
		2,724,738
Auto/Truck Parts & Equipment-Replacement — 1.4%
Dorman Products, Inc.†	50,152	3,664,105
Douglas Dynamics, Inc.	21,200	713,380
Motorcar Parts of America, Inc.†	2,945	79,279
Standard Motor Products, Inc.	3,171	168,761
		4,625,525
B2B/E-Commerce — 0.0%
ePlus, Inc.†	1,039	119,693
Banks-Commercial — 11.2%
1st Source Corp.	4,040	180,426
Ameris Bancorp	5,511	240,280
BancFirst Corp.	6,200	576,910
BancorpSouth, Inc.	16,600	515,430
Bank of the Ozarks, Inc.	87,253	4,588,635
Banner Corp.	4,167	232,560
Capital Bank Financial Corp., Class A	12,900	506,325
Cardinal Financial Corp.	5,177	169,754
Cathay General Bancorp, Class B	6,500	247,195
Central Pacific Financial Corp.	27,565	866,092
Central Valley Community Bancorp	1,500	29,940
Chemical Financial Corp.	2,500	135,425
Citizens & Northern Corp.	1,700	44,540
City Holding Co.	6,468	437,237
Columbia Banking System, Inc.	9,160	409,269
Community Bank System, Inc.	7,004	432,777
Customers Bancorp, Inc.†	4,444	159,184
CVB Financial Corp.	42,570	976,130
Eagle Bancorp, Inc.†	68,599	4,181,109
East West Bancorp, Inc.	255	12,962
FCB Financial Holdings, Inc., Class A†	32,200	1,535,940
Fidelity Southern Corp.	3,341	79,081
First BanCorp†	21,273	140,615
First Commonwealth Financial Corp.	42,344	600,438
First Community Bancshares, Inc.	1,800	54,252
First Financial Bancorp	14,177	403,336
First Financial Bankshares, Inc.	10,425	471,210
First Hawaiian, Inc.	6,000	208,920
First Interstate BancSystem, Inc., Class A	4,500	191,475
First Midwest Bancorp, Inc.	12,834	323,802
First NBC Bank Holding Co.	2,519	18,389
Fulton Financial Corp.	6,900	129,720
Glacier Bancorp, Inc.	12,076	437,513
Great Western Bancorp, Inc.	11,466	499,803
Guaranty Bancorp	2,700	65,340
Hanmi Financial Corp.	5,090	177,641
Home BancShares, Inc.	112,505	3,124,264
Hope Bancorp, Inc.	33,320	729,375
IBERIABANK Corp.	3,929	329,054
Independent Bank Corp.	5,600	121,520
Independent Bank Corp./Rockland Trust Co.	5,061	356,547
LegacyTexas Financial Group, Inc.	88,626	3,816,236
MainSource Financial Group, Inc.	2,000	68,800
NBT Bancorp, Inc.	6,811	285,245
OFG Bancorp	22,530	295,143
Old National Bancorp	21,302	386,631
Opus Bank	2,868	86,183
PacWest Bancorp	4,400	239,536
Pinnacle Financial Partners, Inc.	6,850	474,705
S&T Bancorp, Inc.	5,510	215,110
ServisFirst Bancshares, Inc.	6,974	261,107
Sierra Bancorp	1,900	50,521
Simmons First National Corp., Class A	7,288	452,949
Southside Bancshares, Inc.	5,438	204,849
Southwest Bancorp, Inc.	1,400	40,600
Suffolk Bancorp	5,502	235,596
TCF Financial Corp.	16,600	325,194
Texas Capital Bancshares, Inc.†	7,735	606,424
Tompkins Financial Corp.	1,925	181,990

1

TrustCo Bank Corp. NY	15,103	132,151
Trustmark Corp.	5,700	203,205
UMB Financial Corp.	4,000	308,480
Union Bankshares Corp.	21,463	767,088
United Bankshares, Inc.	10,617	491,036
United Community Banks, Inc.	11,183	331,240
Webster Financial Corp.	3,800	206,264
West Bancorporation, Inc.	4,700	116,090
Westamerica Bancorporation	21,251	1,337,325
Wintrust Financial Corp.	8,170	592,897
		37,653,010
Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	13,118	217,103
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	14,275	445,380
Banks-Super Regional — 0.1%
National Bank Holdings Corp., Class A	5,597	178,488
Batteries/Battery Systems — 1.0%
EnerSys	42,481	3,317,766
Bicycle Manufacturing — 0.0%
Fox Factory Holding Corp.†	4,537	125,902
Brewery — 0.2%
Boston Beer Co., Inc., Class A†	3,629	616,386
Broadcast Services/Program — 0.3%
Nexstar Broadcasting Group, Inc., Class A	5,600	354,480
TiVo Corp.†	18,867	394,320
World Wrestling Entertainment, Inc., Class A	6,069	111,670
		860,470
Building & Construction Products-Misc. — 1.2%
Forterra, Inc.†	3,900	84,474
Gibraltar Industries, Inc.†	14,440	601,426
Patrick Industries, Inc.†	32,598	2,487,227
Ply Gem Holdings, Inc.	11,800	191,750
Quanex Building Products Corp.	5,400	109,620
Simpson Manufacturing Co., Inc.	6,378	279,037
Trex Co., Inc.†	4,639	298,752
		4,052,286
Building & Construction-Misc. — 0.3%
Aegion Corp.†	5,360	127,032
Comfort Systems USA, Inc.	5,826	194,006
MYR Group, Inc.†	9,114	343,415
TopBuild Corp.	6,003	213,707
		878,160
Building Products-Air & Heating — 0.1%
AAON, Inc.	6,244	206,364
Building Products-Cement — 0.2%
Continental Building Products, Inc.†	15,700	362,670
Headwaters, Inc.†	11,703	275,255
US Concrete, Inc.†	2,243	146,916
		784,841
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	4,560	244,234
Griffon Corp.	4,691	122,904
PGT, Inc.†	7,732	88,531
		455,669
Building Products-Wood — 0.1%
Boise Cascade Co.	6,115	137,588
Universal Forest Products, Inc.	3,208	327,793
		465,381
Building-Heavy Construction — 0.1%
MasTec, Inc.†	8,200	313,650
Orion Group Holdings, Inc.†	4,368	43,462
		357,112
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	8,799	359,351
Building-Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	1,334	133,200
Winnebago Industries, Inc.	4,174	132,107
		265,307
Building-Residential/Commercial — 0.2%
Installed Building Products, Inc.†	3,130	129,269
LGI Homes, Inc.	2,687	77,197
M/I Homes, Inc.†	3,893	98,026
MDC Holdings, Inc.	6,808	174,686
Meritage Homes Corp.†	5,937	206,608
UCP, Inc., Class A	2,900	34,945
WCI Communities, Inc.†	3,450	80,902
		801,633
Casino Hotels — 0.1%
Boyd Gaming Corp.†	15,758	317,839
Monarch Casino & Resort, Inc.†	1,727	44,522
		362,361
Casino Services — 0.1%
Scientific Games Corp., Class A†	12,715	178,010
Cellular Telecom — 0.0%
ATN International, Inc.	1,678	134,458
Chemicals-Diversified — 0.3%
Aceto Corp.	4,742	104,182
AdvanSix, Inc.	4,810	106,493
Innophos Holdings, Inc.	3,054	159,602
Innospec, Inc.	3,785	259,273
Koppers Holdings, Inc.†	8,261	332,918
		962,468
Chemicals-Fibers — 0.2%
Rayonier Advanced Materials, Inc.	40,528	626,563
Chemicals-Other — 0.0%
American Vanguard Corp.	4,077	78,075
Chemicals-Plastics — 0.0%
A. Schulman, Inc.	4,630	154,874
Chemicals-Specialty — 1.8%
Balchem Corp.	33,894	2,844,385
Calgon Carbon Corp.	7,990	135,830
Chemours Co.	28,695	633,873
H.B. Fuller Co.	7,937	383,436
Hawkins, Inc.	1,507	81,303
Ingevity Corp.	6,646	364,600
Kraton Corp.†	4,879	138,954
Minerals Technologies, Inc.	8,400	648,900
OMNOVA Solutions, Inc.†	19,300	193,000
Quaker Chemical Corp.	2,092	267,650
Stepan Co.	3,076	250,632
		5,942,563
Circuit Boards — 0.1%
Park Electrochemical Corp.	3,002	55,987
TTM Technologies, Inc.†	13,308	181,388
		237,375

2

Coal — 0.1%
Cloud Peak Energy, Inc.†	9,698	54,406
SunCoke Energy, Inc.†	10,334	117,187
		171,593
Commercial Services — 0.4%
Healthcare Services Group, Inc.	11,455	448,692
HMS Holdings Corp.†	30,160	547,706
Medifast, Inc.	2,758	114,815
Nutrisystem, Inc.	4,634	160,568
Team, Inc.†	4,655	182,709
		1,454,490
Commercial Services-Finance — 1.1%
Cardtronics PLC, Class A†	7,149	390,121
Euronet Worldwide, Inc.†	2,000	144,860
EVERTEC, Inc.	2,500	44,375
Green Dot Corp., Class A†	6,970	164,144
LendingTree, Inc.†	1,135	115,032
MarketAxess Holdings, Inc.	3,500	514,220
WEX, Inc.†	19,819	2,211,800
		3,584,552
Communications Software — 0.0%
Digi International, Inc.†	4,097	56,334
Computer Aided Design — 0.4%
Aspen Technology, Inc.†	22,800	1,246,704
Computer Data Security — 0.1%
Qualys, Inc.†	7,962	251,997
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	6,569	130,395
Computer Services — 1.0%
Barracuda Networks, Inc.†	10,000	214,300
CACI International, Inc., Class A†	3,847	478,182
Ciber, Inc.†	11,725	7,408
Convergys Corp.	12,800	314,368
Engility Holdings, Inc.†	2,786	93,888
ExlService Holdings, Inc.†	5,288	266,727
Insight Enterprises, Inc.†	5,599	226,424
Science Applications International Corp.	3,200	271,360
Sykes Enterprises, Inc.†	6,228	179,740
TeleTech Holdings, Inc.	2,494	76,067
Tessera Holding Corp.	11,967	528,941
Unisys Corp.†	48,100	719,095
Virtusa Corp.†	4,350	109,272
		3,485,772
Computer Software — 0.1%
Blackbaud, Inc.	7,509	480,576
Computers — 0.1%
Nutanix, Inc., Class A†	9,900	262,944
Computers-Integrated Systems — 0.2%
Agilysys, Inc.†	2,400	24,864
Cray, Inc.†	6,430	133,101
Mercury Systems, Inc.†	6,473	195,614
MTS Systems Corp.	2,631	149,178
Super Micro Computer, Inc.†	5,906	165,663
		668,420
Computers-Other — 0.1%
Lumentum Holdings, Inc.	8,635	333,743
Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	7,381	323,731
Consulting Services — 0.5%
Forrester Research, Inc.	1,581	67,904
Franklin Covey Co.†	8,000	161,200
Huron Consulting Group, Inc.†	22,800	1,154,820
Navigant Consulting, Inc.†	7,427	194,439
		1,578,363
Consumer Products-Misc. — 0.6%
Central Garden & Pet Co.†	1,590	52,613
Central Garden & Pet Co., Class A†	5,288	163,399
Helen of Troy, Ltd.†	16,521	1,395,199
WD-40 Co.	2,237	261,505
		1,872,716
Containers-Paper/Plastic — 0.3%
Graphic Packaging Holding Co.	50,800	633,984
KapStone Paper and Packaging Corp.	13,876	305,966
Multi-Color Corp.	2,084	161,718
		1,101,668
Cosmetics & Toiletries — 0.0%
elf Beauty, Inc.†	2,300	66,562
Inter Parfums, Inc.	2,700	88,425
		154,987
Data Processing/Management — 0.5%
CSG Systems International, Inc.	18,494	895,110
Fair Isaac Corp.	6,000	715,320
		1,610,430
Diagnostic Equipment — 0.1%
BioTelemetry, Inc.†	4,455	99,569
Repligen Corp.†	5,339	164,548
		264,117
Diagnostic Kits — 0.2%
Meridian Bioscience, Inc.	6,645	117,616
Quidel Corp.†	19,200	411,264
		528,880
Disposable Medical Products — 0.2%
ICU Medical, Inc.†	2,319	341,705
Merit Medical Systems, Inc.†	7,036	186,454
Utah Medical Products, Inc.	1,500	109,125
		637,284
Distribution/Wholesale — 0.5%
Anixter International, Inc.†	4,486	363,590
Core-Mark Holding Co., Inc.	7,283	313,679
Essendant, Inc.	10,434	218,071
G-III Apparel Group, Ltd.†	6,908	204,200
ScanSource, Inc.†	3,969	160,149
Titan Machinery, Inc.†	21,800	317,626
Veritiv Corp.	1,485	79,819
		1,657,134
Diversified Manufacturing Operations — 1.4%
Actuant Corp., Class A	28,604	742,274
AZZ, Inc.	4,105	262,310
Barnes Group, Inc.	7,898	374,523
Colfax Corp.†	24,579	883,123
EnPro Industries, Inc.	3,371	227,071
Fabrinet†	5,816	234,385
Federal Signal Corp.	9,454	147,577
GP Strategies Corp.†	36,069	1,031,573
Harsco Corp.	12,652	172,067
LSB Industries, Inc.†	3,171	26,700
Lydall, Inc.†	2,708	167,490
Raven Industries, Inc.	5,706	143,791
Standex International Corp.	2,011	176,666
Tredegar Corp.	3,968	95,232
		4,684,782

3

Diversified Minerals — 0.2%
US Silica Holdings, Inc.	11,311	641,107
Diversified Operations/Commercial Services — 0.4%
Colliers International Group, Inc.	36,275	1,333,106
Viad Corp.	3,205	141,341
		1,474,447
Drug Delivery Systems — 0.2%
Depomed, Inc.†	9,718	175,118
Heron Therapeutics, Inc.†	3,700	48,470
Nektar Therapeutics†	24,119	295,940
Revance Therapeutics, Inc.†	5,400	111,780
		631,308
E-Commerce/Products — 0.0%
Blue Nile, Inc.	1,846	75,003
FTD Cos., Inc.	2,706	64,511
		139,514
E-Commerce/Services — 0.1%
RetailMeNot, Inc.†	21,300	198,090
Stamps.com, Inc.†	2,503	286,969
		485,059
E-Marketing/Info — 0.1%
Liquidity Services, Inc.†	10,551	102,872
New Media Investment Group, Inc.	8,265	132,158
QuinStreet, Inc.†	5,704	21,447
		256,477
E-Services/Consulting — 0.0%
Perficient, Inc.†	5,690	99,518
Electric Products-Misc. — 0.0%
Graham Corp.	2,700	59,805
Electric-Distribution — 0.1%
Spark Energy, Inc., Class A	6,000	181,800
Electric-Generation — 0.1%
Atlantic Power Corp.†	94,000	235,000
Electric-Integrated — 0.8%
ALLETE, Inc.	7,805	501,003
Avista Corp.	12,029	481,040
El Paso Electric Co.	14,195	660,067
NorthWestern Corp.	2,100	119,427
PNM Resources, Inc.	5,800	198,940
Portland General Electric Co.	13,800	597,954
		2,558,431
Electronic Components-Misc. — 1.5%
Bel Fuse, Inc., Class B	8,671	267,934
Benchmark Electronics, Inc.†	24,314	741,577
CTS Corp.	5,170	115,808
Methode Electronics, Inc.	5,831	241,112
OSI Systems, Inc.†	20,535	1,563,124
Plexus Corp.†	5,289	285,818
Rogers Corp.†	2,836	217,833
Sanmina Corp.†	21,686	794,792
Stoneridge, Inc.†	25,100	444,019
Vishay Intertechnology, Inc.	24,900	403,380
		5,075,397
Electronic Components-Semiconductors — 1.1%
Alpha & Omega Semiconductor, Ltd.†	24,000	510,480
CEVA, Inc.†	3,350	112,392
Diodes, Inc.†	6,097	156,510
DSP Group, Inc.†	3,412	44,527
Intersil Corp., Class A	13,800	307,740
InvenSense, Inc.	98,300	1,257,257
Kopin Corp.†	9,589	27,233
Rambus, Inc.†	17,430	240,011
Semtech Corp.†	10,358	326,795
Silicon Laboratories, Inc.†	1,400	91,000
Synaptics, Inc.†	13,400	717,972
		3,791,917
Electronic Design Automation — 0.2%
Mentor Graphics Corp.	19,800	730,422
Electronic Measurement Instruments — 0.2%
Badger Meter, Inc.	4,594	169,748
ESCO Technologies, Inc.	4,059	229,943
FARO Technologies, Inc.†	2,631	94,716
Itron, Inc.†	5,253	330,151
		824,558
Electronic Parts Distribution — 0.0%
Tech Data Corp.†	1,700	143,956
Electronic Security Devices — 0.1%
TASER International, Inc.†	8,251	200,004
Energy-Alternate Sources — 0.6%
FutureFuel Corp.	3,588	49,873
Green Plains, Inc.	5,631	156,823
Renewable Energy Group, Inc.†	17,400	168,780
REX American Resources Corp.†	15,193	1,500,309
		1,875,785
Engineering/R&D Services — 0.9%
EMCOR Group, Inc.	16,700	1,181,692
Exponent, Inc.	26,450	1,594,935
VSE Corp.	7,700	299,068
		3,075,695
Engines-Internal Combustion — 0.2%
Briggs & Stratton Corp.	31,256	695,759
Enterprise Software/Service — 2.4%
Blackline, Inc.†	1,200	33,156
Coupa Software, Inc.†	6,000	150,060
Donnelley Financial Solutions, Inc.	4,154	95,459
LivePerson, Inc.†	8,416	63,541
Manhattan Associates, Inc.†	64,176	3,403,253
ManTech International Corp., Class A	4,001	169,042
MicroStrategy, Inc., Class A†	1,483	292,744
Omnicell, Inc.†	5,763	195,366
Open Text Corp.	22,486	1,389,860
SPS Commerce, Inc.†	2,689	187,934
Tyler Technologies, Inc.†	15,015	2,143,692
Xactly Corp.†	4,000	44,000
		8,168,107
Entertainment Software — 0.6%
Take-Two Interactive Software, Inc.†	42,910	2,115,034
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	9,005	388,566
Finance-Auto Loans — 1.0%
Credit Acceptance Corp.†	15,520	3,375,755
Finance-Consumer Loans — 1.5%
Encore Capital Group, Inc.†	3,707	106,205
Enova International, Inc.	3,669	46,046
Nelnet, Inc., Class A	5,400	274,050
PRA Group, Inc.†	119,247	4,662,558
Regional Management Corp.	1,300	34,164
World Acceptance Corp.†	945	60,745
		5,183,768

4

Finance-Investment Banker/Broker — 0.9%
Cowen Group, Inc., Class A†	1,650	25,575
Diamond Hill Investment Group, Inc.	6,957	1,463,614
Evercore Partners, Inc., Class A	6,142	421,956
Greenhill & Co., Inc.	4,292	118,888
Houlihan Lokey, Inc.	800	24,896
Interactive Brokers Group, Inc., Class A	10,728	391,679
INTL. FCStone, Inc.†	2,354	93,218
Investment Technology Group, Inc.	4,882	96,371
KCG Holdings, Inc., Class A	13,000	172,250
Piper Jaffray Cos.†	2,244	162,690
Stifel Financial Corp.†	3,600	179,820
		3,150,957
Finance-Other Services — 0.6%
WageWorks, Inc.†	26,639	1,931,327
Financial Guarantee Insurance — 0.2%
MBIA, Inc.†	39,200	419,440
MGIC Investment Corp.†	17,000	173,230
NMI Holdings, Inc., Class A	7,900	84,135
		676,805
Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	2,994	157,784
Food-Canned — 0.2%
Seneca Foods Corp., Class A†	2,483	99,444
TreeHouse Foods, Inc.†	7,592	548,067
		647,511
Food-Dairy Products — 0.1%
Dean Foods Co.	19,700	429,066
Food-Flour & Grain — 0.1%
Post Holdings, Inc.	3,800	305,482
Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	10,480	459,024
Cal-Maine Foods, Inc.	4,693	207,313
Darling Ingredients, Inc.†	94,876	1,224,849
J&J Snack Foods Corp.	2,359	314,762
		2,205,948
Food-Retail — 0.2%
Ingles Markets, Inc., Class A	6,900	331,890
SUPERVALU, Inc.†	41,990	196,093
		527,983
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	2,422	148,711
SpartanNash Co.	5,915	233,879
		382,590
Footwear & Related Apparel — 0.3%
Crocs, Inc.†	11,606	79,617
Iconix Brand Group, Inc.†	25,258	235,910
Steven Madden, Ltd.†	8,610	307,807
Wolverine World Wide, Inc.	15,569	341,740
		965,074
Forestry — 0.0%
Deltic Timber Corp.	1,669	128,630
Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	5,072	389,783
Gas-Distribution — 0.5%
Northwest Natural Gas Co.	4,509	269,638
South Jersey Industries, Inc.	12,509	421,428
Southwest Gas Corp.	3,900	298,818
Spire, Inc.	11,805	762,013
		1,751,897
Golf — 0.1%
Acushnet Holdings Corp.†	3,400	67,014
Callaway Golf Co.	14,852	162,778
		229,792
Hazardous Waste Disposal — 0.1%
US Ecology, Inc.	3,437	168,929
Health Care Cost Containment — 0.1%
CorVel Corp.†	1,569	57,426
HealthEquity, Inc.†	6,783	274,847
		332,273
Home Furnishings — 0.4%
American Woodmark Corp.†	2,206	166,001
Ethan Allen Interiors, Inc.	4,014	147,916
La-Z-Boy, Inc.	7,721	239,737
Leggett & Platt, Inc.	6,500	317,720
Select Comfort Corp.†	23,392	529,127
		1,400,501
Hotels/Motels — 0.3%
Belmond, Ltd., Class A†	13,329	177,942
ILG, Inc.	16,727	303,930
La Quinta Holdings, Inc.†	22,000	312,620
Marcus Corp.	2,988	94,122
		888,614
Housewares — 0.1%
NACCO Industries, Inc., Class A	4,600	416,530
Human Resources — 2.2%
AMN Healthcare Services, Inc.†	21,156	813,448
Barrett Business Services, Inc.	14,696	942,013
CDI Corp.†	2,179	16,125
Cross Country Healthcare, Inc.†	42,909	669,809
Heidrick & Struggles International, Inc.	2,933	70,832
Insperity, Inc.	20,167	1,430,849
Kelly Services, Inc., Class A	4,613	105,730
Korn/Ferry International	9,137	268,902
On Assignment, Inc.†	62,924	2,778,724
Resources Connection, Inc.	4,659	89,686
TriNet Group, Inc.†	2,200	56,364
TrueBlue, Inc.†	6,704	165,254
		7,407,736
Identification Systems — 0.1%
Brady Corp., Class A	7,472	280,574
Independent Power Producers — 0.2%
Dynegy, Inc.†	39,300	332,478
Ormat Technologies, Inc.	4,500	241,290
		573,768
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	1,300	43,030
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	4,395	286,554
Insurance Brokers — 0.0%
eHealth, Inc.†	2,634	28,052
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	18,903	426,074
CNO Financial Group, Inc.	22,900	438,535
Primerica, Inc.	6,600	456,390
		1,320,999

5

Insurance-Multi-line — 0.2%
Horace Mann Educators Corp.	6,345	271,566
Kemper Corp.	5,300	234,790
United Fire Group, Inc.	3,401	167,227
		673,583
Insurance-Property/Casualty — 4.5%
Ambac Financial Group, Inc.	1,200	27,000
AMERISAFE, Inc.	31,523	1,965,459
AmTrust Financial Services, Inc.	137,527	3,765,489
Employers Holdings, Inc.	5,064	200,534
First American Financial Corp.	4,200	153,846
Global Indemnity, Ltd.†	1,500	57,315
HCI Group, Inc.	1,334	52,666
Infinity Property & Casualty Corp.	1,745	153,386
National General Holdings Corp.	126,702	3,166,283
Navigators Group, Inc.	5,346	629,491
ProAssurance Corp.	13,703	770,109
RLI Corp.	53,076	3,350,688
Safety Insurance Group, Inc.	2,248	165,678
Selective Insurance Group, Inc.	9,130	393,046
Stewart Information Services Corp.	4,688	216,023
United Insurance Holdings Corp.	2,801	42,407
Universal Insurance Holdings, Inc.	7,044	200,050
		15,309,470
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	1,900	104,500
Maiden Holdings, Ltd.	11,554	201,617
		306,117
Internet Application Software — 0.0%
Intralinks Holdings, Inc.†	7,764	104,969
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	6,460	267,121
Internet Content-Entertainment — 0.0%
Shutterstock, Inc.	3,049	144,888
Internet Content-Information/News — 0.1%
DHI Group, Inc.†	20,956	130,975
HealthStream, Inc.†	4,007	100,376
XO Group, Inc.†	3,925	76,341
		307,692
Internet Security — 0.1%
VASCO Data Security International, Inc.†	13,358	182,337
Zix Corp.†	16,500	81,510
		263,847
Internet Telephone — 0.1%
8x8, Inc.†	14,290	204,347
Investment Companies — 0.1%
Acacia Research Corp.†	48,500	315,250
Investment Management/Advisor Services — 0.2%
Calamos Asset Management, Inc., Class A	2,624	22,435
Federated Investors, Inc., Class B	2,400	67,872
Financial Engines, Inc.	8,402	308,774
Virtus Investment Partners, Inc.	2,283	269,508
Waddell & Reed Financial, Inc., Class A	2,200	42,922
		711,511
Lasers-System/Components — 0.3%
Coherent, Inc.†	5,275	724,706
Electro Scientific Industries, Inc.†	5,123	30,328
II-VI, Inc.†	8,551	253,537
		1,008,571
Leisure Games — 0.0%
Intrawest Resorts Holdings, Inc.†	1,700	30,345
Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	3,112	300,152
UniFirst Corp.	2,434	349,644
		649,796
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	2,000	62,520
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	3,018	203,594
Hyster-Yale Materials Handling, Inc.	724	46,170
Joy Global, Inc.	1,400	39,200
		288,964
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	6,065	235,929
Machinery-Farming — 0.1%
Alamo Group, Inc.	1,490	113,389
Lindsay Corp.	1,678	125,196
		238,585
Machinery-General Industrial — 0.6%
Albany International Corp., Class A	4,561	211,174
Applied Industrial Technologies, Inc.	11,756	698,307
Chart Industries, Inc.†	4,828	173,905
DXP Enterprises, Inc.†	13,435	466,732
Kadant, Inc.	5,400	330,480
Tennant Co.	2,782	198,078
		2,078,676
Machinery-Pumps — 0.1%
SPX FLOW, Inc.	6,612	211,981
Medical Imaging Systems — 0.0%
Analogic Corp.	1,965	162,997
Medical Information Systems — 0.2%
Computer Programs & Systems, Inc.	1,687	39,813
Medidata Solutions, Inc.†	8,635	428,900
Quality Systems, Inc.	7,251	95,351
		564,064
Medical Instruments — 0.8%
Abaxis, Inc.	3,556	187,650
AngioDynamics, Inc.†	4,973	83,895
CONMED Corp.	3,908	172,616
CryoLife, Inc.	4,251	81,407
Halyard Health, Inc.	11,800	436,364
Integra LifeSciences Holdings Corp.†	4,720	404,929
Natus Medical, Inc.†	5,194	180,751
Vascular Solutions, Inc.†	23,414	1,313,525
		2,861,137
Medical Laser Systems — 0.1%
Cynosure, Inc., Class A†	3,765	171,684
Medical Products — 0.8%
Cantel Medical Corp.	5,727	451,001
Haemonetics Corp.†	8,152	327,710
Integer Holdings Corp.†	4,334	127,636
Invacare Corp.	5,007	65,341
Luminex Corp.†	6,259	126,620
MiMedx Group, Inc.†	15,900	140,874
Orthofix International NV†	13,250	479,385
Surmodics, Inc.†	15,884	403,454
Wright Medical Group NV†	18,300	420,534
Zeltiq Aesthetics, Inc.†	5,678	247,107
		2,789,662

6

Medical-Biomedical/Gene — 1.4%
Acorda Therapeutics, Inc.†	7,277	136,808
Aduro Biotech, Inc.†	1,100	12,540
AMAG Pharmaceuticals, Inc.†	12,399	431,485
ANI Pharmaceuticals, Inc.†	1,261	76,442
Ardelyx, Inc.†	2,200	31,240
Arrowhead Pharmaceuticals, Inc.†	24,100	37,355
Audentes Therapeutics, Inc.†	1,600	29,232
Bellicum Pharmaceuticals, Inc.†	8,600	117,132
Blueprint Medicines Corp.†	2,500	70,125
Cambrex Corp.†	6,974	376,247
Dimension Therapeutics, Inc.†	3,100	13,485
Edge Therapeutics, Inc.†	7,300	91,250
Emergent BioSolutions, Inc.†	5,433	178,420
Exelixis, Inc.†	10,600	158,046
FibroGen, Inc.†	6,000	128,400
Five Prime Therapeutics, Inc.†	2,900	145,319
Halozyme Therapeutics, Inc.†	8,900	87,932
Idera Pharmaceuticals, Inc.†	13,000	19,500
Infinity Pharmaceuticals, Inc.†	13,500	18,225
Innoviva, Inc.†	12,183	130,358
Karyopharm Therapeutics, Inc.†	10,600	99,640
Kite Pharma, Inc.†	2,600	116,584
Lexicon Pharmaceuticals, Inc.†	10,500	145,215
Ligand Pharmaceuticals, Inc.†	3,001	304,932
Medicines Co.†	10,979	372,627
Momenta Pharmaceuticals, Inc.†	10,087	151,809
Prothena Corp. PLC	5,400	265,626
PTC Therapeutics, Inc.†	21,500	234,565
Puma Biotechnology, Inc.†	2,400	73,680
Sage Therapeutics, Inc.†	4,000	204,240
Selecta Biosciences, Inc.†	6,800	116,620
Spark Therapeutics, Inc.†	1,400	69,860
Spectrum Pharmaceuticals, Inc.†	11,048	48,943
Tokai Pharmaceuticals, Inc.†	6,000	5,867
Trius Therapeutics, Inc. CVR(1)(2)	13,800	0
Ultragenyx Pharmaceutical, Inc.†	3,200	224,992
Versartis, Inc.†	3,800	56,620
		4,781,361
Medical-Drugs — 0.9%
ACADIA Pharmaceuticals, Inc.†	6,700	193,228
Adamas Pharmaceuticals, Inc.†	6,500	109,850
Aimmune Therapeutics, Inc.†	10,600	216,770
Amicus Therapeutics, Inc.†	41,500	206,255
Chimerix, Inc.†	2,700	12,420
Clovis Oncology, Inc.†	5,700	253,194
Coherus Biosciences, Inc.†	5,200	146,380
Eagle Pharmaceuticals, Inc.†	1,242	98,540
Enanta Pharmaceuticals, Inc.†	2,193	73,465
Global Blood Therapeutics, Inc.†	6,500	93,925
Horizon Pharma PLC†	5,100	82,518
Immune Design Corp.†	9,600	52,800
Lannett Co., Inc.†	4,613	101,717
Ophthotech Corp.†	2,900	14,007
Pacira Pharmaceuticals, Inc.†	5,500	177,650
PharMerica Corp.†	4,858	122,179
Prestige Brands Holdings, Inc.†	2,300	119,830
Ra Pharmaceuticals, Inc.†	2,300	34,937
Radius Health, Inc.†	3,800	144,514
Reata Pharmaceuticals, Inc., Class A†	4,234	92,428
SciClone Pharmaceuticals, Inc.†	8,057	87,016
Supernus Pharmaceuticals, Inc.†	7,813	197,278
Synergy Pharmaceuticals, Inc.†	46,100	280,749
TESARO, Inc.†	1,200	161,376
		3,073,026
Medical-Generic Drugs — 0.1%
Amphastar Pharmaceuticals, Inc.†	12,865	236,973
AveXis, Inc.†	2,050	97,847
Impax Laboratories, Inc.†	11,659	154,482
		489,302
Medical-HMO — 0.4%
Magellan Health, Inc.†	3,668	276,017
Molina Healthcare, Inc.†	4,900	265,874
Triple-S Management Corp., Class B†	19,000	393,300
WellCare Health Plans, Inc.†	2,550	349,554
		1,284,745
Medical-Hospitals — 0.4%
Adeptus Health, Inc., Class A†	2,380	18,183
Community Health Systems, Inc.†	17,941	100,290
Quorum Health Corp.†	59,653	433,677
Select Medical Holdings Corp.†	16,915	224,124
Surgical Care Affiliates, Inc.	10,699	495,043
		1,271,317
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	7,512	166,842
Genesis Healthcare, Inc.†	6,800	28,900
Kindred Healthcare, Inc.	13,439	105,496
		301,238
Medical-Outpatient/Home Medical — 0.4%
Air Methods Corp.†	5,226	166,448
Almost Family, Inc.†	1,408	62,093
Amedisys, Inc.†	4,397	187,444
Chemed Corp.	2,560	410,650
Civitas Solutions, Inc.†	17,900	356,210
LHC Group, Inc.†	2,352	107,486
Providence Service Corp.†	1,922	73,132
		1,363,463
Medical-Wholesale Drug Distribution — 0.2%
Owens & Minor, Inc.	15,800	557,582
Metal Processors & Fabrication — 0.2%
CIRCOR International, Inc.	2,592	168,169
Haynes International, Inc.	1,971	84,733
Mueller Industries, Inc.	9,055	361,838
		614,740
Metal Products-Distribution — 0.2%
Olympic Steel, Inc.	6,936	168,059
Worthington Industries, Inc.	13,000	616,720
		784,779
Metal-Aluminum — 0.1%
Century Aluminum Co.†	7,833	67,050
Kaiser Aluminum Corp.	2,826	219,552
		286,602
Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.	9,951	381,621
John Bean Technologies Corp.	4,601	395,456
		777,077
Multimedia — 0.1%
E.W. Scripps Co., Class A†	8,960	173,197
Networking Products — 0.4%
Black Box Corp.	12,190	185,897
Ixia†	9,978	160,646
LogMeIn, Inc.	4,022	388,324
NETGEAR, Inc.†	13,920	756,552
		1,491,419

7

Non-Ferrous Metals — 0.0%
Materion Corp.	3,146	124,582
Office Furnishings-Original — 0.1%
Interface, Inc.	15,124	280,550
Office Supplies & Forms — 0.4%
ACCO Brands Corp.†	96,600	1,260,630
Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc.	9,511	124,879
Parker Drilling Co.†	23,800	61,880
Seadrill, Ltd.†	21,600	73,656
		260,415
Oil Companies-Exploration & Production — 1.0%
Bill Barrett Corp.†	90,087	629,708
Carrizo Oil & Gas, Inc.†	9,661	360,838
Contango Oil & Gas Co.†	3,588	33,512
Denbury Resources, Inc.†	100,700	370,576
EP Energy Corp., Class A†	54,483	356,864
Northern Oil and Gas, Inc.†	6,863	18,873
PDC Energy, Inc.†	8,795	638,341
Sanchez Energy Corp.	24,700	223,041
Synergy Resources Corp.†	31,653	282,028
Unit Corp.†	17,325	465,523
		3,379,304
Oil Field Machinery & Equipment — 0.1%
Exterran Corp.	4,936	117,970
Flotek Industries, Inc.†	8,501	79,824
Gulf Island Fabrication, Inc.	2,124	25,276
		223,070
Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	1,100	43,615
Western Refining, Inc.	3,000	113,550
		157,165
Oil-Field Services — 0.8%
Archrock, Inc.	15,788	208,402
Bristow Group, Inc.	5,040	103,219
CARBO Ceramics, Inc.†	3,311	34,633
Era Group, Inc.	3,073	52,149
Helix Energy Solutions Group, Inc.†	17,692	156,043
Matrix Service Co.†	4,187	95,045
MRC Global, Inc.†	28,700	581,462
Newpark Resources, Inc.†	13,359	100,192
NOW, Inc.	9,000	184,230
Pioneer Energy Services Corp.†	30,203	206,891
SEACOR Holdings, Inc.†	10,744	765,832
Tesco Corp.†	7,323	60,415
TETRA Technologies, Inc.†	14,626	73,423
		2,621,936
Paper & Related Products — 0.9%
Clearwater Paper Corp.†	2,639	172,987
Domtar Corp.	3,100	120,993
Neenah Paper, Inc.	26,202	2,232,410
P.H. Glatfelter Co.	6,873	164,196
Schweitzer-Mauduit International, Inc.	4,819	219,409
		2,909,995
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	6,977	470,250
Pharmacy Services — 0.0%
Diplomat Pharmacy, Inc.†	6,763	85,214
Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	1,976	138,715
Physicians Practice Management — 0.4%
Healthways, Inc.†	53,550	1,218,262
Platinum — 0.1%
Stillwater Mining Co.†	19,107	307,814
Pollution Control — 0.0%
CECO Environmental Corp.	10,200	142,290
Poultry — 0.2%
Pilgrim’s Pride Corp.	12,600	239,274
Sanderson Farms, Inc.	4,736	446,321
		685,595
Power Converter/Supply Equipment — 0.5%
Advanced Energy Industries, Inc.†	20,263	1,109,399
Powell Industries, Inc.	7,148	278,772
SPX Corp.†	6,610	156,789
Vicor Corp.†	2,523	38,098
		1,583,058
Printing-Commercial — 0.4%
Deluxe Corp.	8,000	572,880
Ennis, Inc.	22,600	392,110
LSC Communications, Inc.	4,193	124,448
RR Donnelley & Sons Co.	11,015	179,765
		1,269,203
Professional Sports — 0.6%
Madison Square Garden Co., Class A	12,270	2,104,428
Protection/Safety — 0.1%
Landauer, Inc.	6,416	308,610
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	19,000	206,150
Scholastic Corp.	4,252	201,927
		408,077
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	18,402	178,683
Racetracks — 0.0%
Speedway Motorsports, Inc.	6,400	138,688
Real Estate Investment Trusts — 4.6%
Acadia Realty Trust	12,761	417,030
Agree Realty Corp.	4,127	190,048
American Assets Trust, Inc.	13,438	578,909
Armada Hoffler Properties, Inc.	1,000	14,570
Ashford Hospitality Trust, Inc.	25,250	195,940
Capstead Mtg. Corp.	60,648	618,003
CareTrust REIT, Inc.	10,164	155,713
CBL & Associates Properties, Inc.	7,800	89,700
Cedar Realty Trust, Inc.	11,982	78,242
Chesapeake Lodging Trust	9,485	245,282
CoreSite Realty Corp.	19,549	1,551,604
CubeSmart	5,100	136,527
CyrusOne, Inc.	1,600	71,568
CYS Investments, Inc.	112,300	868,079
DCT Industrial Trust, Inc.	6,150	294,462
DiamondRock Hospitality Co.	39,212	452,114
EastGroup Properties, Inc.	8,567	632,587
EPR Properties	400	28,708
Equity LifeStyle Properties, Inc.	2,000	144,200
Equity One, Inc.	1,600	49,104
First Industrial Realty Trust, Inc.	3,800	106,590
Four Corners Property Trust, Inc.	9,451	193,935
Franklin Street Properties Corp.	23,522	304,845
GEO Group, Inc.	11,838	425,339

8

Getty Realty Corp.	4,178	106,497
Gladstone Commercial Corp.	1,500	30,150
Government Properties Income Trust	18,433	351,425
Gramercy Property Trust	9,600	88,128
Hersha Hospitality Trust	13,400	288,100
Highwoods Properties, Inc.	2,900	147,929
Hospitality Properties Trust	7,800	247,572
Kite Realty Group Trust	13,184	309,560
Lexington Realty Trust	33,674	363,679
LTC Properties, Inc.	18,490	868,660
Mack-Cali Realty Corp.	6,900	200,238
Mid-America Apartment Communities, Inc.	2,272	222,474
Monogram Residential Trust, Inc.	6,800	73,576
National Retail Properties, Inc.	1,000	44,200
Parkway, Inc.	6,743	150,032
Pennsylvania Real Estate Investment Trust	15,074	285,803
Potlatch Corp.	10,700	445,655
PS Business Parks, Inc.	4,481	522,126
Ramco-Gershenson Properties Trust	14,100	233,778
Retail Opportunity Investments Corp.	17,248	364,450
RLJ Lodging Trust	36,700	898,783
Sabra Health Care REIT, Inc.	10,299	251,502
Saul Centers, Inc.	5,657	376,813
Silver Bay Realty Trust Corp.	1,700	29,138
Summit Hotel Properties, Inc.	16,185	259,446
Taubman Centers, Inc.	2,500	184,825
Universal Health Realty Income Trust	1,974	129,475
Urstadt Biddle Properties, Inc., Class A	4,551	109,725
		15,426,838
Real Estate Management/Services — 0.8%
FirstService Corp.	48,037	2,280,797
HFF, Inc., Class A	5,529	167,252
RE/MAX Holdings, Inc., Class A	2,785	155,960
		2,604,009
Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	2,300	103,201
Forestar Group, Inc.†	34,990	465,367
St. Joe Co.†	1,500	28,500
		597,068
Recreational Vehicles — 1.7%
Arctic Cat, Inc.†	2,059	30,926
Camping World Holdings, Inc., Class A	31,496	1,026,455
LCI Industries	43,349	4,670,855
		5,728,236
Rental Auto/Equipment — 0.1%
Aaron’s, Inc.	3,800	121,562
Rent-A-Center, Inc.	8,388	94,365
		215,927
Research & Development — 0.7%
Albany Molecular Research, Inc.†	3,520	66,035
INC Research Holdings, Inc., Class A†	4,700	247,220
PAREXEL International Corp.†	31,242	2,053,224
		2,366,479
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	3,834	325,315
Respiratory Products — 0.2%
Inogen, Inc.†	10,626	713,748
Retail-Apparel/Shoe — 1.0%
Abercrombie & Fitch Co., Class A	18,180	218,160
Ascena Retail Group, Inc.†	26,740	165,521
Buckle, Inc.	4,403	100,388
Caleres, Inc.	6,848	224,751
Cato Corp., Class A	3,960	119,117
Children’s Place, Inc.	16,771	1,693,032
Express, Inc.†	12,373	133,133
Finish Line, Inc., Class A	6,401	120,403
Francesca’s Holdings Corp.†	5,984	107,892
Genesco, Inc.†	3,255	202,136
Guess?, Inc.	9,718	117,588
Shoe Carnival, Inc.	2,093	56,469
Stein Mart, Inc.	4,884	26,764
Tailored Brands, Inc.	7,684	196,326
Vera Bradley, Inc.†	3,086	36,168
		3,517,848
Retail-Automobile — 1.4%
Asbury Automotive Group, Inc.†	3,112	192,010
Group 1 Automotive, Inc.	3,136	244,420
Lithia Motors, Inc., Class A	41,707	4,038,489
Sonic Automotive, Inc., Class A	4,146	94,943
		4,569,862
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.	6,061	69,520
Barnes & Noble, Inc.	8,717	97,194
		166,714
Retail-Building Products — 0.1%
Lumber Liquidators Holdings, Inc.†	4,300	67,682
Tile Shop Holdings, Inc.†	5,211	101,875
		169,557
Retail-Discount — 0.3%
Big Lots, Inc.	10,300	517,163
Fred’s, Inc., Class A	5,540	102,822
Ollie’s Bargain Outlet Holdings, Inc.†	7,509	213,631
Tuesday Morning Corp.†	7,115	38,421
		872,037
Retail-Hair Salons — 0.2%
Regis Corp.†	35,035	508,708
Retail-Home Furnishings — 0.2%
Haverty Furniture Cos., Inc.	3,013	71,408
Kirkland’s, Inc.†	2,307	35,782
Pier 1 Imports, Inc.	74,200	633,668
		740,858
Retail-Jewelry — 0.1%
Movado Group, Inc.	9,616	276,460
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	3,896	75,388
Retail-Misc./Diversified — 0.3%
FirstCash, Inc.	11,183	525,601
Five Below, Inc.†	8,661	346,094
		871,695
Retail-Office Supplies — 0.0%
Office Depot, Inc.	26,500	119,780
Retail-Pawn Shops — 0.1%
EZCORP, Inc., Class A†	41,647	443,541
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	3,239	74,724
Retail-Petroleum Products — 0.3%
World Fuel Services Corp.	20,686	949,694
Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	1,200	75,228
Stage Stores, Inc.	3,986	17,419
		92,647

9

Retail-Restaurants — 1.0%
Biglari Holdings, Inc.†	160	75,712
BJ’s Restaurants, Inc.†	3,046	119,708
Bloomin’ Brands, Inc.	39,100	704,973
Bob Evans Farms, Inc.	3,119	165,962
Chuy’s Holdings, Inc.†	2,655	86,155
Dave & Buster’s Entertainment, Inc.†	5,906	332,508
DineEquity, Inc.	3,384	260,568
El Pollo Loco Holdings, Inc.†	3,400	41,820
Fiesta Restaurant Group, Inc.†	4,221	125,997
Popeyes Louisiana Kitchen, Inc.†	3,271	197,830
Red Robin Gourmet Burgers, Inc.†	2,029	114,435
Ruby Tuesday, Inc.†	30,600	98,838
Ruth’s Hospitality Group, Inc.	4,680	85,644
Sonic Corp.	36,121	957,567
Wingstop, Inc.	4,537	134,250
		3,501,967
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	2,799	48,563
Hibbett Sports, Inc.†	3,532	131,744
Zumiez, Inc.†	2,750	60,087
		240,394
Retail-Vitamins & Nutrition Supplements — 0.1%
GNC Holdings, Inc., Class A	35,200	388,608
Vitamin Shoppe, Inc.†	3,758	89,253
		477,861
Rubber-Tires — 0.4%
Cooper Tire & Rubber Co.	32,000	1,243,200
Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	5,847	83,612
Proto Labs, Inc.†	3,838	197,081
Trinseo SA	10,000	593,000
		873,693
Satellite Telecom — 0.4%
DigitalGlobe, Inc.†	46,400	1,329,360
Iridium Communications, Inc.†	12,695	121,872
		1,451,232
Savings & Loans/Thrifts — 1.5%
Astoria Financial Corp.	14,392	268,411
Banc of California, Inc.	7,816	135,608
Bank Mutual Corp.	6,631	62,663
BankFinancial Corp.	1,400	20,748
Beneficial Bancorp, Inc.	29,099	535,422
BofI Holding, Inc.†	9,090	259,519
Brookline Bancorp, Inc.	11,131	182,548
Capitol Federal Financial, Inc.	1,500	24,690
Charter Financial Corp.	4,800	80,016
Dime Community Bancshares, Inc.	4,918	98,852
First Defiance Financial Corp.	1,500	76,110
Flushing Financial Corp.	5,500	161,645
HomeStreet, Inc.†	3,684	116,414
Investors Bancorp, Inc.	18,200	253,890
Meridian Bancorp, Inc.	41,300	780,570
Northfield Bancorp, Inc.	46,487	928,345
Northwest Bancshares, Inc.	15,986	288,228
Oritani Financial Corp.	5,998	112,463
Provident Financial Services, Inc.	9,484	268,397
Sterling Bancorp	20,642	483,023
		5,137,562
Schools — 0.2%
American Public Education, Inc.†	2,540	62,357
Capella Education Co.	1,809	158,830
Career Education Corp.†	10,160	102,514
K12, Inc.†	580	9,953
Strayer Education, Inc.†	5,746	463,300
		796,954
Security Services — 0.1%
Ascent Capital Group, Inc., Class A†	12,600	204,876
Brink’s Co.	7,086	292,297
		497,173
Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	2,103	42,817
Semiconductor Components-Integrated Circuits — 0.3%
Exar Corp.†	6,648	71,666
Integrated Device Technology, Inc.†	22,700	534,812
MaxLinear, Inc., Class A†	8,800	191,840
Power Integrations, Inc.	4,599	312,042
		1,110,360
Semiconductor Equipment — 0.7%
Brooks Automation, Inc.	10,892	185,927
Cabot Microelectronics Corp.	3,823	241,499
Cohu, Inc.	27,620	383,918
Kulicke & Soffa Industries, Inc.†	11,186	178,417
MKS Instruments, Inc.	8,457	502,346
Nanometrics, Inc.†	3,932	98,536
Rudolph Technologies, Inc.†	4,895	114,298
Ultratech, Inc.†	3,731	89,469
Veeco Instruments, Inc.†	6,408	186,793
Xcerra Corp.†	41,800	319,352
		2,300,555
Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	6,141	95,063
Steel-Producers — 0.3%
AK Steel Holding Corp.†	73,997	755,509
Carpenter Technology Corp.	3,900	141,063
Commercial Metals Co.	3,800	82,764
Ryerson Holding Corp.†	1,600	21,360
		1,000,696
Storage/Warehousing — 0.7%
Mobile Mini, Inc.	7,017	212,264
Wesco Aircraft Holdings, Inc.†	141,648	2,117,638
		2,329,902
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	12,364	61,820
Viavi Solutions, Inc.†	36,316	297,065
		358,885
Telecom Services — 0.3%
Consolidated Communications Holdings, Inc.	7,994	214,639
EarthLink Holdings Corp.	55,100	310,764
Inteliquent, Inc.	5,432	124,501
Lumos Networks Corp.†	3,720	58,106
Spok Holdings, Inc.	3,241	67,251
West Corp.	15,000	371,400
		1,146,661
Telecommunication Equipment — 0.3%
ADTRAN, Inc.	7,638	170,709
Comtech Telecommunications Corp.	3,713	43,999
Plantronics, Inc.	13,900	761,164
		975,872

10

Telephone-Integrated — 0.3%
Cincinnati Bell, Inc.†	15,272	341,329
General Communication, Inc., Class A†	5,994	116,583
Windstream Holdings, Inc.	71,900	527,027
		984,939
Television — 0.2%
Sinclair Broadcast Group, Inc., Class A	21,300	710,355
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,908	47,528
Unifi, Inc.†	2,392	78,051
		125,579
Therapeutics — 0.3%
Anika Therapeutics, Inc.†	2,308	113,000
Axsome Therapeutics, Inc.†	9,300	62,775
Cara Therapeutics, Inc.†	6,200	57,598
Flexion Therapeutics, Inc.†	6,900	131,238
Neurocrine Biosciences, Inc.†	7,200	278,640
Portola Pharmaceuticals, Inc.†	3,500	78,540
Proteostasis Therapeutics, Inc.†	10,000	122,600
Seres Therapeutics, Inc.†	3,100	30,690
Xencor, Inc.†	10,600	278,992
Zafgen, Inc.†	800	2,544
		1,156,617
Tobacco — 0.2%
Alliance One International, Inc.†	2,900	55,680
Universal Corp.	11,546	736,057
		791,737
Toys — 0.0%
JAKKS Pacific, Inc.†	27,500	141,625
Transactional Software — 0.2%
ACI Worldwide, Inc.†	17,600	319,440
Bottomline Technologies de, Inc.†	5,768	144,316
Synchronoss Technologies, Inc.†	6,651	254,733
		718,489
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	6,047	315,351
Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.	4,477	186,019
Transport-Marine — 0.0%
Hornbeck Offshore Services, Inc.†	5,109	36,887
Tidewater, Inc.	7,428	25,329
		62,216
Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	12,393	860,198
Transport-Services — 0.4%
Echo Global Logistics, Inc.†	4,335	108,592
Hub Group, Inc., Class A†	5,238	229,162
Matson, Inc.	27,261	964,767
		1,302,521
Transport-Truck — 0.6%
ArcBest Corp.	12,460	344,519
Celadon Group, Inc.	4,452	31,832
Forward Air Corp.	4,817	228,229
Heartland Express, Inc.	6,834	139,140
Knight Transportation, Inc.	10,483	346,463
Marten Transport, Ltd.	3,649	85,022
Roadrunner Transportation Systems, Inc.†	4,780	49,664
Saia, Inc.†	3,951	174,437
Swift Transportation Co.†	16,700	406,812
USA Truck, Inc.†	20,600	179,426
		1,985,544
Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A	10,600	159,530
Veterinary Diagnostics — 1.3%
Neogen Corp.†	63,110	4,165,260
Phibro Animal Health Corp., Class A	2,923	85,644
		4,250,904
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	1,300	62,582
Water — 0.4%
American States Water Co.	22,371	1,019,223
California Water Service Group	7,570	256,623
		1,275,846
Web Hosting/Design — 0.2%
NIC, Inc.	9,787	233,909
Web.com Group, Inc.†	21,800	461,070
		694,979
Web Portals/ISP — 0.0%
Blucora, Inc.†	6,057	89,341
Wire & Cable Products — 0.1%
Encore Wire Corp.	3,271	141,798
General Cable Corp.	7,779	148,190
Insteel Industries, Inc.	2,755	98,188
		388,176
Wireless Equipment — 0.6%
CalAmp Corp.†	5,734	83,143
InterDigital, Inc.	12,975	1,185,266
Quantenna Communications, Inc.†	13,100	237,503
Ubiquiti Networks, Inc.†	7,100	410,380
		1,916,292
Total Common Stocks (cost $259,505,576)		328,561,502
EXCHANGE-TRADED FUNDS — 0.4%
iShares Core S&P Small-Cap ETF (cost $1,306,427)	9,748	1,340,545
Total Long-Term Investment Securities (cost $260,812,003)		329,902,047

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.1%
State Street Institutional U.S. Government Money Market Fund Administration Class 0.17%(3)	3,764,875	3,764,875
Time Deposits — 0.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 01/03/2017	$943,000	943,000
Total Short-Term Investment Securities (cost $4,707,875)		4,707,875
REPURCHASE AGREEMENTS — 0.1%
State Street Bank and Trust Co. Joint Repurchase Agreement (cost $510,000)(4)	510,000	510,000
TOTAL INVESTMENTS (cost $266,029,878) (5)	99.4%	335,119,922
Other assets less liabilities	0.6	1,985,486
NET ASSETS	100.0%	$337,105,408

11

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At December 31, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	The rate shown is the 7-day yield as of December 31, 2016.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 4 for cost of investments on a tax basis.
CVR — Contingent Value Rights
ETF — Exchange-Traded Fund

Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2016	(Depreciation)
63	Long	Russell 2000 Mini Index	March 2017	$4,302,352	$4,274,235	$(28,117)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$4,781,361	$—	$0	$4,781,361
Other Industries	323,780,141	—	—	323,780,141
Exchange-Traded Funds	1,340,545	—	—	1,340,545
Short-Term Investment Securities:
Registered Investment Companies	3,764,875	—	—	3,764,875
Time Deposits	—	943,000	—	943,000
Repurchase Agreements	—	510,000	—	510,000
Total Investment at Value	$333,666,922	$1,453,000	$0	$335,119,922

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$28,117	$—	$—	$28,117

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

12

SEASONS SERIES TRUST INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments — December 31, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.2%
Australia — 5.4%
AGL Energy, Ltd.	12,977	$206,870
Alumina, Ltd.	48,724	64,346
Amcor, Ltd.	21,655	233,629
AMP, Ltd.	55,622	202,304
APA Group	21,810	134,885
Aristocrat Leisure, Ltd.	10,466	117,068
ASX, Ltd.	3,718	133,457
Aurizon Holdings, Ltd.	39,309	143,255
AusNet Services	31,442	35,850
Australia & New Zealand Banking Group, Ltd.	179,548	3,941,545
Bank of Queensland, Ltd.	7,178	61,487
Beach Energy, Ltd.	455,650	279,497
Bendigo & Adelaide Bank, Ltd.	8,876	81,412
BGP Holdings PLC†(1)(2)	98,723	5,824
BHP Billiton, Ltd.	82,735	1,496,225
Boral, Ltd.	13,913	54,318
Brambles, Ltd.	30,292	271,067
Caltex Australia, Ltd.	5,196	114,216
Challenger, Ltd.	217,360	1,763,083
CIMIC Group, Ltd.	2,004	50,530
Coca-Cola Amatil, Ltd.	11,072	80,860
Cochlear, Ltd.	1,128	99,758
Commonwealth Bank of Australia	32,068	1,907,122
Computershare, Ltd.	9,039	81,276
Crown Resorts, Ltd.	6,942	58,012
CSL, Ltd.	20,181	1,462,333
Dexus Property Group	17,925	124,440
Domino’s Pizza Enterprises, Ltd.	1,150	53,935
DUET Group	43,237	85,493
Flight Centre Travel Group, Ltd.	1,121	25,321
Fortescue Metals Group, Ltd.	30,365	129,067
Goodman Group	34,292	176,445
GPT Group	32,105	116,538
Harvey Norman Holdings, Ltd.	10,894	40,409
Healthscope, Ltd.	30,836	50,959
Incitec Pivot, Ltd.	32,512	84,464
Insurance Australia Group, Ltd.	45,815	198,044
LendLease Group	10,716	113,059
Macquarie Group, Ltd.	31,019	1,950,170
Medibank Private, Ltd.	53,281	108,430
Mirvac Group	71,172	109,400
National Australia Bank, Ltd.	49,556	1,096,823
Newcrest Mining, Ltd.	14,404	210,492
Orica, Ltd.	7,220	92,118
Origin Energy, Ltd.	33,078	157,308
Platinum Asset Management, Ltd.	4,442	16,925
Qantas Airways, Ltd.	10,005	24,043
QBE Insurance Group, Ltd.	26,568	238,126
Ramsay Health Care, Ltd.	2,555	125,933
REA Group, Ltd.	1,030	41,052
Rio Tinto, Ltd.	179,984	7,780,140
Santos, Ltd.	31,421	91,153
Scentre Group	473,828	1,586,593
SEEK, Ltd.	6,381	68,520
Sonic Healthcare, Ltd.	7,420	114,589
South32, Ltd.	629,672	1,249,608
Stockland	45,272	149,631
Suncorp Group, Ltd.	24,988	243,801
Sydney Airport	20,728	89,601
Tabcorp Holdings, Ltd.	15,812	54,886
Tatts Group, Ltd.	27,437	88,704
Telstra Corp., Ltd.	886,894	3,264,139
TPG Telecom, Ltd.	6,346	31,233
Transurban Group	38,216	284,611
Treasury Wine Estates, Ltd.	13,783	106,229
Vicinity Centres	65,289	140,876
Vocus Communications, Ltd.	8,467	23,646
Wesfarmers, Ltd.	21,204	644,821
Westfield Corp.	37,156	251,512
Westpac Banking Corp.	62,762	1,476,526
Woodside Petroleum, Ltd.	13,937	313,396
Woolworths, Ltd.	23,985	417,142
WorleyParsons, Ltd.†	97,150	681,453
		37,602,033
Austria — 0.1%
ANDRITZ AG	1,402	70,389
Erste Group Bank AG	5,420	158,752
OMV AG	2,854	100,823
Raiffeisen Bank International AG†	2,260	41,347
voestalpine AG	2,181	85,611
		456,922
Belgium — 0.5%
Ageas	3,889	153,966
Anheuser-Busch InBev SA	15,120	1,600,361
Colruyt SA	1,341	66,353
Groupe Bruxelles Lambert SA	1,568	131,582
KBC Group NV	4,715	291,988
Proximus SADP	2,937	84,587
Solvay SA	1,398	163,863
Telenet Group Holding NV†	1,017	56,439
UCB SA	2,455	157,407
Umicore SA	18,333	1,045,000
		3,751,546
Bermuda — 0.1%
Cheung Kong Infrastructure Holdings, Ltd.	13,000	103,437
First Pacific Co., Ltd.	46,000	32,152
Hongkong Land Holdings, Ltd.	22,100	139,893
Jardine Matheson Holdings, Ltd.	4,603	254,316
Kerry Properties, Ltd.	13,500	36,646
Li & Fung, Ltd.	110,000	48,372
Noble Group, Ltd.†	86,000	10,096
NWS Holdings, Ltd.	28,000	45,640
Shangri-La Asia, Ltd.	20,000	21,097
Yue Yuen Industrial Holdings, Ltd.	14,000	50,822
		742,471
Brazil — 0.1%
Lojas Renner SA	85,055	605,501
Canada — 1.1%
Canadian Natural Resources, Ltd.	38,684	1,232,852
National Bank of Canada	48,400	1,965,704
PrairieSky Royalty, Ltd.	90,628	2,155,929
Sun Life Financial, Inc.	49,600	1,904,353
		7,258,838
Cayman Islands — 2.6%
Alibaba Group Holding, Ltd. ADR†	58,994	5,180,263

1

ASM Pacific Technology, Ltd.	4,600	48,732
Baidu, Inc. ADR†	3,600	591,876
Cheung Kong Property Holdings, Ltd.	158,524	972,057
CK Hutchison Holdings, Ltd.	221,524	2,511,053
Ctrip.com International, Ltd. ADR†	89,785	3,591,400
Melco Crown Entertainment, Ltd. ADR	3,500	55,650
MGM China Holdings, Ltd.	18,800	38,984
Sands China, Ltd.	45,200	196,433
Tencent Holdings, Ltd.	184,100	4,503,678
WH Group, Ltd.*	112,500	90,963
Wynn Macau, Ltd.	30,800	49,013
		17,830,102
China — 0.2%
Ping An Insurance Group Co. of China, Ltd.	157,500	788,059
YY, Inc., ADR†	14,900	587,358
		1,375,417
Cyprus — 0.2%
Aroundtown Property Holdings PLC	256,128	1,151,249
Denmark — 1.4%
AP Moller - Maersk A/S, Series A	71	107,267
AP Moller - Maersk A/S, Series B	769	1,227,133
Carlsberg A/S, Class B	2,000	172,602
Chr. Hansen Holding A/S	1,866	103,334
Coloplast A/S, Class B	2,271	153,158
Danske Bank A/S	62,051	1,881,957
DSV A/S	3,613	160,737
Genmab A/S†	1,067	177,216
GN Store Nord A/S	58,212	1,205,864
ISS A/S	3,124	105,453
Novo Nordisk A/S, Class B	55,931	2,017,080
Novozymes A/S, Class B	4,418	152,323
Pandora A/S	2,186	285,998
TDC A/S†	283,801	1,457,080
Tryg A/S	2,030	36,705
Vestas Wind Systems A/S	4,216	274,003
William Demant Holding A/S†	2,085	36,253
		9,554,163
Finland — 0.5%
Elisa Oyj	2,802	91,229
Fortum Oyj	8,655	132,743
Kone Oyj, Class B	6,475	290,153
Metso Oyj	2,172	61,960
Neste Oyj	2,474	95,055
Nokia OYJ	108,520	524,104
Nokian Renkaat Oyj	2,214	82,549
Orion Oyj, Class B	1,995	88,811
Sampo Oyj, Class A	8,541	382,913
Stora Enso Oyj, Class R	120,372	1,293,705
UPM-Kymmene Oyj	10,376	254,927
Wartsila Oyj Abp	2,881	129,435
		3,427,584
France — 10.9%
Accor SA	3,318	123,746
Aeroports de Paris	565	60,545
Air Liquide SA	16,826	1,871,262
Alstom SA†	2,895	79,766
Arkema SA	1,277	124,933
Atos SE	1,656	174,755
AXA SA	169,829	4,287,812
BNP Paribas SA	123,106	7,846,528
Bollore SA	16,732	59,003
Bouygues SA	3,888	139,336
Bureau Veritas SA	5,107	98,970
Capgemini SA	3,107	262,137
Carrefour SA	10,621	255,915
Casino Guichard Perrachon SA	1,086	52,118
Christian Dior SE	1,065	223,374
Cie de Saint-Gobain	8,968	417,775
Cie Generale des Etablissements Michelin	3,412	379,637
CNP Assurances	3,272	60,619
Credit Agricole SA	20,018	248,228
Danone SA	23,179	1,468,843
Dassault Systemes	2,469	188,141
Edenred	4,017	79,644
Eiffage SA	1,069	74,550
Electricite de France SA	4,703	47,922
Engie SA	144,302	1,841,023
Essilor International SA	45,759	5,170,860
Eurazeo SA	823	48,151
Eutelsat Communications SA	51,032	988,158
Fonciere Des Regions	570	49,765
Gecina SA	763	105,577
Groupe Eurotunnel SE	9,080	86,348
Hermes International	496	203,625
ICADE	731	52,164
Iliad SA	511	98,248
Imerys SA	687	52,119
Ingenico Group SA	1,053	84,097
JCDecaux SA	1,293	38,015
Kering	6,349	1,425,543
Klepierre	4,178	164,242
L’Oreal SA	17,248	3,148,270
Lagardere SCA	2,276	63,238
Legrand SA	29,758	1,689,971
LVMH Moet Hennessy Louis Vuitton SE	5,248	1,002,110
Natixis SA	18,153	102,423
Orange SA	37,342	567,412
Pernod Ricard SA	4,011	434,674
Peugeot SA†	9,113	148,640
Publicis Groupe SA	3,563	245,851
Remy Cointreau SA	487	41,534
Renault SA	3,616	321,677
Rexel SA	5,386	88,644
Safran SA	34,989	2,519,990
Sanofi	146,143	11,830,103
Schneider Electric SE	10,482	729,450
SCOR SE	3,002	103,745
SFR Group SA†	1,889	53,350
Societe BIC SA	549	74,636
Societe Generale SA	14,413	709,208

2

Sodexo SA	1,826	209,898
Suez	273,178	4,030,167
Technip SA	1,998	142,618
Thales SA	2,003	194,252
TOTAL SA	219,979	11,281,651
Unibail-Rodamco SE (Euronext Amsterdam)	3,249	775,499
Unibail-Rodamco SE (Euronext Paris)	3,842	917,041
Valeo SA	4,398	252,820
Veolia Environnement SA	8,170	139,107
Vinci SA	58,887	4,010,586
Vivendi SA	22,219	422,285
Wendel SA	604	72,736
Zodiac Aerospace	3,569	81,957
		75,439,037
Germany — 7.5%
adidas AG	3,533	558,410
Allianz SE	19,063	3,150,468
Axel Springer SE	760	36,905
BASF SE	35,973	3,344,034
Bayer AG	63,006	6,574,628
Bayerische Motoren Werke AG	18,174	1,697,865
Bayerische Motoren Werke AG (Preference Shares)	1,054	80,660
Beiersdorf AG	1,960	166,294
Brenntag AG	137,462	7,640,130
Commerzbank AG	79,986	610,094
Continental AG	2,091	404,341
Covestro AG*	13,426	921,181
Daimler AG	18,084	1,346,235
Deutsche Bank AG†	26,248	476,617
Deutsche Lufthansa AG	4,478	57,838
Deutsche Post AG	18,269	600,676
Deutsche Telekom AG	60,581	1,042,968
Deutsche Wohnen AG	6,493	203,952
E.ON SE	103,218	727,972
Evonik Industries AG	2,677	79,973
Fraport AG Frankfurt Airport Services Worldwide	689	40,739
Fresenius Medical Care AG & Co. KGaA	4,118	348,736
Fresenius SE & Co. KGaA	47,311	3,698,292
FUCHS PETROLUB SE (Preference Shares)	1,331	55,875
GEA Group AG	3,426	137,872
Hannover Rueck SE	1,161	125,635
HeidelbergCement AG	2,645	246,769
Henkel AG & Co. KGaA	2,018	210,258
Henkel AG & Co. KGaA (Preference Shares)	3,349	399,243
Hochtief AG	385	53,921
HUGO BOSS AG	1,287	78,752
Infineon Technologies AG	21,263	369,535
K+S AG	3,692	88,182
LANXESS AG	1,782	116,958
Linde AG	19,746	3,244,638
MAN SE	699	69,408
Merck KGaA	2,431	253,724
METRO AG	3,355	111,547
Muenchener Rueckversicherungs-Gesellschaft AG	11,446	2,164,538
OSRAM Licht AG	1,731	90,788
Porsche Automobil Holding SE (Preference Shares)	2,972	161,867
ProSiebenSat.1 Media SE	4,118	158,698
RWE AG†	9,497	118,115
SAP SE	18,498	1,612,470
Schaeffler AG (Preference Shares)	3,127	46,264
Siemens AG	38,137	4,688,928
Symrise AG	2,419	147,256
Telefonica Deutschland Holding AG	449,771	1,926,948
thyssenkrupp AG	7,089	168,945
TUI AG	9,379	134,427
United Internet AG	2,385	93,130
Volkswagen AG	610	87,809
Volkswagen AG (Preference Shares)	3,529	495,369
Vonovia SE	8,748	284,591
Zalando SE†*	1,649	62,993
		51,814,461
Hong Kong — 2.0%
AIA Group, Ltd.	1,703,912	9,613,276
Bank of East Asia, Ltd.	22,600	86,559
BOC Hong Kong Holdings, Ltd.	71,000	254,078
Cathay Pacific Airways, Ltd.	21,000	27,623
CLP Holdings, Ltd.	31,500	289,429
Galaxy Entertainment Group, Ltd.	45,000	196,144
Hang Lung Properties, Ltd.	41,000	86,922
Hang Seng Bank, Ltd.	14,300	266,102
Henderson Land Development Co., Ltd.	20,485	108,970
HK Electric Investments & HK Electric Investments, Ltd.*	49,500	40,854
HKT Trust & HKT, Ltd.	50,000	61,255
Hong Kong & China Gas Co., Ltd.	143,627	254,489
Hong Kong Exchanges and Clearing, Ltd.	21,500	507,937
Hysan Development Co., Ltd.	12,000	49,597
Link REIT	42,000	272,977
MTR Corp., Ltd.	26,500	128,835
New World Development Co., Ltd.	105,000	111,032
PCCW, Ltd.	77,000	41,705
Power Assets Holdings, Ltd.	26,000	229,170
Sino Land Co., Ltd.	56,000	83,915
SJM Holdings, Ltd.	41,000	32,146
Sun Hung Kai Properties, Ltd.	27,000	341,221
Swire Pacific, Ltd., Class A	10,500	100,268
Swire Properties, Ltd.	22,600	62,369
Techtronic Industries Co., Ltd.	27,000	96,795
Wharf Holdings, Ltd.	26,000	172,842
Wheelock & Co., Ltd.	15,000	84,435
		13,600,945

3

India — 0.2%
Infosys, Ltd. ADR	85,300	1,264,999
Ireland — 1.4%
Bank of Ireland†	534,317	131,613
CRH PLC	15,499	537,662
DCC PLC	21,825	1,624,586
James Hardie Industries PLC CDI	8,719	138,237
Kerry Group PLC, Class A	2,976	212,709
Paddy Power Betfair PLC	1,490	159,198
Permanent TSB Group Holdings PLC†	616,805	1,792,013
Ryanair Holdings PLC ADR†	62,460	5,200,420
		9,796,438
Isle of Man — 0.3%
Genting Singapore PLC	118,000	73,742
GVC Holdings PLC	266,723	2,111,958
		2,185,700
Israel — 0.2%
Azrieli Group, Ltd.	723	31,363
Bank Hapoalim BM	20,271	120,562
Bank Leumi Le-Israel BM†	25,440	104,744
Bezeq The Israeli Telecommunication Corp., Ltd.	37,819	71,867
Check Point Software Technologies, Ltd.†	2,459	207,687
Israel Chemicals, Ltd.	8,676	35,587
Mizrahi Tefahot Bank, Ltd.	2,541	37,171
NICE, Ltd.	1,087	74,102
Taro Pharmaceutical Industries, Ltd.†	283	29,791
Teva Pharmaceutical Industries, Ltd.	17,380	623,994
		1,336,868
Italy — 1.3%
Assicurazioni Generali SpA	21,961	326,416
Atlantia SpA	7,745	181,481
Banca Popolare di Milano Scarl	1,840,475	694,162
Enel SpA	143,255	631,540
Eni SpA	47,862	779,409
Intesa Sanpaolo SpA	1,104,989	2,821,843
Intesa Sanpaolo SpA RSP	18,008	42,348
Italgas SpA†	9,175	36,102
Leonardo-Finmeccanica SpA†	7,839	110,078
Luxottica Group SpA	3,263	175,518
Mediobanca SpA	10,714	87,462
Moncler SpA	51,918	903,389
Poste Italiane SpA*	9,762	64,790
Prysmian SpA	3,966	101,865
Saipem SpA†	114,342	64,394
Snam SpA	45,879	189,025
Telecom Italia SpA†	190,417	167,770
Telecom Italia SpA RSP	1,211,046	875,793
Terna Rete Elettrica Nazionale SpA	28,719	131,565
UniCredit SpA	95,270	274,182
Unione di Banche Italiane SpA	16,605	45,656
UnipolSai SpA	17,730	37,887
		8,742,675
Japan — 21.6%
ABC-Mart, Inc.	700	39,649
Acom Co., Ltd.†	8,000	34,978
Aeon Co., Ltd.	12,500	177,112
AEON Financial Service Co., Ltd.	2,100	37,319
Aeon Mall Co., Ltd.	2,100	29,539
Air Water, Inc.	3,000	54,160
Aisin Seiki Co., Ltd.	16,600	720,103
Ajinomoto Co., Inc.	12,000	241,694
Alfresa Holdings Corp.	3,400	56,262
Alps Electric Co., Ltd.	3,225	77,979
Amada Holdings Co., Ltd.	6,000	66,995
ANA Holdings, Inc.	21,000	56,563
Aozora Bank, Ltd.	21,000	74,207
Asahi Glass Co., Ltd.	18,000	122,593
Asahi Group Holdings, Ltd.	7,400	233,634
Asahi Kasei Corp.	202,000	1,762,045
Asics Corp.	3,000	59,936
Astellas Pharma, Inc.	226,900	3,151,847
Bandai Namco Holdings, Inc.	3,500	96,578
Bank of Kyoto, Ltd.	6,000	44,560
Benesse Holdings, Inc.	1,200	33,061
Bridgestone Corp.	12,300	443,484
Brother Industries, Ltd.	4,800	86,616
Calbee, Inc.	1,400	43,842
Canon, Inc.	20,200	569,489
Casio Computer Co., Ltd.	4,400	62,231
Central Japan Railway Co.	12,600	2,073,138
Chiba Bank, Ltd.	14,000	85,887
Chubu Electric Power Co., Inc.	12,400	173,255
Chugai Pharmaceutical Co., Ltd.	4,300	123,435
Chugoku Bank, Ltd.	3,000	43,072
Chugoku Electric Power Co., Inc.	5,700	66,864
Concordia Financial Group, Ltd.	21,000	101,087
Credit Saison Co., Ltd.	52,100	925,876
CyberAgent, Inc.	32,600	805,551
CYBERDYNE, Inc.†	1,885	26,644
Dai Nippon Printing Co., Ltd.	12,000	118,588
Dai-ichi Life Holdings, Inc.	20,400	339,665
Daicel Corp.	5,600	61,810
Daiichi Sankyo Co., Ltd.	11,300	231,221
Daikin Industries, Ltd.	4,600	422,511
Daito Trust Construction Co., Ltd.	1,500	225,626
Daiwa House Industry Co., Ltd.	10,700	292,596
Daiwa Securities Group, Inc.	31,000	191,053
Denso Corp.	9,100	394,210
Dentsu, Inc.	4,100	192,941
Don Quijote Holdings Co., Ltd.	2,300	85,112
East Japan Railway Co.	6,300	544,428
Eisai Co., Ltd.	4,800	275,494
Electric Power Development Co., Ltd.	33,500	771,037
FamilyMart UNY Holdings Co., Ltd.	1,200	79,880
FANUC Corp.	21,100	3,577,296
Fast Retailing Co., Ltd.	1,000	357,904
Fuji Electric Co., Ltd.	11,000	57,035
Fuji Heavy Industries, Ltd.	11,100	453,212
FUJIFILM Holdings Corp.	8,300	314,956

4

Fujitsu, Ltd.	35,000	194,503
Fukuoka Financial Group, Inc.	14,000	62,169
GungHo Online Entertainment, Inc.†	7,700	16,405
Hachijuni Bank, Ltd.	7,000	40,607
Hakuhodo DY Holdings, Inc.	4,000	49,283
Hamamatsu Photonics KK	24,500	644,599
Hankyu Hanshin Holdings, Inc.	4,600	147,594
Hikari Tsushin, Inc.	500	46,588
Hino Motors, Ltd.	4,900	49,891
Hirose Electric Co., Ltd.	600	74,387
Hiroshima Bank, Ltd.	10,000	46,717
Hisamitsu Pharmaceutical Co., Inc.	1,200	60,064
Hitachi Chemical Co., Ltd.	1,900	47,518
Hitachi Construction Machinery Co., Ltd.	2,300	49,808
Hitachi High-Technologies Corp.	1,000	40,342
Hitachi Metals, Ltd.	4,100	55,567
Hitachi, Ltd.	91,000	492,081
Hokuriku Electric Power Co.	3,100	34,747
Honda Motor Co., Ltd.	109,100	3,187,820
Hoshizaki Corp.	900	71,230
Hoya Corp.	7,600	319,346
Hulic Co., Ltd.	5,600	49,783
Idemitsu Kosan Co., Ltd.	1,600	42,507
IHI Corp.†	26,000	67,628
Iida Group Holdings Co., Ltd.	3,000	56,907
Inpex Corp.	18,300	183,352
Invincible Investment Corp.	3,938	1,775,680
Isetan Mitsukoshi Holdings, Ltd.	6,400	68,997
Isuzu Motors, Ltd.	149,800	1,898,214
ITOCHU Corp.	28,100	373,144
Iyo Bank, Ltd.	4,600	31,723
J. Front Retailing Co., Ltd.	4,200	56,599
Japan Airlines Co., Ltd.	2,300	67,204
Japan Airport Terminal Co., Ltd.	700	25,305
Japan Exchange Group, Inc.	10,000	142,888
Japan Post Bank Co., Ltd.	7,800	93,633
Japan Post Holdings Co., Ltd.	8,700	108,606
Japan Prime Realty Investment Corp.	15	59,102
Japan Real Estate Investment Corp.	24	130,806
Japan Retail Fund Investment Corp.	46	93,122
Japan Tobacco, Inc.	20,600	677,531
JFE Holdings, Inc.	9,500	144,684
JGC Corp.	3,000	54,520
JSR Corp.	3,400	53,615
JTEKT Corp.	3,900	62,400
JX Holdings, Inc.	39,900	168,886
Kajima Corp.	17,000	117,673
Kakaku.com, Inc.	39,600	655,285
Kamigumi Co., Ltd.	5,000	47,658
Kaneka Corp.	6,000	48,873
Kansai Electric Power Co., Inc.†	13,600	148,713
Kansai Paint Co., Ltd.	4,000	73,686
Kao Corp.	9,400	445,650
Kawasaki Heavy Industries, Ltd.	27,000	84,783
KDDI Corp.	35,500	898,928
Keihan Holdings Co., Ltd.	10,000	65,711
Keikyu Corp.	8,000	92,749
Keio Corp.	10,000	82,225
Keisei Electric Railway Co., Ltd.	3,000	72,821
Kenedix Retail REIT Corp	1,566	3,569,475
Keyence Corp.	6,400	4,391,701
Kikkoman Corp.	2,000	64,000
Kintetsu Group Holdings Co., Ltd.	34,000	129,745
Kirin Holdings Co., Ltd.	97,900	1,592,786
Kobe Steel, Ltd.†	5,900	56,388
Koito Manufacturing Co., Ltd.	11,300	598,477
Komatsu, Ltd.	17,600	398,682
Konami Holdings Corp.	1,800	72,693
Konica Minolta, Inc.	8,700	86,423
Kose Corp.	740	61,479
Kubota Corp.	19,000	271,243
Kuraray Co., Ltd.	6,500	97,660
Kurita Water Industries, Ltd.	1,800	39,642
Kyocera Corp.	6,100	303,343
Kyowa Hakko Kirin Co., Ltd.	4,000	55,307
Kyushu Electric Power Co., Inc.	8,200	88,963
Kyushu Financial Group, Inc.	6,600	44,781
Lawson, Inc.	1,300	91,320
LIXIL Group Corp.	5,000	113,540
M3, Inc.	3,700	93,232
Mabuchi Motor Co., Ltd.	800	41,754
Makita Corp.	2,100	140,689
Marubeni Corp.	31,000	175,802
Marui Group Co., Ltd.	3,900	56,961
Maruichi Steel Tube, Ltd.	1,000	32,556
Mazda Motor Corp.	10,700	175,045
McDonald’s Holdings Co. Japan, Ltd.	1,200	31,418
Mebuki Financial Group, Inc.	14,000	51,867
Medipal Holdings Corp.	3,100	48,884
MEIJI Holdings Co., Ltd.	2,100	164,586
Minebea Co., Ltd.	6,000	56,265
Miraca Holdings, Inc.	21,900	983,743
Mitsubishi Chemical Holdings Corp.	26,100	169,273
Mitsubishi Corp.	97,200	2,070,828
Mitsubishi Electric Corp.	280,800	3,914,983
Mitsubishi Estate Co., Ltd.	24,000	477,947
Mitsubishi Gas Chemical Co., Inc.	3,000	51,209
Mitsubishi Heavy Industries, Ltd.	60,000	273,420
Mitsubishi Logistics Corp.	2,000	28,287
Mitsubishi Materials Corp.	2,000	61,433
Mitsubishi Motors Corp.	12,400	70,660
Mitsubishi Tanabe Pharma Corp.	4,300	84,363
Mitsubishi UFJ Financial Group, Inc.	1,029,400	6,343,306
Mitsubishi UFJ Lease & Finance Co., Ltd.	189,900	981,387
Mitsui & Co., Ltd.	32,100	441,366
Mitsui Chemicals, Inc.	17,000	76,364
Mitsui Fudosan Co., Ltd.	52,000	1,203,508
Mitsui OSK Lines, Ltd.	20,000	55,444
Mixi, Inc.	700	25,574
Mizuho Financial Group, Inc.	445,200	799,170
MS&AD Insurance Group Holdings, Inc.	9,600	297,672
Murata Manufacturing Co., Ltd.	3,600	482,053
Nabtesco Corp.	2,100	48,855
Nagoya Railroad Co., Ltd.	16,000	77,348

5

NEC Corp.	49,000	129,968
Nexon Co., Ltd.	3,200	46,381
NGK Insulators, Ltd.	5,000	96,984
NGK Spark Plug Co., Ltd.	3,400	75,578
NH Foods, Ltd.	4,000	107,979
NHK Spring Co., Ltd.	3,800	36,220
Nidec Corp.	4,400	379,671
Nihon M&A Center, Inc.	70,800	1,968,770
Nikon Corp.	6,500	101,052
Nintendo Co., Ltd.	6,300	1,322,798
Nippon Building Fund, Inc.	26	143,932
Nippon Electric Glass Co., Ltd.	8,000	43,260
Nippon Express Co., Ltd.	15,000	80,727
Nippon Paint Holdings Co., Ltd.	3,000	81,754
Nippon Prologis REIT, Inc.	28	57,234
Nippon Steel & Sumitomo Metal Corp.	15,100	336,819
Nippon Telegraph & Telephone Corp.	306,100	12,864,712
Nippon Yusen KK	196,000	363,910
Nissan Motor Co., Ltd.	47,200	474,726
Nisshin Seifun Group, Inc.	3,900	58,529
Nissin Foods Holdings Co., Ltd.	1,200	63,042
Nitori Holdings Co., Ltd.	1,500	171,465
Nitto Denko Corp.	3,100	237,894
NOK Corp.	1,800	36,439
Nomura Holdings, Inc.	68,900	406,237
Nomura Real Estate Holdings, Inc.	2,600	44,225
Nomura Real Estate Master Fund, Inc.	67	101,353
Nomura Research Institute, Ltd.	2,640	80,414
NSK, Ltd.	9,000	104,265
NTT Data Corp.	2,400	116,021
NTT DOCOMO, Inc.	27,000	615,196
NTT Urban Development Corp.	2,400	21,130
Obayashi Corp.	12,000	114,687
OBIC Co., Ltd.	1,300	56,839
Odakyu Electric Railway Co., Ltd.	6,000	118,742
Oji Holdings Corp.	15,000	61,091
Olympus Corp.	5,400	186,661
Omron Corp.	32,400	1,243,328
Ono Pharmaceutical Co., Ltd.	7,700	168,362
Oracle Corp. Japan	800	40,317
Oriental Land Co., Ltd.	4,000	226,088
ORIX Corp.	25,100	391,721
Osaka Gas Co., Ltd.	35,000	134,640
Otsuka Corp.	65,300	3,050,593
Otsuka Holdings Co., Ltd.	7,300	318,108
Panasonic Corp.	187,300	1,906,253
Park24 Co., Ltd.	1,700	46,109
Pola Orbis Holdings, Inc.	9,636	795,614
Rakuten, Inc.†	18,000	176,419
Recruit Holdings Co., Ltd.	27,200	1,091,491
Resona Holdings, Inc.	42,800	219,539
Ricoh Co., Ltd.	12,600	106,514
Rinnai Corp.	600	48,411
Rohm Co., Ltd.	1,800	103,649
Ryohin Keikaku Co., Ltd.	420	82,329
Sankyo Co., Ltd.	800	25,840
Santen Pharmaceutical Co., Ltd.	7,100	86,871
SBI Holdings, Inc.	4,200	53,437
Secom Co., Ltd.	3,900	285,238
Sega Sammy Holdings, Inc.	3,600	53,565
Seibu Holdings, Inc.	299,288	5,367,338
Seiko Epson Corp.	5,400	114,353
Sekisui Chemical Co., Ltd.	7,800	124,400
Sekisui House, Ltd.	11,500	191,429
Seven & i Holdings Co., Ltd.	57,600	2,194,591
Seven Bank, Ltd.	11,500	32,963
Shikoku Electric Power Co., Inc.†	3,400	34,444
Shimadzu Corp.	4,000	63,726
Shimamura Co., Ltd.	400	49,934
Shimano, Inc.	1,300	203,996
Shimizu Corp.	10,000	91,465
Shin-Etsu Chemical Co., Ltd.	7,300	566,324
Shinsei Bank, Ltd.	35,000	58,695
Shionogi & Co., Ltd.	5,600	268,273
Shiseido Co., Ltd.	6,900	174,662
Shizuoka Bank, Ltd.	10,000	84,021
Showa Shell Sekiyu KK	3,600	33,482
SMC Corp.	4,100	978,913
SoftBank Group Corp.	34,100	2,265,553
Sohgo Security Services Co., Ltd.	1,300	49,998
Sompo Holdings, Inc.	6,600	223,624
Sony Corp.	224,700	6,296,406
Sony Financial Holdings, Inc.	3,200	49,941
Stanley Electric Co., Ltd.	2,700	73,810
Start Today Co., Ltd.	3,330	57,525
Sumitomo Chemical Co., Ltd.	28,000	133,202
Sumitomo Corp.	203,700	2,397,342
Sumitomo Dainippon Pharma Co., Ltd.	3,000	51,594
Sumitomo Electric Industries, Ltd.	14,100	203,462
Sumitomo Heavy Industries, Ltd.	9,000	57,985
Sumitomo Metal Mining Co., Ltd.	9,000	116,047
Sumitomo Mitsui Financial Group, Inc.	25,200	961,643
Sumitomo Mitsui Trust Holdings, Inc.	54,100	1,936,259
Sumitomo Realty & Development Co., Ltd.	6,000	159,452
Sumitomo Rubber Industries, Ltd.	46,400	736,842
Sundrug Co., Ltd.	698	48,315
Suntory Beverage & Food, Ltd.	2,600	108,004
Suruga Bank, Ltd.	3,000	66,969
Suzuken Co., Ltd.	1,400	45,758
Suzuki Motor Corp.	51,700	1,819,840
Sysmex Corp.	2,900	167,983
T&D Holdings, Inc.	11,100	146,781
Taiheiyo Cement Corp.	21,000	66,481
Taisei Corp.	19,000	132,980
Taisho Pharmaceutical Holdings Co., Ltd.	600	49,797
Taiyo Nippon Sanso Corp.	3,000	34,755
Takashimaya Co., Ltd.	5,000	41,241
Takeda Pharmaceutical Co., Ltd.	38,500	1,592,706
TDK Corp.	2,300	158,220
Teijin, Ltd.	3,400	68,916
Terumo Corp.	6,400	236,287
THK Co., Ltd.	66,900	1,480,243
Tobu Railway Co., Ltd.	18,000	89,326

6

Toho Co., Ltd.	2,000	56,556
Toho Gas Co., Ltd.	7,000	56,958
Tohoku Electric Power Co., Inc.	8,600	108,682
Tokio Marine Holdings, Inc.	72,900	2,991,473
Tokyo Electric Power Co. Holdings, Inc.†	28,400	114,693
Tokyo Electron, Ltd.	19,500	1,842,802
Tokyo Gas Co., Ltd.	38,000	171,963
Tokyo Tatemono Co., Ltd.	3,500	46,806
Tokyu Corp.	20,000	146,995
Tokyu Fudosan Holdings Corp.	9,300	54,905
TonenGeneral Sekiyu KK	7,000	73,788
Toppan Printing Co., Ltd.	9,000	85,938
Toray Industries, Inc.	27,000	218,587
Toshiba Corp.†	77,000	186,513
Tosoh Corp.	41,000	290,113
TOTO, Ltd.	2,700	106,845
Toyo Seikan Group Holdings, Ltd.	3,000	56,009
Toyo Suisan Kaisha, Ltd.	1,600	57,976
Toyoda Gosei Co., Ltd.	1,200	28,071
Toyota Industries Corp.	3,000	142,973
Toyota Motor Corp.	91,100	5,361,162
Toyota Tsusho Corp.	4,100	106,819
Trend Micro, Inc.†	2,200	78,212
Tsuruha Holdings, Inc.	687	65,247
Unicharm Corp.	7,500	164,118
United Urban Investment Corp.	48	73,063
USS Co., Ltd.	4,100	65,319
West Japan Railway Co.	3,000	184,120
Yahoo Japan Corp.	408,100	1,567,802
Yakult Honsha Co., Ltd.	1,600	74,199
Yamada Denki Co., Ltd.	12,900	69,536
Yamaguchi Financial Group, Inc.	3,000	32,676
Yamaha Corp.	3,100	94,691
Yamaha Motor Co., Ltd.	5,200	114,522
Yamato Holdings Co., Ltd.	6,600	134,202
Yamazaki Baking Co., Ltd.	2,000	38,640
Yaskawa Electric Corp.	4,600	71,553
Yokogawa Electric Corp.	4,000	57,942
Yokohama Rubber Co., Ltd.	2,000	35,867
		149,003,390
Jersey — 2.0%
Experian PLC	18,016	349,474
Glencore PLC†	232,791	795,694
Kennedy Wilson Europe Real Estate PLC	295,322	3,490,326
Petrofac, Ltd.	5,028	53,848
Randgold Resources, Ltd.	1,706	134,874
Shire PLC	46,304	2,672,926
Shire PLC ADR	8,500	1,448,230
Wolseley PLC	4,786	292,672
WPP PLC	219,027	4,901,907
		14,139,951
Luxembourg — 0.7%
ArcelorMittal†	34,534	255,047
Millicom International Cellular SA SDR	1,275	54,482
RTL Group SA	730	53,583
Samsonite International SA	1,457,900	4,164,354
SES SA FDR	6,803	149,848
Tenaris SA	9,185	164,076
		4,841,390
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	135,000	40,086
Mexico — 0.1%
America Movil SAB de CV, Series L ADR	59,800	751,686
Netherlands — 3.4%
ABN AMRO Group NV CVA*	4,404	97,585
Aegon NV	35,142	193,396
AerCap Holdings NV†	3,199	133,110
Airbus Group SE	11,067	732,066
Akzo Nobel NV	4,653	290,891
Altice NV, Class A†	7,008	138,909
Altice NV, Class B†	1,687	33,616
ASML Holding NV (Euronext Amsterdam)	17,589	1,974,632
ASML Holding NV (NASDAQ)	16,691	1,872,730
Boskalis Westminster NV	1,668	57,925
CNH Industrial NV	17,898	155,715
Exor NV	1,918	82,738
Ferrari NV	2,305	134,178
Fiat Chrysler Automobiles NV†	17,474	159,384
Gemalto NV	1,534	88,683
Heineken Holding NV	1,970	137,156
Heineken NV	4,342	325,702
ING Groep NV	721,932	10,160,425
Koninklijke Ahold Delhaize NV	24,445	515,413
Koninklijke DSM NV	3,327	199,484
Koninklijke KPN NV	64,341	190,588
Koninklijke Philips NV	94,344	2,880,026
Koninklijke Vopak NV	1,364	64,432
Mobileye NV†	3,302	125,872
NN Group NV	5,908	200,223
NXP Semiconductors NV†	5,528	541,799
OCI NV†	1,630	28,448
QIAGEN NV†	4,193	117,759
Randstad Holding NV	2,238	121,396
RELX NV	18,930	318,628
STMicroelectronics NV	12,402	140,667
Unilever NV CVA	30,673	1,262,943
Wolters Kluwer NV	5,690	206,161
		23,682,680
New Zealand — 0.1%
Auckland International Airport, Ltd.	17,770	77,155
Contact Energy, Ltd.	13,797	44,665
Fletcher Building, Ltd.	13,369	98,447
Mercury NZ, Ltd.	13,436	27,629
Meridian Energy, Ltd.	24,555	44,352
Ryman Healthcare, Ltd.	7,481	42,148

7

Spark New Zealand, Ltd.	36,182	85,712
		420,108
Norway — 1.0%
DNB ASA	217,340	3,231,653
Gjensidige Forsikring ASA	3,836	60,858
Marine Harvest ASA	7,218	130,145
Norsk Hydro ASA	26,193	125,272
Orkla ASA	15,906	144,042
Schibsted ASA, Class A	1,446	33,172
Schibsted ASA, Class B	1,689	35,793
Statoil ASA	95,830	1,757,829
Storebrand ASA†	224,973	1,196,334
Telenor ASA	14,068	210,156
Yara International ASA	3,496	137,648
		7,062,902
Papua New Guinea — 0.0%
Oil Search, Ltd.	26,044	134,758
Portugal — 0.1%
Banco Espirito Santo SA†(2)	59,101	3,733
EDP - Energias de Portugal SA	45,029	137,175
Galp Energia SGPS SA	8,703	129,998
Jeronimo Martins SGPS SA	4,878	75,687
		346,593
Singapore — 1.3%
Ascendas Real Estate Investment Trust	39,000	61,133
Broadcom, Ltd.	11,900	2,103,563
CapitaLand Commercial Trust, Ltd.	40,000	40,880
CapitaLand Mall Trust	46,000	59,876
CapitaLand, Ltd.	49,000	102,185
City Developments, Ltd.	7,000	40,023
ComfortDelGro Corp., Ltd.	38,000	64,814
DBS Group Holdings, Ltd.	191,600	2,294,199
Global Logistic Properties, Ltd.	50,000	75,959
Hutchison Port Holdings Trust	108,000	46,980
Jardine Cycle & Carriage, Ltd.	2,000	56,942
Keppel Corp., Ltd.	28,500	113,949
Oversea-Chinese Banking Corp., Ltd.	57,000	351,096
Sembcorp Industries, Ltd.	134,900	265,487
Sembcorp Marine, Ltd.	16,000	15,247
Singapore Airlines, Ltd.	9,900	66,107
Singapore Exchange, Ltd.	16,000	79,108
Singapore Press Holdings, Ltd.	28,000	68,253
Singapore Technologies Engineering, Ltd.	28,000	62,452
Singapore Telecommunications, Ltd.	150,600	377,501
StarHub, Ltd.	10,000	19,404
Suntec Real Estate Investment Trust	47,000	53,551
United Overseas Bank, Ltd.	101,800	1,434,050
UOL Group, Ltd.	9,000	37,227
Wilmar International, Ltd.	479,200	1,187,949
Yangzijiang Shipbuilding Holdings, Ltd.	39,000	21,949
		9,099,884
South Korea — 0.5%
KT Corp.	36,760	894,804
NAVER Corp.	861	552,471
Samsung Electronics Co., Ltd.	1,115	1,663,545
		3,110,820
Spain — 1.7%
Abertis Infraestructuras SA	9,798	137,123
ACS Actividades de Construccion y Servicios SA	3,420	108,074
Aena SA*	1,307	178,374
Amadeus IT Group SA	8,339	378,948
Banco Bilbao Vizcaya Argentaria SA	121,181	818,178
Banco de Sabadell SA	99,880	139,099
Banco Popular Espanol SA	62,504	60,400
Banco Santander SA	271,516	1,417,339
Bankia SA	89,522	91,503
Bankinter SA	13,057	101,159
CaixaBank SA	50,446	166,740
Distribuidora Internacional de Alimentacion SA	11,994	58,898
Enagas SA	4,207	106,838
Endesa SA	6,081	128,823
Ferrovial SA	9,042	161,760
Gas Natural SDG SA	6,781	127,842
Grifols SA	5,808	115,428
Iberdrola SA	102,593	673,238
Industria de Diseno Textil SA	116,394	3,973,395
International Consolidated Airlines Group SA	15,906	85,877
Mapfre SA	18,071	55,165
Red Electrica Corp. SA	8,376	158,045
Repsol SA	20,301	286,783
Telefonica SA	216,574	2,010,755
Zardoya Otis SA	3,294	27,843
		11,567,627
Sweden — 2.5%
Alfa Laval AB	5,512	91,235
ASSA ABLOY AB, Class B	18,783	348,628
Atlas Copco AB, Class A	12,631	384,728
Atlas Copco AB, Class B	7,576	206,726
Boliden AB	5,308	138,605
Electrolux AB, Series B	4,694	116,595
Elekta AB, Series B	67,856	600,311
Getinge AB, Class B	3,904	62,606
Hennes & Mauritz AB, Class B	18,035	501,621
Hexagon AB, Class B	114,479	4,090,062
Husqvarna AB, Class B	7,943	61,770
ICA Gruppen AB	1,502	45,815
Industrivarden AB, Class C	3,192	59,491
Investor AB, Class B	8,582	320,744
Kinnevik AB, Class B	4,577	109,670
Lundin Petroleum AB†	3,516	76,452
Nordea Bank AB	243,425	2,706,622
Sandvik AB	20,732	256,459
Securitas AB, Class B	6,016	94,691
Skandinaviska Enskilda Banken AB, Class A	28,413	297,989
Skanska AB, Class B	6,394	150,961
SKF AB, Class B	7,651	140,749

8

Svenska Cellulosa AB SCA, Class B	11,464	323,764
Svenska Handelsbanken AB, Class A	201,858	2,804,999
Swedbank AB, Class A	71,662	1,732,832
Swedish Match AB	3,648	116,040
Tele2 AB, Class B	6,095	48,871
Telefonaktiebolaget LM Ericsson, Class B	185,281	1,088,022
Telia Co AB	49,159	198,080
Volvo AB, Class B	28,973	338,367
		17,513,505
Switzerland — 8.5%
ABB, Ltd.	446,499	9,418,441
Actelion, Ltd.	13,532	2,930,184
Adecco Group AG	3,147	205,978
Aryzta AG	1,694	74,611
Baloise Holding AG	925	116,545
Barry Callebaut AG	43	52,615
Chocoladefabriken Lindt & Spruengli AG	2	121,575
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	18	93,244
Cie Financiere Richemont SA	59,631	3,949,829
Coca-Cola HBC AG	3,412	74,428
Credit Suisse Group AG	34,939	501,285
Dufry AG†	863	107,631
EMS-Chemie Holding AG	160	81,312
Galenica AG	74	83,498
GAM Holding AG	66,224	767,400
Geberit AG	10,334	4,142,531
Givaudan SA	173	317,017
Julius Baer Group, Ltd.	4,189	186,064
Kuehne & Nagel International AG	1,047	138,394
LafargeHolcim, Ltd.	8,539	449,884
Lonza Group AG	1,027	177,806
Nestle SA	148,657	10,664,238
Novartis AG	102,824	7,482,332
Pargesa Holding SA	602	39,195
Partners Group Holding AG	326	152,787
Roche Holding AG	30,523	6,972,061
Schindler Holding AG (Participation Certificate)(SIX)	855	150,798
Schindler Holding AG (AQXE)	384	67,086
SGS SA	1,736	3,532,350
Sika AG	40	192,163
Sonova Holding AG	4,129	500,362
Swatch Group AG (TRQX)	978	59,786
Swatch Group AG (XEGT)	580	180,385
Swiss Life Holding AG	621	175,756
Swiss Prime Site AG	1,226	100,351
Swiss Re AG	6,271	594,276
Swisscom AG	498	223,056
Syngenta AG	1,745	689,740
UBS Group AG	147,737	2,314,058
Zurich Insurance Group AG	2,827	778,445
		58,859,497
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	978,000	5,507,679
United Kingdom — 17.8%
3i Group PLC	18,973	164,611
Aberdeen Asset Management PLC	17,950	56,919
Admiral Group PLC	3,804	85,651
Aggreko PLC	5,006	56,635
Anglo American PLC†	26,387	377,224
Antofagasta PLC	85,883	714,435
Ashtead Group PLC	9,762	190,085
Associated British Foods PLC	92,854	3,141,193
AstraZeneca PLC	23,776	1,300,256
Auto Trader Group PLC*	491,501	2,477,418
Aviva PLC	399,538	2,394,988
Babcock International Group PLC	4,789	56,246
BAE Systems PLC	59,568	434,230
Barclays PLC	316,182	870,701
Barclays PLC ADR	60,200	662,200
Barratt Developments PLC	19,118	108,946
Berkeley Group Holdings PLC	2,444	84,576
BHP Billiton PLC	120,537	1,940,803
BP PLC	348,304	2,187,457
British American Tobacco PLC	120,513	6,863,861
British Land Co. PLC	18,885	146,509
BT Group PLC	159,228	719,977
Bunzl PLC	6,446	167,540
Burberry Group PLC	91,812	1,693,842
Capita PLC	12,855	84,124
Carnival PLC	3,567	181,334
Centrica PLC	101,780	293,640
Close Brothers Group PLC	15,537	276,686
Cobham PLC	31,679	63,910
Compass Group PLC	140,534	2,599,643
Croda International PLC	2,560	100,832
Diageo PLC	304,895	7,928,378
Direct Line Insurance Group PLC	381,806	1,738,166
Dixons Carphone PLC	18,998	83,023
easyJet PLC	3,090	38,272
Fresnillo PLC	4,342	65,337
G4S PLC	30,240	87,579
GKN PLC	327,361	1,338,209
GlaxoSmithKline PLC	91,632	1,763,924
GlaxoSmithKline PLC ADR	42,200	1,625,122
Great Portland Estates PLC	56,165	462,721
Hammerson PLC	15,439	109,025
Hargreaves Lansdown PLC	4,592	68,646
Hikma Pharmaceuticals PLC	2,710	63,222
HSBC Holdings PLC	370,001	2,995,393
IMI PLC	5,325	68,250
Imperial Brands PLC	18,013	786,407
Indivior PLC	622,327	2,271,723
Informa PLC	14,477	121,322
Inmarsat PLC	8,225	76,176
InterContinental Hotels Group PLC	3,512	157,459
Intertek Group PLC	3,157	135,435

9

Intu Properties PLC	17,777	61,628
Investec PLC	10,771	71,150
ITV PLC	68,037	173,064
J Sainsbury PLC	24,324	74,732
Johnson Matthey PLC	3,611	141,605
Kingfisher PLC	483,247	2,086,224
Land Securities Group PLC	15,288	200,844
Legal & General Group PLC	113,015	344,856
Liberty Global PLC, Class A†	89,370	2,733,828
Lloyds Banking Group PLC	3,086,959	2,378,110
London Stock Exchange Group PLC	6,025	216,371
Marks & Spencer Group PLC	166,472	718,060
Mediclinic International PLC	6,907	65,629
Meggitt PLC	249,346	1,409,250
Merlin Entertainments PLC*	673,806	3,725,167
Mondi PLC	7,072	145,201
National Grid PLC	226,055	2,651,064
Nex Group PLC	6,060	34,690
Next PLC	2,700	165,808
Old Mutual PLC	92,661	236,727
Pearson PLC	15,879	160,174
Persimmon PLC	74,872	1,638,755
Provident Financial PLC	2,777	97,503
Prudential PLC	285,172	5,719,782
Reckitt Benckiser Group PLC	96,056	8,151,605
RELX PLC	20,869	372,668
Rio Tinto PLC	23,266	905,637
Rolls-Royce Holdings PLC	35,317	290,745
Rolls-Royce Holdings PLC, Class C† (Preference Shares)	4,132,089	5,092
Royal Bank of Scotland Group PLC†	66,099	182,960
Royal Dutch Shell PLC, Class A (TRQX)	79,143	2,187,241
Royal Dutch Shell PLC, Class A (CHIX)	243,835	6,669,648
Royal Dutch Shell PLC, Class B	70,464	2,044,209
Royal Dutch Shell PLC, Class B ADR	46,400	2,689,808
Royal Mail PLC	17,054	97,121
RSA Insurance Group PLC	232,739	1,680,809
Sage Group PLC	20,782	167,757
Schroders PLC	2,447	90,410
Segro PLC	14,257	80,490
Severn Trent PLC	4,625	126,651
Sky PLC	186,121	2,273,111
Smith & Nephew PLC	16,887	254,109
Smiths Group PLC	7,731	134,912
SSE PLC	67,567	1,293,176
St James’s Place PLC	10,025	125,278
Standard Chartered PLC†	172,432	1,410,184
Standard Life PLC	38,010	174,258
Tate & Lyle PLC	9,174	79,990
Taylor Wimpey PLC	62,667	118,549
Tesco PLC†	153,108	390,306
Travis Perkins PLC	4,804	85,965
Tullett Prebon PLC	4,952	26,444
Unilever PLC	128,513	5,214,642
United Utilities Group PLC	13,189	146,450
Vodafone Group PLC	1,880,011	4,630,375
Vodafone Group PLC ADR	106,300	2,596,909
Weir Group PLC	4,145	96,547
Whitbread PLC	3,526	164,084
William Hill PLC	16,880	60,370
WM Morrison Supermarkets PLC	40,410	114,891
Worldpay Group PLC*	26,209	87,178
		122,951,062
United States — 0.1%
Autoliv, Inc. SDR	9,159	1,033,461
Total Common Stocks (cost $687,966,006)		678,004,028
RIGHTS — 0.0%
Spain — 0.0%
Repsol SA† Expires 01/12/2017 (Strike price EUR 0.34) (cost$7,102)	20,301	7,522
Total Long-Term Investment Securities (cost $687,973,108)		678,011,550
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund 0.42%(3)	444,992	444,992
T. Rowe Price Government Reserve Investment Fund 0.43%(3)	1,034	1,034
Total Short-Term Investment Securities (cost $446,026)		446,026
REPURCHASE AGREEMENTS — 0.7%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/30/2016, to be repurchased 01/03/2017 in the amount of $4,361,005 collateralized by $4,215,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $4,451,904	$4,361,000	4,361,000
State Street Bank and Trust Co. Joint Repurchase Agreement(4)	902,000	902,000
Total Repurchase Agreements (cost $5,263,000)		5,263,000
TOTAL INVESTMENTS (cost $693,682,134)(5)	99.0%	683,720,576
Other assets less liabilities	1.0	6,585,262
NET ASSETS	100.0%	$690,305,838

†                 Non-income producing security

10

*                      Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2016, the aggregate value of these securities was $7,746,503 representing 1.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)              Illiquid security.  At December 31, 2016, the aggregate value of these securities was $5,824 representing 0.0% of net assets.

(2)              Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).

(3)              The rate shown is the 7-day yield as of December 31, 2016.

(4)              See Note 2 for details of Joint Repurchase Agreements.

(5)              See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

AQXE — Equis Exchange

CDI — Chess Depositary Interest

CHIX — Chi X Europe Exchange

CVA — Certification Van Aandelen (Dutch Cert.)

EUR — Euro Currency

Euronext — Euro Stock Exchange

FDR — Fiduciary Depositary Receipt

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

SIX — Swiss Stock Exchange

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2016	Unrealized Appreciation (Depreciation)
87	Long	E-Mini MSCI EAFE Index	March 2017	$7,390,794	$7,288,860	$(101,934)

Industry Allocation*

Medical-Drugs	8.2%
Banks-Commercial	7.9
Oil Companies-Integrated	4.4
Telephone-Integrated	4.3
Diversified Banking Institutions	4.0
Insurance-Life/Health	3.5
Food-Misc./Diversified	2.6
Auto-Cars/Light Trucks	2.5
Machinery-Electrical	2.3
Insurance-Multi-line	2.0
Cosmetics & Toiletries	1.8
Real Estate Investment Trusts	1.5
Metal-Diversified	1.5
Chemicals-Specialty	1.5
Soap & Cleaning Preparation	1.3
Cellular Telecom	1.3
Beverages-Wine/Spirits	1.3
Transport-Rail	1.2
Chemicals-Diversified	1.2
Tobacco	1.2
Audio/Video Products	1.2
Real Estate Operations & Development	1.1
Insurance-Property/Casualty	1.1
Electric-Integrated	1.0
E-Commerce/Services	0.9
Semiconductor Components-Integrated Circuits	0.9
Retail-Apparel/Shoe	0.9
Semiconductor Equipment	0.9
Electronic Components-Misc.	0.9
Import/Export	0.9
Airlines	0.8
E-Commerce/Products	0.8
Machinery-General Industrial	0.8
Building & Construction Products-Misc.	0.8
Industrial Gases	0.8
Optical Supplies	0.8
Food-Retail	0.8
Cable/Satellite TV	0.7
Repurchase Agreements	0.7
Diversified Manufacturing Operations	0.7
Advertising Agencies	0.7
Commercial Services	0.7
Internet Application Software	0.7
Retail-Jewelry	0.7
Electronic Measurement Instruments	0.7
Electronic Components-Semiconductors	0.7
Resorts/Theme Parks	0.7
Auto/Truck Parts & Equipment-Original	0.6
Water	0.6
Building-Heavy Construction	0.6
Consumer Products-Misc.	0.6
Brewery	0.6
Dialysis Centers	0.6
Diversified Minerals	0.6
Gas-Distribution	0.6
Industrial Automated/Robotic	0.5
Computers-Integrated Systems	0.5
Diversified Operations	0.5
Apparel Manufacturers	0.5
Finance-Investment Banker/Broker	0.5
Insurance-Reinsurance	0.4
Web Portals/ISP	0.4
Food-Catering	0.4
Building-Residential/Commercial	0.4
Aerospace/Defense	0.4
Electronics-Military	0.4
Oil Companies-Exploration & Production	0.4
Auto-Heavy Duty Trucks	0.4
Electric Products-Misc.	0.4
Rubber-Tires	0.4
Retail-Major Department Stores	0.3
Oil-U.S. Royalty Trusts	0.3
Internet Gambling	0.3
Retail-Building Products	0.3
Consulting Services	0.3
Computer Services	0.3
Transport-Marine	0.3
Wireless Equipment	0.3
Finance-Leasing Companies	0.3
Real Estate Management/Services	0.3
Oil Refining & Marketing	0.2
Machine Tools & Related Products	0.2
Paper & Related Products	0.2
Enterprise Software/Service	0.2
Medical-Biomedical/Gene	0.2
Human Resources	0.2
Toys	0.2
Building Products-Cement	0.2
Medical Products	0.2
Satellite Telecom	0.2
Networking Products	0.2
Finance-Credit Card	0.2
Steel-Producers	0.2
Machinery-Construction & Mining	0.2
Textile-Apparel	0.2
Medical Labs & Testing Services	0.2
Transport-Services	0.1
Investment Management/Advisor Services	0.1
Medical Instruments	0.1
Finance-Other Services	0.1
Aerospace/Defense-Equipment	0.1
Agricultural Chemicals	0.1
Electric-Generation	0.1
Telecom Services	0.1
Internet Content-Information/News	0.1
E-Marketing/Info	0.1
Engineering/R&D Services	0.1
Office Automation & Equipment	0.1
Multimedia	0.1
Power Converter/Supply Equipment	0.1
Metal-Copper	0.1
Athletic Footwear	0.1
Medical-Generic Drugs	0.1
Instruments-Scientific	0.1
Public Thoroughfares	0.1
Internet Content-Entertainment	0.1
Security Services	0.1
Photo Equipment & Supplies	0.1
Machinery-Farming	0.1
Airport Development/Maintenance	0.1
Building Products-Air & Heating	0.1
Registered Investment Companies	0.1
Transactional Software	0.1
Commercial Services-Finance	0.1
Electronic Security Devices	0.1
Computer Data Security	0.1
Shipbuilding	0.1
Energy-Alternate Sources	0.1
Diversified Operations/Commercial Services	0.1
Publishing-Periodicals	0.1
Containers-Paper/Plastic	0.1
Gas-Transportation	0.1
99.0%

* Calculated as a percentage of net assets

11

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 1):

Investments at Value:*	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Common Stocks:
Australia	$37,596,209	$—	$5,824	$37,602,033
Portugal	342,860	—	3,733	346,593
United Kingdom	122,945,970	5,092	—	122,951,062
Other Countries	517,104,340	—	—	517,104,340
Rights	7,522	—	—	7,522
Short-Term Investment Securities	446,026	—	—	446,026
Repurchase Agreements	—	5,263,000	—	5,263,000
Total Investments at Value	$678,442,927	$5,268,092	$9,557	$683,720,576
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$101,934	$—	$—	$101,934

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

12

SEASONS SERIES TRUST DIVERSIFIED FIXED INCOME PORTFOLIO

Portfolio of Investments — December 31, 2016 — (unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
ASSET BACKED SECURITIES — 11.5%
Diversified Financial Services — 11.5%
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 0.85% due 11/25/2035(1)	$235,085	$217,307
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6a21 1.08% due 01/25/2036(1)	172,253	147,940
Alternative Loan Trust FRS Series 2006-29T1, Class 1A4 0.98% due 10/25/2036(1)	235,226	133,947
Alternative Loan Trust Series 2005-64CB, Class A1 5.50% due 12/25/2035(1)	229,612	191,487
American Express Credit Account Master Trust FRS Series 2014-1, Class A 1.07% due 12/15/2021	145,000	145,264
American Home Mtg. Assets Trust FRS Series 2006-2, Class 2A1 0.77% due 09/25/2046(1)	198,301	149,499
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 1.48% due 10/25/2046(1)	71,492	56,707
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	115,000	116,273
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1L 2.33% due 07/27/2026*(2)	1,190,000	1,191,153
Anchorage Capital CLO, Ltd. FRS Series 2016-9A, Class A 2.46% due 01/15/2029*(2)	841,716	841,695
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.11% due 07/18/2027*(2)	1,500,000	1,504,737
Apidos CLO XVI FRS Series 2013-16A, Class A1 2.14% due 01/19/2025*(2)	795,000	794,993
Apidos CLO, Ltd. FRS Series 2015-20A, Class A1R 2.24% due 01/16/2027*(2)	1,305,000	1,304,348
Ares XXIX CLO, Ltd. FRS Series 2014-1A, Class A1 2.20% due 04/17/2026*(2)	1,215,000	1,217,475
Ares XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.55% due 04/20/2023*(2)	642,191	639,770
Atlas Senior Loan Fund VI, Ltd. FRS Series 2014-6A, Class A 2.22% due 10/15/2026*(2)	1,705,000	1,704,139
Atlas Senior Loan Fund, Ltd. FRS Series 2014-1A, ClassAR 2.45% due 07/16/2026*(2)	542,000	541,727
Atrium XI FRS Series 11-A, Class B 2.86% due 10/23/2025*(2)	1,520,000	1,518,860
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.74% due 12/05/2032*(4)	1,425,000	1,497,325
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class A 2.40% due 04/25/2026*(2)	1,205,000	1,210,027
BA Credit Card Trust Series 2015-A2,Class A 1.36% due 09/15/2020	191,000	190,912
Babson CLO, Ltd. FRS Series 2014-IA, Class A1 2.19% due 07/20/2025*(2)	295,000	294,340
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.75% due 02/10/2051(4)	652,187	661,202
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 0.64% due 01/25/2037(1)	18,690	12,322
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 0.79% due 02/20/2047(1)	473,541	417,269
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(4)	1,155,000	1,168,853
BCAP LLC Trust FRS Series 2006-AA2, Class A1 0.76% due 01/25/2037(1)	26,569	21,900
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12,Class 11A1 3.18% due 02/25/2036(1)	77,894	65,765
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 1.07% due 02/25/2036(1)	73,832	63,316
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 1.09% due 01/25/2036(1)	225,944	198,746
Bear Stearns ALT-A Trust FRS Series 2005-9, Class 11A1 1.11% due 11/25/2035(1)	104,192	95,767
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T26, Class A4 5.47% due 01/12/2045(4)	13,120	13,133
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 0.77% due 10/25/2036(1)	107,713	87,487
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 0.79% due 02/25/2037(1)	239,993	201,513
Benefit Street Partners CLO, Ltd. FRS Series 2016-10A, Class A1 2.59% due 01/15/2029*(2)	680,000	679,660
BlueMountain CLO, Ltd. FRS Series 2014-4A, Class A1R 2.20% due 11/30/2026*(2)	1,774,000	1,773,113
BlueMountain CLO, Ltd. FRS Series 2015-3A, Class A1 2.36% due 10/20/2027*(2)	2,115,000	2,116,461
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A,Class A1 2.36% due 04/27/2027*(2)	1,355,000	1,356,810

CarMax Auto Owner Trust Series 2016-4, ClassA4 1.60% due 06/15/2022	160,000	157,122
Cent CLO, Ltd. FRS Series 2013-20A, Class A 2.19% due 01/25/2026*(2)	1,500,000	1,499,241
Cent CLO, Ltd. FRS Series 2014-21A, Class A1A 2.38% due 07/27/2026*(2)	820,000	820,308
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(4)	400,000	402,554
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	219,000	216,888
Chase Mtg. Finance Trust FRS Series 2005-A1, Class 2A2 3.18% due 12/25/2035(1)	222,640	207,447
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	320,000	303,902
Chase Mtg. Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(1)	90,735	89,962
CHL Mtg. Pass Through Trust FRS Series 2007-HY4, Class 1A1 3.12% due 09/25/2047(1)	303,600	278,868
CHL Mtg. Pass-Through Trust FRS Series 2007-HY1, Class 1A1 3.03% due 04/25/2037(1)	47,959	44,958
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 2.18% due 04/18/2025*(2)	1,285,000	1,288,503
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 2.41% due 05/24/2026*(2)	1,495,000	1,498,050
CIFC Funding, Ltd. FRS Series 2012-1AR, Class A2R 3.00% due 08/14/2024*(2)	1,085,000	1,084,296
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 1.11% due 07/10/2047(4)(5)	4,327,088	256,384
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29,Class XA 1.17% due 04/10/2048(4)(5)	3,689,529	238,400
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031*(4)	100,000	97,486
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(4)	303,000	307,971
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(4)	494,000	503,445
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(4)	1,029,000	1,073,105
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(4)	610,000	642,037
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(4)	615,000	653,871
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.13% due 12/10/2049(4)	282,435	288,055
COLT Mtg. Loan Trust VRS Series 2016-3, Class A1 2.80% due 12/26/2046*(1)	660,000	660,525
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(4)	454,000	462,561
Commercial Mtg. Trust Series 2015-CR24, Class A2 3.02% due 08/10/2048(4)	34,505	35,343
Commercial Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(4)	1,205,000	1,240,291
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(4)	1,135,000	1,174,482
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(4)	605,000	641,973
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(4)	675,000	717,953
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(4)	845,000	914,429
Consumer Credit Origination Loan Trust Series 2015-1, CALW, Class A 2.82% due 03/15/2021*	32,783	32,803
Commercial Mtg. Trust VRS Series 2008-LS1, Class A4B 6.10% due 12/10/2049(4)	621,285	633,363
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 0.85% due 01/25/2036(1)	162,331	133,814
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 0.90% due 11/25/2035(1)	64,370	53,933
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 1.38% due 12/25/2035(1)	154,084	118,864
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	231,741	178,265
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 1.26% due 03/25/2035(1)	79,963	62,515

Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-HYB3, Class 2A2A 2.96% due 06/20/2035(1)	151,238	141,153
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-HYB7, Class 6A1 2.99% due 11/20/2035(1)	45,201	37,838
Credit Acceptance Auto Loan Trust Series 2014-1A, Class A 1.55% due 10/15/2021*	103,825	103,821
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.88% due 06/15/2057(4)(5)	10,255,040	514,881
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A2 2.97% due 04/15/2050(4)	20,600	21,069
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(4)	1,448,000	1,487,262
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(4)	1,443,000	1,504,968
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(4)	372,000	389,712
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 0.74% due 12/25/2036(1)	241,735	195,925
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 0.74% due 03/25/2037(1)	23,660	18,577
Dryden Senior Loan Fund FRS Series 2015-38A, Class A 2.11% due 07/15/2027*(2)	575,000	574,710
Dryden Senior Loan Fund FRS Series 2014-33A, Class AR 2.32% due 10/15/2028*(2)	1,370,000	1,372,570
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 2.03% due 04/18/2026*(2)	1,260,000	1,260,071
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 1.49% due 03/19/2046(1)	539,026	462,330
First Franklin Mtg. Loan Trust FRS Series 2006-FF12, Class A5 1.07% due 09/25/2036(14)	495,000	349,663
Flagship Credit Auto Trust Series 2014-1, Class A 1.21% due 04/15/2019*	20,015	20,009
Flatiron CLO, Ltd. FRS Series 2014-1A, Class A2 2.58% due 07/17/2026*(2)	290,000	288,644
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	168,000	168,844
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	180,000	181,582
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	190,000	189,988
GM Financial Automobile Leasing Trust Series 2014-2A, Class B 1.96% due 03/20/2018*	190,000	190,508
GMACM Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1 3.41% due 04/19/2036(1)	374,342	333,366
GMACM Mtg. Loan Trust FRS Series 2005-AR5, Class 4A1 3.42% due 09/19/2035(1)	57,238	52,285
Green Tree Agency Advance Funding Trust I Series 2015-T2, Class AT2 3.09% due 10/15/2048*	485,000	485,000
GreenPoint Mtg. Funding Trust FRS Series 2007-AR1, Class 3A2 0.92% due 02/25/2037(1)	100,098	89,809
GreenPoint Mtg. Funding Trust FRS Series 2005-AR4, Class 3A1 1.94% due 10/25/2045(1)	232,614	178,780
GS Mtg. Securities Corp. II Series GC30, Class A2 2.73% due 05/10/2050(4)	38,625	39,229
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	1,285,000	1,285,118
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	155,000	178,263
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(4)	1,225,000	1,280,318
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(4)	1,307,000	1,365,375
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 0.81% due 12/25/2046(14)	52,482	32,771
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 0.83% due 12/25/2046(14)	94,563	51,214
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 0.85% due 02/25/2037(14)	483,841	267,300
GSAA Home Equity Trust FRS Series 2006-19, Class A1 0.86% due 12/25/2036(14)	16,517	8,380
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 1.01% due 11/25/2036(14)	126,393	70,504

GSAA Home Equity Trust FRS Series 2006-3, Class A3 1.07% due 03/25/2036(14)	26,931	18,038
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 1.09% due 04/25/2047(14)	216,617	146,982
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036(7)(14)	118,307	61,046
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(14)	384,370	189,577
GSAA Trust FRS Series 2007-6, Class 1A2 0.99% due 05/25/2047(14)	67,780	51,048
GSAA Trust Series 2005-7, Class AF4 5.06% due 05/25/2035(7)(14)	365,000	355,256
GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 1.07% due 01/25/2037(1)	710,717	433,436
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 3.21% due 10/25/2035(1)	157,062	137,031
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.29% due 01/25/2036(1)	16,020	14,886
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A4 3.29% due 01/25/2036(1)	207,306	191,518
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.93% due 01/19/2038(1)	14,231	12,305
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 0.98% due 12/19/2036(1)	303,704	234,444
HarborView Mtg. Loan Trust FRS Series 2004-11, Class 1A 1.44% due 01/19/2035(1)	49,531	32,309
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	79,000	78,866
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 1.04% due 02/25/2036	200,000	178,779
Hudson Yards Mtg. Trust Series 2016-10HY, Class A 2.84% due 08/10/2038*(4)	550,000	529,901
IndyMac Index Mtg. Loan Trust FRS Series 2007-FLX2, Class A1C 0.96% due 04/25/2037(1)	45,264	33,140
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 1.05% due 07/25/2035(1)	7,311	5,872
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR13, Class 1A1 3.09% due 08/25/2035(1)	99,512	79,617
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 3.18% due 04/25/2037(1)	197,126	125,542
IndyMac Index Mtg. Loan Trust FRS Series 2006-AR3, Class 1A1 3.40% due 12/25/2036(1)	377,438	331,410
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(4)	1,000,000	1,015,982
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(4)	1,172,886	1,218,600
JP Morgan Chase Commercial Mtg. Securities Trust Series 2015-JP1, Class A5 3.91% due 01/15/2049(4)	1,786,000	1,882,573
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.73% due 02/12/2049(4)	468,416	471,231
JP Morgan Mtg. Trust FRS Series 2006-A3, Class 3A2 3.10% due 05/25/2036(1)	186,738	166,428
JPMBB Commercial Mtg. Securities Trust VRS Series 2015-C33, Class A4 3.77% due 12/15/2048(4)	535,000	555,918
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(4)	290,000	303,830
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(4)	1,355,000	1,413,843
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(4)	610,000	647,824
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(4)	379,817	382,437
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.12% due 04/15/2041(4)	75,665	78,443
Lehman XS Trust FRS Series 2006-16N, Class A4A 0.95% due 11/25/2046(1)(14)	493,165	405,596
Lehman XS Trust FRS Series 2007-7N, Class 1A2 1.00% due 06/25/2047(1)	31,991	24,290
Lehman XS Trust FRS Series 2005-6, Class 1A1 1.29% due 11/25/2035(14)	66,194	44,193
Lehman XS Trust FRS Series 2007-16N, Class 2A2 1.61% due 09/25/2047(1)	307,176	251,660

Limerock CLO II, Ltd. FRS Series 2014-2A, Class A 2.38% due 04/18/2026*(2)	1,295,000	1,294,703
LSTAR Securities Investment Trust FRS Series 2016-5, Class A1 2.77% due 11/01/2021*(1)	1,291,257	1,276,925
LSTAR Securities Investment, Ltd. FRS Series 2016-3, Class A 2.62% due 09/01/2021*(1)	662,343	654,271
Luminent Mtg. Trust FRS Series 2006-6, Class A1 0.97% due 10/25/2046(1)	123,571	105,509
Luminent Mtg. Trust FRS Series 2005-1, Class A1 1.02% due 11/25/2035(1)	253,019	227,777
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.99% due 10/23/2025*(2)	1,235,000	1,236,510
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 2.38% due 07/20/2026*(2)	1,290,000	1,297,279
Madison Park Funding XIII, Ltd. FRS Series 2014-13A, Class A 2.14% due 01/19/2025*(2)	750,000	751,502
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 2.13% due 07/25/2026*(2)	2,515,000	2,516,036
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2 2.66% due 07/25/2026*(2)	895,000	895,397
Magnetite VIII, Ltd. FRS Series 2014-8A, Class AR 2.18% due 04/15/2026*(2)	745,000	744,863
Magnetite XII, Ltd. FRS Series 2015-12A, Class AR 2.03% due 04/15/2027*(2)	1,775,000	1,774,113
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A4, Class 1A 3.08% due 07/25/2035(1)	299,774	230,545
Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 0.92% due 06/25/2036(14)	26,457	22,798
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.15% due 12/15/2047(4)(5)	2,772,560	154,031
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(4)	500,000	511,246
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(4)	791,000	795,570
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(4)	1,857,000	1,870,804
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(4)	52,000	50,839
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(4)	755,000	782,531
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 0.94% due 11/25/2036(14)	292,816	127,996
Morgan Stanley Mtg. Loan Trust FRS Series 2006-6AR, Class 3A1 3.12% due 05/25/2036(1)	90,987	63,490
Mortgage Repurchase Agreement Financing Trust FRS Series 2016-5, Class A 1.93% due 06/10/2019*(1)(3)	2,027,000	2,027,000
Nationstar HECM Loan Trust Series 2016-1A, Class A 2.98% due 02/25/2026*	532,947	532,142
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 2.35% due 08/04/2025*(2)	1,085,000	1,088,934
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(1)	1,667,103	1,693,982
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(1)	1,485,269	1,536,134
Nomura Asset Acceptance Corp Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 3.91% due 06/25/2036(1)	214,363	160,221
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class A 2.17% due 07/20/2026*(2)	405,000	405,041
Oaktree EIF II Series B1, Ltd. FRS Series BH3-B1A, Class A 2.46% due 02/15/2026*(2)	1,325,000	1,324,748
OCP CLO, Ltd. FRS Series 2015-8A, Class A1 2.21% due 04/17/2027*(2)	1,160,000	1,161,027
Octagon Investment Partners XVI, Ltd. FRS Series 2013-A, Class 1A 1.80% due 07/17/2025*(2)	705,000	703,928
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	2,030,000	2,069,577

OZLM Funding V, Ltd. FRS Series 2013-5A, Class A1 2.18% due 01/17/2026*(2)	2,110,000	2,123,597
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 2.43% due 04/17/2026*(2)	1,265,000	1,269,264
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.34% due 04/30/2027*(2)	2,100,000	2,102,625
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 2.19% due 04/15/2027*(2)	1,565,000	1,568,119
RALI Series Trust FRS Series 2006-QA3, Class A2 1.07% due 04/25/2036(1)	345,281	246,004
RALI Series Trust FRS Series 2007-QH9, Class A1 1.85% due 11/25/2037(1)	91,604	62,790
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(1)	108,665	100,565
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(7)(14)	347,636	171,941
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(7)(14)	163,466	99,509
Residential Asset Securitization Trust FRS Series 2005-A2, Class A2 1.22% due 03/25/2035(1)	114,343	89,826
RFMSI Series Trust VRS Series 2005-SA3, Class 1A 3.28% due 08/25/2035(1)	135,933	100,209
RFMSI Series Trust FRS Series 2007-SA2, Class 2A1 3.55% due 04/25/2037(1)	38,676	32,996
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	162,216	162,361
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 0.86% due 07/25/2036(14)	206,908	100,113
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class A 2.16% due 07/17/2026*(2)	955,000	958,231
Sequoia Mtg. Trust FRS Series 2007-3, Class 2AA1 3.13% due 07/20/2037(1)	30,690	25,419
Shackleton CLO, Ltd. FRS Series 2014-6A, Class A2 2.16% due 07/17/2026*(2)	1,585,000	1,588,890
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 0.76% due 07/25/2037(14)	50,000	34,732
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.83% due 11/25/2036(14)	290,000	207,979
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	238,446	238,533
SPS Servicer Advance Receivables Trust Series 2016-T2, Class AT2 2.75% due 11/15/2049*	1,225,000	1,221,068
SPS Servicer Advance Receivables Trust Series 2015-T3, Class AT3 2.92% due 07/15/2047*	1,385,000	1,386,102
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.49% due 09/25/2034(1)	35,963	31,205
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 0.81% due 02/25/2036(1)	147,579	124,376
Symphony CLO LP FRS Series 2012-BR, Class 8AR 2.63% due 01/09/2023*(2)	1,200,000	1,203,568
Symphony CLO, Ltd. FRS Series 2014-15A, Class A 2.13% due 10/17/2026*(2)	1,150,000	1,150,146
Symphony CLO, Ltd. FRS Series 2014-14A, Class A2 2.36% due 07/14/2026*(2)	1,130,000	1,130,417
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	100,000	100,419
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	99,457
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.83% due 05/25/2046*	79,800	80,089
Thacher Park CLO, Ltd. FRS Series 2014-A, Class 1A 2.17% due 10/20/2026*(2)	810,000	810,125
Towd Point Mtg. Trust VRS Series 2015-4, Class A1B 2.75% due 04/25/2055*(1)	538,976	540,533
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(1)	1,198,480	1,195,979
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.40% due 04/20/2027*(2)	1,280,000	1,279,360
Vibrant CLO, Ltd. FRS Series 2015-3A, Class A1R 2.36% due 04/20/2026*(2)	1,120,000	1,119,440
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(4)	1,195,000	1,206,018

Voya CLO, Ltd. FRS Series 2014-2A, Class A1 2.13% due 07/17/2026*(2)	250,000	250,173
Voya CLO, Ltd. FRS Series 2014-4A, Class A1 2.17% due 10/14/2026*(2)	350,000	350,159
Voya CLO, Ltd. FRS Series 2014-1A, Class A1R 2.35% due 04/18/2026*(2)	565,000	564,718
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 1.39% due 12/25/2046(1)	153,818	119,264
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.10% due 11/25/2046(1)	89,170	80,056
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR18, Class 2A2 2.14% due 01/25/2037(1)	79,339	66,174
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2007-HY6, Class 1A1 2.61% due 06/25/2037(1)	223,641	200,136
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2007-HY1, Class A1 0.85% due 02/25/2037(1)	521,235	329,123
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-5, Class 1A1 1.37% due 07/25/2036(1)	111,245	61,039
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 1A 1.40% due 11/25/2046(1)	185,712	134,493
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.18% due 09/15/2057(4)(5)	9,667,760	605,708
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.19% due 05/15/2048(4)(5)	3,735,621	245,746
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.10% due 05/15/2048(4)	75,000	59,250
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR16, Class 4A8 3.07% due 10/25/2035(1)	325,000	309,985
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR16, Class A1 3.23% due 10/25/2036(1)	217,257	200,509
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.80% due 02/15/2044*(4)(5)	588,503	15,241
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(4)	480,000	512,019
York CLO, Ltd. Series 2016-2A, Class A1 2.28% due 01/22/2030(2)(3)	1,240,000	1,240,000
Total Asset Backed Securities (cost $130,055,313)		130,246,164
U.S. CORPORATE BONDS & NOTES — 26.6%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	94,000	96,585
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	151,000	149,440
		246,025
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	155,000	155,227
Lockheed Martin Corp. Senior Notes 2.50% due 11/23/2020	265,000	267,239
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	200,000	195,805
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	385,000	418,775
Lockheed Martin Corp. Senior Notes 5.72% due 06/01/2040	400,000	483,118
		1,520,164
Aerospace/Defense-Equipment — 0.1%
Harris Corp. Senior Notes 4.85% due 04/27/2035	166,000	174,406
L-3 Communications Corp. Company Guar. Notes 3.85% due 12/15/2026	270,000	268,384
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	94,000	95,880
Orbital ATK, Inc. Company Guar. Notes 5.50% due 10/01/2023	123,000	126,690
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	52,000	48,490
		713,850

Agricultural Chemicals — 0.0%
CF Industries, Inc. Senior Sec. Notes 3.40% due 12/01/2021*	48,000	47,495
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	244,000	239,826
		287,321
Airlines — 0.0%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	108,000	111,240
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(3)	14,593	14,646
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	126,592	129,440
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	81,746	84,811
		340,137
Appliances — 0.0%
Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	105,000	102,382
Applications Software — 0.4%
Microsoft Corp. Senior Notes 1.30% due 11/03/2018	157,000	156,875
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	1,270,000	1,231,788
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	663,000	626,334
Microsoft Corp. Senior Notes 3.45% due 08/08/2036	174,000	165,363
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,065,000	1,002,660
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	485,000	458,074
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	460,000	490,093
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026*	60,000	58,995
		4,190,182
Auto-Cars/Light Trucks — 1.2%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	236,000	236,211
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	223,000	219,036
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	163,000	161,453
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	306,000	306,005
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	155,000	150,507
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	287,000	286,422
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	1,199,000	1,211,587
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	123,000	124,598
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	375,000	470,642
Ford Motor Credit Co. LLC Senior Notes 1.46% due 03/27/2017	465,000	465,074
Ford Motor Credit Co. LLC Senior Notes 1.68% due 09/08/2017	1,000,000	998,382
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019	212,000	210,055
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	300,000	300,407
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	212,000	204,732
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	275,000	275,331
Ford Motor Credit Co. LLC Senior Notes 6.63% due 08/15/2017	375,000	386,412
General Motors Co. Senior Notes 4.00% due 04/01/2025	900,000	881,886
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,315,000	1,378,478
General Motors Co. Senior Notes 6.25% due 10/02/2043	190,000	210,041
General Motors Co. Senior Notes 6.60% due 04/01/2036	310,000	354,332

General Motors Financial Co., Inc. Company Guar. Notes 3.10% due 01/15/2019	1,215,000	1,227,895
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,285,000	1,274,279
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	1,275,000	1,254,583
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	440,000	462,216
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	377,000	378,573
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	118,000	118,699
		13,547,836
Auto-Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	94,000	98,700
PACCAR Financial Corp. Senior Notes 1.65% due 02/25/2019	53,000	52,817
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	264,000	265,734
		417,251
Banks-Commercial — 0.7%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	361,000	357,463
BB&T Corp. Sub. Notes 4.90% due 06/30/2017	250,000	253,914
Capital One NA Senior Notes 1.50% due 09/05/2017	1,500,000	1,498,135
Capital One NA Senior Notes 1.50% due 03/22/2018	360,000	358,404
Capital One NA Senior Notes 1.65% due 02/05/2018	350,000	349,320
Capital One NA Senior Notes 2.35% due 08/17/2018	1,400,000	1,408,042
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	260,458
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	255,000	258,033
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	458,000	462,171
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	258,640
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	525,000	526,042
National City Bank Sub. Notes 5.80% due 06/07/2017	250,000	254,500
PNC Bank NA Senior Notes 2.40% due 10/18/2019	755,000	761,952
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	178,000	180,519
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	299,000	367,217
		7,554,810
Banks-Fiduciary — 0.1%
Citizens Financial Group, Inc. Sub. Notes
4.15% due 09/28/2022*	260,000	263,164
State Street Corp. Senior Sub. Notes 3.10% due 05/15/2023	165,000	164,677
		427,841
Banks-Super Regional — 1.0%
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	151,000	146,379
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	615,000	617,046
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/2038	125,000	173,755
JPMorgan Chase Bank NA Senior Notes 1.65% due 09/23/2019	308,000	304,936
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	625,000	644,990
National City Corp. Sub. Notes 6.88% due 05/15/2019	169,000	186,016
PNC Financial Services Group, Inc. Senior Notes 2.85% due 11/09/2022(6)	190,000	188,249
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	664,350

Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	655,000	625,022
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	1,363,000	1,298,117
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	116,000	117,530
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	154,000	158,400
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	798,000	763,729
Wells Fargo & Co Sub. Notes 4.75% due 12/07/2046	127,000	128,887
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	1,485,000	1,525,275
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	275,000	303,503
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	1,045,000	1,184,028
Wells Fargo Bank NA Senior Notes 2.15% due 12/06/2019	2,685,000	2,683,335
		11,713,547
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	99,000	99,495
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	675,000	693,442
Brewery — 1.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019	1,102,000	1,103,581
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.15% due 02/01/2019	225,000	226,393
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	228,000	229,310
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	2,745,000	2,793,674
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	295,000	299,481
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	2,904,000	3,054,625
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,148,000	3,402,579
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	707,000	707,617
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	380,000	373,998
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	170,000	152,897
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	425,000	463,545
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/2039	500,000	751,947
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	530,000	494,132
		14,053,779
Broadcast Services/Program — 0.0%
Clear Channel Worldwide Holdings, Inc.
Company Guar. Notes
Series A
6.50% due 11/15/2022	150,000	150,000
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	94,000	98,935
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	100,000	89,000
Building Products-Air & Heating — 0.0%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	187,000	181,558
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	85,000	84,362
Masco Corp. Senior Notes 4.45% due 04/01/2025	221,000	224,315
		308,677

Building-Residential/Commercial — 0.0%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	100,000	108,250
Cable/Satellite TV — 1.6%
Block Communications, Inc. Senior Notes 7.25% due 02/01/2020*	80,000	81,000
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	95,000	97,850
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	90,000	87,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	125,000	129,375
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	722,000	736,610
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	455,000	475,489
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	1,435,000	1,512,390
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	511,000	583,476
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,754,000	3,183,842
Comcast Corp. Company Guar. Notes 1.63% due 01/15/2022	460,000	440,917
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	1,065,000	1,057,386
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	800,000	797,923
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	116,000	104,339
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	776,000	677,690
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035	405,000	423,686
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	570,000	611,339
Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	250,000	320,125
Comcast Corp. Company Guar. Notes 6.95% due 08/15/2037	500,000	681,956
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	215,000	288,635
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	370,000	360,411
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	200,000	190,988
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	680,000	666,910
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	200,000	211,024
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	298,500
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	159,000	179,273
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	310,000	280,753
Time Warner Cable LLC Senior Sec. Notes 5.85% due 05/01/2017	300,000	304,257
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	125,000	133,306
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	1,205,000	1,364,123
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	300,000	320,286
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	1,190,000	1,341,063
		17,942,672
Casino Hotels — 0.1%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	155,000	167,105

Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	115,000	110,400
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	66,000	66,165
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	100,000	106,250
		449,920
Cellular Telecom — 0.3%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	370,000	393,125
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 3.36% due 03/20/2023*	2,650,000	2,654,955
T-Mobile USA, Inc. Company Guar. Notes 6.54% due 04/28/2020	115,000	118,450
		3,166,530
Chemicals-Diversified — 0.0%
Eastman Chemical Co. Senior Notes 4.65% due 10/15/2044	95,000	94,216
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026*	136,000	130,809
		225,025
Chemicals-Plastics — 0.0%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*	69,000	72,105
Chemicals-Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	108,000	135,376
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	100,000	99,500
		234,876
Coal — 0.0%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020	145,000	144,275
Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	234,000	229,652
Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 3.70% due 11/01/2046	23,000	20,913
Commercial Services-Finance — 0.0%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	92,000	92,475
Computer Services — 0.1%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	90,000	86,850
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	126,000	110,880
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	324,000	329,929
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	278,000	278,072
		805,731
Computers — 0.4%
Apple, Inc. Senior Notes 2.45% due 08/04/2026	128,000	120,134
Apple, Inc. Senior Notes 2.85% due 05/06/2021	173,000	176,589
Apple, Inc.
Senior Notes
2.85% due 02/23/2023	186,000	187,159
Apple, Inc. Senior Notes 3.45% due 02/09/2045	895,000	789,970
Apple, Inc. Senior Notes 3.85% due 08/04/2046	280,000	268,279
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	491,851
Apple, Inc. Senior Notes 4.50% due 02/23/2036	76,000	81,163
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 3.48% due 06/01/2019*	555,000	566,547
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 4.42% due 06/15/2021*	440,000	455,288
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	462,000	500,483

Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	38,000	42,187
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	206,000	245,054
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	423,000	520,835
		4,445,539
Computers-Integrated Systems — 0.0%
Diebold, Inc. Company Guar. Notes 8.50% due 04/15/2024	159,000	169,733
Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024*	110,000	130,075
Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	60,000	59,882
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	78,000	87,360
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	105,000	105,787
		193,147
Containers-Paper/Plastic — 0.0%
Amcor Finance USA, Inc. Company Guar. Notes 3.63% due 04/28/2026*	206,000	201,772
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	76,000	77,374
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	103,000	107,635
		386,781
Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 1.70% due 11/03/2021	220,000	216,235
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	85,000	80,925
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	77,000	83,863
		164,788
Diagnostic Equipment — 0.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	199,000	197,625
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	129,000	131,144
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	215,000	220,662
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	255,000	240,784
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	555,000	545,491
		1,335,706
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	88,000	87,560
WW Grainger, Inc. Senior Notes 3.75% due 05/15/2046	83,000	77,733
		165,293
Diversified Banking Institutions — 5.6%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	1,200,000	1,193,004
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	1,462,000	1,413,940
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	1,815,000	1,830,515
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	113,000	113,064
Bank of America Corp. Senior Notes 2.63% due 04/19/2021	610,000	605,814
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,609,000	1,601,742
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	625,000	625,785
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	715,000	746,889
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	1,714,000	1,715,095

Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	415,000	422,762
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	342,000	346,140
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	200,000	219,019
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	525,000	577,265
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	869,000	1,018,725
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	900,000	956,619
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	23,000	27,132
Citigroup, Inc. Senior Notes 1.70% due 04/27/2018	600,000	598,678
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	355,000	339,459
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	1,220,000	1,213,719
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	7,000	6,954
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	2,210,000	2,230,173
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	312,000	319,192
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	2,779,000	2,823,036
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	400,000	413,433
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	787,000	829,536
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	945,000	1,038,565
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	99,000	111,708
Goldman Sachs Group, Inc. Senior Notes 2.00% due 04/25/2019	90,000	89,642
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	1,115,000	1,083,289
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	800,000	804,756
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	820,000	820,859
Goldman Sachs Group, Inc. FRS Senior Notes 2.64% due 10/28/2027	151,000	153,929
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	1,080,000	1,084,666
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	75,000	75,347
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	164,000	160,225
Goldman Sachs Group, Inc.
Senior Notes
3.63% due 01/22/2023	206,000	210,411
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	1,135,000	1,177,470
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	843,000	889,907
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	1,900,000	1,998,154
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	850,000	922,238
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	150,000	181,294
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	610,000	756,136
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	385,000	458,832
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,439,000	1,776,945
JPMorgan Chase & Co. FRS Senior Notes 2.11% due 10/24/2023	460,000	469,186
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	302,000	303,213
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	1,610,000	1,580,173
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	740,000	733,202

JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	500,000	498,428
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	784,000	767,057
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020	1,215,000	1,225,988
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	1,710,000	1,729,306
JPMorgan Chase & Co. Sub. Notes 3.63% due 12/01/2027	214,000	207,620
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	200,000	204,131
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	45,000	47,621
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	1,595,000	1,638,748
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	481,408
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	505,000	544,608
JPMorgan Chase & Co. Senior Notes 4.63% due 05/10/2021	525,000	565,283
JPMorgan Chase & Co. Sub. Notes 4.95% due 06/01/2045	200,000	213,262
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	125,000	149,475
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	125,000	143,442
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	357,000	372,396
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	360,000	393,385
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	1,185,000	1,631,513
Morgan Stanley Senior Notes 1.88% due 01/05/2018	1,275,000	1,276,900
Morgan Stanley Senior Notes 2.13% due 04/25/2018	1,817,000	1,824,239
Morgan Stanley Senior Notes 2.45% due 02/01/2019	365,000	367,506
Morgan Stanley Senior Notes 2.50% due 01/24/2019	425,000	429,468
Morgan Stanley Senior Notes 2.50% due 04/21/2021	275,000	272,010
Morgan Stanley Senior Notes 2.63% due 11/17/2021	605,000	597,717
Morgan Stanley Senior Notes 2.80% due 06/16/2020	106,000	106,867
Morgan Stanley Senior Notes 3.13% due 07/27/2026	2,555,000	2,440,986
Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	516,075
Morgan Stanley Senior Notes 3.75% due 02/25/2023	400,000	410,858
Morgan Stanley Senior Notes 3.88% due 01/27/2026	910,000	919,196
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	550,000	544,450
Morgan Stanley Senior Notes 4.00% due 07/23/2025	980,000	1,004,517
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	456,000	468,094
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	170,000	174,207
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	537,000	573,670
Morgan Stanley Senior Notes 5.50% due 07/24/2020	200,000	219,042
Morgan Stanley Senior Notes 5.55% due 04/27/2017	240,000	243,176
Morgan Stanley Senior Notes 6.25% due 08/28/2017	150,000	154,554
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,225,000	1,295,472
Morgan Stanley Senior Notes 7.30% due 05/13/2019	125,000	139,285
		63,859,797

Diversified Financial Services — 0.0%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	275,000	276,309
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	152,000	151,972
Illinois Tool Works, Inc. Senior Notes 2.65% due 11/15/2026	168,000	160,594
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	231,000	273,338
Textron, Inc. Senior Notes 4.00% due 03/15/2026	161,000	161,192
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	134,000	128,839
		875,935
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	290,000	330,758
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	115,000	108,073
Entergy Louisiana LLC 1st Mtg. Notes 4.95% due 01/15/2045	111,000	113,939
		222,012
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 2.70% due 06/15/2021*	190,000	188,070
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046*	210,000	211,774
		399,844
Electric-Integrated — 1.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	93,000	91,856
AES Corp. Senior Notes 5.50% due 03/15/2024	63,000	64,103
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	96,000	96,113
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	505,000	630,684
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	300,000	300,805
Consolidated Edison Co. of New York, Inc. Senior Notes 4.30% due 12/01/2056	87,000	86,880
Dominion Resources, Inc. Senior Notes 2.85% due 08/15/2026	415,000	388,536
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019(7)	68,000	68,844
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	336,000	362,337
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/2038	255,000	325,672
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	750,000	737,533
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	79,448
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	49,545
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	61,526
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	1,110,000	1,144,662
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	122,000	109,825
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	785,000	698,473
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	195,000	216,074
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	162,000	163,799
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	894,161
Exelon Corp. Senior Notes 2.45% due 04/15/2021	240,000	237,116
Exelon Corp. Senior Notes 2.85% due 06/15/2020	565,000	571,031
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	129,000	130,534

FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	750,000	775,346
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	171,000	220,402
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	367,413
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	96,947
Louisville Gas & Electric Co. 1st Mtg. Notes 4.38% due 10/01/2045	23,000	24,171
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	354,000	339,879
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.65% due 09/01/2018	445,000	443,603
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	173,000	170,615
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	470,000	515,767
South Carolina Electric & Gas Co. 1st Mtg. Notes 5.10% due 06/01/2065	102,000	111,836
Southern California Edison Co. 1st Mtg. Notes 1.13% due 05/01/2017	235,000	235,031
Southern Co. Senior Notes 1.30% due 08/15/2017	201,000	200,898
Southern Co. Senior Notes 1.85% due 07/01/2019	650,000	647,988
Southern Co. Senior Notes 2.95% due 07/01/2023	270,000	266,514
Southern Co. Senior Notes 4.40% due 07/01/2046	325,000	321,462
Southern Power Co. Senior Notes 4.95% due 12/15/2046	171,000	166,629
Southern Power Co. Senior Notes 5.25% due 07/15/2043	170,000	171,136
Talen Energy Supply LLC Senior Notes 4.63% due 07/15/2019*	100,000	94,750
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	41,000	41,534
		12,721,478
Electric-Transmission — 0.0%
AEP Transmission Co. LLC Senior Notes 4.00% due 12/01/2046*	50,000	49,599
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	160,000	195,291
		244,890
Electronic Components-Misc. — 0.0%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	112,000	111,670
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	85,000	88,612
Intel Corp. Senior Notes 1.35% due 12/15/2017	380,000	380,571
Intel Corp. Senior Notes 4.10% due 05/19/2046	665,000	659,133
		1,128,316
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021*	700,000	690,639
Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*(7)	90,000	91,125
Enterprise Software/Service — 0.3%
Donnelley Financial Solutions, Inc. Senior Notes 8.25% due 10/15/2024*	94,000	95,645
Oracle Corp. Senior Notes 1.90% due 09/15/2021	1,994,000	1,948,523
Oracle Corp. Senior Notes 2.65% due 07/15/2026	115,000	109,159
Oracle Corp. Senior Notes 3.85% due 07/15/2036	244,000	238,125
Oracle Corp. Senior Notes 3.90% due 05/15/2035	45,000	44,384
Oracle Corp. Senior Notes 5.38% due 07/15/2040	310,000	360,254
		2,796,090

Finance-Auto Loans — 0.0%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	199,000	198,502
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	100,000	102,750
		301,252
Finance-Consumer Loans — 0.2%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	174,000	173,565
Navient Corp. Senior Notes 5.63% due 08/01/2033	125,000	103,125
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	128,000	133,440
Synchrony Financial Senior Notes 2.60% due 01/15/2019	830,000	834,198
Synchrony Financial Senior Notes 2.70% due 02/03/2020	885,000	882,376
		2,126,704
Finance-Credit Card — 0.2%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	100,000	101,500
American Express Credit Corp. Senior Notes 1.70% due 10/30/2019	149,000	147,545
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	226,000	223,307
Discover Financial Services Senior Notes 5.20% due 04/27/2022	160,000	172,376
Discover Financial Services Senior Notes 6.45% due 06/12/2017	40,000	40,820
Visa, Inc. Senior Notes 2.80% due 12/14/2022	555,000	558,110
Visa, Inc. Senior Notes 4.30% due 12/14/2045	750,000	791,636
		2,035,294
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	215,000	227,521
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)(14)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)(14)	99,000	10
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	123,000	124,531
		352,075
Finance-Leasing Companies — 0.0%
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	127,000	137,795
Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	150,000	145,875
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	500,000	504,509
Nasdaq, Inc. Senior Notes 3.85% due 06/30/2026	135,000	134,109
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	92,000	91,927
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	184,000	182,671
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	89,000	88,468
		1,001,684
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	75,000	63,750
Food-Misc./Diversified — 0.2%
Kraft Heinz Foods Co. Company Guar. Notes 2.00% due 07/02/2018	190,000	190,043
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	1,170,000	1,181,117
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	335,000	315,228
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	221,000	238,410
		1,924,798

Food-Retail — 0.1%
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*	50,000	49,500
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*	57,000	59,423
Kroger Co. Senior Notes 1.50% due 09/30/2019	430,000	423,466
Kroger Co. Senior Notes 2.65% due 10/15/2026	605,000	562,079
Kroger Co. Senior Notes 3.88% due 10/15/2046	75,000	68,278
		1,162,746
Food-Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	36,000	34,740
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	525,000	519,397
		554,137
Gambling (Non-Hotel) — 0.0%
Mohegan Tribal Gaming Authority Company Guar. Notes 7.88% due 10/15/2024*	130,000	132,600
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	180,000	179,100
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†(3)(13)(14)	1,320	16
		311,716
Gas-Distribution — 0.0%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	74,000	76,678
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	205,000	196,615
		273,293
Gold Mining — 0.0%
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	160,000	168,182
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	79,000	80,793
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	87,000	90,809
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036	63,000	71,007
		161,816
Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	62,000	62,310
Hotels/Motels — 0.0%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*	85,000	88,294
Independent Power Producers — 0.0%
Calpine Corp. Senior Notes 5.50% due 02/01/2024	100,000	96,500
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	115,000	109,825
Dynegy, Inc. Company Guar. Notes 8.00% due 01/15/2025*	100,000	93,750
		300,075
Industrial Gases — 0.0%
Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020	62,000	63,389
Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	296,243
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	291,975
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	250,000	271,747
		859,965
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	109,000	103,292
Jackson National Life Global Funding Sec. Notes 3.05% due 04/29/2026*	286,000	273,989
Lincoln National Corp. Senior Notes 8.75% due 07/01/2019	103,000	118,510
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	199,891

Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	251,000	251,131
Unum Group Senior Notes 5.75% due 08/15/2042	69,000	74,287
		1,021,100
Insurance-Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	132,000	159,675
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	99,000	104,221
MetLife, Inc. Senior Notes 6.38% due 06/15/2034	350,000	440,444
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	2,200,000	2,212,144
		2,916,484
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	115,000	105,478
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	495,000	743,074
MassMutual Global Funding II Senior Sec. Notes 2.35% due 04/09/2019*	240,000	242,225
MassMutual Global Funding II Senior Sec. Notes 3.60% due 04/09/2024*	548,000	561,554
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*	171,000	171,708
		1,824,039
Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	325,000	335,768
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	152,000	151,237
		487,005
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	128,000	132,160
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	80,000	83,600
		215,760
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	136,000	146,710
Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	275,000	274,984
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	339,000	339,859
		614,843
Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	57,000	57,439
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026*	134,000	128,809
		186,248
Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 4.38% due 11/01/2046	47,000	46,299
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	75,000	74,250
Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	1,865,000	1,885,871
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	50,000	50,415
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	92,000	91,597
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	120,000	118,361
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	351,000	351,611
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	204,000	196,052
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	278,000	280,312
		1,088,348

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	55,000	56,388
Zimmer Biomet Holdings, Inc. Senior Notes 1.45% due 04/01/2017	2,155,000	2,155,519
		2,211,907
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	78,000	74,767
Celgene Corp. Senior Notes 3.63% due 05/15/2024	158,000	158,772
Celgene Corp. Senior Notes 4.63% due 05/15/2044	495,000	484,664
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	165,000	159,113
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	310,000	316,425
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	528,609
Gilead Sciences, Inc. Senior Notes 4.00% due 09/01/2036	58,000	55,614
		1,777,964
Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 1.80% due 05/14/2018	250,000	250,188
AbbVie, Inc. Senior Notes 2.00% due 11/06/2018	940,000	940,577
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	305,000	290,185
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	236,000	237,806
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	655,000	652,222
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	181,000	194,446
Wyeth LLC Company Guar. Notes 6.50% due 02/01/2034	750,000	969,184
		3,534,608
Medical-HMO — 0.6%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	120,000	118,201
Aetna, Inc. Senior Notes 4.25% due 06/15/2036	55,000	55,145
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	500,000	503,269
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	785,000	782,771
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	400,000	401,908
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	325,000	346,304
Anthem, Inc. Senior Notes 6.38% due 06/15/2037	260,000	312,338
Centene Corp. Senior Notes 4.75% due 01/15/2025	90,000	87,863
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	80,000	88,841
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	153,000	153,028
UnitedHealth Group, Inc. Senior Notes 1.70% due 02/15/2019	705,000	702,881
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	158,000	156,152
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,636,000	1,685,581
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	485,000	502,088
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	400,000	440,647
		6,337,017
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	100,000	69,500
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	80,000	82,700
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	24,000	24,060

HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	150,000	143,625
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	137,000	119,190
RegionalCare Hospital Partners Holdings, Inc. Senior Sec. Notes 8.25% due 05/01/2023*	130,000	129,675
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	90,000	89,100
		657,850
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	895,000	896,946
Metal Processors & Fabrication — 0.0%
Grinding Media, Inc./MC Grinding Media Canada, Inc. Senior Sec. Notes 7.38% due 12/15/2023*	8,000	8,405
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	90,000	90,900
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	59,000	62,540
		161,845
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	42,000	43,470
Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	380,000	378,214
21st Century Fox America, Inc. Company Guar. Notes 3.38% due 11/15/2026*	300,000	294,083
21st Century Fox America, Inc. Company Guar. Notes 4.75% due 11/15/2046*	60,000	60,179
21st Century Fox America, Inc. Company Guar. Notes 6.15% due 02/15/2041	790,000	934,387
21st Century Fox America, Inc. Company Guar. Notes 6.40% due 12/15/2035	150,000	179,197
21st Century Fox America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	164,750
21st Century Fox America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	120,144
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	125,000	136,691
Time Warner, Inc. Company Guar. Notes 3.80% due 02/15/2027	118,000	117,330
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	745,000	745,811
Viacom, Inc. Senior Notes 3.45% due 10/04/2026	190,000	175,598
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	80,000	78,400
Walt Disney Co. Senior Notes 1.50% due 09/17/2018	158,000	158,290
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	77,000	77,074
		3,620,148
Networking Products — 0.3%
Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	206,000	206,353
Cisco Systems, Inc. Senior Notes 1.40% due 09/20/2019	1,000,000	989,095
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	316,000	320,164
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	1,526,000	1,522,712
Cisco Systems, Inc. Senior Notes 2.50% due 09/20/2026	54,000	51,360
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/2040	135,000	164,456
		3,254,140
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 3.38% due 10/01/2021	52,000	50,486
Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	1,370,000	1,344,854
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	1,261,000	1,184,774

Anadarko Petroleum Corp. Senior Notes 4.85% due 03/15/2021	790,000	847,068
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	408,000	485,588
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	480,000	592,012
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	205,000	227,437
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	90,000	92,250
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025*	100,000	102,000
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	171,000	170,660
ConocoPhillips Company Guar. Notes 6.50% due 02/01/2039	255,000	322,808
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	725,000	800,401
ConocoPhillips Co. Company Guar. Notes 5.95% due 03/15/2046	170,000	210,368
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	88,000	76,780
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	165,000	178,612
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	2,025,000	2,012,151
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	275,000	348,932
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	535,000	559,875
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	140,000	150,458
Hess Corp. Senior Notes 4.30% due 04/01/2027	211,000	210,034
Hess Corp. Senior Notes 5.60% due 02/15/2041	633,000	640,051
Hess Corp. Senior Notes 5.80% due 04/01/2047	1,140,000	1,183,115
Hess Corp. Senior Notes 6.00% due 01/15/2040	305,000	314,633
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	174,708
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	277,318
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	69,000	68,483
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 10/01/2025*	5,000	5,063
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	425,000	501,412
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	85,000	88,081
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	215,000	215,286
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	1,220,000	1,166,638
Marathon Oil Corp. Senior Notes 5.20% due 06/01/2045	62,000	58,438
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	90,000	91,764
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	177,000	178,349
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	140,000	140,413
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	117,000	119,063
Pioneer Natural Resources Co. Senior Notes 3.45% due 01/15/2021	725,000	740,867
Pioneer Natural Resources Co. Senior Notes 4.45% due 01/15/2026	635,000	672,823
Rex Energy Corp. Sec. Notes 1.00% due 10/01/2020(7)	68,510	35,625
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025*	100,000	100,500

Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	60,000	57,000
SM Energy Co. Senior Notes 5.63% due 06/01/2025	56,000	54,040
SM Energy Co. Senior Notes 6.50% due 01/01/2023	16,000	16,260
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	75,000	80,625
		16,897,617
Oil Companies-Integrated — 0.0%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	200,000	199,804
Chevron Corp. Senior Notes 1.96% due 03/03/2020	110,000	109,634
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	100,000	99,976
		409,414
Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	59,000	59,000
Oil Refining & Marketing — 0.2%
PBF Holding Co LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023*	120,000	119,400
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	1,200,000	1,149,617
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	230,000	229,205
Valero Energy Corp. Senior Notes 6.13% due 02/01/2020	325,000	358,712
		1,856,934
Oil-Field Services — 0.0%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	160,000	136,000
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	68,000	69,190
		205,190
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	84,000	82,320
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	130,000	132,051
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	373,000	377,259
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	396,000	408,012
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	127,000	139,621
International Paper Co. Senior Notes 4.40% due 08/15/2047	80,000	75,601
International Paper Co. Senior Notes 7.30% due 11/15/2039	200,000	254,844
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	81,000	82,417
		1,552,125
Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	83,000	80,345
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	148,000	152,362
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046	185,000	177,124
		409,831
Pipelines — 1.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024*	85,000	85,850
Colorado Interstate Gas Co. LLC /Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	121,000	117,593
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	41,000	41,200
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	260,000	255,712
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	275,000	272,225
Energy Transfer Partners LP Senior Notes 4.15% due 10/01/2020	425,000	440,105

Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	54,000	50,465
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	260,000	242,284
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	175,000	187,379
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	23,000	23,615
Energy Transfer Partners LP Senior Notes 6.13% due 02/15/2017	300,000	301,555
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	270,000	292,563
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/2019	47,000	53,479
EnLink Midstream Partners LP Senior Notes 4.40% due 04/01/2024	64,000	63,590
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	146,000	147,275
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	153,000	138,702
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027	388,000	397,465
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/2042	185,000	184,967
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	214,000	216,055
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	100,000	102,650
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	140,000	158,046
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	93,000	91,373
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	100,000	101,750
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	98,000	102,165
Kinder Morgan Energy Partners LP Company Guar. Notes 3.45% due 02/15/2023	116,000	115,067
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	88,000	81,989
Kinder Morgan Energy Partners LP Company Guar. Notes 5.00% due 08/15/2042	675,000	645,110
Kinder Morgan Energy Partners LP Company Guar. Notes 5.30% due 09/15/2020	120,000	128,895
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	57,000	57,250
Kinder Morgan Energy Partners LP Company Guar. Notes 6.50% due 04/01/2020	40,000	44,275
Kinder Morgan Energy Partners LP Company Guar. Notes 6.85% due 02/15/2020	80,000	89,181
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	115,000	122,495
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	975,000	965,157
Kinder Morgan, Inc. Company Guar. Notes 5.63% due 11/15/2023*	620,000	680,519
Magellan Midstream Partners LP Senior Notes 5.00% due 03/01/2026	175,000	191,899
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	280,000	270,976
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	69,000	66,260
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	1,145,000	1,082,415
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	70,000	67,025
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.65% due 06/01/2022	1,145,000	1,151,319
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	84,000	83,048
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	429,000	435,197

Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	425,000	431,258
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	85,000	93,505
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	87,000	85,478
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026*	230,000	247,825
Spectra Energy Partners LP Senior Notes 3.38% due 10/15/2026	80,000	76,518
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	68,000	66,300
Sunoco Logistics Partners Operations LP Company Guar. Notes 3.90% due 07/15/2026	115,000	111,313
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	320,000	322,473
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	85,000	84,363
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	59,000	60,844
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	104,000	109,200
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	980,000	953,890
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	156,000	161,522
Williams Partners LP Senior Notes 3.60% due 03/15/2022	1,060,000	1,065,608
Williams Partners LP Senior Notes 3.90% due 01/15/2025	350,000	343,265
Williams Partners LP Senior Notes 4.00% due 11/15/2021	260,000	266,847
Williams Partners LP Senior Notes 4.30% due 03/04/2024	415,000	419,072
Williams Partners LP Senior Notes 5.25% due 03/15/2020	330,000	352,578
		15,597,999
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	140,000	139,079
Printing-Commercial — 0.0%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	135,000	131,625
Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	250,000	244,375
Real Estate Investment Trusts — 0.7%
American Tower Corp. Senior Notes 2.25% due 01/15/2022	320,000	306,518
American Tower Corp. Senior Notes 3.13% due 01/15/2027	173,000	159,620
American Tower Corp. Senior Notes 3.38% due 10/15/2026	120,000	113,603
American Tower Corp. Senior Notes 3.40% due 02/15/2019	470,000	480,316
American Tower Corp. Senior Notes 3.45% due 09/15/2021	800,000	810,351
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	335,000	330,529
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	200,000	206,745
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/2017	315,000	318,973
Columbia Property Trust Operating Partnership LP Company Guar. Notes 3.65% due 08/15/2026	57,000	54,133
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	165,000	167,434
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	605,000	593,826

CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	128,000	130,240
CubeSmart LP Company Guar. Notes 3.13% due 09/01/2026	111,000	104,610
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	85,000	84,575
Federal Realty Investment Trust Senior Notes 3.63% due 08/01/2046	23,000	20,186
HCP, Inc. Senior Notes 3.15% due 08/01/2022	220,000	217,227
HCP, Inc. Senior Notes 3.75% due 02/01/2019	615,000	632,280
iStar, Inc. Senior Notes 6.50% due 07/01/2021	113,000	116,390
Kimco Realty Corp. Senior Notes 3.13% due 06/01/2023	590,000	584,127
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	345,000	350,099
Kimco Realty Corp. Senior Notes 4.30% due 02/01/2018	150,000	153,030
Liberty Property LP Senior Notes 4.75% due 10/01/2020	80,000	85,096
Realty Income Corp. Senior Notes 3.00% due 01/15/2027	49,000	46,133
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	530,000	534,280
Simon Property Group LP Senior Notes 4.25% due 11/30/2046	103,000	101,241
Starwood Property Trust, Inc. Senior Notes 5.00% due 12/15/2021*	126,000	127,688
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.00% due 02/15/2018	1,050,000	1,052,161
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	320,000	323,026
		8,204,437
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	125,000	127,344
Real Estate Operations & Development — 0.1%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	86,000	93,095
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	200,000	205,808
Prologis LP Company Guar. Notes 4.00% due 01/15/2018	185,000	188,753
Prologis LP Company Guar. Notes 4.25% due 08/15/2023	775,000	822,706
		1,310,362
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	93,000	86,722
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	695,000	683,959
ERAC USA Finance LLC Company Guar. Notes 2.80% due 11/01/2018*	110,000	111,379
ERAC USA Finance LLC Company Guar. Notes 3.30% due 10/15/2022*	10,000	10,021
ERAC USA Finance LLC Company Guar. Notes 4.20% due 11/01/2046*	167,000	152,609
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	215,000	272,417
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*	100,000	87,375
		1,404,482
Retail-Appliances — 0.0%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	173,000	151,375
Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 1.63% due 04/21/2019	170,000	168,448
AutoZone, Inc. Senior Notes 3.70% due 04/15/2022	1,148,000	1,186,332
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	425,000	446,036
		1,800,816

Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	15,000	14,881
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	730,000	639,005
Home Depot, Inc. Senior Notes 5.88% due 12/16/2036	470,000	593,780
Lowe’s Cos., Inc. Senior Notes 2.50% due 04/15/2026	780,000	740,738
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	400,000	406,855
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	645,000	602,073
Lowe’s Cos., Inc. Senior Notes 4.38% due 09/15/2045	190,000	195,737
		3,193,069
Retail-Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	206,000	204,177
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/2038	275,000	362,504
		566,681
Retail-Drug Store — 0.5%
CVS Health Corp. Senior Notes 2.75% due 12/01/2022	600,000	591,075
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,935,000	1,963,261
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	408,000	420,893
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,380,000	1,537,937
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	88,213	92,842
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	62,962	70,497
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	115,317	131,729
Walgreens Boots Alliance, Inc. Senior Notes 2.60% due 06/01/2021	485,000	481,955
		5,290,189
Retail-Restaurants — 0.1%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	85,000	84,788
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	25,000	26,448
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	585,000	626,578
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	92,000	89,930
		827,744
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	100,000	109,750
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	164,000	166,039
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	828,000	933,902
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	332,000	395,132
		1,495,073
Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 3.50% due 12/05/2026	56,000	55,482
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036	22,000	22,111
		77,593
Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	960,000	954,829
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	239,000	209,363
Steel-Producers — 0.0%
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023	75,000	83,250

United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*	68,000	75,176
		158,426
Telecom Services — 0.0%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	120,000	112,500
Telecommunication Equipment — 0.0%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	110,000	111,100
Telephone-Integrated — 1.3%
AT&T, Inc. Senior Notes 2.40% due 03/15/2017	625,000	626,536
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	1,792,000	1,759,045
AT&T, Inc. Senior Notes 3.60% due 02/17/2023	650,000	655,538
AT&T, Inc. Senior Notes 3.80% due 03/15/2022	210,000	215,279
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	192,000	171,078
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	249,000	240,575
AT&T, Inc. Senior Notes 4.55% due 03/09/2049	834,000	753,324
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	982,000	930,365
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	735,000	732,186
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	81,000	83,187
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	96,000	103,222
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	154,000	159,005
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	155,000	170,500
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	181,000	182,320
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2024	1,085,000	1,081,519
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,560,000	1,493,117
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	79,000	77,972
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	1,901,000	1,822,892
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	1,210,000	1,136,323
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	248,000	251,297
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	205,000	203,926
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	1,630,000	1,802,361
		14,651,567
Television — 0.0%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	340,000	345,795
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	675,000	675,827
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	570,000	526,049
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	31,000	36,579
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	356,000	364,780
		1,603,235
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.25% due 09/15/2026	73,000	68,893
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	78,000	76,259
CSX Corp. Senior Notes 4.25% due 11/01/2066	82,000	74,832

Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	840,000	808,330
		959,421
Transport-Services — 0.2%
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	480,000	449,443
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	355,000	357,737
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	260,000	269,275
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	1,035,000	1,040,734
		2,117,189
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	163,000	166,260
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	150,000	151,936
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.30% due 04/01/2021*	535,000	541,012
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	294,000	296,487
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	15,000	15,579
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	1,060,000	1,137,498
		2,142,512
Wire & Cable Products — 0.0%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	77,000	74,690
Total U.S. Corporate Bonds & Notes (cost $298,820,542)		302,211,863
FOREIGN CORPORATE BONDS & NOTES — 5.4%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	440,000	475,775
Agricultural Chemicals — 0.0%
Agrium, Inc. Senior Notes 4.90% due 06/01/2043	200,000	199,246
Agrium, Inc. Senior Notes 7.70% due 02/01/2017	100,000	100,350
Potash Corp. of Saskatchewan, Inc. Senior Notes 4.00% due 12/15/2026	75,000	75,475
		375,071
Banks-Commercial — 0.9%
Bank of Montreal Senior Notes 2.10% due 12/12/2019	91,000	91,000
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	925,000	950,240
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	1,700,000	1,756,248
BPCE SA Sub. Notes 5.15% due 07/21/2024*	200,000	203,321
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026	250,000	245,062
Credit Suisse AG Senior Notes 1.38% due 05/26/2017	740,000	740,172
Credit Suisse AG Senior Notes 1.70% due 04/27/2018	188,000	187,586
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	300,000	302,866
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	260,000	261,352
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	606,000	605,162
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	389,000	388,884
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018	253,000	254,064
Rabobank Nederland Bank Guar. Notes 5.25% due 08/04/2045	815,000	885,479
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	110,000	117,186

Santander Issuances SAU Company Guar. Notes 5.18% due 11/19/2025	1,800,000	1,816,925
Santander UK PLC Senior Notes 2.35% due 09/10/2019	675,000	675,426
Toronto-Dominion Bank Senior Notes 1.80% due 07/13/2021	223,000	215,946
Toronto-Dominion Bank VRS Sub. Notes 3.63% due 09/15/2031	49,000	47,865
Westpac Banking Corp. FRS Sub. Notes 4.32% due 11/23/2031	104,000	104,331
		9,849,115
Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	294,000	296,042
Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	207,000	214,018
Pernod Ricard SA Senior Notes 3.25% due 06/08/2026*	1,384,000	1,327,988
		1,542,006
Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 6.13% due 01/31/2046	420,000	416,802
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*	108,000	109,620
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*	50,000	50,625
		160,245
Cable/Satellite TV — 0.1%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	400,000	416,000
Sky PLC Company Guar. Notes 2.63% due 09/16/2019*	765,000	768,117
Sky PLC Company Guar. Notes 6.10% due 02/15/2018*	200,000	208,677
		1,392,794
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	70,000	68,578
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	550,000	529,089
Methanex Corp. Senior Notes 5.65% due 12/01/2044	510,000	447,414
		976,503
Consumer Products-Misc. — 0.0%
Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*	180,000	170,607
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	131,000	140,006
Diversified Banking Institutions — 1.0%
BNP Paribas SA Company Guar. Notes 2.40% due 12/12/2018	190,000	191,492
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	515,000	505,055
Credit Agricole SA FRS
Sub. Notes
8.13% due 09/19/2033*	225,000	242,044
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.13% due 12/10/2020	590,000	588,156
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	205,000	200,133
HSBC Holdings PLC Senior Notes 2.95% due 05/25/2021	650,000	649,754
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,485,000	1,510,065
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	650,000	653,769
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	1,200,000	1,210,978
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	1,545,000	1,556,470
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	200,000	216,141
HSBC Holdings PLC Sub. Notes 5.25% due 03/14/2044	235,000	251,653
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	208,000	201,972

Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	2,810,000	2,698,319
		10,676,001
Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	625,000	654,942
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	75,000	76,517
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*	155,000	179,811
Diversified Operations — 0.0%
Hutchison Whampoa International 09/19, Ltd. Company Guar. Notes 5.75% due 09/11/2019*	230,000	251,475
Electric-Generation — 0.2%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*	523,000	517,999
Electricite de France SA Senior Notes 4.95% due 10/13/2045*	1,015,000	1,026,954
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	85,000	82,468
		1,627,421
Electric-Integrated — 0.1%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021*	340,000	328,615
Fortis, Inc. Senior Notes 3.06% due 10/04/2026*	490,000	458,286
		786,901
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	9,000	9,394
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	64,000	67,840
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021	200,000	208,000
		285,234
Food-Meat Products — 0.1%
Sigma Alimentos SA de CV Senior Notes 4.13% due 05/02/2026*	560,000	532,000
Food-Misc./Diversified — 0.1%
Danone SA Senior Notes 1.69% due 10/30/2019*	1,565,000	1,545,406
Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	84,000	82,394
Hazardous Waste Disposal — 0.0%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	100,000	102,000
Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	93,000	92,216
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	162,000	153,716
		245,932
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	89,000	92,115
Medical-Drugs — 0.5%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	407,511
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	1,160,000	1,120,545
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 1.70% due 07/19/2019	2,000,000	1,965,056
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.20% due 07/21/2021	1,615,000	1,545,050
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	156,000	147,668
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	23,000	21,204
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	11,000	9,426
		5,216,460

Medical-Generic Drugs — 0.7%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	3,280,000	3,298,962
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,238,000	1,255,162
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	500,000	507,504
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	590,000	583,977
Mylan NV Company Guar. Notes 3.00% due 12/15/2018*	345,000	347,495
Mylan NV Company Guar. Notes 3.15% due 06/15/2021*	1,320,000	1,295,431
Mylan NV Company Guar. Notes 3.75% due 12/15/2020*	395,000	398,863
Perrigo Co. PLC Senior Notes 4.00% due 11/15/2023	232,000	229,986
		7,917,380
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	200,000	197,000
Metal-Diversified — 0.0%
Hudbay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	66,000	68,599
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	235,000	242,005
		310,604
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	40,000	45,507
Encana Corp. Senior Notes 3.90% due 11/15/2021	650,000	654,667
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	49,000	43,610
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000	69,375
Nexen Energy ULC Company Guar. Notes 6.20% due 07/30/2019	100,000	108,701
		921,860
Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	25,000	24,986
BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019	128,000	127,094
BP Capital Markets PLC Company Guar. Notes 2.11% due 09/16/2021	195,000	191,324
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	15,000	15,087
BP Capital Markets PLC Company Guar. Notes 2.75% due 05/10/2023	600,000	589,049
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	1,550,000	1,567,828
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	95,000	97,008
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	660,000	638,073
Cenovus Energy, Inc. Senior Notes 3.80% due 09/15/2023	1,465,000	1,429,888
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	410,000	390,525
Petroleos Mexicanos Company Guar. Notes 5.38% due 03/13/2022*	79,000	80,894
Petroleos Mexicanos Company Guar. Notes 5.50% due 02/04/2019*	350,000	362,562
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	178,000	148,132
Petroleos Mexicanos Company Guar. Notes 6.38% due 02/04/2021*	180,000	191,700
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027*	50,000	51,575
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*	252,000	238,090
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	149,000	149,056
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	152,000	151,818
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	172,000	171,761
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	1,180,000	1,179,032

Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	1,140,000	1,154,794
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	275,000	287,927
		9,238,203
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	60,000	60,900
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 5.50% due 12/01/2046	103,000	110,212
Printing-Commercial — 0.0%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	150,000	153,000
Satellite Telecom — 0.0%
Inmarsat Finance PLC Company Guar. Notes 4.88% due 05/15/2022*	150,000	145,875
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	128,000	133,440
		279,315
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	46,000	42,780
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	80,000	78,400
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.25% due 02/25/2022	186,000	209,715
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 2.49% due 09/19/2023*	348,000	332,412
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	205,000	213,128
Telefonos de Mexico SAB de CV Company Guar. Notes 5.50% due 11/15/2019	270,000	291,632
		837,172
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	490,000	492,621
Imperial Brands Finance PLC Company Guar. Notes 2.05% due 07/20/2018*	400,000	399,909
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	1,050,000	1,056,424
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	310,000	318,237
		2,267,191
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	425,000	456,600
Canadian Pacific Railway Co. Senior Notes 5.95% due 05/15/2037	285,000	339,605
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	112,000	134,097
		930,302
Total Foreign Corporate Bonds & Notes (cost $61,868,397)		61,772,187
U.S. GOVERNMENT AGENCIES — 20.0%
Federal Home Loan Bank — 0.1%
1.88% due 12/09/2022	1,000,000	983,501
Federal Home Loan Mtg. Corp. — 6.3%
0.88% due 03/07/2018	1,970,000	1,967,445
1.25% due 10/02/2019	1,272,000	1,264,560
2.38% due 01/13/2022	1,097,000	1,114,998
2.49% due 02/01/2037 FRS	59,747	62,413
2.50% due 01/01/2028	183,262	183,865
2.50% due 04/01/2028	621,890	623,885
2.50% due 03/01/2031	329,198	330,086
3.00% due 08/01/2027	524,405	538,839
3.00% due 10/01/2042	335,898	335,762
3.00% due 11/01/2042	354,366	354,222
3.00% due 02/01/2043	801,045	797,739
3.00% due 04/01/2043	380,112	379,643
3.00% due 08/01/2043	1,519,797	1,516,494
3.00% due 07/01/2045	1,294,121	1,286,422
3.00% due 10/01/2045	669,869	665,888
3.00% due 08/01/2046	781,582	776,905
3.00% due January TBA	19,969,000	19,828,706
3.03% due 11/01/2037 FRS	371,164	393,504
3.50% due 11/01/2041	361,558	372,384
3.50% due 03/01/2042	164,931	169,903
3.50% due 08/01/2042	320,671	330,352
3.50% due 09/01/2043	136,540	140,578
3.50% due 03/01/2045	1,077,821	1,104,493
3.50% due 07/01/2045	1,436,108	1,472,943
3.50% due 08/01/2045	534,164	548,599
3.50% due 10/01/2045	965,901	989,765
3.50% due 11/01/2045	1,216,561	1,246,634
3.50% due 01/01/2046	44,570	45,673

3.50% due January TBA	11,100,000	11,365,766
3.75% due 03/27/2019	796,000	838,541
4.00% due 09/01/2040	299,637	315,445
4.00% due 10/01/2043	821,516	865,052
4.00% due 07/01/2044	502,603	528,117
4.00% due 10/01/2045	514,001	540,112
4.00% due 11/01/2045	1,001,658	1,052,554
4.00% due January TBA	6,800,000	7,142,258
4.50% due 04/01/2044	120,504	129,387
4.50% due 09/01/2044	1,226,696	1,316,854
4.50% due 03/01/2046	549,499	590,052
4.50% due January TBA	2,600,000	2,790,769
5.00% due 11/01/2043	557,221	609,738
5.00% due January TBA	2,000,000	2,177,656
5.50% due 01/01/2036	224,676	252,946
6.00% due 03/01/2040	17,828	20,264
6.25% due 07/15/2032	206,000	283,485
6.75% due 03/15/2031	100,000	140,939
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2014-K503, Class B
3.00% due 10/25/2047*(4)	730,000	730,346
Series 2012-K19, Class B
4.03% due 05/25/2045*(4)	20,037	20,884
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2014-DN1, Class M2
2.78% due 02/25/2024(1)	246,000	251,664
Series 2014-HQ2, Class M2
2.78% due 09/25/2024(1)	500,000	510,477
Series 2016-HQA1, Class M2
3.33% due 09/25/2028(1)	159,000	163,296
Federal Home Loan Mtg. Corp., Structured Pass Through VRS
Series K701, Class X1
0.23% due 11/25/2017(4)(5)	2,238,073	2,966
Series K013, Class X1
0.57% due 01/25/2021(4)(5)	2,097,846	41,923
		71,524,191
Federal National Mtg. Assoc. — 12.2%
zero coupon due 10/09/2019	7,452,000	7,066,754
0.88% due 10/26/2017	1,700,000	1,700,238
0.88% due 05/21/2018	5,955,000	5,938,338
1.88% due 09/24/2026	837,000	768,973
2.50% due 09/01/2027	90,756	91,033
2.50% due 04/01/2028	400,770	402,003
2.50% due 02/01/2031	449,157	450,257
2.50% due 05/01/2031	601,911	603,389
2.50% due January TBA	23,340,000	23,246,322
2.53% due 09/01/2035 FRS	295,853	311,871
2.63% due 09/06/2024	2,025,000	2,044,602
2.64% due 03/01/2027	300,118	292,560
2.76% due 10/01/2035 FRS	365,658	386,389
2.78% due 03/01/2027	593,000	583,350
2.80% due 11/01/2036 FRS	145,748	154,439
2.83% due 05/01/2037 FRS	89,432	93,898
2.89% due 07/01/2039 FRS	242,362	254,739
2.97% due 06/01/2027	1,090,000	1,089,181
2.97% due 06/01/2030	1,235,000	1,202,989
3.00% due 04/01/2027	46,596	47,920
3.00% due 10/01/2027	550,419	565,684
3.00% due 11/01/2027	228,890	235,428
3.00% due 10/01/2030	545,580	560,352
3.00% due 03/01/2042	614,957	614,591
3.00% due 12/01/2042	182,409	182,358
3.00% due 05/01/2043	453,845	453,715
3.00% due 02/01/2045	370,873	368,839
3.00% due 06/01/2045	462,949	462,032
3.00% due 09/01/2046	382,922	380,822
3.00% due January TBA	4,848,000	4,937,210
3.00% due November TBA	1,500,000	1,572,129
3.08% due 10/01/2040 FRS	94,751	100,290
3.13% due 05/01/2040 FRS	339,226	358,413
3.13% due 02/01/2027	402,000	404,322
3.15% due 08/01/2035 FRS	196,970	210,932
3.27% due 10/01/2040 FRS	175,707	185,791
3.50% due 08/01/2026	223,432	233,075
3.50% due 09/01/2026	265,910	277,712
3.50% due 08/01/2027	64,454	67,199
3.50% due 10/01/2028	90,862	95,203
3.50% due 03/01/2042	395,989	408,446
3.50% due 07/01/2042	82,525	83,835
3.50% due 08/01/2042	830,556	853,951
3.50% due 07/01/2045	334,862	343,482
3.50% due 08/01/2045	771,460	792,194
3.50% due 09/01/2045	743,287	762,476
3.50% due 10/01/2045	544,137	559,561
3.50% due 11/01/2045	736,939	755,973
3.50% due 12/01/2045	979,007	1,004,145
3.50% due 02/01/2046	434,157	445,312
3.50% due 03/01/2046	661,245	678,221
3.50% due 06/01/2046	9,077,626	9,312,176
3.50% due 07/01/2046	1,106,605	1,137,510
3.50% due January TBA	14,112,000	14,504,447
4.00% due 06/01/2039	184,371	196,208

4.00% due 10/01/2040	227,039	239,498
4.00% due 11/01/2040	353,395	372,900
4.00% due 10/01/2041	294,384	310,952
4.00% due 11/01/2041	306,084	323,291
4.00% due 01/01/2043	1,077,024	1,140,200
4.00% due 12/01/2043	353,986	375,207
4.00% due 10/01/2044	619,752	651,803
4.00% due 02/01/2045	1,169,386	1,235,522
4.00% due 02/01/2046	83,778	88,152
4.00% due January TBA	16,961,000	17,805,019
4.50% due 10/01/2024	74,241	76,807
4.50% due 06/01/2039	953,710	1,029,590
4.50% due 05/01/2041	129,700	139,498
4.50% due 03/01/2042	425,751	458,915
4.50% due 08/01/2045	1,269,478	1,377,571
4.50% due January TBA	10,806,000	11,622,781
5.00% due 05/01/2040	311,150	341,374
5.00% due 06/01/2040	34,927	38,186
5.00% due 07/01/2040	680,874	743,948
5.00% due 02/01/2045	838,623	928,505
5.50% due 12/01/2029	52,789	58,627
5.50% due 08/01/2037	199,661	223,448
5.50% due 06/01/2038	121,182	135,618
5.50% due January TBA	1,900,000	2,112,117
6.00% due 11/01/2038	14,509	16,429
6.00% due 06/01/2040	116,133	131,681
6.50% due 10/01/2037	1,367	1,546
6.63% due 11/15/2030	871,000	1,211,636
7.25% due 05/15/2030	2,260,000	3,274,785
Fannie Mae Connecticut Avenue Securities FRS
Series 2013-C01, Class M1
2.58% due 10/25/2023(1)	47,975	48,370
Series 2016-C07, Class 2M2
5.12% due 04/25/2029(1)	940,000	966,852
		138,314,107
Government National Mtg. Assoc. — 1.4%
3.00% due 02/20/2045	409,824	415,549
3.00% due 05/20/2045	325,655	330,203
3.00% due 07/20/2045	70,019	70,997
3.00% due January TBA	446,000	451,584
3.50% due 03/20/2045	298,564	310,685
3.50% due 04/20/2045	464,275	483,113
3.50% due 07/20/2045	135,861	141,381
3.50% due January TBA	6,200,000	6,445,933
4.00% due 03/15/2039	140,765	149,541
4.00% due 04/15/2039	11,896	12,638
4.00% due 05/15/2039	43,237	45,917
4.00% due 08/15/2039	14,675	15,576
4.00% due 10/15/2039	57,383	60,922
4.00% due 03/15/2040	44,758	47,497
4.00% due 09/15/2040	34,267	36,465
4.00% due 10/15/2040	31,189	33,175
4.00% due 12/15/2040	18,816	20,089
4.00% due 01/15/2041	17,383	18,476
4.00% due 02/15/2041	14,839	15,759
4.00% due 06/15/2041	152,637	163,862
4.00% due 07/15/2041	44,315	47,104
4.00% due 08/15/2041	501,995	535,356
4.00% due 09/15/2041	88,622	94,308
4.00% due 10/15/2041	180,473	191,853
4.00% due 11/15/2041	185,422	197,224
4.00% due 12/15/2041	226,633	241,106
4.00% due 01/15/2042	37,208	39,556
4.00% due 02/15/2042	17,196	18,321
4.00% due 03/15/2042	104,666	111,164
4.00% due 04/15/2042	8,149	8,657
4.00% due 03/20/2044	206,322	219,296
4.00% due 07/20/2045	263,148	279,695
4.00% due 10/20/2045	105,392	112,123
4.50% due 04/15/2018	5,647	5,784
4.50% due 05/15/2018	36,494	37,254
4.50% due 08/15/2018	1,912	1,961
4.50% due 09/15/2018	23,013	23,516
4.50% due 10/15/2018	120,699	123,791
4.50% due 09/15/2033	71,563	78,117
4.50% due 03/15/2039	122,993	133,480
4.50% due 05/15/2039	67,854	73,610
4.50% due 07/15/2039	41,700	45,269
4.50% due 10/15/2039	153,403	166,479
4.50% due 11/15/2039	1,528	1,653
4.50% due 01/15/2040	51,129	55,484
4.50% due 02/15/2040	78,070	84,987
4.50% due 03/15/2040	41,772	45,194
4.50% due 04/15/2040	2,387	2,583
4.50% due 05/15/2040	11,016	11,940
4.50% due 07/15/2040	42,148	46,072
4.50% due 04/15/2041	23,324	25,271
4.50% due 05/15/2041	163,226	177,739
4.50% due 06/15/2041	25,877	27,998
4.50% due 07/15/2041	143,931	155,975
4.50% due 08/15/2041	77,681	84,287
4.50% due 09/20/2045	11,874	12,686
4.50% due 10/20/2045	6,188	6,611
4.50% due 05/20/2046	10,513	11,232
5.00% due 06/15/2033	3,578	3,954
5.00% due 08/15/2033	22,661	25,139
5.00% due 09/15/2033	46,489	51,392
5.00% due 10/15/2033	24,203	26,750
5.00% due 11/15/2033	5,641	6,310
5.00% due 06/15/2034	103,767	114,696
5.00% due 05/15/2035	2,904	3,176
5.00% due 09/15/2035	3,534	3,903
5.00% due 11/15/2035	94,712	103,544
5.00% due 02/15/2036	26,505	28,976
5.00% due 02/20/2036	154,371	170,038
5.00% due 03/15/2036	26,222	28,667
5.00% due 05/15/2036	87,202	96,236
5.00% due 06/15/2036	43,460	47,521
5.00% due 08/15/2038	310,433	340,665
5.50% due 02/15/2032	1,781	1,986
5.50% due 03/15/2032	5,805	6,561
5.50% due 12/15/2032	6,614	7,472
5.50% due 01/15/2033	3,042	3,428
5.50% due 02/15/2033	18,712	21,094
5.50% due 03/15/2033	63,394	71,318
5.50% due 04/15/2033	60,801	68,537

5.50% due 05/15/2033	396	397
5.50% due 06/15/2033	74,730	84,056
5.50% due 07/15/2033	271,903	305,409
5.50% due 08/15/2033	63,097	71,397
5.50% due 09/15/2033	10,790	12,305
5.50% due 11/15/2033	36,884	41,154
5.50% due 12/15/2033	3,572	4,022
5.50% due 01/15/2034	103,910	117,389
5.50% due 02/15/2034	54,191	60,450
6.00% due 04/15/2028	127,525	147,056
6.00% due 01/15/2029	22,826	25,876
6.00% due 03/15/2029	23,029	26,107
6.00% due 11/15/2031	7,335	8,315
6.00% due 12/15/2031	3,854	4,369
6.00% due 04/15/2032	17,490	20,216
6.00% due 09/15/2032	14,387	16,667
6.00% due 10/15/2032	78,525	91,052
6.00% due 11/15/2032	23,297	27,018
6.00% due 01/15/2033	3,374	3,913
6.00% due 02/15/2033	33,140	38,215
6.00% due 03/15/2033	12,686	14,593
6.00% due 09/15/2033	17,901	20,293
6.00% due 01/15/2034	173,412	196,586
6.00% due 03/15/2034	16,355	18,549
6.00% due 05/15/2034	5,762	6,529
6.00% due 07/15/2034	9,484	10,866
6.00% due 08/15/2034	109,352	123,966
6.00% due 09/15/2034	11,183	12,755
6.00% due 11/15/2034	72,517	82,236
6.00% due 03/15/2035	46,950	53,272
6.00% due 08/15/2035	61,373	69,794
6.00% due 01/15/2036	37,955	43,699
6.00% due 02/15/2036	38,520	43,678
6.00% due 04/15/2036	69,977	79,337
6.00% due 05/15/2036	36,927	42,293
6.00% due 06/15/2036	78,868	90,050
6.00% due 07/15/2036	4,247	4,814
6.00% due 08/15/2036	75,492	85,712
6.00% due 09/15/2036	64,741	73,401
6.00% due 10/15/2036	167,740	190,968
6.00% due 11/15/2036	53,992	61,219
6.00% due 12/15/2036	12,515	14,218
6.50% due 09/15/2028	4,682	5,348
6.50% due 09/15/2031	10,600	12,108
6.50% due 10/15/2031	5,010	5,722
6.50% due 11/15/2031	1,264	1,444
6.50% due 12/15/2031	6,407	7,319
7.50% due 09/15/2030	20,211	20,771
		16,532,384
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	105,000	105,901
Total U.S. Government Agencies (cost $227,381,215)		227,460,084
U.S. GOVERNMENT TREASURIES — 36.8%
United States Treasury Bonds — 6.9%
2.25% due 08/15/2046	2,496,000	2,098,687
2.50% due 02/15/2045	7,660,000	6,823,084
2.50% due 02/15/2046	664,000	590,026
2.50% due 05/15/2046	1,817,000	1,614,717
2.75% due 08/15/2042	5,928,000	5,600,342
2.75% due 11/15/2042	1,812,000	1,711,419
2.88% due 05/15/2043	5,218,000	5,040,056
2.88% due 08/15/2045	1,719,000	1,654,202
3.00% due 11/15/2044	2,461,000	2,431,104
3.00% due 05/15/2045	1,125,000	1,109,795
3.00% due 11/15/2045	4,803,000	4,737,333
3.13% due 11/15/2041	1,164,000	1,181,324
3.13% due 02/15/2042	547,000	555,056
3.13% due 02/15/2043	1,770,000	1,793,438
3.13% due 08/15/2044	1,728,000	1,748,924
3.38% due 05/15/2044	869,000	921,514
3.50% due 02/15/2039	896,000	979,860
3.63% due 08/15/2043	3,158,000	3,502,048
3.63% due 02/15/2044	2,706,000	2,999,325
3.75% due 08/15/2041	427,000	480,925
3.88% due 08/15/2040	1,626,000	1,866,915
4.25% due 05/15/2039	67,000	81,345
4.25% due 11/15/2040	1,100,000	1,335,468
4.38% due 02/15/2038	568,000	705,829
4.38% due 11/15/2039	1,271,000	1,568,990
4.38% due 05/15/2040	953,000	1,177,439
4.50% due 02/15/2036	1,034,000	1,308,333
4.63% due 02/15/2040	1,187,000	1,516,949
4.75% due 02/15/2041	1,123,000	1,464,111
5.25% due 11/15/2028	1,297,000	1,651,142
5.25% due 02/15/2029	1,966,000	2,512,947
5.38% due 02/15/2031	853,000	1,136,089
6.13% due 11/15/2027	544,000	730,065
6.25% due 08/15/2023	1,613,000	2,016,376
6.38% due 08/15/2027	1,217,000	1,656,784
6.75% due 08/15/2026	377,000	516,269
7.88% due 02/15/2021	1,267,000	1,571,773
8.13% due 08/15/2019	39,000	45,744
8.13% due 05/15/2021	13,000	16,406
8.75% due 05/15/2020	1,035,000	1,277,173
8.75% due 08/15/2020	1,389,000	1,734,568
9.00% due 11/15/2018	3,770,000	4,315,621
9.13% due 05/15/2018	32,000	35,504
		77,815,019
United States Treasury Notes — 29.9%
0.13% due 04/15/2018 TIPS(11)	469,510	473,781
0.13% due 07/15/2024 TIPS(10)(11)(17)	16,542,500	16,251,269
0.25% due 01/15/2025 TIPS(11)	13,860,974	13,632,033
0.50% due 04/30/2017	944,000	943,938
0.50% due 07/31/2017	2,917,000	2,914,036
0.63% due 05/31/2017	397,000	397,031
0.63% due 08/31/2017	12,809,000	12,798,996
0.63% due 11/30/2017	4,916,000	4,904,477
0.63% due 04/30/2018	2,441,000	2,429,081
0.75% due 06/30/2017	8,147,000	8,151,139
0.75% due 02/28/2018	368,000	367,137
0.75% due 08/31/2018	7,313,000	7,267,864

0.88% due 02/28/2017	1,199,000	1,199,803
0.88% due 07/31/2019	9,593,000	9,481,702
1.00% due 06/30/2019	10,922,000	10,836,677
1.13% due 05/31/2019	5,211,000	5,189,833
1.13% due 12/31/2019	4,241,000	4,199,748
1.13% due 02/28/2021	8,000	7,784
1.13% due 06/30/2021	830,000	803,317
1.13% due 07/31/2021	572,000	552,919
1.25% due 11/30/2018	6,968,000	6,978,069
1.25% due 01/31/2019	18,191,000	18,201,660
1.25% due 01/31/2020	179,000	177,685
1.25% due 02/29/2020	7,378,000	7,319,205
1.38% due 07/31/2018	1,587,000	1,594,067
1.38% due 09/30/2018	7,787,000	7,816,201
1.38% due 12/31/2018	3,941,000	3,953,777
1.38% due 02/28/2019	6,215,000	6,232,477
1.38% due 03/31/2020	372,000	370,053
1.38% due 04/30/2020	261,000	259,318
1.38% due 05/31/2020	4,553,000	4,524,189
1.38% due 09/30/2020	387,000	382,616
1.38% due 01/31/2021	206,000	202,709
1.50% due 08/31/2018	4,979,000	5,010,119
1.50% due 01/31/2022	13,912,000	13,597,895
1.50% due 02/28/2023	4,797,000	4,613,740
1.63% due 08/15/2022	9,967,000	9,720,157
1.63% due 11/15/2022	13,867,000	13,495,406
1.63% due 02/15/2026	3,744,000	3,498,300
1.75% due 10/31/2020	3,843,000	3,850,655
1.75% due 12/31/2020	69,000	68,978
1.75% due 05/15/2022	4,641,000	4,572,833
1.75% due 09/30/2022	325,000	318,843
1.75% due 05/15/2023	23,574,000	22,960,699
1.88% due 08/31/2017	3,079,000	3,101,612
1.88% due 10/31/2017	984,000	992,225
1.88% due 10/31/2022	967,000	954,157
2.00% due 05/31/2021	3,075,000	3,093,859
2.00% due 11/15/2021	4,434,000	4,446,295
2.00% due 07/31/2022	87,000	86,681
2.00% due 02/15/2023	9,939,000	9,857,083
2.00% due 02/15/2025	8,867,000	8,630,083
2.00% due 08/15/2025	5,300,000	5,133,962
2.00% due 11/15/2026	1,470,000	1,414,358
2.13% due 06/30/2021	6,094,000	6,159,699
2.13% due 08/15/2021	7,667,000	7,739,775
2.13% due 06/30/2022	950,000	953,340
2.13% due 05/15/2025	4,792,000	4,697,655
2.25% due 11/15/2024	5,269,000	5,236,685
2.25% due 11/15/2025	773,000	763,096
2.38% due 05/31/2018	4,163,000	4,240,569
2.38% due 08/15/2024	5,657,000	5,683,294
2.50% due 08/15/2023	6,555,000	6,671,246
2.50% due 05/15/2024	478,000	485,151
2.63% due 08/15/2020	922,000	953,333
2.63% due 11/15/2020	2,646,000	2,734,890
2.75% due 02/15/2019	1,649,000	1,700,788
3.13% due 05/15/2019	2,092,000	2,181,155
3.13% due 05/15/2021	7,000	7,377
3.38% due 11/15/2019	816,000	860,912
3.50% due 05/15/2020	699,000	742,988
3.63% due 08/15/2019	19,000	20,113
3.63% due 02/15/2020	3,814,000	4,058,485
3.63% due 02/15/2021	3,869,000	4,153,132
4.00% due 08/15/2018	29,000	30,367
4.25% due 11/15/2017	69,000	70,994
4.50% due 05/15/2017	30,000	30,420
		340,407,995
Total U.S. Government Treasuries (cost $416,041,995)		418,223,014
MUNICIPAL BONDS & NOTES — 0.5%
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	90,000	113,139
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	690,000	863,687
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	115,000	142,624
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(14)	2,400,000	954,000
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039(14)	1,315,000	522,713
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058(14)	290,000	115,275
State of California General Obligation Bonds 7.55% due 04/01/2039	590,000	872,993
State of California General Obligation Bonds 7.60% due 11/01/2040	655,000	986,613
State of California General Obligation Bonds 7.63% due 03/01/2040	310,000	458,651
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	175,000	154,669
Total Municipal Bonds & Notes (cost $5,217,631)		5,184,364

LOANS(8)(9)(12) — 2.0%
Advertising Services — 0.1%
Advantage Sales & Marketing, Inc. FRS 1st Lien 4.25% due 07/23/2021	519,494	519,754
Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc. FRS BTL-E 3.84% due 05/14/2022	663,755	667,593
Applications Software — 0.0%
SS&C European Holdings SARL FRS BTL-B2 4.00% due 07/08/2022	12,895	13,049
SS&C Technologies, Inc. FRS BTL-B1 4.00% due 07/08/2022	130,127	131,684
Verint Systems, Inc. FRS BTL 3.57% due 09/06/2019	130,060	130,678
		275,411
Auto-Cars/Light Trucks — 0.0%
FCA US LLC FRS BTL-B 3.27% due 12/31/2018	129,520	129,751
Broadcast Services/Program — 0.0%
Univision Communications, Inc. FRS BTL-C4 4.00% due 03/01/2020	241,681	242,654
Building & Construction Products-Misc. — 0.0%
Summit Materials Co. I LLC FRS BTL-B 4.00% due 07/18/2022	98,500	99,146
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS BTL-B 4.00% due 11/15/2023	130,000	131,110
Cable/Satellite TV — 0.1%
Charter Communications Operating LLC FRS BTL 3.00% due 01/15/2024	199,000	200,306
CSC Holdings LLC FRS BTL-B 3.87% due 10/11/2024	151,316	152,829
Ziggo BV FRS BTL-B1 3.50% due 01/15/2022	129,425	129,772
Ziggo BV FRS BTL-B2 3.50% due 01/15/2022	76,702	76,907
Ziggo BV FRS BTL-B3 3.70% due 01/15/2022	23,834	23,898
		583,712
Casino Hotels — 0.0%
Boyd Gaming Corp. FRS BTL-B2 3.76% due 09/15/2023	134,663	135,813
Caesars Entertainment Operating Co., Inc. FRS BTL-B6 11.25% due 03/01/2017(19)	94,978	104,713
		240,526
Cellular Telecom — 0.0%
LTS Buyer LLC FRS 1st Lien 4.24% due 04/13/2020	164,947	166,081
Chemicals-Specialty — 0.0%
Chemours Co. FRS BTL-B 3.77% due 05/12/2022	208,832	208,049
Minerals Technologies, Inc. FRS Term Loan B 3.76% due 05/10/2021	73,244	74,068
		282,117
Commercial Services — 0.1%
Brand Energy & Infrastructure Services, Inc. FRS BTL-B 4.75% due 11/26/2020	184,300	182,523
Brickman Group, Ltd. FRS
BTL-B
4.00% due 12/18/2020	342,864	343,109
Camelot Finance LP FRS BTL 4.75% due 10/03/2023	99,750	100,847
ServiceMaster Co. LLC FRS BTL-B 3.27% due 11/08/2023	438,768	438,878
		1,065,357
Commercial Services-Finance — 0.1%
TransUnion LLC FRS BTL-B2 3.52% due 04/09/2021	235,037	236,506
WEX, Inc. FRS BTL-B 4.27% due 06/30/2023	298,500	301,912
		538,418
Computer Services — 0.0%
Xerox Business Services LLC FRS BTL-B 6.25% due 12/07/2023	130,000	131,463
Computers-Periphery Equipment — 0.0%
CDW LLC FRS BTL-B 3.25% due 08/17/2023	244,332	245,592

Consumer Products-Misc. — 0.0%
Dell, Inc. FRS BTL-B 4.02% due 09/07/2023	140,000	142,275
Containers-Paper/Plastic — 0.1%
Berry Plastics Group, Inc., Series G FRS BTL 3.50% due 01/06/2021	577,179	580,545
Coveris Holdings SA FRS BTL-B1 4.50% due 05/08/2019	241,853	242,911
Reynolds Group Holdings, Inc. FRS BTL 4.25% due 02/05/2023	349,125	352,696
		1,176,152
Cosmetics & Toiletries — 0.0%
Galleria Co. FRS BTL-B 3.81% due 01/26/2023	110,000	110,321
Data Processing/Management — 0.1%
First Data Corp. FRS BTL-C 3.72% due 07/08/2022	601,755	608,073
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. FRS BTL-B 4.75% due 06/30/2021	111,691	110,679
Diagnostic Kits — 0.0%
Alere, Inc. FRS BTL-B 4.25% due 06/20/2022	248,111	247,313
Dialysis Centers — 0.0%
U.S. Renal Care, Inc. FRS BTL 5.25% due 12/30/2022	237,600	221,364
Direct Marketing — 0.0%
Acosta, Inc. FRS BTL 4.25% due 09/26/2021	127,410	124,012
Distribution/Wholesale — 0.1%
Beacon Roofing Supply, Inc. FRS BTL 3.71% due 10/01/2022	163,350	164,473
Nexeo Solutions LLC FRS BTL-B 5.25% due 06/09/2023	144,275	145,297
Univar USA, Inc. FRS BTL-B 4.25% due 07/01/2022	162,938	163,898
		473,668
Diversified Minerals — 0.0%
American Rock Salt Co. LLC FRS 1st Lien 4.75% due 05/20/2021	175,500	173,087
American Rock Salt Co. LLC FRS BTL 4.75% due 05/20/2021	122,796	122,489
		295,576
Electric-Generation — 0.0%
Vistra Operations Co. LLC FRS BTL-B 5.00% due 08/04/2023	95,000	95,713
Vistra Operations Co. LLC FRS BTL-C 5.00% due 08/04/2023	20,000	20,228
		115,941
Electronic Components-Semiconductors — 0.0%
NXP BV FRS BTL-D 3.27% due 01/11/2020	183,825	184,361
NXP NV FRS BTL-F 3.27% due 12/07/2020	114,352	114,870
ON Semiconductor Corp. FRS BTL-B 4.02% due 03/31/2023	109,725	110,944
		410,175
Extended Service Contracts — 0.0%
Sedgwick Claims Management Services, Inc. FRS
1st Lien
3.75% due 03/01/2021	262,575	262,510
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 6.75% due 02/28/2022	125,000	124,531
		387,041
Finance-Other Services — 0.0%
Rexnord LLC BTL-B 3.75% due 08/21/2023	288,324	289,405
Food-Baking — 0.0%
Hostess Brands LLC FRS BTL 4.00% due 08/03/2022	147,750	149,320
Food-Meat Products — 0.1%
JBS USA LLC FRS BTL-B 4.00% due 10/30/2022	455,400	458,056
Food-Retail — 0.0%
Albertsons LLC FRS BTL-B 3.77% due 08/25/2021	152,878	154,455
Albertsons LLC FRS BTL-B 4.24% due 12/21/2022	99,501	100,886
		255,341

Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. FRS BTL-B2 6.00% due 10/01/2021	151,900	153,636
Hotels/Motels — 0.0%
La Quinta Intermediate Holdings LLC FRS BTL-B 3.75% due 04/14/2021	115,010	114,974
Human Resources — 0.0%
On Assignment, Inc. FRS BTL-B 3.52% due 06/03/2022	182,885	184,599
Independent Power Producers — 0.1%
Calpine Corp. FRS BTL 3.75% due 05/31/2023	621,875	624,725
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 4.00% due 10/02/2020	340,375	341,864
USI, Inc. FRS BTL-B 4.25% due 12/27/2019	317,403	318,328
		660,192
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B2 4.02% due 07/08/2020	311,560	312,729
Asurion LLC FRS 2nd Lien 8.50% due 03/03/2021	305,000	308,660
		621,389
Internet Connectivity Services — 0.1%
Zayo Group LLC FRS BTL-B 3.75% due 05/06/2021	440,500	444,263
Investment Companies — 0.0%
Frank Russell Co. FRS BTL 6.75% due 06/01/2023	134,325	135,416
Investment Management/Advisor Services — 0.1%
SAM Finance Lux SARL FRS BTL 4.25% due 12/17/2020	503,370	505,572
Leisure Games — 0.0%
Aristocrat International Pty, Ltd. FRS BTL-B1 3.63% due 10/20/2021	103,846	104,833
Machinery-General Industrial — 0.0%
Gardner Denver, Inc. FRS BTL 4.55% due 07/30/2020	241,875	239,003
Medical Labs & Testing Services — 0.0%
American Renal Holdings, Inc. FRS BTL-B 4.75% due 08/20/2019	189,991	189,753
inVentiv Health, Inc. BTL-B 4.75% due 11/09/2023	180,000	180,141
		369,894
Medical-Drugs — 0.0%
Endo Lux Finance Co. FRS BTL 3.81% due 09/26/2022	361,350	362,366
Medical-HMO — 0.1%
MultiPlan, Inc. FRS BTL-B 5.00% due 06/07/2023	255,187	259,471
Opal Acquisition, Inc. FRS 1st Lien 5.00% due 11/27/2020	302,827	284,279
		543,750
Medical-Hospitals — 0.0%
CHS/Community Health Systems, Inc. FRS BTL-G 3.75% due 12/31/2019	34,857	33,691
CHS/Community Health Systems, Inc. FRS BTL-H 4.00% due 01/27/2021	165,312	159,437
Envision Healthcare Corp. FRS BTL-C 4.00% due 12/01/2023	129,025	129,831
		322,959
Medical-Wholesale Drug Distribution — 0.0%
Vizient, Inc. FRS BTL-B2 5.00% due 02/13/2023	140,776	142,712
Metal Processors & Fabrication — 0.1%
AFGlobal Corp. FRS 1st Lien 5.00% due 12/19/2019	96,764	50,438
Crosby US Acquisition Corp. FRS 1st Lien 4.00% due 11/23/2020	528,650	472,701
		523,139
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 4.25% due 07/06/2021	173,396	173,369

Oil & Gas Drilling — 0.0%
Paragon Offshore Finance Co. FRS BTL-B 5.50% due 07/16/2021(19)	98,750	35,221
Seadrill Operating LP FRS BTL-B 4.00% due 02/21/2021	213,643	145,633
		180,854
Oil Companies-Exploration & Production — 0.0%
American Energy-Marcellus LLC FRS 1st Lien 5.25% due 08/04/2020	100,000	54,500
California Resources Corp. BTL 11.38% due 12/31/2021	130,000	144,137
Chesapeake Energy Corp BTL 8.50% due 08/23/2021	105,000	114,144
		312,781
Oil Companies-Integrated — 0.0%
Power Buyer LLC FRS BTL 4.25% due 05/06/2020	246,368	245,752
Oil Refining & Marketing — 0.0%
Western Refining, Inc. FRS BTL-B 5.25% due 11/12/2020	116,400	116,909
Pipelines — 0.0%
Energy Transfer Equity LP FRS BTL 3.38% due 12/02/2019	280,500	280,149
Professional Sports — 0.1%
Delta 2 Luxembourg SARL FRS BTL-B3 5.06% due 07/30/2021	400,000	403,643
Delta 2 Luxembourg SARL FRS 2nd Lien 8.06% due 07/29/2022	120,000	120,720
		524,363
Real Estate Investment Trusts — 0.0%
MGM Growth Properties Operating Partnership LP FRS BTL-B 3.52% due 04/07/2023	292,788	294,892
Real Estate Management/Services — 0.0%
DTZ US Borrower LLC FRS BTL-B 4.25% due 11/04/2021	360,959	361,786
Recreational Centers — 0.0%
Town Sports International LLC FRS BTL-B 4.50% due 11/15/2020	176,587	143,035
Rental Auto/Equipment — 0.0%
Fly Funding II SARL FRS BTL-B 3.64% due 02/09/2022	110,500	111,225
Research & Development — 0.0%
Pharmaceutical Product Development LLC FRS BTL-B 4.25% due 08/18/2022	222,916	224,913
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. FRS BTL-B1 3.75% due 01/30/2023	80,133	80,877
Retail-Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL 3.88% due 08/18/2023	99,750	100,888
Retail-Discount — 0.1%
BJ’s Wholesale Club, Inc. FRS 1st Lien 4.50% due 09/26/2019	597,942	602,800
Retail-Leisure Products — 0.0%
Party City Holdings, Inc. FRS BTL-B 4.20% due 08/19/2022	261,128	262,556
Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL 4.00% due 06/05/2020	152,288	151,716
Bass Pro Group LLC BTL-B
5.97% due 12/15/2023	250,000	247,634
		399,350
Rubber/Plastic Products — 0.0%
Flex Acquisition Co, Inc. FRS BTL 4.25% due 12/29/2023	100,000	100,875
Steel-Specialty — 0.0%
Signode Industrial Group US, Inc. FRS BTL-B 4.00% due 05/01/2021	79,884	80,134
Telecom Services — 0.0%
UPC Financing Partnership FRS BTL-AN 4.08% due 08/31/2024	175,000	176,663
Telecommunication Equipment — 0.0%
CommScope, Inc. FRS BTL 3.27% due 12/29/2022	118,500	119,463
Telephone-Integrated — 0.1%
Level 3 Financing, Inc. FRS BTL-BII 3.50% due 05/31/2022	225,000	226,828
Level 3 Financing, Inc. FRS BTL-B 4.00% due 01/15/2020	200,000	202,500
		429,328
Television — 0.1%
ION Media Networks, Inc. FRS BTL 4.50% due 12/18/2020	177,551	177,921

Tribune Media Co. FRS BTL-B 3.77% due 12/27/2020	613,090		617,178
			795,099
Total Loans (cost $23,179,564)			23,064,880
FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Central Bank — 0.1%
Bank of Thailand Notes 1.49% due 02/23/2018	THB	54,190,000	1,509,790
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		159,000	159,145
Sovereign — 1.2%
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2017(11)	BRL	11,125,868	3,442,170
Brazil Notas do Tesouro Nacional Series F Notes 10.00% due 01/01/2023	BRL	2,029,000	586,527
Kingdom of Saudi Arabia Senior Notes 2.38% due 10/26/2021*		995,000	966,081
Kingdom of Saudi Arabia Senior Notes 4.50% due 10/26/2046*		855,000	818,947
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		1,200,000	1,080,000
Republic of Argentina Senior Notes 2.26% due 12/31/2038(7)	EUR	1,610,505	943,434
Republic of Colombia Bonds 4.25% due 05/17/2017(11)	COP	2,594,228,910	875,512
Republic of Colombia Senior Notes 5.00% due 06/15/2045		1,219,000	1,156,526
Republic of Turkey Senior Notes 6.00% due 01/14/2041		760,000	703,183
Russian Federation FRS Bonds 11.70% due 01/29/2020	RUB	71,990,000	1,210,786
State of Qatar Senior Notes 4.63% due 06/02/2046*		340,000	339,573
United Mexican States Senior Notes 3.50% due 01/21/2021		135,000	137,160
United Mexican States Senior Notes 4.35% due 01/15/2047		200,000	171,500
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	21,944,600	1,004,437
			13,435,836
Total Foreign Government Obligations (cost $15,445,596)			15,104,771
COMMON STOCKS — 0.0%
Coal — 0.0%
Arch Coal, Inc., Class A†		774	60,411
Insurance-Reinsurance — 0.0%
WMIH Corp.†		1,989	3,083
Oil Companies-Exploration & Production — 0.0%
TE Holdcorp LLC, Class A(3)(14)(20)		2,426	24,262
Television — 0.0%
ION Media Networks, Inc.†(3)(14)		22	11,768
Total Common Stocks (cost $138,289)			99,524
PREFERRED SECURITIES — 0.0%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70%		7,606	156,760
Telecom Services — 0.0%
Qwest Corp.
6.13%		9,010	204,437
Total Preferred Securities (cost $415,370)			361,197
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.6%
Banks-Commercial — 0.5%
Allied Irish Banks PLC FRS 7.38% due 12/03/2020(15)	EUR	750,000	778,432
Banco Bilbao Vizcaya Argentaria SA FRS 7.00% due 02/19/2019(15)	EUR	800,000	807,627
Banco Bilbao Vizcaya Argentaria SA FRS 8.88% due 04/14/2021(15)	EUR	200,000	226,341
Banco Bilbao Vizcaya Argentaria SA FRS 9.00% due 05/09/2018(15)		800,000	832,797
Banco Santander SA FRS 6.25% due 03/12/2019(15)	EUR	500,000	492,114
Banco Santander SA FRS 6.25% due 09/11/2021(15)	EUR	200,000	197,224
Bank of Ireland FRS 7.38% due 06/18/2020(15)	EUR	700,000	749,971
Intesa Sanpaolo SpA FRS 7.70% due 09/17/2025*(15)		1,025,000	962,219

Santander UK Group Holdings PLC FRS 7.38% due 06/24/2022(15)	GBP	425,000	523,797
			5,570,522
Banks-Fiduciary — 0.0%
State Street Corp. FRS 1.96% due 06/01/2077		300,000	265,125
Banks-Super Regional — 0.1%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(15)		209,000	194,439
Wells Fargo Capital X 5.95% due 12/01/2086		84,000	87,360
			281,799
Diversified Banking Institutions — 0.8%
Barclays PLC FRS 7.88% due 03/15/2022(15)		225,000	227,813
Barclays PLC FRS 8.00% due 12/15/2020(15)	EUR	785,000	871,481
BNP Paribas SA FRS 7.63% due 03/30/2021*(15)		470,000	495,897
Credit Agricole SA FRS 7.50% due 06/23/2026(15)	GBP	100,000	123,214
Credit Agricole SA FRS 8.13% due 12/23/2025*(15)		1,125,000	1,184,017
Credit Suisse Group AG FRS 6.25% due 12/18/2024*(15)		1,735,000	1,688,502
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(15)		192,000	192,960
Royal Bank of Scotland Group PLC FRS 7.50% due 08/10/2020(15)		520,000	492,700
Royal Bank of Scotland Group PLC FRS 8.63% due 08/15/2021(15)		415,000	423,300
Societe Generale SA FRS 7.38% due 09/13/2021*(15)		1,086,000	1,084,176
Societe Generale SA FRS 8.25% due 11/29/2018(15)		740,000	769,644
UBS Group AG FRS 5.75% due 02/19/2022(15)	EUR	200,000	221,318
UBS Group AG FRS 6.88% due 03/22/2021(15)		450,000	457,875
UBS Group AG FRS 7.00% due 02/19/2025(15)		200,000	209,856
UBS Group AG FRS 7.13% due 02/19/2020(15)		600,000	617,024
UniCredit SpA FRS 8.00% due 06/03/2024(15)		210,000	192,675
			9,252,452
Electric-Integrated — 0.0%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054		123,000	126,075
Southern Co. FRS Series B 5.50% due 03/15/2057		136,000	137,503
			263,578
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(3)(14)		58,000	6
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043		142,000	142,777
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*		175,000	140,875
Food-Dairy Products — 0.0%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		230,000	248,400
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045		65,000	66,463
Prudential Financial, Inc. FRS 5.63% due 06/15/2043		167,000	173,471
			239,934
Insurance-Multi-line — 0.0%
MetLife, Inc. 6.40% due 12/15/2066		189,000	204,120
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II
9.70% due 04/01/2030		250,000	366,189
Sompo Japan Insurance, Inc. FRS 5.33% due 03/28/2073*		450,000	468,000
			834,189
Pipelines — 0.0%
TransCanada Trust FRS 5.63% due 05/20/2075		83,000	83,830
Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053		284,000	299,620
Total Preferred Securities/Capital Securities (cost $18,122,908)			17,827,227
Total Long-Term Investment Securities (cost $1,196,686,820)			1,201,555,275

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Commercial Paper — 0.3%
KFW International Finance, Inc. 0.83% due 02/01/2017*		$3,020,000	3,020,000
Foreign Government Obligations — 0.3%
Government of Romania Bills 0.55% due 08/28/2017	RON	1,810,000	417,422
Government of Romania Bills 0.56% due 08/28/2017	RON	3,000,000	691,861
Government of Romania Bills 0.58% due 06/26/2017	RON	10,005,000	2,310,441
			3,419,724
Total Short-Term Investment Securities (cost $6,716,468)			6,439,724
REPURCHASE AGREEMENTS — 3.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/30/2016, to be repurchased 01/03/2017 in the amount of $682,001 and collateralized by $690,000 of United States Treasury Notes, bearing interest at 1.63% due 04/30/2019 and having an approximate value of $696,607	682,000		682,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/30/2016, to be repurchased 01/03/2017 in the amount of $10,934,012 and collateralized by $10,560,000 of United States Treasury Notes, bearing interest at 3.13% due 05/15/2021 and having an approximate value of $11,153,525	10,934,000		10,934,000
Bank of America Securities LLC Joint Repurchase Agreement(21)	7,520,000		7,520,000
Barclays Capital, Inc. Joint Repurchase Agreement(21)	8,200,000		8,200,000
BNP Paribas SA Joint Repurchase Agreement(21)	4,785,000		4,785,000
Deutsche Bank AG Joint Repurchase Agreement(21)	11,340,000		11,340,000
RBS Securities, Inc. Joint Repurchase Agreement(21)	1,365,000		1,365,000
Total Repurchase Agreements (cost $44,826,000)			44,826,000
TOTAL INVESTMENTS (cost $1,248,229,288)(18)	110.2%		1,252,820,999
Liabilities in excess of other assets	(10.2)		(115,741,137)
NET ASSETS	100.0%		$1,137,079,862

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2016, the aggregate value of these securities was $150,417,885 representing 13.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	“Step-down” security where the rate decreases (“steps-down”) at a predetermined rate. The rate reflected is as of December 31, 2016.
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2016.
(8)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(11)	Principal amount of security is adjusted for inflation.
(12)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(13)	Security in default of principal and interest.
(14)	Illiquid security. At December 31, 2016, the aggregate value of these securities was $4,444,699 representing 0.4% of net assets.
(15)	Perpetual maturity - maturity date reflects the next call date.
(16)	Denominated in United States dollars unless otherwise indicated.
(17)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(18)	See Note 4 for cost of investments on a tax basis.
(19)	Company has filed for bankruptcy protection.

(20)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2016, the Diversified Fixed Income Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Common Stocks
TE Holdcorp LLC, Class A	09/18/2014	2,426	$89,032	$24,262	$10.00	0.00%

(21)	See Note 2 for details of Joint Repurchase Agreements.

BRL	—	Brazilian Real
BTL	—	Bank Term Loan
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
COP	—	Colombian Peso
EUR	—	Euro Currency
GBP	—	Pound Sterling
MXN	—	Mexican Peso
RON	—	Romanian Leu
RUB	—	Russian Ruble
TBA	—

Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

THB	—	Thailand Baht
TIPS	—	Treasury Inflation Protected Securities
FRS	—	Floating Rate Security
VRS	—	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number						Unrealized
of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2016	(Depreciation)

45	Long	Australian 10 Year Treasury Bonds	March 2017	$4,129,642	$4,148,344	$18,702
338	Short	U.S. Treasury 10 Year Notes	March 2017	42,213,520	42,007,062	206,458
36	Long	U.S. Treasury 10 Year Ultra Bonds	March 2017	4,752,125	4,826,250	74,125
42	Long	U.S. Treasury 2 Year Notes	March 2017	9,091,351	9,100,875	9,524
463	Long	U.S. Treasury 5 Year Notes	March 2017	54,554,422	54,478,461	(75,961)
117	Long	U.S. Treasury Long Bonds	March 2017	17,780,144	17,626,781	(153,363)
71	Short	U.S. Treasury Ultra Bonds	March 2017	11,464,917	11,377,750	87,167
						$166,652

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	1,110,000	USD	1,198,332	03/15/2017	$25,820	$—
	GBP	517,000	USD	640,602	01/31/2017	2,982	—
	USD	423,881	EUR	370,000	03/15/2017	—	(33,044)
						28,802	(33,044)
Barclays Bank PLC	EUR	4,041,000	USD	4,223,835	01/31/2017	—	(35,846)
	RUB	76,628,000	USD	1,163,852	03/15/2017	—	(65,421)
	TRY	725,000	USD	222,179	03/15/2017	19,753	—
	USD	520,602	TRY	1,818,000	03/15/2017	—	(13,002)
						19,753	(114,269)
BNP Paribas SA	RON	1,810,000	USD	461,440	08/28/2017	39,762	—
	TRY	728,000	USD	223,464	03/15/2017	20,201	—
						59,963	—
Citibank N.A.	RON	10,005,000	USD	2,497,847	06/26/2017	168,727	—
	USD	599,400	EUR	540,000	03/15/2017	—	(28,989)
	USD	720	ZAR	10,000	03/15/2017	—	(1)
						168,727	(28,990)
Goldman Sachs International	BRL	1,989,000	USD	585,086	03/15/2017	—	(14,313)
	USD	509,958	TRY	1,818,000	03/15/2017	—	(2,359)
						—	(16,672)
HSBC Bank USA	TRY	1,461,000	USD	445,568	03/15/2017	37,646	—

JPMorgan Chase Bank	MXN	21,722,000	USD	1,082,661	03/15/2017	44,502	—
	RON	3,000,000	USD	765,697	08/28/2017	66,783	—
	THB	54,316,000	USD	1,525,302	03/15/2017	9,029	—
	TRY	722,000	USD	216,522	03/15/2017	14,934	—
						135,248	—
Morgan Stanley and Co., Inc.	EUR	970,000	USD	1,036,523	03/15/2017	11,895	—

National Australia Bank Limited	EUR	115,000	USD	121,524	01/31/2017	301	—

Royal Bank of Canada	USD	380,562	MXN	7,920,000	03/15/2017	—	(2,042)

State Street Bank and Trust Co.	BRL	11,236,000	USD	3,255,019	03/15/2017	—	(131,026)
	COP	2,663,800,000	USD	875,271	03/15/2017	—	(1,319)
						—	(132,345)
UBS AG	USD	229,324	EUR	200,000	03/15/2017	—	(18,061)
Net Unrealized Appreciation (Depreciation)						$462,335	$(345,423)

BRL — Brazilian Real

COP — Colombian Peso

EUR — Euro Currency

GBP — Pound Sterling

MXN — Mexican Peso

RON — Romanian Leu

RUB — Russian Ruble

THB — Thailand Baht

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

Centrally Cleared Credit Default Swaps on Credit Indicies  — Sell Protection(1)

					Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Implied Credit Spread at December 31, 2016(2)	Notional Amount(000’s)(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America Investment Grade Index	(1.00)%	12/20/2021	0.68%	$6,281	$(75,244)	$(19,784)

Over the Counter Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000’s)		Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
INR	80,250	09/12/2021	6.26%	6 Month INR-MIBOR-OIS-COMPOUND	$—	$1,514

INR — Indian Rupee

OIS — Overnight Index Swap

MIBOR — Mumbai Interbank Offered Rate

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$126,324,893	$3,921,271	$130,246,164
U.S. Corporate Bonds & Notes:
Airlines	—	325,491	14,646	340,137
Finance-Investment Banker/Broker	—	352,052	23	352,075
Gambling (Non-Hotel)	—	311,700	16	311,716
Other Industries	—	301,207,935	—	301,207,935
Foreign Corporate Bonds & Notes	—	61,772,187	—	61,772,187
U.S. Government Agencies	—	227,460,084	—	227,460,084
U.S. Government Treasuries	—	418,223,014	—	418,223,014
Municipal Bond & Notes	—	5,184,364	—	5,184,364
Loans	—	23,064,880	—	23,064,880
Foreign Government Obligations	—	15,104,771	—	15,104,771
Common Stocks:
Oil Companies-Exploration & Production	—	—	24,262	24,262
Television	—	—	11,768	11,768
Other Industries	63,494	—	—	63,494
Preferred Securities	361,197	—	—	361,197
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	6	6
Other Industries	—	17,827,221	—	17,827,221
Short-Term Investment Securities	—	6,439,724	—	6,439,724
Repurchase Agreements	—	44,826,000	—	44,826,000
Total Investments at Value	$424,691	$1,248,424,316	$3,971,992	$1,252,820,999

Other Financial Instruments:†
Futures Contracts	$395,976	$—	$—	$395,976
Forward Foreign Currency Contracts	—	462,335	—	462,335
Over the Counter Interest Rate Swap Contracts	—	1,514	—	1,514
Total Other Financial Instruments	$395,976	$463,849	$—	$859,825

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$229,324	$—	$—	$229,324
Forward Foreign Currency Contracts	—	345,423	—	345,423
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	—	19,784	—	19,784
Total Other Financial Instruments	$229,324	$365,207	$—	$594,531

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST REAL RETURN PORTFOLIO

Portfolio of Investments — December 31, 2016 — (unaudited)

Security Description	Shares/ Principal Amount(8)		Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 35.3%
Sovereign — 35.3%
Bundesrepublik Deutschland Bonds 0.10% due 04/15/2023	EUR	24,530,151	$28,296,216
Government of Australia Senior Notes 1.00% due 11/21/2018	AUD	6,034,723	4,384,044
Government of Australia Senior Notes 3.00% due 09/20/2025	AUD	3,367,473	2,880,706
Government of Australia Senior Notes 4.00% due 08/20/2020	AUD	18,513,600	15,066,312
Government of Canada Bonds 4.25% due 12/01/2021	CAD	13,829,354	12,503,738
Government of France Bonds 0.25% due 07/25/2024	EUR	14,413,019	16,643,845
Government of France Bonds 1.10% due 07/25/2022	EUR	15,877,688	18,958,799
Government of France Bonds 1.30% due 07/25/2019	EUR	11,157,878	12,713,701
Government of France Bonds 2.10% due 07/25/2023	EUR	6,587,736	8,476,835
Government of New Zealand Senior Notes 2.00% due 09/20/2025	NZD	16,814,374	11,811,535
Government of Spain Senior Notes 0.55% due 11/30/2019*	EUR	8,043,530	8,828,093
Government of Spain Senior Notes 1.80% due 11/30/2024*	EUR	4,017,232	4,806,294
Italy Buoni Poliennali Del Tesoro Bonds 2.10% due 09/15/2021	EUR	724,777	845,557
Italy Buoni Poliennali Del Tesoro Senior Notes 2.35% due 09/15/2024*	EUR	13,116,195	15,753,191
Italy Buoni Poliennali Del Tesoro Senior Notes 2.60% due 09/15/2023	EUR	1,333,409	1,632,823
United Kingdom Gilt Treasury Bonds 1.50% due 01/22/2021	GBP	8,434,000	10,843,198
United Kingdom Gilt Treasury Bonds 1.50% due 07/22/2026	GBP	4,416,000	5,569,556
United Kingdom Inflation Linked Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	7,822,109	12,275,812
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 04/16/2020	GBP	11,762,686	16,875,866
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 07/17/2024	GBP	9,668,949	16,331,664
Total Foreign Government Obligations (cost $250,266,836)			225,497,785
U.S. GOVERNMENT TREASURIES (1)— 53.0%
United States Treasury Bonds — 14.7%
2.38% due 01/15/2025 TIPS		37,508,738	43,067,757
2.38% due 01/15/2027 TIPS		3,562,299	4,173,058
2.50% due 01/15/2029 TIPS		38,541,223	46,486,612
			93,727,427
United States Treasury Notes — 38.3%
0.13% due 04/15/2019 TIPS		6,488,638	6,569,636
0.13% due 01/15/2022 TIPS		10,711,739	10,729,906
0.13% due 07/15/2022 TIPS		23,161,429	23,220,051
0.13% due 01/15/2023 TIPS		46,342,184	45,999,901
0.13% due 07/15/2024 TIPS		28,719,816	28,214,204
0.38% due 07/15/2023 TIPS		23,598,810	23,810,137
0.38% due 07/15/2025 TIPS		12,389,470	12,322,170
0.63% due 07/15/2021 TIPS		35,174,127	36,296,181
0.63% due 01/15/2024 TIPS		5,677,006	5,776,757
1.13% due 01/15/2021 TIPS		13,856,575	14,536,447
1.63% due 01/15/2018 TIPS(7)		35,852,338	36,789,267
			244,264,657
Total U.S. Government Treasuries (cost $340,042,164)			337,992,084
COMMON STOCKS — 0.0%
Printing-Commercial — 0.0%
Quad/Graphics, Inc.		22	591
Television — 0.0%
ION Media Networks, Inc.†(2)(3)(4)		233	124,640
Total Common Stocks (cost $2)			125,231
Total Long-Term Investment Securities (cost $590,309,002)			563,615,100
REPURCHASE AGREEMENTS — 1.6%
Bank of America Securities LLC Joint Repurchase Agreement(5)		$2,300,000	2,300,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)		2,510,000	2,510,000
BNP Paribas SA Joint Repurchase Agreement(5)		1,460,000	1,460,000
Deutsche Bank AG Joint Repurchase Agreement(5)		3,480,000	3,480,000
RBS Securities, Inc. Joint Repurchase Agreement(5)		415,000	415,000
Total Repurchase Agreements (cost $10,165,000)			10,165,000
TOTAL INVESTMENTS (cost $600,474,002)(6)		89.9%	573,780,100
Other assets less liabilities		10.1	64,188,451
NET ASSETS		100.0%	$637,968,551

1

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2016, the aggregate value of these securities was $29,387,578 representing 4.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Principal amount of security is adjusted for inflation.
(2)	Illiquid security. At December 31, 2016, the aggregate value of this security was $124,640 representing 0.0% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2016, the Real Return Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
ION Media Networks, Inc.	12/21/2016	233	$2	$124,640	$534.93	0.02%

(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Denominated in United States dollars unless otherwise indicated.
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro Currency
GBP	— Pound Sterling
NZD	— New Zealand Dollar
TIPS	— Treasury Inflation Protected Securities

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2016	Unrealized Appreciation (Depreciation)
96	Long	Australian 10-Year Treasury Bonds	March 2017	$8,810,070	$8,849,801	$39,731
99	Short	U.S. Treasury 10 Year Notes	March 2017	12,364,113	12,303,844	60,269
49	Short	U.S. Treasury 10 Year Ultra Notes	March 2017	6,548,775	6,569,063	(20,288)
						$79,712

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	GBP	50,042,000	USD	62,005,791	01/31/2017	$288,661	$—

Barclays Bank PLC	AUD	15,677,000	USD	11,368,192	01/31/2017	62,541	—
	EUR	109,598,000	USD	114,556,762	01/31/2017	—	(972,196)
						62,541	(972,196)
Commonwealth Bank of Australia Sydney	AUD	15,678,000	USD	11,355,403	01/31/2017	49,031	—

National Australia Bank, Ltd	NZD	16,859,000	USD	11,657,999	01/31/2017	—	(43,646)

Standard Chartered Bank	CAD	17,366,000	USD	13,000,973	01/31/2017	62,309	—

State Street Bank and Trust Co.	EUR	24,000,000	USD	24,987,866	01/17/2017	—	(295,529)

UBS AG	JPY	3,268,650,000	USD	30,034,540	01/06/2017	2,065,050	—

Net Unrealized Appreciation (Depreciation)						$2,527,592	$(1,311,371)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$225,497,785	$—	$225,497,785
U.S. Government Treasuries	—	337,992,084	—	337,992,084
Common Stocks
Printing-Commercial	591	—	—	591
Television	—	—	124,640	124,640
Repurchase Agreements	—	10,165,000	—	10,165,000
Total Investments at Value	$591	$573,654,869	$124,640	$573,780,100

Other Financial Instruments:†
Futures Contracts	$100,000	$—	$—	$100,000
Forward Foreign Currency Contracts	—	2,527,592	—	2,527,592
Total Other Financial Instruments	$100,000	$2,527,592	$—	$2,627,592

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$20,288	$—	$—	$20,288
Forward Foreign Currency Contracts	—	1,311,371	—	1,311,371
Total Other Financial Instruments	$20,288	$1,311,371	$—	$1,331,659

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

2

Seasons Series Trust SA Columbia Focused Growth Portfolio

Portfolio of Investments — December 31, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.3%
Applications Software — 6.1%
salesforce.com, Inc.†	63,022	$4,314,486
ServiceNow, Inc.†	49,706	3,695,144
		8,009,630
Athletic Footwear — 4.1%
NIKE, Inc., Class B	104,197	5,296,333
Auto/Truck Parts & Equipment-Original — 3.4%
Mobileye NV†	118,097	4,501,858
Beverages-Non-alcoholic — 3.3%
Monster Beverage Corp.†	98,517	4,368,244
Coatings/Paint — 3.1%
Sherwin-Williams Co.	15,249	4,098,016
Computer Software — 2.8%
Splunk, Inc.	70,831	3,623,006
Drug Delivery Systems — 1.8%
DexCom, Inc.†	38,793	2,315,942
E-Commerce/Products — 7.6%
Alibaba Group Holding, Ltd. ADR†	53,967	4,738,842
Amazon.com, Inc.†	6,905	5,177,853
		9,916,695
E-Commerce/Services — 6.2%
MercadoLibre, Inc.	20,550	3,208,677
Priceline Group, Inc.†	3,310	4,852,658
		8,061,335
Electronic Components-Semiconductors — 1.3%
NVIDIA Corp.	16,070	1,715,312
Electronic Forms — 2.9%
Adobe Systems, Inc.†	37,199	3,829,637
Entertainment Software — 3.4%
Activision Blizzard, Inc.	122,451	4,421,706
Finance-Credit Card — 3.2%
Visa, Inc., Class A	54,197	4,228,450
Finance-Investment Banker/Broker — 3.1%
Charles Schwab Corp.	102,420	4,042,517
Finance-Other Services — 2.8%
Intercontinental Exchange, Inc.	64,150	3,619,343
Internet Content-Entertainment — 3.8%
Facebook, Inc., Class A†	42,546	4,894,917
Internet Security — 2.3%
Palo Alto Networks, Inc.	24,484	3,061,724
Lighting Products & Systems — 2.0%
Acuity Brands, Inc.	11,031	2,546,617
Medical Instruments — 2.2%
Edwards Lifesciences Corp.†	30,207	2,830,396
Medical-Biomedical/Gene — 18.8%
Alexion Pharmaceuticals, Inc.†	34,418	4,211,042
Biogen, Inc.†	13,534	3,837,972
Celgene Corp.†	44,712	5,175,414
Illumina, Inc.†	28,730	3,678,589
Intercept Pharmaceuticals, Inc.†	30,335	3,295,898
Vertex Pharmaceuticals, Inc.†	59,098	4,353,750
		24,552,665
Medical-Drugs — 6.5%
Bristol-Myers Squibb Co.	98,101	5,733,023
Shire PLC ADR	16,011	2,727,954
		8,460,977
Retail-Discount — 2.3%
Costco Wholesale Corp.	18,590	2,976,445
Retail-Perfume & Cosmetics — 1.2%
Ulta Salon Cosmetics & Fragrance, Inc.†	5,950	1,516,893
Retail-Restaurants — 4.1%
Starbucks Corp.	96,130	5,337,137
Total Long-Term Investment Securities (cost $131,547,180)		128,225,795
REPURCHASE AGREEMENTS — 0.7%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 12/30/2016, to be repurchased 01/03/2017 in the amount of $918,001 and collateralized by $925,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $936,370. (cost $918,000)	$918,000	918,000
TOTAL INVESTMENTS (cost $132,465,180) (1)	99.0%	129,143,795
Other assets less liabilities	1.0	1,275,588
NET ASSETS	100.0%	$130,419,383

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

1

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$128,225,795	$—	$—	$128,225,795
Repurchase Agreements	—	918,000	—	918,000
Total Investments at Value	$128,225,795	$918,000	$—	$129,143,795

*     For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

2

SEASONS SERIES TRUST SA COLUMBIA FOCUSED VALUE PORTFOLIO

Portfolio of Investments — December 31, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.2%
Aerospace/Defense-Equipment — 2.0%
United Technologies Corp.	70,000	$7,673,400
Banks-Super Regional — 3.3%
Wells Fargo & Co.	230,000	12,675,300
Chemicals-Diversified — 2.7%
FMC Corp.	185,000	10,463,600
Computer Services — 2.8%
Teradata Corp.†	400,000	10,868,000
Diversified Banking Institutions — 14.1%
Bank of America Corp.	800,000	17,680,000
Citigroup, Inc.	185,000	10,994,550
JPMorgan Chase & Co.	125,000	10,786,250
Morgan Stanley	350,000	14,787,500
		54,248,300
Electric-Integrated — 6.7%
AES Corp.	850,000	9,877,000
NextEra Energy, Inc.	135,000	16,127,100
		26,004,100
Electronic Components-Misc. — 3.4%
Corning, Inc.	544,000	13,202,880
Food-Meat Products — 2.8%
Tyson Foods, Inc., Class A	176,737	10,901,138
Instruments-Controls — 3.0%
Honeywell International, Inc.	100,000	11,585,000
Insurance-Life/Health — 3.4%
Unum Group	300,000	13,179,000
Insurance-Multi-line — 3.5%
MetLife, Inc.	250,000	13,472,500
Medical Products — 2.0%
Baxter International, Inc.	175,000	7,759,500
Medical-Drugs — 2.4%
Bristol-Myers Squibb Co.	159,700	9,332,868
Medical-HMO — 3.2%
Humana, Inc.	60,000	12,241,800
Oil Companies-Exploration & Production — 4.0%
Anadarko Petroleum Corp.	160,627	11,200,521
Marathon Oil Corp.	250,000	4,327,500
		15,528,021
Oil Companies-Integrated — 1.9%
Chevron Corp.	63,704	7,497,961
Oil Refining & Marketing — 3.7%
Marathon Petroleum Corp.	125,000	6,293,750
Valero Energy Corp.	115,000	7,856,800
		14,150,550
Oil-Field Services — 2.9%
Halliburton Co.	205,000	11,088,450
Pharmacy Services — 2.2%
Express Scripts Holding Co.†	125,000	8,598,750
Pipelines — 1.1%
Williams Cos., Inc.	130,000	4,048,200
Retail-Building Products — 2.6%
Lowe’s Cos., Inc.	140,000	9,956,800
Retail-Discount — 2.5%
Costco Wholesale Corp.	60,000	9,606,600
Semiconductor Components-Integrated Circuits — 2.9%
QUALCOMM, Inc.	169,490	11,050,748
Semiconductor Equipment — 2.8%
Applied Materials, Inc.	333,500	10,762,045
Telecommunication Equipment — 2.0%
Juniper Networks, Inc.	266,000	7,517,160
Telephone-Integrated — 4.0%
Verizon Communications, Inc.	290,000	15,480,200
Tobacco — 5.0%
Altria Group, Inc.	134,000	9,061,080
Philip Morris International, Inc.	110,000	10,063,900
		19,124,980
Transport-Rail — 3.3%
CSX Corp.	181,100	6,506,923
Union Pacific Corp.	59,800	6,200,064
		12,706,987
Total Long-Term Investment Securities (cost $323,284,299)		370,724,838
REPURCHASE AGREEMENTS — 3.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/30/2016, to be repurchased 01/03/2017 in the amount of $15,001,017 collateralized by $15,120,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $15,305,855 (cost $15,001,000)	$15,001,000	15,001,000
TOTAL INVESTMENTS (cost $338,285,299) (1)	100.1%	385,725,838
Liabilities in excess of other assets	(0.1)	(225,372)
NET ASSETS	100.0%	$385,500,466

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

1

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$370,724,838	$—	$—	$370,724,838
Repurchase Agreements	—	15,001,000	—	15,001,000
Total Investments at Value	$370,724,838	$15,001,000	$—	$385,725,838

*      For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

2

SEASONS SERIES TRUST ALLOCATION GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 55.8%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	1,225,636	$15,341,858
Seasons Series Trust Large Cap Value Portfolio, Class 1	1,093,056	18,223,203
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	161,826	2,565,723
Seasons Series Trust Mid Cap Value Portfolio, Class 1	170,940	2,980,097
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	178,928	1,366,867
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	100,540	1,822,659
Seasons Series Trust Small Cap Portfolio, Class 1	279,641	3,958,500
SunAmerica Series Trust Real Estate Portfolio, Class 1	172,216	2,597,685
Total Domestic Equity Investment Companies (cost $46,632,241)		48,856,592
Domestic Fixed Income Investment Companies — 24.4%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	1,173,536	13,549,404
Seasons Series Trust Real Return Portfolio, Class 1†	104,473	1,012,315
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	1,020,419	5,865,065
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	87,141	917,258
Total Domestic Fixed Income Investment Companies (cost $21,516,397)		21,344,042
International Equity Investment Companies — 19.9%
Seasons Series Trust International Equity Portfolio, Class 1	1,982,634	15,599,600
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	281,946	1,872,879
Total International Equity Investment Companies (cost $17,702,509)		17,472,479
TOTAL INVESTMENTS (cost $85,851,147)(2)	100.1%	87,673,113
Liabilities in excess of other assets	(0.1)	(48,824)
NET ASSETS	100.0%	$87,624,289

#                               The Seasons Series Trust Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†                               Non-income producing security

(1)                       See Note 3

(2)                       See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$87,673,113	$—	$—	$87,673,113

*                               For a detailed presentation of Investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

Seasons Series Trust Allocation Moderate Growth Portfolio

Portfolio of Investments — December 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 45.9%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	6,097,006	$76,319,085
Seasons Series Trust Large Cap Value Portfolio, Class 1	5,413,698	90,256,054
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	619,668	9,824,736
Seasons Series Trust Mid Cap Value Portfolio, Class 1	707,631	12,336,571
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	795,094	6,073,894
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	523,599	9,492,177
Seasons Series Trust Small Cap Portfolio, Class 1	1,156,855	16,376,041
SunAmerica Series Trust Real Estate Portfolio, Class 1	769,546	11,607,746
		232,286,304
Domestic Fixed Income Investment Companies — 38.5%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	11,676,784	134,817,776
Seasons Series Trust Real Return Portfolio, Class 1†	1,261,568	12,224,256
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	6,672,120	38,349,359
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	902,169	9,496,358
		194,887,749
International Equity Investment Companies — 15.6%
Seasons Series Trust International Equity Portfolio, Class 1	9,261,321	72,869,166
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	977,554	6,493,580
		79,362,746
TOTAL INVESTMENTS (cost $490,972,695)(2)	100.0%	506,536,799
Liabilities in excess of other assets	(0.0)	(188,154)
NET ASSETS	100.0%	$506,348,645

#

The Seasons Series Trust Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†	Non-income producing security
(1)	See Note 3
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$506,536,799	$—	$—	$506,536,799

*    For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION MODERATE PORTFOLIO

Portfolio of Investments — December 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 39.7%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	3,458,097	$43,286,621
Seasons Series Trust Large Cap Value Portfolio, Class 1	3,153,030	52,566,668
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	290,701	4,609,022
Seasons Series Trust Mid Cap Value Portfolio, Class 1	294,691	5,137,526
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	436,945	3,337,918
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	285,976	5,184,373
Seasons Series Trust Small Cap Portfolio, Class 1	639,462	9,052,000
SunAmerica Series Trust Real Estate Portfolio, Class 1	312,154	4,708,502
Total Domestic Equity Investment Companies (cost $117,266,539)		127,882,630
Domestic Fixed Income Investment Companies — 48.1%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	9,463,102	109,259,060
Seasons Series Trust Real Return Portfolio, Class 1†	1,071,796	10,385,419
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	4,453,721	25,598,660
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	915,292	9,634,489
Total Domestic Fixed Income Investment Companies (cost $156,985,018)		154,877,628
International Equity Investment Companies — 12.2%
Seasons Series Trust International Equity Portfolio, Class 1	4,644,898	36,546,608
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	449,749	2,987,541
Total International Equity Investment Companies (cost $40,070,517)		39,534,149
TOTAL INVESTMENTS (cost $314,322,074)(2)	100.0%	322,294,407
Liabilities in excess of other assets	(0.0)	(125,286)
NET ASSETS	100.0%	$322,169,121

#                 The Seasons Series Trust Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†                 Non-income producing security

(1)         See Note 3

(2)         See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$322,294,407	$—	$—	$322,294,407

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST ALLOCATION BALANCED PORTFOLIO

Portfolio of Investments — December 31, 2016 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 28.8%
Seasons Series Trust Large Cap Growth Portfolio, Class 1	1,948,316	$24,387,988
Seasons Series Trust Large Cap Value Portfolio, Class 1	1,849,598	30,836,114
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	82,030	1,300,566
Seasons Series Trust Mid Cap Value Portfolio, Class 1	89,129	1,553,839
Seasons Series Trust SA Columbia Focused Growth Portfolio, Class 1	256,069	1,956,164
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	190,132	3,446,839
Seasons Series Trust Small Cap Portfolio, Class 1	287,809	4,074,129
SunAmerica Series Trust Real Estate Portfolio, Class 1	161,975	2,443,212
Total Domestic Equity Investment Companies (cost $63,770,602)		69,998,851
Domestic Fixed Income Investment Companies — 62.5%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	9,624,082	111,117,698
Seasons Series Trust Real Return Portfolio, Class 1†	1,132,684	10,975,410
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	3,472,096	19,956,571
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1†	896,334	9,434,934
Total Domestic Fixed Income Investment Companies (cost $153,450,207)		151,484,613
International Equity Investment Companies — 8.7%
Seasons Series Trust International Equity Portfolio, Class 1	2,504,867	19,708,589
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	207,996	1,381,649
Total International Equity Investment Companies (cost $21,025,242)		21,090,238
TOTAL INVESTMENTS (cost $238,246,051)(2)	100.0%	242,573,702
Liabilities in excess of other assets	(0.0)	(101,818)
NET ASSETS	100.0%	$242,471,884

#                               The Seasons Series Trust Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†                               Non-income producing security

(1)                       See Note 3

(2)                       See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$242,573,702	$—	$—	$242,573,702

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

NOTES TO PORTFOLIO OF INVESTMENTS - December 31, 2016 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of December 31, 2016, is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in over the counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Option contracts on swaps (“swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Large Cap Value, Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, Diversified Fixed Income and Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Futures: During the period, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Diversified Fixed Income and Real Return Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Options: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolio used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Transactions in options written during the period ended December 31, 2016 are summarized as follows:

	Written Options
	Asset Allocation:
	Diversified Growth Portfolio
	Notional	Premiums
	Amounts	Received
Options outstanding as of March 31, 2016	$—	$—
Options Written	67,998	23,398
Options terminated in closing purchase transactions	(47,384)	(14,385)
Options exercised	—	—
Options expired (written)	(27)	(2,425)
Options outstanding as of December 31, 2016	$20,587	$6,588

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Equity Swap Agreements: During the period, the Asset Allocation: Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio’s sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Diversified Fixed Income and Real Return Portfolios used interest rate swap agreements, including cross-currency swaps, to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables represent the value of derivatives held as of December 31, 2016, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of December 31, 2016, please refer to a schedule following each Portfolio’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Swap Contracts(2)	Foreign Exchange Contracts(2)	Options Purchased(3)	Total

Multi-Managed Growth Portfolio	$5,694	$970	$—	$—	$—	$—	$—	$31,981	$—	$38,645
Multi-Managed Moderate Growth Portfolio	18,522	2,590	—	—	—	—	—	74,327	—	95,439
Multi-Managed Income/Equity Portfolio	19,910	3,108	—	—	—	—	—	95,335	—	118,353
Multi-Managed Income Portfolio	24,107	16,382	—	—	—	—	—	90,131	—	130,620
Asset Allocation: Diversified Growth Portfolio	23,368	—	—	4,450	143,498	16,882	—	6,763	—	194,961
Large Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
Large Cap Value Portfolio	—	—	—	—	—	—	—	25,028	—	25,028
Mid Cap Growth Portfolio	—	—	—	—	—	—	—	—	—	—
Mid Cap Value Portfolio	—	—	—	—	—	—	—	—	—	—
Small Cap Portfolio	—	—	—	—	—	—	—	—	—	—
International Equity Portfolio	—	—	—	23,055	—	—	—	—	—	23,055
Diversified Fixed Income Portfolio	192,049	1,514	—	—	—	—	—	462,335	—	655,898
Real Return Portfolio	10,454	—	—	—	—	—	—	2,527,592	—	2,538,046

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Options Written(3)	Futures Contracts(1)	Swap Contracts(2)	Options Written(3)	Swap Contracts(2)	Foreign Exchange Contracts(2)	Options Written(3)	Total

Multi-Managed Growth Portfolio	$6,615	$—	$—	$570	$—	$—	$—	$5,359	$—	$12,544
Multi-Managed Moderate Growth Portfolio	20,625	—	—	1,995	—	—	—	26,439	—	49,059
Multi-Managed Income/Equity Portfolio	23,656	—	—	—	—	—	—	38,487	—	62,143
Multi-Managed Income Portfolio	22,688	—	—	—	—	—	—	30,303	—	52,991
Asset Allocation: Diversified Growth Portfolio	30,665	—	—	60,025	92,081	7,001	—	184,190	—	373,962
Large Cap Growth Portfolio	—	—	—	5,800	—	—	—	—	—	5,800
Large Cap Value Portfolio	—	—	—	1,600	—	—	—	117,470	—	119,070
Mid Cap Growth Portfolio	—	—	—	2,760	—	—	—	—	—	2,760
Mid Cap Value Portfolio	—	—	—	2,760	—	—	—	—	—	2,760
Small Cap Portfolio	—	—	—	8,598	—	—	—	—	—	8,598
International Equity Portfolio	—	—	—	—	—	—	—	—	—	—
Diversified Fixed Income Portfolio	184,969	—	—	—	—	—	19,784	345,423	—	550,176
Real Return Portfolio	62,359	—	—	—	—	—	—	1,311,371	—	1,373,730

(1)   The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
Multi-Managed Growth Portfolio	$7,557
Multi-Managed Moderate Growth Portfolio	16,388
Multi-Managed Income/Equity Portfolio	19,201
Multi-Managed Income Portfolio	26,046
Asset Allocation: Diversified Growth Portfolio	(55,978)
Large Cap Growth Portfolio	(15,220)
Large Cap Value Portfolio	(13,620)

Portfolio	Cumulative Appreciation (Depreciation)
Mid Cap Growth Portfolio	$(10,467)
Mid Cap Value Portfolio	(10,467)
Small Cap Portfolio	(28,117)
International Equity Portfolio	(101,934)
Diversified Fixed Income Portfolio	166,652
Real Return Portfolio	79,712

(2)         Reported as unrealized appreciation (depreciation) on the Portfolio of Investments

(3)         Reported at value on the Portfolio of Investments

Note 2. Repurchase Agreements

As of December 31, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.41%	$225,000
Multi-Managed Moderate Growth	0.83	455,000
Multi-Managed Income/Equity	0.69	380,000
Multi-Managed Income	1.15	635,000
Large Cap Value	1.80	990,000
Mid Cap Growth	0.17	95,000
Diversified Fixed Income	13.67	7,520,000
Real Return	4.18	2,300,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated December 30, 2016, bearing interest at a rate of 0.46% per annum, with a principal amount of $55,000,000, a repurchase price of $55,002,811, and a maturity date of January 03, 2017. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.13%	05/15/2025	$15,618,500	$15,300,106
U.S. Treasury Notes	2.25	11/15/2025	41,385,400	40,816,645

As of December 31, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.42%	$250,000
Multi-Managed Moderate Growth	0.83	500,000
Multi-Managed Income/Equity	0.69	415,000
Multi-Managed Income	1.16	695,000
Large Cap Value	1.80	1,080,000
Mid Cap Growth	0.18	105,000
Diversified Fixed Income	13.67	8,200,000
Real Return	4.18	2,510,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated December 30, 2016, bearing interest at a rate of 0.40% per annum, with a principal amount of $60,000,000, a repurchase price of $60,002,667, and a maturity date of January 03, 2017. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	5.50%	08/15/2028	$46,718,000	$61,200,580

As of December 31, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.41%	$145,000
Multi-Managed Moderate Growth	0.83	290,000
Multi-Managed Income/Equity	0.69	240,000
Multi-Managed Income	1.16	405,000
Large Cap Value	1.80	630,000
Mid Cap Growth	0.17	60,000
Diversified Fixed Income	13.67	4,785,000
Real Return	4.17	1,460,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated December 30, 2016, bearing interest at a rate of 0.50% per annum, with a principal amount of $35,000,000, a repurchase price of $35,001,944, and a maturity date of January 03, 2017. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.13%	02/28/2021	$36,615,400	$35,717,277

As of December 31, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.43%	$355,000
Multi-Managed Moderate Growth	0.85	705,000
Multi-Managed Income/Equity	0.70	580,000
Multi-Managed Income	1.18	975,000
Large Cap Value	1.81	1,500,000
Mid Cap Growth	0.19	155,000
Diversified Fixed Income	13.68	11,340,000
Real Return	4.20	3,480,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated December 30, 2016, bearing interest at a rate of 0.49% per annum, with a principal amount of $82,870,000, a repurchase price of $82,874,512, and a maturity date of January 03, 2017. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.00%	08/15/2025	$87,153,000	$84,759,691

As of December 31, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
Multi-Managed Growth	0.40%	$40,000
Multi-Managed Moderate Growth	0.80	80,000
Multi-Managed Income/Equity	0.65	65,000
Multi-Managed Income	1.15	115,000
Large Cap Value	1.80	180,000
Mid Cap Growth	0.15	15,000
Diversified Fixed Income	13.65	1,365,000
Real Return	4.15	415,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated December 30, 2016, bearing interest at a rate of 0.46% per annum, with a principal amount of $10,000,000, a repurchase price of $10,000,511, and a maturity date of January 03, 2017. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.13%	05/15/2025	$10,413,000	$10,200,724

As of December 31, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

	Percentage	Principal
Portfolio	Ownership	Amount
Large Cap Growth	0.33%	$888,000
Large Cap Value	0.13	345,000
Mid Cap Growth	0.19	529,000
Mid Cap Value	0.13	363,000
Small Cap	0.19	510,000
International Equity	0.33	902,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank and Trust Co., dated December 30, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $272,814,000, a repurchase price of $272,814,303, and a maturity date of January 03, 2017. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.38%	06/30/2018	$85,370,000	$86,324,010
U.S. Treasury Notes	2.38	06/30/2018	85,000,000	87,593,435
U.S. Treasury Notes	3.38	11/15/2019	98,615,000	104,356,661

Note 3.  Transactions with Affiliates:

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds and/or Seasons Series Trust Portfolios and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  For the period ended December 31, 2016, transactions in these securities were as follows:

Large Cap Value Portfolio

		Capital Gain	Value at	Cost	Proceeds		Change in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2016	Purchases	Sales	Gain/Loss	Gain (Loss)	2016
American International Group, Inc	$38,867	$—	$2,274,100	$130,958	$393,670	$169,503	$273,785	$2,454,676

Mid Cap Value Portfolio

		Capital Gain	Value at	Cost	Proceeds		Change in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2016	Purchases	Sales	Gain/Loss	Gain (Loss)	2016
Allied World Assurance Co. Holdings AG	$2,188	$—	$117,853	$—	$29,022	$13,894	$36,814	$139,539

Allocation Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2016	Purchases†	Sales	Gain/Loss	Gain (Loss)	2016
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$—	$—	$14,841,276	$689,876	$896,802	$(26,063)	$71,711	$—
Diversified Fixed Income Portfolio, Class 1	165,542	108,569	—	805,998	1,700,635	4,254	(240,211)	13,549,404
International Equity Portfolio, Class 3	—	—	23,642,611	57,945	5,394,172	815,211	(680,677)	—
International Equity Portfolio, Class 1	296,415	—	—	570,445	3,373,119	90,116	(128,760)	15,599,600
Large Cap Growth Portfolio, Class 3	—	—	17,066,641	440,618	2,135,017	473,393	(15,035)	—
Large Cap Growth Portfolio, Class 1	67,736	478,874	—	1,056,202	1,155,528	303,451	(692,867)	15,341,858
Large Cap Value Portfolio, Class 3	—	—	13,539,406	5,042,695	958,375	298,558	(1,950,285)	—
Large Cap Value Portfolio, Class 1	291,287	568,121	—	1,160,066	1,888,323	604,618	2,374,843	18,223,203
Mid Cap Growth Portfolio, Class 3	—	—	5,520,385	10,440	2,941,472	(5,372)	402,443	—
Mid Cap Growth Portfolio, Class 1	—	134,247	—	178,246	295,852	(11,560)	(291,535)	2,565,723
Mid Cap Value Portfolio, Class 3	—	—	3,732,836	711,393	1,646,690	(21,782)	228,193	—
Mid Cap Value Portfolio, Class 1	31,409	54,182	—	133,990	315,437	(41,101)	198,695	2,980,097
Real Return Portfolio, Class 3	—	—	1,368,764	2,848	314,057	(8,246)	34,053	—
Real Return Portfolio, Class 1	—	—	—	17,599	78,341	(896)	(9,409)	1,012,315
SA Columbia Focused Growth Portfolio, Class 3	—	—	1,488,298	3,831	89,568	(9,397)	386,411	—
SA Columbia Focused Growth Portfolio, Class 1	—	196,943	—	223,342	117,511	(11,537)	(507,002)	1,366,867
SA Columbia Focused Value Portfolio, Class 3	—	—	1,808,321	4,272	197,358	62,748	(448,375)	—
SA Columbia Focused Value Portfolio, Class 1	21,814	158,619	—	209,766	130,568	47,762	466,091	1,822,659
Small Cap Portfolio, Class 3	—	—	4,759,989	12,072	1,362,362	315,983	(505,123)	—
Small Cap Portfolio, Class 1	7,766	54,781	—	121,212	261,136	66,187	811,678	3,958,500
SunAmerica Series Trust
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	—	—	—	2,022,227	45,619	(2,459)	(101,270)	1,872,879
SunAmerica Series Trust High Yield Bond Portfolio, Class 3	—	—	1,825,083	4,004,747	135,381	(1,789)	41,634	—
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	379,226	—	—	474,557	424,347	2,214	78,347	5,865,065
SunAmerica Series Trust Real Estate Portfolio, Class 3	—	—	2,700,000	106,620	116,856	4,180	—	—
SunAmerica Series Trust Real Estate Portfolio, Class 1	61,294	130,458	—	235,751	195,852	(607)	(135,551)	2,597,685
SunAmerica Series Trust Ultra Short Bond Portfolio, Class 1	—	—	—	964,505	46,138	(27)	(1,082)	917,258
	$1,322,489	$1,884,794	$92,293,610	$19,261,263	$26,216,516	$2,947,839	$(613,083)	$87,673,113

† Includes reinvestment of distributions paid.

Allocation Moderate Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Net Income	Received	2016	Purchases†	Sales	Gain/Loss	Gain (Loss)	2016
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$—	$—	$149,457,579	$3,833,347	$5,754,812	$198,044	$1,794,840	—
Diversified Fixed Income Portfolio, Class 1	1,649,799	1,081,999	—	6,070,639	16,876,483	113,736	(4,019,114)	134,817,776
International Equity Portfolio, Class 3	—	—	107,139,852	311,326	25,337,610	2,594,079	(4,182,838)	—
International Equity Portfolio, Class 1	1,386,664	—	—	1,679,204	11,346,799	1,008,662	1,003,290	72,869,166
Large Cap Growth Portfolio, Class 3	—	—	85,841,739	1,778,784	10,232,788	2,113,068	(1,419,903)	—
Large Cap Growth Portfolio, Class 1	337,478	2,385,892	—	3,024,274	4,417,542	1,044,185	(1,412,732)	76,319,085
Large Cap Value Portfolio, Class 3	—	—	66,735,849	23,107,918	3,036,112	1,281,183	(13,615,560)	—
Large Cap Value Portfolio, Class 1	1,444,810	2,817,936	—	4,606,916	7,852,744	3,230,223	15,798,381	90,256,054
Mid Cap Growth Portfolio, Class 3	—	—	22,185,738	42,384	12,735,106	352,883	1,150,835	—
Mid Cap Growth Portfolio, Class 1	—	514,733	—	552,100	548,584	(56,255)	(1,119,259)	9,824,736
Mid Cap Value Portfolio, Class 3	—	—	15,981,645	47,962	4,831,579	1,382,156	(1,220,789)	—
Mid Cap Value Portfolio, Class 1	130,195	224,594	—	400,024	664,075	231,325	1,009,902	12,336,571
Real Return Portfolio, Class 3	—	—	15,063,095	45,820	2,394,400	(49,731)	522,667	—
Real Return Portfolio, Class 1	—	—	—	49,167	721,821	(28,362)	(262,179)	12,224,256
SA Columbia Focused Growth Portfolio, Class 3	—	—	7,379,457	25,901	291,109	(5,378)	1,450,745	—
SA Columbia Focused Growth Portfolio, Class 1	—	876,737	—	904,271	1,404,219	82,388	(2,068,162)	6,073,894
SA Columbia Focused Value Portfolio, Class 3	—	—	8,913,953	29,325	616,416	315,323	(2,702,665)	—
SA Columbia Focused Value Portfolio, Class 1	113,709	826,816	—	971,993	461,965	250,312	2,792,317	9,492,177
Small Cap Portfolio, Class 3	—	—	18,734,847	58,234	4,707,500	1,887,437	(3,210,277)	—
Small Cap Portfolio, Class 1	32,173	226,945	—	316,152	837,312	265,980	3,868,480	16,376,041
SunAmerica Series Trust
Emerging Markets Portfolio, Class 1	—	—	—	7,014,263	157,360	(7,853)	(355,470)	6,493,580
High Yield Bond Portfolio, Class 3	—	—	15,718,767	21,709,008	722,215	(15,233)	89,867	—
High-Yield Bond Portfolio, Class 1	2,501,930	—	—	2,647,465	2,136,589	35,570	1,022,719	38,349,359
Real Estate Portfolio, Class 3	—	—	10,299,999	3,042,798	1,316,340	91,504	1	—
Real Estate Portfolio, Class 1	277,293	590,187	—	916,647	721,821	(22,273)	(682,769)	11,607,746
Ultra Short Bond Portfolio, Class 1	—	—	—	10,033,464	525,509	(298)	(11,299)	9,496,358
	$7,874,051	$9,545,839	$523,452,520	$93,219,386	$120,648,810	$16,292,675	$(5,778,972)	$506,536,799

† Includes reinvestment of distributions paid.

Allocation Moderate Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2016	Purchases†	Sales	Gain/Loss	Gain (Loss)	2016
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$—	$—	$119,648,913	$5,455,560	$5,254,468	$5,593	$1,190,848	—
Diversified Fixed Income Portfolio, Class 1	1,328,912	871,549	—	5,331,043	14,336,794	(57,692)	(2,723,943)	109,259,060
International Equity Portfolio, Class 3	—	—	52,282,989	1,057,198	12,933,616	493,032	(628,450)	—
International Equity Portfolio, Class 1	691,381	—	—	1,143,290	5,182,591	688,047	(373,291)	36,546,608
Large Cap Growth Portfolio, Class 3	—	—	47,881,542	1,194,802	4,764,509	991,383	(2,584,620)	—
Large Cap Growth Portfolio, Class 1	190,267	1,345,141	—	2,065,539	3,313,879	803,403	1,012,960	43,286,621
Large Cap Value Portfolio, Class 3	—	—	36,108,833	15,784,996	1,760,446	604,292	(6,739,280)	—
Large Cap Value Portfolio, Class 1	836,613	1,631,718	—	3,082,975	4,482,758	1,519,930	8,448,126	52,566,668
Mid Cap Growth Portfolio, Class 3	—	—	12,052,732	121,392	7,727,386	(974,683)	1,540,300	—
Mid Cap Growth Portfolio, Class 1	—	240,086	—	293,867	234,741	(19,511)	(442,948)	4,609,022
Mid Cap Value Portfolio, Class 3	—	—	7,633,863	130,080	3,194,662	261,507	201,559	—
Mid Cap Value Portfolio, Class 1	53,918	93,012	—	204,553	251,508	(48,017)	200,151	5,137,526
Real Return Portfolio, Class 3	—	—	11,794,884	285,727	1,417,280	(51,811)	350,763	—
Real Return Portfolio, Class 1	—	—	—	126,770	553,319	(916)	(149,399)	10,385,419
SA Columbia Focused Growth Portfolio, Class 3	—	—	3,881,817	103,901	161,234	1,770	876,809	—
SA Columbia Focused Growth Portfolio, Class 1	—	478,517	—	524,615	701,207	19,319	(1,207,872)	3,337,918
SA Columbia Focused Value Portfolio, Class 3	—	—	5,060,351	121,218	677,028	211,844	(1,167,993)	—
SA Columbia Focused Value Portfolio, Class 1	61,792	449,306	—	564,878	234,741	69,092	1,236,752	5,184,373
Small Cap Portfolio, Class 3	—	—	10,066,779	216,635	2,581,016	570,458	(807,579)	—
Small Cap Portfolio, Class 1	17,690	124,784	—	238,513	419,181	144,680	1,622,711	9,052,000
SunAmerica Series Trust	—	—
Emerging Markets Portfolio, Class 1	—	—	—	3,216,757	63,012	(3,129)	(163,075)	2,987,541
High Yield Bond Portfolio, Class 3	—	—	12,055,985	12,557,020	554,764	(11,717)	76,453	—
High-Yield Bond Portfolio, Class 1	1,650,237	—	—	1,942,193	1,274,310	30,438	777,362	25,598,660
Real Estate Portfolio, Class 3	—	—	4,800,000	129,876	118,453	4,250	—	—
Real Estate Portfolio, Class 1	110,892	236,021	—	404,536	251,509	(6,410)	(253,788)	4,708,502
Ultra Short Bond Portfolio, Class 1	—	—	—	10,113,832	467,687	(247)	(11,409)	9,634,489
	$4,941,702	$5,470,134	$323,268,688	$66,411,766	$72,912,099	$5,244,905	$281,147	$322,294,407

† Includes reinvestment of distributions paid.

Allocation Balanced Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2016	Purchases†	Sales	Gain/Loss	Gain (Loss)	2016
Seasons Series Trust
Diversified Fixed Income Portfolio, Class 3	$—	$—	$127,361,777	$2,907,022	$6,268,537	$177,009	$803,742	—
Diversified Fixed Income Portfolio, Class 1	1,365,207	895,353	—	4,219,250	15,540,574	30,354	(2,572,345)	111,117,698
International Equity Portfolio, Class 3	—	—	29,716,424	129,057	7,836,617	591,250	(1,069,372)	—
International Equity Portfolio, Class 1	376,492	—	—	550,079	2,935,976	423,143	140,601	19,708,589
Large Cap Growth Portfolio, Class 3	—	—	28,304,988	126,031	2,095,813	434,709	(1,903,743)	—
Large Cap Growth Portfolio, Class 1	108,269	765,434	—	1,083,924	3,255,463	931,272	762,083	24,387,988
Large Cap Value Portfolio, Class 3	—	—	22,478,560	8,531,736	1,133,530	415,172	(3,997,269)	—
Large Cap Value Portfolio, Class 1	495,450	966,319	—	1,715,271	3,116,882	1,227,238	4,715,818	30,836,114
Mid Cap Growth Portfolio, Class 3	—	—	6,302,906	15,249	5,037,834	(303,252)	402,975	—
Mid Cap Growth Portfolio, Class 1	—	68,369	—	78,674	86,052	(8,715)	(63,385)	1,300,566
Mid Cap Value Portfolio, Class 3	—	—	4,280,574	15,382	2,938,512	(586,124)	597,291	—
Mid Cap Value Portfolio, Class 1	16,458	28,390	—	57,214	103,263	11,305	219,972	1,553,839
Real Return Portfolio, Class 3	—	—	12,733,326	55,404	1,280,859	(20,005)	352,288	—
Real Return Portfolio, Class 1	—	—	—	94,806	791,679	(116)	(167,755)	10,975,410
SA Columbia Focused Growth Portfolio, Class 3	—	—	2,576,812	12,863	112,090	(9,965)	583,395	—
SA Columbia Focused Growth Portfolio, Class 1	—	283,831	—	304,441	672,104	(28,842)	(698,346)	1,956,164
SA Columbia Focused Value Portfolio, Class 3	—	—	3,653,173	14,452	625,441	214,148	(993,813)	—
SA Columbia Focused Value Portfolio, Class 1	41,425	301,215	—	367,372	206,525	87,243	936,230	3,446,839
Small Cap Portfolio, Class 3	—	—	5,184,323	22,200	1,194,597	364,480	(314,075)	—
Small Cap Portfolio, Class 1	8,036	56,687	—	97,700	775,367	206,229	483,236	4,074,129
SunAmerica Series Trust	—	—
Emerging Markets Portfolio, Class 1	—	—	—	1,503,659	44,121	(2,283)	(75,606)	1,381,649
High Yield Bond Portfolio, Class 3	—	—	11,486,044	8,067,065	562,861	(10,973)	37,934	—
High-Yield Bond Portfolio, Class 1	1,304,375	—	—	1,469,254	1,376,834	61,223	785,719	19,956,571
Real Estate Portfolio, Class 3	—	—	2,600,000	7,951	66,757	2,736	—	—
Real Estate Portfolio, Class 1	58,310	124,105	—	203,025	172,104	(4,280)	(127,359)	2,443,212
Ultra Short Bond Portfolio, Class 1	—	—	—	10,080,048	633,478	(422)	(11,214)	9,434,934
	$3,774,022	$3,489,703	$256,678,907	$41,729,129	$58,863,870	$4,202,534	$(1,172,998)	$242,573,702

† Includes reinvestment of distributions paid.

Note 4.  Federal Income Taxes

As of December 31, 2016, the amount of aggregate unrealized gains(loss) and the cost of investment securities for Federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain (Loss)	Investments

Multi-Managed Growth	$7,109,415	$(1,761,456)	$5,347,959	$51,331,757
Multi-Managed Moderate Growth	9,773,657	(2,915,240)	6,858,417	94,682,779
Multi-Managed Income/Equity	3,493,460	(1,828,161)	1,665,299	74,591,184
Multi-Managed Income	1,930,135	(1,176,669)	753,466	62,946,603
Asset Allocation: Diversified Growth	11,233,396	(4,737,989)	6,495,407	115,241,604
Stock	75,893,556	(6,757,590)	69,135,966	342,991,256
Large Cap Growth	81,998,107	(9,451,339)	72,546,768	411,577,877
Large Cap Value	134,706,649	(34,386,330)	100,320,319	945,632,198
Mid Cap Growth	33,123,961	(9,997,770)	23,126,191	171,347,926
Mid Cap Value	43,075,865	(11,036,180)	32,039,685	275,726,798
Small Cap	75,757,342	(9,998,482)	65,758,860	269,361,062
International Equity	43,149,535	(62,861,120)	(19,711,585)	703,432,161
Diversified Fixed Income	15,218,291	(11,381,608)	3,836,683	1,248,984,316
Real Return	(2,318,540)	(27,777,644)	(30,096,184)	603,876,284
SA Columbia Focused Growth	8,257,179	(12,827,062)	(4,569,883)	133,713,678
SA Columbia Focused Value	57,125,138	(9,770,082)	47,355,056	338,370,782
Allocation Growth	3,929,655	(7,812,310)	(3,882,655)	91,555,768
Allocation Moderate Growth	25,495,088	(30,387,486)	(4,892,398)	511,429,197
Allocation Moderate	13,298,061	(16,317,122)	(3,019,061)	325,313,468
Allocation Balanced	8,043,659	(7,130,763)	912,896	241,660,806

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)         An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 28, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 28, 2017